UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-05199

Columbia Funds Variable Insurance Trust

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Small Company Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Small Company Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Small Company Growth Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Daniel Cole, CFA
Co-manager
Managed Fund since 2015
Wayne Collette, CFA
Co-manager
Managed Fund since 2010
Lawrence Lin, CFA
Co-manager
Managed Fund since 2010
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	01/01/89	14.17	27.66	13.15	6.21
Class 2	06/01/00	13.97	27.32	12.85	5.94
Russell 2000 Growth Index		9.97	24.40	13.98	7.82
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Fair Isaac Corp.	2.1
Blackbaud, Inc.	2.1
Paycom Software, Inc.	2.1
Veeva Systems Inc., Class A	2.1
Ollie’s Bargain Outlet Holdings, Inc.	2.1
Six Flags Entertainment Corp.	2.0
Euronet Worldwide, Inc.	1.9
Coresite Realty Corp.	1.8
West Pharmaceutical Services, Inc.	1.7
Sun Hydraulics Corp.	1.6
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	98.6
Money Market Funds	1.4
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	17.4
Consumer Staples	2.9
Energy	3.3
Financials	6.5
Health Care	25.0
Industrials	14.0
Information Technology	23.1
Materials	2.6
Real Estate	5.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,141.70	1,020.29	4.97	4.68	0.93
Class 2	1,000.00	1,000.00	1,139.70	1,019.05	6.29	5.94	1.18
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 17.2%
Auto Components 0.8%
LCI Industries	2,312	236,749
Hotels, Restaurants & Leisure 7.9%
Extended Stay America, Inc.	13,812	267,400
Hilton Grand Vacations, Inc.(a)	7,953	286,785
Papa John’s International, Inc.	4,358	312,730
Planet Fitness, Inc., Class A	11,264	262,902
Red Rock Resorts, Inc., Class A	8,972	211,291
Six Flags Entertainment Corp.	9,653	575,415
Wingstop, Inc.	11,736	362,643
Total		2,279,166
Internet & Direct Marketing Retail 1.6%
Liberty Expedia Holdings, Inc., Class A(a)	5,840	315,477
Nutrisystem, Inc.	3,111	161,927
Total		477,404
Leisure Products 0.5%
American Outdoor Brands Corp.(a)	6,139	136,040
Media 1.8%
Lions Gate Entertainment Corp., Class B(a)	10,254	269,475
Nexstar Broadcasting Group, Inc., Class A	4,159	248,708
Total		518,183
Multiline Retail 2.0%
Ollie’s Bargain Outlet Holdings, Inc.(a)	13,785	587,241
Specialty Retail 2.6%
Camping World Holdings, Inc., Class A	10,023	309,210
Floor & Decor Holdings, Inc.(a)	5,154	202,346
Party City Holdco, Inc.(a)	14,872	232,747
Total		744,303
Total Consumer Discretionary		4,979,086
Consumer Staples 2.8%
Beverages 0.4%
Coca-Cola Bottling Co. Consolidated	568	129,998
Food & Staples Retailing 0.7%
Sprouts Farmers Market, Inc.(a)	8,925	202,330
Food Products 1.0%
Hostess Brands, Inc.(a)	17,569	282,861
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.7%
Central Garden & Pet Co.(a)	6,277	199,546
Total Consumer Staples		814,735
Energy 3.2%
Energy Equipment & Services 1.7%
Matrix Service Co.(a)	19,925	186,299
NCS Multistage Holdings, Inc.(a)	5,114	128,770
US Silica Holdings, Inc.	4,907	174,149
Total		489,218
Oil, Gas & Consumable Fuels 1.5%
Matador Resources Co.(a)	5,712	122,065
RSP Permian, Inc.(a)	5,044	162,770
WPX Energy, Inc.(a)	16,172	156,222
Total		441,057
Total Energy		930,275
Financials 6.5%
Banks 2.6%
Ameris Bancorp	6,359	306,504
Home Bancshares, Inc.	14,415	358,933
Republic First Bancorp, Inc.(a)	7,953	73,565
Total		739,002
Capital Markets 1.6%
MarketAxess Holdings, Inc.	1,666	335,033
Pzena Investment Management, Inc., Class A	12,259	124,551
Total		459,584
Thrifts & Mortgage Finance 2.3%
LendingTree, Inc.(a)	2,427	417,930
WSFS Financial Corp.	5,635	255,547
Total		673,477
Total Financials		1,872,063
Health Care 24.8%
Biotechnology 8.2%
ACADIA Pharmaceuticals, Inc.(a)	4,063	113,317
Alder Biopharmaceuticals, Inc.(a)	6,773	77,551
Axovant Sciences Ltd.(a)	1,857	43,064
bluebird bio, Inc.(a)	1,892	198,755
Clovis Oncology, Inc.(a)	1,391	130,239
Curis, Inc.(a)	14,146	26,736

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Dynavax Technologies Corp.(a)	13,949	134,608
Exact Sciences Corp.(a)	2,517	89,026
Immunomedics, Inc.(a)	5,321	46,985
Intercept Pharmaceuticals, Inc.(a)	588	71,189
Jounce Therapeutics, Inc.(a)	2,486	34,879
Keryx Biopharmaceuticals, Inc.(a)	15,454	111,732
Kite Pharma, Inc.(a)	1,976	204,852
Loxo Oncology, Inc.(a)	1,534	123,012
OncoMed Pharmaceuticals, Inc.(a)	18,021	60,010
Ovid Therapeutics, Inc.(a)	5,600	58,744
PTC Therapeutics, Inc.(a)	3,616	66,281
Puma Biotechnology, Inc.(a)	2,023	176,810
Ra Pharmaceuticals, Inc.(a)	2,553	47,843
Sage Therapeutics, Inc.(a)	1,021	81,313
Spark Therapeutics, Inc.(a)	2,384	142,420
TESARO, Inc.(a)	1,277	178,601
Ultragenyx Pharmaceutical, Inc.(a)	955	59,315
vTv Therapeutics, Inc., Class A(a)	17,091	84,942
Total		2,362,224
Health Care Equipment & Supplies 6.3%
ABIOMED, Inc.(a)	2,109	302,220
Cantel Medical Corp.	3,845	299,564
ICU Medical, Inc.(a)	1,876	323,610
Neogen Corp.(a)	5,929	409,753
West Pharmaceutical Services, Inc.	5,280	499,065
Total		1,834,212
Health Care Providers & Services 1.7%
BioTelemetry, Inc.(a)	6,072	203,108
Chemed Corp.	1,350	276,116
Total		479,224
Health Care Technology 3.6%
HealthStream, Inc.(a)	5,165	135,943
Medidata Solutions, Inc.(a)	3,705	289,731
Veeva Systems Inc., Class A(a)	9,823	602,248
Total		1,027,922
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.5%
INC Research Holdings, Inc. Class A(a)	5,115	299,227
PAREXEL International Corp.(a)	1,546	134,363
Pra Health Sciences, Inc.(a)	3,899	292,464
Total		726,054
Pharmaceuticals 2.5%
Aerie Pharmaceuticals, Inc.(a)	1,732	91,017
Medicines Co. (The)(a)	2,137	81,227
Nektar Therapeutics(a)	4,349	85,023
Pacira Pharmaceuticals, Inc.(a)	3,415	162,895
Prestige Brands Holdings, Inc.(a)	5,670	299,433
Total		719,595
Total Health Care		7,149,231
Industrials 13.9%
Aerospace & Defense 0.7%
Teledyne Technologies, Inc.(a)	1,599	204,112
Airlines 0.6%
Copa Holdings SA, Class A	1,480	173,160
Building Products 1.5%
Gibraltar Industries, Inc.(a)	4,230	150,800
Masonite International Corp.(a)	3,737	282,143
Total		432,943
Commercial Services & Supplies 3.3%
ARC Document Solutions, Inc.(a)	42,405	176,405
Casella Waste Systems, Inc., Class A(a)	11,826	194,064
Deluxe Corp.	3,949	273,350
Heritage-Crystal Clean, Inc.(a)	19,733	313,755
Total		957,574
Electrical Equipment 0.6%
Generac Holdings, Inc.(a)	4,618	166,848
Machinery 4.3%
Mueller Water Products, Inc., Class A	22,359	261,153
Proto Labs, Inc.(a)	3,755	252,524
Sun Hydraulics Corp.	10,975	468,303
Terex Corp.	7,146	267,975
Total		1,249,955

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.2%
Wageworks, Inc.(a)	5,036	338,419
Road & Rail 0.5%
Saia, Inc.(a)	3,044	156,157
Trading Companies & Distributors 1.2%
Watsco, Inc.	2,192	338,007
Total Industrials		4,017,175
Information Technology 22.9%
Electronic Equipment, Instruments & Components 1.1%
Coherent, Inc.(a)	1,418	319,036
Internet Software & Services 4.9%
Coupa Software, Inc.(a)	5,513	159,767
Match Group, Inc.(a)	24,949	433,614
Shopify, Inc., Class A(a)	2,193	190,572
Stamps.com, Inc.(a)	1,693	262,203
Trivago NV(a)	6,469	153,056
Wix.com Ltd.(a)	3,217	223,903
Total		1,423,115
IT Services 3.4%
EPAM Systems, Inc.(a)	3,348	281,533
Euronet Worldwide, Inc.(a)	6,068	530,161
Square, Inc., Class A(a)	6,534	153,288
Total		964,982
Semiconductors & Semiconductor Equipment 3.2%
MACOM Technology Solutions Holdings, Inc.(a)	4,364	243,380
MKS Instruments, Inc.	4,618	310,792
Nanometrics, Inc.(a)	9,324	235,804
Xperi Corp.	4,793	142,831
Total		932,807
Software 10.3%
Blackbaud, Inc.	7,124	610,883
Callidus Software, Inc.(a)	11,776	284,979
CyberArk Software Ltd.(a)	3,569	178,272
Ellie Mae, Inc.(a)	2,518	276,753
Common Stocks (continued)
Issuer	Shares	Value ($)
Everbridge, Inc.(a)	8,921	217,316
Fair Isaac Corp.	4,402	613,683
Paycom Software, Inc.(a)	8,813	602,897
RealPage, Inc.(a)	5,387	193,663
Total		2,978,446
Total Information Technology		6,618,386
Materials 2.5%
Chemicals 2.1%
GCP Applied Technologies(a)	8,653	263,916
Ingevity Corp.(a)	3,665	210,371
Intrepid Potash, Inc.(a)	63,164	142,751
Total		617,038
Paper & Forest Products 0.4%
Neenah Paper, Inc.	1,430	114,758
Total Materials		731,796
Real Estate 5.2%
Equity Real Estate Investment Trusts (REITS) 5.2%
Coresite Realty Corp.	4,982	515,786
DuPont Fabros Technology, Inc.	4,921	300,968
QTS Realty Trust Inc., Class A	5,756	301,212
STORE Capital Corp.	16,559	371,750
Total		1,489,716
Total Real Estate		1,489,716
Total Common Stocks (Cost $25,339,860)		28,602,463

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	401,320	401,320
Total Money Market Funds (Cost $401,279)		401,320
Total Investments (Cost: $25,741,139)		29,003,783
Other Assets & Liabilities, Net		(116,080)
Net Assets		28,887,703

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	816,416	8,219,760	(8,634,856)	401,320	25	2,034	401,320
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	4,979,086	—	—	—	4,979,086
Consumer Staples	814,735	—	—	—	814,735
Energy	930,275	—	—	—	930,275
Financials	1,872,063	—	—	—	1,872,063
Health Care	7,149,231	—	—	—	7,149,231
Industrials	4,017,175	—	—	—	4,017,175
Information Technology	6,618,386	—	—	—	6,618,386
Materials	731,796	—	—	—	731,796
Real Estate	1,489,716	—	—	—	1,489,716
Total Common Stocks	28,602,463	—	—	—	28,602,463
Money Market Funds	—	—	—	401,320	401,320
Total Investments	28,602,463	—	—	401,320	29,003,783
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$25,339,860
Affiliated issuers, at cost	401,279
Total investments, at cost	25,741,139
Investments, at value
Unaffiliated issuers, at value	28,602,463
Affiliated issuers, at value	401,320
Total investments, at value	29,003,783
Receivable for:
Investments sold	218,349
Dividends	16,318
Expense reimbursement due from Investment Manager	5,604
Trustees’ deferred compensation plan	35,512
Total assets	29,279,566
Liabilities
Payable for:
Investments purchased	223,355
Capital shares purchased	53,968
Management services fees	20,897
Distribution and/or service fees	111
Transfer agent fees	1,441
Compensation of board members	29,426
Compensation of chief compliance officer	3
Other expenses	27,150
Trustees’ deferred compensation plan	35,512
Total liabilities	391,863
Net assets applicable to outstanding capital stock	$28,887,703
Represented by
Paid in capital	22,003,502
Excess of distributions over net investment income	(95,004)
Accumulated net realized gain	3,716,561
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	3,262,603
Investments - affiliated issuers	41
Total - representing net assets applicable to outstanding capital stock	$28,887,703
Class 1
Net assets	$28,343,347
Shares outstanding	1,621,074
Net asset value per share	$17.48
Class 2
Net assets	$544,356
Shares outstanding	32,374
Net asset value per share	$16.81
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$92,143
Dividends — affiliated issuers	2,034
Foreign taxes withheld	(179)
Total income	93,998
Expenses:
Management services fees	124,329
Distribution and/or service fees
Class 2	627
Transfer agent fees
Class 1	8,424
Class 2	150
Compensation of board members	11,290
Custodian fees	7,134
Printing and postage fees	3,814
Audit fees	13,583
Legal fees	366
Compensation of chief compliance officer	6
Other	3,532
Total expenses	173,255
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(39,704)
Total net expenses	133,551
Net investment loss	(39,553)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,276,761
Investments — affiliated issuers	25
Foreign currency translations	(229)
Net realized gain	2,276,557
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,563,341
Investments — affiliated issuers	41
Net change in unrealized appreciation (depreciation)	1,563,382
Net realized and unrealized gain	3,839,939
Net increase in net assets resulting from operations	$3,800,386
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment loss	$(39,553)	$(36,792)
Net realized gain	2,276,557	1,654,546
Net change in unrealized appreciation (depreciation)	1,563,382	1,569,748
Net increase in net assets resulting from operations	3,800,386	3,187,502
Distributions to shareholders
Net realized gains
Class 1	—	(5,250,673)
Class 2	—	(96,539)
Total distributions to shareholders	—	(5,347,212)
Increase (decrease) in net assets from capital stock activity	(2,277,911)	1,551,337
Total increase (decrease) in net assets	1,522,475	(608,373)
Net assets at beginning of period	27,365,228	27,973,601
Net assets at end of period	$28,887,703	$27,365,228
Excess of distributions over net investment income	$(95,004)	$(55,451)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	73,213	1,172,746	106,399	1,667,671
Distributions reinvested	—	—	366,667	5,250,673
Redemptions	(209,493)	(3,475,269)	(346,728)	(5,365,548)
Net increase (decrease)	(136,280)	(2,302,523)	126,338	1,552,796
Class 2
Subscriptions	3,639	57,169	5,656	83,761
Distributions reinvested	—	—	6,996	96,539
Redemptions	(2,032)	(32,557)	(12,171)	(181,759)
Net increase (decrease)	1,607	24,612	481	(1,459)
Total net increase (decrease)	(134,673)	(2,277,911)	126,819	1,551,337
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$15.31	(0.02)	2.19	2.17	—	—
12/31/2016	$16.85	(0.02)	1.93	1.91	—	(3.45)
12/31/2015	$17.04	(0.08)	0.82	0.74	—	(0.93)
12/31/2014	$18.20	(0.08)	(0.78)	(0.86)	—	(0.30)
12/31/2013	$12.97	(0.09)	5.34	5.25	(0.02)	—
12/31/2012	$11.58	(0.02)	1.41	1.39	—	—
Class 2
6/30/2017 (c)	$14.75	(0.04)	2.10	2.06	—	—
12/31/2016	$16.34	(0.06)	1.87	1.81	—	(3.40)
12/31/2015	$16.59	(0.12)	0.80	0.68	—	(0.93)
12/31/2014	$17.77	(0.12)	(0.76)	(0.88)	—	(0.30)
12/31/2013	$12.69	(0.12)	5.20	5.08	—	—
12/31/2012	$11.36	(0.05)	1.38	1.33	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$17.48	14.17%	1.21% (d)	0.93% (d)	(0.27%) (d)	84%	$28,343
(3.45)	$15.31	12.74%	1.29%	0.94%	(0.13%)	183%	$26,912
(0.93)	$16.85	3.83%	1.17%	0.96%	(0.47%)	150%	$27,479
(0.30)	$17.04	(4.64%)	1.17%	0.96%	(0.50%)	138%	$30,488
(0.02)	$18.20	40.47%	1.14%	0.97%	(0.55%)	127%	$38,072
—	$12.97	12.00%	1.12%	0.99%	(0.13%)	116%	$32,714

—	$16.81	13.97%	1.46% (d)	1.18% (d)	(0.52%) (d)	84%	$544
(3.40)	$14.75	12.53%	1.54%	1.19%	(0.38%)	183%	$454
(0.93)	$16.34	3.56%	1.42%	1.21%	(0.72%)	150%	$495
(0.30)	$16.59	(4.86%)	1.43%	1.21%	(0.75%)	138%	$437
—	$17.77	40.03%	1.39%	1.22%	(0.79%)	127%	$471
—	$12.69	11.71%	1.42%	1.24%	(0.44%)	116%	$438
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017	15

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Small Company Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
18	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 1	0.93%
Class 2	1.18
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Fund had a voluntary expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement on July 1, 2017 through April 30, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
25,741,000	4,007,000	(744,000)	3,263,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $23,659,984 and $25,518,703, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate
20	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 8. Significant risks
Health care sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Shareholder concentration risk
At June 30, 2017, two unaffiliated shareholders of record owned 79.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Small Company Growth Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to voluntarily limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017	23

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the twenty-sixth, fifty-third and sixty-second percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
24	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the first and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017	25

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
26	Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Small Company Growth Fund | Semiannual Report 2017	27

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Columbia Variable Portfolio – Small Company Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
C-1510 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Small Cap Value Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Small Cap Value Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Jeremy Javidi, CFA
Manager
Managed Fund since 2005
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/19/98	2.77	30.85	13.97	6.87
Class 2	06/01/00	2.58	30.43	13.71	6.67
Russell 2000 Value Index		0.54	24.86	13.39	5.92
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Sunstone Hotel Investors, Inc.	1.3
UMB Financial Corp.	1.2
Radian Group, Inc.	1.2
MGIC Investment Corp.	1.1
American Equity Investment Life Holding Co.	1.0
MACOM Technology Solutions Holdings, Inc.	1.0
Pebblebrook Hotel Trust	1.0
Chesapeake Lodging Trust	1.0
Towne Bank	0.9
Carrizo Oil & Gas, Inc.	0.9
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	98.4
Exchange-Traded Funds	0.5
Money Market Funds	1.1
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	11.2
Consumer Staples	4.4
Energy	8.5
Financials	29.8
Health Care	9.1
Industrials	12.1
Information Technology	9.4
Materials	6.4
Real Estate	7.0
Telecommunication Services	0.8
Utilities	1.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 – June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,027.70	1,020.29	4.70	4.68	0.93
Class 2	1,000.00	1,000.00	1,025.80	1,019.05	5.96	5.94	1.18
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 11.0%
Auto Components 2.6%
Cooper Tire & Rubber Co.	87,884	3,172,612
Gentherm, Inc.(a)	47,839	1,856,153
Modine Manufacturing Co.(a)	105,098	1,739,372
Visteon Corp.(a)	28,010	2,858,701
Total		9,626,838
Automobiles 0.5%
Winnebago Industries, Inc.	55,859	1,955,065
Household Durables 2.7%
Cavco Industries, Inc.(a)	16,207	2,101,238
Ethan Allen Interiors, Inc.	62,380	2,014,874
Hooker Furniture Corp.	38,243	1,573,699
Lifetime Brands, Inc.	76,147	1,382,068
Pico Holdings, Inc.(a)	90,428	1,582,490
UCP, Inc., Class A(a)	157,585	1,725,556
Total		10,379,925
Leisure Products 0.4%
Malibu Boats, Inc., Class A(a)	53,002	1,371,162
Media 1.3%
AMC Entertainment Holdings, Inc., Class A	135,577	3,084,377
WideOpenWest, Inc.(a)	115,514	2,009,943
Total		5,094,320
Multiline Retail 0.5%
Hudson’s Bay Co.	206,216	1,839,851
Specialty Retail 1.6%
Aaron’s, Inc.	66,818	2,599,220
DSW, Inc., Class A	65,850	1,165,545
Sally Beauty Holdings, Inc.(a)	104,050	2,107,013
Total		5,871,778
Textiles, Apparel & Luxury Goods 1.4%
Deckers Outdoor Corp.(a)	27,417	1,871,484
Skechers U.S.A., Inc., Class A(a)	72,080	2,126,360
Steven Madden Ltd.(a)	35,548	1,420,143
Total		5,417,987
Total Consumer Discretionary		41,556,926
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.3%
Beverages 0.5%
Boston Beer Co., Inc. (The), Class A(a)	15,540	2,053,611
Food & Staples Retailing 1.0%
Andersons, Inc. (The)	60,033	2,050,127
United Natural Foods, Inc.(a)	42,940	1,575,898
Total		3,626,025
Food Products 2.3%
Dean Foods Co.	105,540	1,794,180
Fresh Del Monte Produce, Inc.	55,306	2,815,628
Hain Celestial Group, Inc. (The)(a)	58,140	2,256,995
Sanderson Farms, Inc.	16,390	1,895,504
Total		8,762,307
Personal Products 0.5%
Inter Parfums, Inc.	47,622	1,745,346
Total Consumer Staples		16,187,289
Energy 8.4%
Energy Equipment & Services 2.4%
Aspen Aerogels, Inc.(a)	312,516	1,390,696
C&J Energy Services, Inc.(a)	59,846	2,050,922
CARBO Ceramics, Inc.(a)	138,199	946,663
Dawson Geophysical Co.(a)	229,067	897,943
Geospace Technologies Corp.(a)	52,677	728,523
Natural Gas Services Group, Inc.(a)	71,040	1,765,344
Smart Sand, Inc.(a)	143,580	1,279,298
Total		9,059,389
Oil, Gas & Consumable Fuels 6.0%
Aegean Marine Petroleum Network, Inc.	249,540	1,459,809
Alon USA Energy, Inc.	168,198	2,240,397
Callon Petroleum Co.(a)	181,138	1,921,874
Carrizo Oil & Gas, Inc.(a)	196,728	3,427,002
Contango Oil & Gas Co.(a)	156,256	1,037,540
Earthstone Energy, Inc., Class A(a)	124,908	1,250,329
Eclipse Resources Corp.(a)	461,479	1,319,830
Jagged Peak Energy, Inc.(a)	136,934	1,828,069
Jones Energy, Inc., Class A(a)	393,505	629,608
Sanchez Energy Corp.(a)	213,340	1,531,781
SM Energy Co.	163,327	2,699,795

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SRC Energy, Inc.(a)	241,379	1,624,481
WildHorse Resource Development Corp.(a)	124,281	1,537,356
Total		22,507,871
Total Energy		31,567,260
Financials 29.4%
Banks 15.0%
BancFirst Corp.	28,226	2,726,632
BankUnited, Inc.	83,653	2,819,943
Banner Corp.	59,500	3,362,345
Boston Private Financial Holdings, Inc.	195,416	2,999,635
Bridge Bancorp, Inc.	49,401	1,645,053
Brookline Bancorp, Inc.	164,231	2,397,773
Capital City Bank Group, Inc.	92,235	1,883,439
Centerstate Banks, Inc.	129,603	3,221,930
Columbia Banking System, Inc.	77,429	3,085,546
Community Trust Bancorp, Inc.	40,727	1,781,806
FCB Financial Holdings, Inc., Class A(a)	61,579	2,940,397
First Citizens BancShares Inc., Class A	8,162	3,041,977
First Financial Corp.	42,059	1,989,391
First of Long Island Corp. (The)	70,350	2,012,010
Heritage Financial Corp.	44,596	1,181,794
Investors Bancorp, Inc.	212,673	2,841,311
National Bank Holdings Corp., Class A	69,425	2,298,662
Northrim BanCorp, Inc.	97,552	2,965,581
Sierra Bancorp	38,671	949,373
Towne Bank	113,666	3,500,913
UMB Financial Corp.	58,400	4,371,824
Union Bankshares Corp.	68,650	2,327,235
Total		56,344,570
Capital Markets 1.7%
GAIN Capital Holdings, Inc.	286,022	1,781,917
INTL FCStone, Inc.(a)	70,225	2,651,696
Moelis & Co., ADR, Class A	47,754	1,855,243
Total		6,288,856
Consumer Finance 1.1%
Enova International, Inc.(a)	66,711	990,658
FirstCash, Inc.	55,674	3,245,794
Total		4,236,452
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 6.5%
American Equity Investment Life Holding Co.	143,277	3,765,320
Baldwin & Lyons, Inc., Class B	59,486	1,457,407
EMC Insurance Group, Inc.	56,302	1,564,070
Employers Holdings, Inc.	62,675	2,651,152
FBL Financial Group, Inc., Class A	39,929	2,455,633
Global Indemnity Ltd(a)	35,109	1,361,176
Heritage Insurance Holdings, Inc.	175,371	2,283,330
Horace Mann Educators Corp.	46,511	1,758,116
National Western Life Group, Inc., Class A	7,556	2,415,049
Navigators Group, Inc. (The)	47,960	2,633,004
United Fire Group, Inc.	51,130	2,252,788
Total		24,597,045
Thrifts & Mortgage Finance 5.1%
HomeStreet, Inc.(a)	91,000	2,518,425
MGIC Investment Corp.(a)	372,730	4,174,576
Provident Financial Holdings, Inc.	53,650	1,032,763
Radian Group, Inc.	267,320	4,370,682
Washington Federal, Inc.	90,935	3,019,042
Western New England Bancorp, Inc.	208,513	2,116,407
WSFS Financial Corp.	44,355	2,011,499
Total		19,243,394
Total Financials		110,710,317
Health Care 9.0%
Biotechnology 5.2%
ACADIA Pharmaceuticals, Inc.(a)	58,047	1,618,931
Alder Biopharmaceuticals, Inc.(a)	123,990	1,419,686
bluebird bio, Inc.(a)	21,950	2,305,847
Coherus Biosciences, Inc.(a)	102,204	1,466,627
Dynavax Technologies Corp.(a)	166,138	1,603,232
Eagle Pharmaceuticals, Inc.(a)	25,036	1,975,090
Immunomedics, Inc.(a)	122,580	1,082,381
Juno Therapeutics, Inc.(a)	30,019	897,268
Keryx Biopharmaceuticals, Inc.(a)	164,260	1,187,600
Momenta Pharmaceuticals, Inc.(a)	92,293	1,559,752
Novavax, Inc.(a)	747,322	859,420
OncoMed Pharmaceuticals, Inc.(a)	149,604	498,181

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Puma Biotechnology, Inc.(a)	16,809	1,469,107
Spark Therapeutics, Inc.(a)	24,340	1,454,072
Total		19,397,194
Health Care Equipment & Supplies 0.9%
iRadimed Corp.(a)	110,680	951,848
Quotient Ltd.(a)	168,591	1,240,830
Sientra, Inc.(a)	138,676	1,347,931
Total		3,540,609
Health Care Providers & Services 0.2%
Aceto Corp.	52,921	817,629
Pharmaceuticals 2.7%
Aerie Pharmaceuticals, Inc.(a)	27,130	1,425,682
BioDelivery Sciences International, Inc.(a)	607,953	1,702,268
Flex Pharma, Inc.(a)	119,963	461,858
Horizon Pharma PLC(a)	87,470	1,038,269
Impax Laboratories, Inc.(a)	132,970	2,140,817
Pacira Pharmaceuticals, Inc.(a)	38,672	1,844,654
Supernus Pharmaceuticals, Inc.(a)	34,875	1,503,112
Total		10,116,660
Total Health Care		33,872,092
Industrials 12.0%
Building Products 1.1%
Simpson Manufacturing Co., Inc.	51,811	2,264,659
Universal Forest Products, Inc.	19,115	1,668,931
Total		3,933,590
Commercial Services & Supplies 0.7%
Unifirst Corp.	18,533	2,607,593
Construction & Engineering 0.3%
Northwest Pipe Co.(a)	74,636	1,213,581
Electrical Equipment 1.1%
Encore Wire Corp.	52,459	2,239,999
General Cable Corp.	119,800	1,958,730
Total		4,198,729
Industrial Conglomerates 0.2%
Raven Industries, Inc.	27,050	900,765
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 6.1%
Albany International Corp., Class A	42,585	2,274,039
Altra Industrial Motion Corp.	41,837	1,665,113
DMC Global Inc	115,544	1,513,626
EnPro Industries, Inc.	29,306	2,091,569
Gorman-Rupp Co.	49,506	1,260,918
Hardinge, Inc.	44,032	546,877
Kadant, Inc.	19,687	1,480,462
LB Foster Co., Class A	63,330	1,358,428
Lydall, Inc.(a)	30,968	1,601,046
Mueller Industries, Inc.	78,019	2,375,679
Standex International Corp.	25,940	2,352,758
Titan International, Inc.	145,404	1,746,302
Wabash National Corp.	117,620	2,585,288
Total		22,852,105
Professional Services 0.4%
TrueBlue, Inc.(a)	60,333	1,598,825
Road & Rail 0.9%
Heartland Express, Inc.	78,600	1,636,452
Werner Enterprises, Inc.	59,378	1,742,744
Total		3,379,196
Trading Companies & Distributors 1.2%
CAI International, Inc.(a)	51,781	1,222,032
Houston Wire & Cable Co.	130,405	684,626
Textainer Group Holdings Ltd.	169,017	2,450,746
Total		4,357,404
Total Industrials		45,041,788
Information Technology 9.2%
Communications Equipment 0.4%
Digi International, Inc.(a)	131,029	1,329,944
Electronic Equipment, Instruments & Components 2.1%
AVX Corp.	128,826	2,105,017
Benchmark Electronics, Inc.(a)	24,919	804,884
FARO Technologies, Inc.(a)	32,570	1,231,146
MTS Systems Corp.	27,379	1,418,232
OSI Systems, Inc.(a)	30,090	2,261,263
Total		7,820,542

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 1.1%
Criteo SA, ADR(a)	15,910	780,386
WebMD Health Corp.(a)	56,620	3,320,763
Total		4,101,149
IT Services 1.2%
Mantech International Corp., Class A	69,945	2,894,324
TeleTech Holdings, Inc.	43,020	1,755,216
Total		4,649,540
Semiconductors & Semiconductor Equipment 3.3%
Adesto Technologies Corp.(a)	140,582	639,648
Entegris, Inc.(a)	113,240	2,485,618
IXYS Corp.	120,061	1,975,004
MACOM Technology Solutions Holdings, Inc.(a)	67,093	3,741,777
Silicon Laboratories, Inc.(a)	19,158	1,309,449
Synaptics, Inc.(a)	46,020	2,379,694
Total		12,531,190
Software 0.8%
MicroStrategy, Inc., Class A(a)	7,680	1,472,025
Silver Spring Networks, Inc.(a)	148,028	1,669,756
Total		3,141,781
Technology Hardware, Storage & Peripherals 0.3%
Stratasys Ltd.(a)	50,367	1,174,055
Total Information Technology		34,748,201
Materials 6.3%
Chemicals 1.5%
A. Schulman, Inc.	57,580	1,842,560
Flotek Industries, Inc.(a)	155,090	1,386,505
Tronox Ltd., Class A	153,361	2,318,818
Total		5,547,883
Construction Materials 0.2%
Forterra, Inc.(a)	113,544	934,467
Containers & Packaging 0.4%
Greif, Inc., Class A	30,415	1,696,549
Metals & Mining 3.4%
Allegheny Technologies, Inc.	110,414	1,878,142
Capstone Mining Corp.(a)	1,603,440	1,162,271
Commercial Metals Co.	127,270	2,472,856
Common Stocks (continued)
Issuer	Shares	Value ($)
Ferroglobe PLC	225,883	2,699,302
Olympic Steel, Inc.	24,173	470,890
TimkenSteel Corp.(a)	96,080	1,476,750
Universal Stainless & Alloy Products, Inc.(a)	127,800	2,492,100
Total		12,652,311
Paper & Forest Products 0.8%
Louisiana-Pacific Corp.(a)	125,580	3,027,734
Total Materials		23,858,944
Real Estate 6.9%
Equity Real Estate Investment Trusts (REITS) 6.9%
Altisource Residential Corp.	160,047	2,071,008
Chesapeake Lodging Trust	147,274	3,603,795
CoreCivic, Inc.	28,160	776,653
EastGroup Properties, Inc.	19,549	1,638,206
Farmland Partners, Inc.	147,230	1,316,236
GEO Group, Inc. (The)	48,270	1,427,344
Getty Realty Corp.	59,125	1,484,038
National Health Investors, Inc.	17,867	1,415,066
Pebblebrook Hotel Trust	113,710	3,666,010
Potlatch Corp.	52,081	2,380,102
RLJ Lodging Trust	67,100	1,333,277
Sunstone Hotel Investors, Inc.	304,272	4,904,865
Total		26,016,600
Total Real Estate		26,016,600
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.2%
magicJack VocalTec Ltd.(a)	99,716	717,955
Wireless Telecommunication Services 0.6%
Shenandoah Telecommunications Co.	70,804	2,173,683
Total Telecommunication Services		2,891,638
Utilities 1.3%
Gas Utilities 1.0%
Chesapeake Utilities Corp.	8,838	662,408
Northwest Natural Gas Co.	16,949	1,014,398
Southwest Gas Corp.	30,121	2,200,640
Total		3,877,446

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.3%
Consolidated Water Co., Ltd.	76,140	944,136
Total Utilities		4,821,582
Total Common Stocks (Cost $321,341,437)		371,272,637

Exchange-Traded Funds 0.5%
	Shares	Value ($)
iShares Russell 2000 Value ETF	15,750	1,872,203
Total Exchange-Traded Funds (Cost $1,857,555)		1,872,203

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	4,323,409	4,323,409
Total Money Market Funds (Cost $4,323,409)		4,323,409
Total Investments (Cost: $327,522,401)		377,468,249
Other Assets & Liabilities, Net		(759,316)
Net Assets		376,708,933

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	3,373,438	56,554,271	(55,604,300)	4,323,409	36	16,805	4,323,409
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	41,556,926	—	—	—	41,556,926
Consumer Staples	16,187,289	—	—	—	16,187,289
Energy	31,567,260	—	—	—	31,567,260
Financials	110,710,317	—	—	—	110,710,317
Health Care	33,872,092	—	—	—	33,872,092
Industrials	45,041,788	—	—	—	45,041,788
Information Technology	34,748,201	—	—	—	34,748,201
Materials	23,858,944	—	—	—	23,858,944
Real Estate	26,016,600	—	—	—	26,016,600
Telecommunication Services	2,891,638	—	—	—	2,891,638
Utilities	4,821,582	—	—	—	4,821,582
Total Common Stocks	371,272,637	—	—	—	371,272,637
Exchange-Traded Funds	1,872,203	—	—	—	1,872,203
Money Market Funds	—	—	—	4,323,409	4,323,409
Total Investments	373,144,840	—	—	4,323,409	377,468,249
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$323,198,992
Affiliated issuers, at cost	4,323,409
Total investments, at cost	327,522,401
Investments, at value
Unaffiliated issuers, at value	373,144,840
Affiliated issuers, at value	4,323,409
Total investments, at value	377,468,249
Receivable for:
Investments sold	2,503,945
Capital shares sold	402,014
Dividends	443,772
Foreign tax reclaims	199
Expense reimbursement due from Investment Manager	16,344
Trustees’ deferred compensation plan	57,848
Total assets	380,892,371
Liabilities
Payable for:
Investments purchased	3,654,458
Capital shares purchased	35,511
Management services fees	266,869
Distribution and/or service fees	75,388
Transfer agent fees	18,404
Compensation of board members	3,214
Compensation of chief compliance officer	40
Other expenses	71,706
Trustees’ deferred compensation plan	57,848
Total liabilities	4,183,438
Net assets applicable to outstanding capital stock	$376,708,933
Represented by
Paid in capital	273,755,247
Undistributed net investment income	2,112,639
Accumulated net realized gain	50,895,191
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	49,945,848
Foreign currency translations	8
Total - representing net assets applicable to outstanding capital stock	$376,708,933
Class 1
Net assets	$6,375,485
Shares outstanding	324,692
Net asset value per share	$19.64
Class 2
Net assets	$370,333,448
Shares outstanding	18,988,885
Net asset value per share	$19.50
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017	11

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,021,130
Dividends — affiliated issuers	16,805
Foreign taxes withheld	(297)
Total income	3,037,638
Expenses:
Management services fees	1,647,009
Distribution and/or service fees
Class 2	465,533
Transfer agent fees
Class 1	1,859
Class 2	111,726
Compensation of board members	12,487
Custodian fees	6,991
Printing and postage fees	34,018
Audit fees	13,808
Legal fees	5,035
Line of credit interest expense	671
Compensation of chief compliance officer	86
Other	7,773
Total expenses	2,306,996
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(79,094)
Total net expenses	2,227,902
Net investment income	809,736
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	26,169,737
Investments — affiliated issuers	36
Foreign currency translations	(1,843)
Net realized gain	26,167,930
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(17,108,258)
Investments — affiliated issuers	48
Foreign currency translations	8
Net change in unrealized appreciation (depreciation)	(17,108,202)
Net realized and unrealized gain	9,059,728
Net increase in net assets resulting from operations	$9,869,464
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$809,736	$1,297,739
Net realized gain	26,167,930	25,190,480
Net change in unrealized appreciation (depreciation)	(17,108,202)	76,572,517
Net increase in net assets resulting from operations	9,869,464	103,060,736
Distributions to shareholders
Net investment income
Class 1	—	(37,766)
Class 2	—	(1,313,929)
Net realized gains
Class 1	—	(581,164)
Class 2	—	(33,428,352)
Total distributions to shareholders	—	(35,361,211)
Increase (decrease) in net assets from capital stock activity	(37,347,106)	10,257,528
Total increase (decrease) in net assets	(27,477,642)	77,957,053
Net assets at beginning of period	404,186,575	326,229,522
Net assets at end of period	$376,708,933	$404,186,575
Undistributed net investment income	$2,112,639	$1,302,903
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	38,753	741,116	103,884	1,683,944
Distributions reinvested	—	—	38,951	618,930
Redemptions	(32,232)	(620,474)	(202,030)	(3,361,239)
Net increase (decrease)	6,521	120,642	(59,195)	(1,058,365)
Class 2
Subscriptions	724,979	13,799,594	1,898,391	30,558,768
Distributions reinvested	—	—	2,196,099	34,742,281
Redemptions	(2,680,598)	(51,267,342)	(3,239,544)	(53,985,156)
Net increase (decrease)	(1,955,619)	(37,467,748)	854,946	11,315,893
Total net increase (decrease)	(1,949,098)	(37,347,106)	795,751	10,257,528
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$19.11	0.07	0.46	0.53	—	—
12/31/2016	$16.02	0.10	4.82	4.92	(0.11)	(1.72)
12/31/2015	$18.42	0.10	(1.15)	(1.05)	(0.15)	(1.20)
12/31/2014	$20.46	0.16	0.46	0.62	(0.12)	(2.54)
12/31/2013	$15.41	0.11	5.14	5.25	(0.20)	—
12/31/2012	$14.59	0.16	1.44	1.60	(0.07)	(0.71)
Class 2
6/30/2017 (c)	$19.01	0.04	0.45	0.49	—	—
12/31/2016	$15.94	0.06	4.80	4.86	(0.07)	(1.72)
12/31/2015	$18.33	0.06	(1.14)	(1.08)	(0.11)	(1.20)
12/31/2014	$20.39	0.12	0.46	0.58	(0.10)	(2.54)
12/31/2013	$15.36	0.09	5.12	5.21	(0.18)	—
12/31/2012	$14.54	0.14	1.43	1.57	(0.04)	(0.71)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$19.64	2.77%	0.97% (d),(e)	0.93% (d),(e)	0.68% (d)	27%	$6,375
(1.83)	$19.11	33.04%	0.98%	0.93%	0.60%	62%	$6,081
(1.35)	$16.02	(6.12%)	0.98%	0.93%	0.56%	64%	$6,045
(2.66)	$18.42	3.28%	0.98%	0.88%	0.81%	51%	$7,270
(0.20)	$20.46	34.22%	0.98% (e)	0.88% (e)	0.63%	58%	$8,084
(0.78)	$15.41	11.40%	1.00%	0.88%	1.06%	49%	$20,532

—	$19.50	2.58%	1.22% (d),(e)	1.18% (d),(e)	0.42% (d)	27%	$370,333
(1.79)	$19.01	32.74%	1.23%	1.18%	0.37%	62%	$398,105
(1.31)	$15.94	(6.32%)	1.23%	1.18%	0.32%	64%	$320,184
(2.64)	$18.33	3.05%	1.23%	1.10%	0.60%	51%	$368,768
(0.18)	$20.39	34.04%	1.23% (e)	1.03% (e)	0.51%	58%	$379,959
(0.75)	$15.36	11.25%	1.25%	1.03%	0.93%	49%	$298,663
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017	17

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
18	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
20	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 1	0.93%
Class 2	1.18
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Fund had a voluntary expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement on July 1, 2017 through April 30, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
327,522,000	70,828,000	(20,882,000)	49,946,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $103,578,739 and $140,280,442, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate
22	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
For the six months ended June 30, 2017, the average daily loan balance outstanding on days when borrowing existed was $13,600,000 at a weighted average interest rate of 1.78%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Shareholder concentration risk
At June 30, 2017, three unaffiliated shareholders of record owned 94.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Small Cap Value Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to voluntarily limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017	25

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the eighth, thirty-second and sixty-eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
26	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017	27

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
28	Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Small Cap Value Fund | Semiannual Report 2017	29

Columbia Variable Portfolio – Small Cap Value Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
C-1505 AL (8/17)

SemiAnnual Report
June 30, 2017
Variable Portfolio – AQR Managed Futures Strategy Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio – AQR Managed Futures Strategy Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Variable Portfolio - AQR Managed Futures Strategy Fund (the Fund) seeks positive absolute returns.
Portfolio management
AQR Capital Management, LLC
Clifford Asness, Ph.D., M.B.A.
John Liew, Ph.D., M.B.A.
Brian Hurst
Yao Hua Ooi
Ari Levine, M.S.
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/12	-5.53	-14.96	1.35	1.50
Class 2	04/30/12	-5.56	-15.09	1.12	1.28
Citi Three-Month U.S. Treasury Bill Index		0.30	0.46	0.15	0.14
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Citi Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Fund at a Glance  (continued)
(Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2017)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	111.2	(345.1)	(233.9)
Commodities Derivative Contracts	7.8	(73.2)	(65.4)
Equity Derivative Contracts	129.8	—	129.8
Foreign Currency Derivative Contracts	279.3	(209.8)	69.5
Total Notional Market Value of Derivative Contracts	528.1	(628.1)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income, commodity and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments, and Note 2 to the Notes to Consolidated Financial Statements.
Portfolio Holdings (%) (at June 30, 2017)
Money Market Funds	51.4
Treasury Bills	28.2
Other Assets	20.4
Total	100.0
Percentages indicated are based upon net assets. At period end, the Fund held an investment in money market funds (including an affiliated fund) and U.S. Treasury Bills, which have been segregated to cover obligations relating to the Fund’s investments in open futures contracts which provide exposure to the commodities market. For a description of the Fund’s investment in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	944.70	1,018.90	5.87	6.09	1.21
Class 2	1,000.00	1,000.00	944.40	1,017.65	7.08	7.34	1.46
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Consolidated Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Treasury Bills 28.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 28.2%
U.S. Treasury Bills
07/06/2017	0.760%	2,580,000	2,579,679
07/27/2017	0.770%	35,558,000	35,537,632
08/03/2017	0.880%	23,392,000	23,372,869
08/10/2017	0.900%	155,000	154,844
08/17/2017	0.910%	4,351,000	4,345,795
08/24/2017	0.850%	1,106,000	1,104,588
09/21/2017	0.940%	449,000	448,038
11/30/2017	1.040%	6,155,000	6,128,313
12/14/2017	1.060%	2,264,000	2,253,040
12/21/2017	1.070%	895,000	890,477
Total			76,815,275
Total			76,815,275
Total Treasury Bills (Cost $76,826,431)			76,815,275
Money Market Funds 51.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(a),(b)	104,913,117	104,913,117
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Shares, 0.813%(a)	35,000,000	35,000,000
Total Money Market Funds (Cost $139,912,105)		139,913,117
Total Investments (Cost: $216,738,536)		216,728,392
Other Assets & Liabilities, Net		55,451,384
Net Assets		272,179,776

At June 30, 2017, securities and/or cash totaling $23,064,165 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at June 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	9/20/2017	6,882,000 AUD	5,150,303 USD	—	(133,972)
Citi	9/20/2017	4,926,000 BRL	1,469,304 USD	5,912	—
Citi	9/20/2017	2,483,000 BRL	733,230 USD	—	(4,407)
Citi	9/20/2017	30,944,000 CAD	23,008,771 USD	—	(882,815)
Citi	9/20/2017	175,229,928 CLP	261,262 USD	—	(2,109)
Citi	9/20/2017	2,362,706,984 COP	773,281 USD	5,945	—
Citi	9/20/2017	1,807,110,016 COP	584,679 USD	—	(2,216)
Citi	9/20/2017	22,032,000 EUR	24,763,896 USD	—	(504,128)
Citi	9/20/2017	24,000 GBP	31,340 USD	5	—
Citi	9/20/2017	8,858,000 GBP	11,490,302 USD	—	(74,738)
Citi	9/20/2017	5,170,000 HKD	665,129 USD	1,512	—
Citi	9/20/2017	382,369,000 HUF	1,399,440 USD	—	(19,258)
Citi	9/20/2017	186,215,000 IDR	13,877 USD	25	—
Citi	9/20/2017	68,284,000 IDR	5,065 USD	—	(14)
Citi	9/20/2017	1,567,000 ILS	447,059 USD	—	(3,550)
Citi	9/20/2017	27,969,000 INR	430,138 USD	1,125	—
Citi	9/20/2017	40,116,000 INR	614,379 USD	—	(956)
Citi	9/20/2017	3,182,430,032 JPY	28,634,398 USD	242,880	—
Citi	9/20/2017	17,214,890,784 KRW	15,155,515 USD	106,447	—
Citi	9/20/2017	8,045,000 MXN	441,448 USD	3,613	—
Citi	9/20/2017	108,944,000 NOK	12,997,123 USD	—	(72,102)
Citi	9/20/2017	3,756,000 NZD	2,750,798 USD	2,375	—
Citi	9/20/2017	4,242,000 NZD	2,987,695 USD	—	(116,354)
Citi	9/20/2017	110,020,000 PHP	2,177,923 USD	12,513	—
Citi	9/20/2017	12,014,000 PHP	236,066 USD	—	(394)
Citi	9/20/2017	394,000 PLN	106,426 USD	139	—
Citi	9/20/2017	665,000 PLN	178,378 USD	—	(1,015)
Citi	9/20/2017	181,910,000 SEK	21,068,320 USD	—	(620,514)
Citi	9/20/2017	916,000 SGD	661,819 USD	—	(4,334)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	5

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at June 30, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	9/20/2017	13,757,000 TRY	3,785,950 USD	—	(37,701)
Citi	9/20/2017	119,966,000 TWD	3,978,999 USD	32,143	—
Citi	9/20/2017	9,588,000 TWD	315,053 USD	—	(390)
Citi	9/20/2017	3,824,669 USD	5,048,000 AUD	51,389	—
Citi	9/20/2017	711,912 USD	926,000 AUD	—	(891)
Citi	9/20/2017	49,753 USD	168,000 BRL	156	—
Citi	9/20/2017	4,424,262 USD	14,781,000 BRL	—	(33,194)
Citi	9/20/2017	24,287,708 USD	32,229,000 CAD	596,016	—
Citi	9/20/2017	204,769 USD	198,000 CHF	2,758	—
Citi	9/20/2017	1,349,299 USD	901,373,984 CLP	5,467	—
Citi	9/20/2017	1,258,776 USD	834,982,992 CLP	—	(3,795)
Citi	9/20/2017	2,275,677 USD	6,728,089,944 COP	—	(90,595)
Citi	9/20/2017	30,578,043 USD	27,103,000 EUR	505,800	—
Citi	9/20/2017	3,890,681 USD	3,005,000 GBP	32,659	—
Citi	9/20/2017	636,950 USD	4,954,000 HKD	—	(1,059)
Citi	9/20/2017	5,702,788 USD	1,556,131,000 HUF	70,904	—
Citi	9/20/2017	1,972,119 USD	26,537,380,003 IDR	1,917	—
Citi	9/20/2017	1,155,696 USD	15,514,221,997 IDR	—	(1,640)
Citi	9/20/2017	6,141,914 USD	21,869,000 ILS	146,779	—
Citi	9/20/2017	2,261,577 USD	147,938,056 INR	7,626	—
Citi	9/20/2017	4,845,082 USD	315,132,832 INR	—	(11,299)
Citi	9/20/2017	4,881,840 USD	534,827,000 JPY	—	(110,470)
Citi	9/20/2017	17,252,001 USD	19,338,690,024 KRW	—	(346,331)
Citi	9/20/2017	13,578,392 USD	253,379,000 MXN	211,306	—
Citi	9/20/2017	3,289,694 USD	60,077,000 MXN	—	(20,111)
Citi	9/20/2017	7,490,046 USD	63,147,000 NOK	85,243	—
Citi	9/20/2017	1,113,756 USD	9,278,000 NOK	—	(742)
Citi	9/20/2017	33,896,432 USD	47,020,000 NZD	510,070	—
Citi	9/20/2017	1,295,213 USD	64,419,000 PHP	—	(27,321)
Citi	9/20/2017	13,952,392 USD	52,453,000 PLN	197,548	—
Citi	9/20/2017	5,396,857 USD	45,794,000 SEK	63,087	—
Citi	9/20/2017	3,435,911 USD	4,747,000 SGD	16,301	—
Citi	9/20/2017	16,046 USD	22,000 SGD	—	(47)
Citi	9/20/2017	5,258,936 USD	19,271,000 TRY	97,288	—
Citi	9/20/2017	480,731 USD	1,725,000 TRY	—	(1,281)
Citi	9/20/2017	8,372,322 USD	251,137,000 TWD	—	(109,968)
Citi	9/20/2017	10,972,549 USD	144,539,000 ZAR	—	(69,171)
Citi	9/20/2017	6,919,000 ZAR	523,473 USD	1,534	—
Citi	9/20/2017	13,330,000 ZAR	998,166 USD	—	(7,390)
Total				3,018,482	(3,316,272)
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month Euro Euribor	25	EUR	7,153,069	06/2018	—	(4,668)
3-Month Euro Euribor	25	EUR	7,144,860	12/2018	—	(7,152)
3-Month Euro Euribor	6	EUR	1,713,653	03/2019	—	(2,047)
90-Day Sterling	26	GBP	4,211,797	12/2017	—	(6,634)
90-Day Sterling	52	GBP	8,393,116	06/2019	—	(26,413)
90DAY STERLING FU Dec18	25	GBP	4,038,815	12/2018	—	(11,247)
90DAY STERLING FU Mar19	42	GBP	6,782,474	03/2019	—	(18,216)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Long futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Amsterdam IDX	39	EUR	4,512,291	07/2017	—	(157,468)
Australian 10-Year Bond	31	AUD	3,079,820	09/2017	—	(49,803)
Banker’s Acceptance	30	CAD	5,705,679	12/2017	—	(24,285)
C$ Currency	52	USD	4,016,480	09/2017	9,889	—
CAC40 Index	120	EUR	7,012,571	07/2017	—	(221,172)
Copper	11	USD	1,633,569	09/2017	67,279	—
Copper	73	USD	4,947,575	09/2017	190,029	—
DAX Index	23	EUR	8,090,988	09/2017	—	(309,144)
DJIA Mini E	97	USD	10,330,500	09/2017	29,461	—
Euro FX	371	USD	53,178,213	09/2017	861,721	—
EURO STOXX 50	175	EUR	6,857,752	09/2017	—	(248,191)
FTSE 100 Index	79	GBP	7,452,063	09/2017	—	(224,694)
FTSE/MIB Index	8	EUR	936,517	09/2017	—	(24,528)
Hang Seng Index	16	HKD	2,621,599	07/2017	—	(7,979)
HRW Wheat	12	USD	317,700	09/2017	21,711	—
H-Shares Index	10	HKD	652,902	07/2017	—	(5,751)
IBEX 35 Index	44	EUR	5,229,442	07/2017	—	(203,534)
KOSPI 200 Index	57	KRW	3,897,063	09/2017	60,306	—
KOSPI 200 Index	2	KRW	136,739	09/2017	1,805	—
Long Gilt	108	GBP	17,663,249	09/2017	—	(311,411)
Mini MSCI EAFE Index	40	USD	3,779,200	09/2017	—	(3,327)
MSCI Singapore IX ETS	63	SGD	1,640,265	07/2017	5,625	—
NASDAQ 100 E-mini	106	USD	11,983,830	09/2017	—	(234,035)
New Zealand $	506	USD	37,008,840	09/2017	400,262	—
OMXS30 Index	211	SEK	4,014,152	07/2017	—	(122,487)
Primary Aluminum	26	USD	1,247,675	09/2017	—	(10,577)
Russell 2000 Mini	41	USD	2,899,315	09/2017	—	(14,777)
S&P 500 E-mini	97	USD	11,741,365	09/2017	—	(40,572)
S&P Mid 400 E-mini	16	USD	2,793,760	09/2017	—	(15,526)
S&P/TSE 60 Index	30	CAD	4,114,127	09/2017	—	(62,129)
Soybean Oil	8	USD	160,032	12/2017	2,634	—
SPI 200 Index	17	AUD	1,845,274	09/2017	—	(24,654)
TOPIX Index	115	JPY	16,476,773	09/2017	87,318	—
Wheat	6	USD	157,800	09/2017	10,146	—
Zinc	7	USD	483,000	09/2017	4,327	—
Total			288,055,904		1,752,513	(2,392,421)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month Euro Euribor	(34)	EUR	(9,732,543)	03/2018	587	—
3-Month Euro Euribor	(9)	EUR	(2,573,820)	09/2018	80	—
3-Month Euro Euribor	(35)	EUR	(9,990,312)	06/2019	516	—
90-Day Euro$	(231)	USD	(56,898,187)	12/2017	24,765	—
90-Day Euro$	(101)	USD	(24,856,100)	03/2018	13,348	—
90-Day Euro$	(34)	USD	(8,361,025)	06/2018	3,699	—
90-Day Euro$	(9)	USD	(2,211,525)	09/2018	2,049	—
90-Day Euro$	(32)	USD	(7,863,200)	09/2018	—	(7,769)
90-Day Euro$	(56)	USD	(13,748,000)	12/2018	—	(27,818)
90-Day Euro$	(77)	USD	(18,892,912)	03/2019	—	(72,876)
90-Day Euro$	(69)	USD	(16,919,662)	06/2019	18,924	—
90-Day Sterling	(20)	GBP	(3,237,239)	03/2018	—	(217)
90-Day Sterling	(28)	GBP	(4,528,487)	06/2018	—	(162)
90-Day Sterling	(16)	GBP	(2,586,144)	09/2018	—	(283)
AUD/USD Currency	(66)	USD	(5,065,500)	09/2017	—	(84,723)
Australian 3-Year Bond	(271)	AUD	(23,256,249)	09/2017	61,007	—
Banker’s Acceptance	(20)	CAD	(3,800,509)	03/2018	3,381	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	7

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Short futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
BP Currency	(366)	USD	(29,840,437)	09/2017	—	(644,771)
Brent Crude	(173)	USD	(8,437,210)	07/2017	—	(369,075)
Cocoa	(16)	USD	(310,400)	09/2017	—	(16,802)
Cocoa ICE	(28)	GBP	(556,146)	09/2017	13,585	—
Coffee C	(58)	USD	(2,733,975)	09/2017	87,594	—
Coffee C	(9)	USD	(424,237)	09/2017	—	(18,251)
Corn	(49)	USD	(933,450)	09/2017	—	(27,760)
Cotton	(11)	USD	(377,245)	12/2017	—	(8,161)
Euro CHF 3MO ICE Mar18	(35)	CHF	(9,185,264)	03/2018	6,221	—
Euro CHF 3-Month ICE	(4)	CHF	(1,050,370)	09/2017	304	—
Euro CHF 3-Month ICE	(48)	CHF	(12,600,688)	12/2017	8,716	—
Euro CHF 3-Month ICE	(23)	CHF	(6,034,232)	06/2018	4,243	—
Euro-Buxl 30-Year	(14)	EUR	(2,614,700)	09/2017	21,215	—
Gold 100 oz.	(78)	USD	(9,689,940)	08/2017	37,178	—
Japanese 10-Year Government Bond	(11)	JPY	(14,680,685)	09/2017	16,297	—
JPY Currency	(332)	USD	(36,976,500)	09/2017	331,364	—
Lean Hogs	(1)	USD	(33,500)	08/2017	—	(1,156)
Low Sulphur Gasoil	(139)	USD	(6,060,400)	08/2017	—	(208,993)
Natural Gas	(213)	USD	(6,464,550)	07/2017	—	(122,096)
Nickel	(6)	USD	(337,950)	09/2017	—	(14,799)
NY Harbor ULSD	(83)	USD	(5,170,087)	07/2017	—	(240,944)
Platinum	(24)	USD	(1,111,680)	10/2017	382	—
RBOB Gasoline	(57)	USD	(3,623,798)	07/2017	—	(130,562)
Silver	(57)	USD	(4,738,695)	09/2017	—	(21,974)
Soybean	(3)	USD	(143,213)	11/2017	—	(2,555)
Soybean Meal	(54)	USD	(1,680,480)	12/2017	—	(17,414)
Sugar #11	(208)	USD	(3,217,178)	09/2017	135,278	—
U.S. Long Bond	(2)	USD	(307,375)	09/2017	556	—
U.S. Long Bond	(18)	USD	(2,766,375)	09/2017	—	(20,971)
U.S. Treasury 10-Year Note	(36)	USD	(4,519,125)	09/2017	9,170	—
U.S. Treasury 2-Year Note	(364)	USD	(78,663,813)	09/2017	40,436	—
U.S. Treasury 5-Year Note	(40)	USD	(4,713,438)	09/2017	5,035	—
U.S. Ultra Bond	(15)	USD	(2,488,125)	09/2017	—	(39,520)
WTI Crude	(211)	USD	(9,714,440)	07/2017	—	(130,190)
Total			(486,721,115)		845,930	(2,229,842)
Total return swap contracts on futures at June 30, 2017
Counterparty	Reference instrument	Expiration date	Trading currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Canadian Government 10-Year Bond Sep 17	09/2017	CAD	7,695,134	—	(225,381)
Barclays	Euro-Bobl Sep 17	09/2017	EUR	14,891,690	—	(145,996)
Barclays	Euro-Bund Sep 17	09/2017	EUR	5,546,393	—	(111,745)
Barclays	Euro-Buxl 30-Year Sep 17	09/2017	EUR	(2,801,465)	51,733	—
Barclays	Euro-Schatz Sep 2017	09/2017	EUR	29,126,872	—	(92,173)
Barclays	Japanese 10-Year Government Bond Sep 17	09/2017	JPY	(44,042,054)	82,369	—
Barclays	Long Gilt Sep 17	09/2017	GBP	4,415,812	—	(80,932)
Citi	Coffee Sep 17	09/2017	USD	(141,413)	—	(28)
Citi	Corn Sep 17	08/2017	USD	(1,866,900)	47,346	—
Citi	Soybean Meal Dec 17	11/2017	USD	(3,983,360)	—	(40,392)
Citi	Soybean Nov 17	10/2017	USD	(11,361,525)	—	(168,553)
Citi	Soybean Oil Dec 17	11/2017	USD	(180,036)	—	(4,723)
Citi	Wheat Sep 17	08/2017	USD	(211,800)	—	(24,147)
Citi	Wheat Sep 17	08/2017	USD	(526,000)	—	(67,373)
JPMorgan	Hang Seng Index Jul 17	07/2017	HKD	4,915,497	—	(10,588)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Total return swap contracts on futures at June 30, 2017 (continued)
Counterparty	Reference instrument	Expiration date	Trading currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	H-Shares Index Jul 17	07/2017	HKD	6,463,730	—	(56,398)
JPMorgan	MSCI Taiwan Index Jul 17	07/2017	USD	9,902,210	—	(70,809)
JPMorgan	SGX Nifty Index Jul 17	07/2017	USD	2,189,255	—	(8,320)
JPMorgan	Swiss Market Index Sep 17	09/2017	CHF	6,486,808	11,293	—
Total					192,741	(1,107,558)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	119,726,635	193,529,441	(208,342,959)	104,913,117	(13,966)	709,297	104,913,117
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	9

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Treasury Bills	76,815,275	—	—	—	76,815,275
Money Market Funds	35,000,000	—	—	104,913,117	139,913,117
Total Investments	111,815,275	—	—	104,913,117	216,728,392
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,018,482	—	—	3,018,482
Futures Contracts	2,598,443	—	—	—	2,598,443
Swap Contracts	—	192,741	—	—	192,741
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(3,316,272)	—	—	(3,316,272)
Futures Contracts	(4,622,263)	—	—	—	(4,622,263)
Swap Contracts	—	(1,107,558)	—	—	(1,107,558)
Total	109,791,455	(1,212,607)	—	104,913,117	213,491,965
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	11

Consolidated Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$111,826,431
Affiliated issuers, at cost	104,912,105
Total investments, at cost	216,738,536
Investments, at value
Unaffiliated issuers, at value	111,815,275
Affiliated issuers, at value	104,913,117
Total investments, at value	216,728,392
Cash	103,010
Foreign currency (identified cost $47,089)	47,229
Cash collateral held at broker	9,200,761
Margin deposits	13,863,404
Unrealized appreciation on forward foreign currency exchange contracts	3,018,482
Unrealized appreciation on swap contracts	192,741
Receivable for:
Investments sold	36,027,312
Capital shares sold	649,692
Dividends	140,738
Variation margin for futures contracts	696,733
Trustees’ deferred compensation plan	22,328
Total assets	280,690,822
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	3,316,272
Unrealized depreciation on swap contracts	1,107,558
Payable for:
Investments purchased	1,707,857
Capital shares purchased	4
Collateral and deposits	220,000
Variation margin for futures contracts	2,083,668
Management services fees	8,184
Distribution and/or service fees	221
Transfer agent fees	446
Compensation of board members	3,179
Compensation of chief compliance officer	35
Other expenses	41,294
Trustees’ deferred compensation plan	22,328
Total liabilities	8,511,046
Net assets applicable to outstanding capital stock	$272,179,776
Represented by
Paid in capital	352,478,722
Excess of distributions over net investment income	(52,364,967)
Accumulated net realized loss	(24,842,509)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(11,156)
Investments - affiliated issuers	1,012
Foreign currency translations	155,101
Forward foreign currency exchange contracts	(297,790)
Futures contracts	(2,023,820)
Swap contracts	(914,817)
Total - representing net assets applicable to outstanding capital stock	$272,179,776
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Consolidated Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
Class 1
Net assets	$239,405,412
Shares outstanding	32,469,354
Net asset value per share	$7.37
Class 2
Net assets	$32,774,364
Shares outstanding	4,443,074
Net asset value per share	$7.38
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	13

Consolidated Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$709,297
Interest	281,890
Total income	991,187
Expenses:
Management services fees	1,562,902
Distribution and/or service fees
Class 2	42,006
Transfer agent fees
Class 1	75,168
Class 2	10,081
Compensation of board members	11,739
Custodian fees	16,815
Printing and postage fees	9,596
Audit fees	21,829
Legal fees	3,699
Compensation of chief compliance officer	65
Other	7,570
Total expenses	1,761,470
Net investment loss	(770,283)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	(13,966)
Foreign currency translations	(457,849)
Forward foreign currency exchange contracts	(3,411,625)
Futures contracts	(6,596,908)
Swap contracts	(519,388)
Net realized loss	(10,999,736)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(13,093)
Investments — affiliated issuers	1,363
Foreign currency translations	238,632
Forward foreign currency exchange contracts	1,087,927
Futures contracts	(4,452,269)
Swap contracts	(1,010,213)
Net change in unrealized appreciation (depreciation)	(4,147,653)
Net realized and unrealized loss	(15,147,389)
Net decrease in net assets resulting from operations	$(15,917,672)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Consolidated Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment loss	$(770,283)	$(2,600,511)
Net realized loss	(10,999,736)	(26,792,826)
Net change in unrealized appreciation (depreciation)	(4,147,653)	916,775
Net decrease in net assets resulting from operations	(15,917,672)	(28,476,562)
Distributions to shareholders
Net investment income
Class 1	(1,482,784)	(15,260,594)
Class 2	(104,274)	(1,813,356)
Total distributions to shareholders	(1,587,058)	(17,073,950)
Increase in net assets from capital stock activity	1,695,674	32,038,164
Total decrease in net assets	(15,809,056)	(13,512,348)
Net assets at beginning of period	287,988,832	301,501,180
Net assets at end of period	$272,179,776	$287,988,832
Excess of distributions over net investment income	$(52,364,967)	$(50,007,626)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	15

Consolidated Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	2,020	15,921	11,147	93,955
Distributions reinvested	199,836	1,482,784	1,746,063	15,260,594
Redemptions	(19,855)	(152,800)	(5,611)	(49,391)
Net increase	182,001	1,345,905	1,751,599	15,305,158
Class 2
Subscriptions	555,981	4,279,778	2,807,196	25,258,448
Distributions reinvested	14,053	104,274	207,478	1,813,356
Redemptions	(518,208)	(4,034,283)	(1,193,897)	(10,338,798)
Net increase	51,826	349,769	1,820,777	16,733,006
Total net increase	233,827	1,695,674	3,572,376	32,038,164
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

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Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	17

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$7.85	(0.02)	(0.41)	—	(0.43)	(0.05)	—
12/31/2016	$9.11	(0.07)	(0.69)	—	(0.76)	(0.50)	—
12/31/2015	$10.99	(0.11)	0.12	—	0.01	(1.89)	—
12/31/2014	$10.83	(0.11)	1.09	—	0.98	(0.16)	(0.66)
12/31/2013	$10.43	(0.10)	1.00	—	0.90	(0.42)	(0.08)
12/31/2012 (e)	$10.00	(0.06)	0.49	0.00 (f)	0.43	—	—
Class 2
6/30/2017 (c)	$7.84	(0.03)	(0.41)	—	(0.44)	(0.02)	—
12/31/2016	$9.09	(0.09)	(0.69)	—	(0.78)	(0.47)	—
12/31/2015	$10.97	(0.13)	0.12	—	(0.01)	(1.87)	—
12/31/2014	$10.82	(0.13)	1.08	—	0.95	(0.14)	(0.66)
12/31/2013	$10.41	(0.12)	1.00	—	0.88	(0.39)	(0.08)
12/31/2012 (e)	$10.00	(0.08)	0.49	—	0.41	—	—

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Based on operations from April 30, 2012 (fund commencement of operations) through the stated period end.
(f)	Rounds to zero.
(g)	Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.05)	$7.37	(5.53%)	1.21% (d)	1.21% (d)	(0.51%) (d)	0%	$239,405
(0.50)	$7.85	(8.90%)	1.21%	1.21%	(0.82%)	0%	$253,548
(1.89)	$9.11	0.19%	1.20%	1.20%	(1.09%)	0%	$278,128
(0.82)	$10.99	10.34%	1.19%	1.13%	(1.06%)	0%	$409,606
(0.50)	$10.83	8.86%	1.19%	1.03%	(0.94%)	0%	$450,391
—	$10.43	4.30% (g)	1.20% (d)	1.09% (d)	(0.95%) (d)	0%	$375,642

(0.02)	$7.38	(5.56%)	1.46% (d)	1.46% (d)	(0.76%) (d)	0%	$32,774
(0.47)	$7.84	(9.09%)	1.46%	1.46%	(1.07%)	0%	$34,441
(1.87)	$9.09	(0.09%)	1.46%	1.46%	(1.34%)	0%	$23,373
(0.80)	$10.97	10.00%	1.44%	1.39%	(1.32%)	0%	$11,598
(0.47)	$10.82	8.71%	1.46%	1.25%	(1.17%)	0%	$6,895
—	$10.41	4.10%	1.44% (d)	1.34% (d)	(1.17%) (d)	0%	$3
Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	19

Notes to Consolidated Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Variable Portfolio – AQR Managed Futures Strategy Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
VPMF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At June 30, 2017, the Subsidiary financial statement information is as follows:
VPMF Offshore Fund, Ltd.
% of consolidated fund net assets	23.00%
Net assets	$62,591,013
Net investment income	(136,702)
Net realized gain	(8,924,366)
Net change in unrealized appreciation (depreciation)	(1,346,886)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
20	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or
Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	21

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
22	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage exposure to movements in interest rates, to manage exposure to the securities market and to gain commodity and currency exposure. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	23

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Total return swap contracts
The Fund entered into total return swap contracts to obtain synthetic exposure to bond, commodity and equity index futures. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	184,515*
Equity risk	Net assets — unrealized appreciation on swap contracts	11,293*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	3,018,482
Foreign exchange risk	Net assets — unrealized appreciation on futures contracts	1,603,236*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	240,549*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	134,102*
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	570,143*
Commodity-related investment risk	Net assets — unrealized appreciation on swap contracts	47,346*
Total		5,809,666

24	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	1,919,968*
Equity risk	Net assets — unrealized depreciation on swap contracts	146,115*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	3,316,272
Foreign exchange risk	Net assets — unrealized depreciation on futures contracts	729,494*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	631,492*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	656,227*
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	1,341,309*
Commodity-related investment risk	Net assets — unrealized depreciation on swap contracts	305,216*
Total		9,046,093

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(8,146,067)	(727,120)	(8,873,187)
Equity risk	—	10,654,697	287,507	10,942,204
Foreign exchange risk	(3,411,625)	(2,897,943)	—	(6,309,568)
Interest rate risk	—	(6,207,595)	(79,775)	(6,287,370)
Total	(3,411,625)	(6,596,908)	(519,388)	(10,527,921)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(1,194,384)	(153,516)	(1,347,900)
Equity risk	—	(2,202,714)	(222,612)	(2,425,326)
Foreign exchange risk	1,087,927	(43,177)	—	1,044,750
Interest rate risk	—	(1,011,994)	(634,085)	(1,646,079)
Total	1,087,927	(4,452,269)	(1,010,213)	(4,374,555)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	336,714,209
Futures contracts — short	766,873,836

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	2,682,586	(3,449,073)
Total return swap contracts	254,246	(1,081,892)

Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	25

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
	Barclays ($)	Citi ($)(a)	Citi ($)(a)	JPMorgan ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	3,018,482	-	-	3,018,482
OTC total return swap contracts on futures (b)	134,102	-	47,346	11,293	192,741
Total assets	134,102	3,018,482	47,346	11,293	3,211,223
Liabilities
Forward foreign currency exchange contracts	-	3,316,272	-	-	3,316,272
OTC total return swap contracts on futures (b)	656,227	-	305,216	146,115	1,107,558
Total liabilities	656,227	3,316,272	305,216	146,115	4,423,830
Total financial and derivative net assets	(522,125)	(297,790)	(257,870)	(134,822)	(1,212,607)
Total collateral received (pledged) (c)	(522,125)	(297,790)	(257,870)	(134,822)	(1,212,607)
Net amount (d)	-	-	-	-	-

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
26	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.95% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 1.10% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with AQR Capital Management, LLC (AQR) to serve as the subadviser to the Fund. The Investment Manager compensates AQR to manage the investment of the Fund’s assets.
Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	27

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	1.56%	1.71%
Class 2	1.81	1.96
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
28	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
216,739,000	2,000	(13,000)	(11,000)
The following capital loss carryforwards, determined at December 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	24,638,647	13,655,654	38,294,301
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended June 30, 2017, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other
Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	29

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 8. Significant risks
Commodity-related investment risk
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 95.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 and below, there were no items requiring adjustment of the financial statements or additional disclosure.
Effective May 1, 2018, Variable Portfolio – AQR Managed Futures Strategy Fund will be renamed CTIVPSM — AQR Managed Futures Strategy Fund.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and
30	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	31

Board Consideration and Approval of Management Agreement and Subadvisory Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and AQR Capital Management, LLC (the Subadviser) with respect to Variable Portfolio – AQR Managed Futures Strategy Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;
32	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadviser’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadviser’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager’s and the Subadviser’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that the Board had approved the Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser’s compliance program.
The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager’s rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and
Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	33

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement and the Subadvisory Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the eighty-fourth and seventy-second percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the fourth and first quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement and the Subadvisory Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
34	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the breakpoints, if any, in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Other benefits to the Investment Manager and Subadviser
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Subadviser by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	35

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.
36	Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Variable Portfolio – AQR Managed Futures Strategy Fund | Semiannual Report 2017	37

Variable Portfolio – AQR Managed Futures Strategy Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
C-1539 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Contrarian Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Contrarian Core Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Contrarian Core Fund (the Fund) seeks total return, consisting of long-term capital appreciation and current income.
Portfolio management
Guy Pope, CFA
Manager
Managed Fund since 2012
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/12	10.87	17.83	15.63	14.46
Class 2	04/30/12	10.72	17.54	15.34	14.18
Russell 1000 Index		9.27	18.03	14.67	13.59
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Apple, Inc.	4.3
Philip Morris International, Inc.	3.4
JPMorgan Chase & Co.	3.3
Citigroup, Inc.	3.3
Facebook, Inc., Class A	3.2
Berkshire Hathaway, Inc., Class B	3.1
Microsoft Corp.	3.1
Alphabet, Inc., Class C	2.8
Johnson & Johnson	2.8
Comcast Corp., Class A	2.6
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2017)
Common Stocks	98.4
Money Market Funds	1.6
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	13.0
Consumer Staples	7.0
Energy	6.5
Financials	18.2
Health Care	16.6
Industrials	8.5
Information Technology	22.5
Materials	2.3
Real Estate	1.6
Telecommunication Services	2.5
Utilities	1.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 – June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,108.70	1,021.19	3.94	3.78	0.75
Class 2	1,000.00	1,000.00	1,107.20	1,019.95	5.25	5.04	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.0%
Issuer	Shares	Value ($)
Consumer Discretionary 12.8%
Hotels, Restaurants & Leisure 2.7%
Marriott International, Inc., Class A	57,987	5,816,676
McDonald’s Corp.	177,845	27,238,740
Royal Caribbean Cruises Ltd.	54,480	5,950,850
Starbucks Corp.	427,580	24,932,190
Total		63,938,456
Household Durables 0.5%
Newell Brands, Inc.	238,310	12,778,182
Internet & Direct Marketing Retail 1.0%
Expedia, Inc.	89,794	13,374,816
Liberty Interactive Corp., Class A(a)	462,890	11,359,321
Total		24,734,137
Media 3.8%
Comcast Corp., Class A	1,568,828	61,058,786
Walt Disney Co. (The)	275,035	29,222,468
Total		90,281,254
Multiline Retail 0.6%
Dollar General Corp.	196,385	14,157,395
Specialty Retail 2.0%
Lowe’s Companies, Inc.	627,875	48,679,149
Textiles, Apparel & Luxury Goods 2.2%
Coach, Inc.	572,455	27,100,020
PVH Corp.	214,082	24,512,389
Total		51,612,409
Total Consumer Discretionary		306,180,982
Consumer Staples 6.8%
Beverages 1.6%
PepsiCo, Inc.	336,798	38,896,801
Food & Staples Retailing 1.1%
CVS Health Corp.	120,621	9,705,166
Kroger Co. (The)	324,220	7,560,810
SYSCO Corp.	203,706	10,252,523
Total		27,518,499
Food Products 0.8%
Kellogg Co.	264,855	18,396,828
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.3%
Philip Morris International, Inc.	675,590	79,348,046
Total Consumer Staples		164,160,174
Energy 6.4%
Energy Equipment & Services 1.1%
Halliburton Co.	607,481	25,945,513
Oil, Gas & Consumable Fuels 5.3%
Canadian Natural Resources Ltd.	913,480	26,344,763
Chevron Corp.	360,012	37,560,052
EOG Resources, Inc.	217,456	19,684,117
Exxon Mobil Corp.	542,425	43,789,971
Total		127,378,903
Total Energy		153,324,416
Financials 17.8%
Banks 8.8%
Citigroup, Inc.	1,145,347	76,600,807
JPMorgan Chase & Co.	843,923	77,134,562
Wells Fargo & Co.	1,041,458	57,707,188
Total		211,442,557
Capital Markets 4.7%
Bank of New York Mellon Corp. (The)	1,023,448	52,216,317
BlackRock, Inc.	15,086	6,372,477
Invesco Ltd.	170,659	6,005,490
Morgan Stanley	823,310	36,686,694
S&P Global, Inc.	66,475	9,704,685
Total		110,985,663
Diversified Financial Services 3.0%
Berkshire Hathaway, Inc., Class B(a)	428,461	72,568,440
Insurance 1.3%
Aon PLC	237,527	31,579,215
Total Financials		426,575,875

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 16.3%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc.(a)	85,680	10,424,686
Biogen, Inc.(a)	67,035	18,190,617
Celgene Corp.(a)	293,424	38,106,975
Vertex Pharmaceuticals, Inc.(a)	83,458	10,755,232
Total		77,477,510
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	564,055	27,418,714
Medtronic PLC	220,668	19,584,285
Zimmer Biomet Holdings, Inc.	147,505	18,939,642
Total		65,942,641
Health Care Providers & Services 3.8%
Anthem, Inc.	154,300	29,028,459
Cardinal Health, Inc.	315,145	24,556,099
CIGNA Corp.	219,385	36,722,855
Total		90,307,413
Pharmaceuticals 6.5%
Allergan PLC	125,930	30,612,324
Bristol-Myers Squibb Co.	350,225	19,514,537
Johnson & Johnson	498,563	65,954,899
Pfizer, Inc.	1,205,195	40,482,500
Total		156,564,260
Total Health Care		390,291,824
Industrials 8.3%
Air Freight & Logistics 2.4%
FedEx Corp.	267,648	58,167,940
Building Products 0.9%
Johnson Controls International PLC	477,211	20,691,869
Electrical Equipment 0.8%
Eaton Corp. PLC	247,571	19,268,451
Industrial Conglomerates 3.5%
General Electric Co.	1,023,092	27,633,715
Honeywell International, Inc.	428,260	57,082,775
Total		84,716,490
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.7%
Nielsen Holdings PLC	452,935	17,510,467
Total Industrials		200,355,217
Information Technology 22.0%
Communications Equipment 0.3%
Palo Alto Networks, Inc.(a)	50,910	6,812,267
Internet Software & Services 7.3%
Alphabet, Inc., Class A(a)	36,736	34,152,724
Alphabet, Inc., Class C(a)	73,303	66,612,635
Facebook, Inc., Class A(a)	497,325	75,086,129
Total		175,851,488
IT Services 3.7%
Fidelity National Information Services, Inc.	322,145	27,511,183
FleetCor Technologies, Inc.(a)	23,540	3,394,704
MasterCard, Inc., Class A	356,554	43,303,483
Total System Services, Inc.	233,395	13,595,259
Total		87,804,629
Semiconductors & Semiconductor Equipment 2.0%
Broadcom Ltd.	211,181	49,215,732
Software 4.5%
Activision Blizzard, Inc.	489,775	28,196,347
Electronic Arts, Inc.(a)	78,808	8,331,582
Microsoft Corp.	1,045,562	72,070,588
Total		108,598,517
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	697,889	100,509,974
Total Information Technology		528,792,607
Materials 2.3%
Chemicals 1.5%
Sherwin-Williams Co. (The)	100,493	35,269,023
Containers & Packaging 0.8%
Ball Corp.	165,495	6,985,544
Sealed Air Corp.	268,775	12,030,369
Total		19,015,913
Total Materials		54,284,936

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITS) 1.6%
American Tower Corp.	285,614	37,792,444
Total Real Estate		37,792,444
Telecommunication Services 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	1,138,005	42,936,929
Verizon Communications, Inc.	334,246	14,927,426
Total		57,864,355
Total Telecommunication Services		57,864,355
Utilities 1.3%
Electric Utilities 1.3%
Edison International	105,413	8,242,242
Southern Co. (The)	487,245	23,329,291
Total		31,571,533
Total Utilities		31,571,533
Total Common Stocks (Cost $1,905,870,990)		2,351,194,363

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(b),(c)	38,639,094	38,639,094
Total Money Market Funds (Cost $38,637,444)		38,639,094
Total Investments (Cost: $1,944,508,434)		2,389,833,457
Other Assets & Liabilities, Net		8,952,770
Net Assets		2,398,786,227

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	18,521,119	271,167,590	(251,049,615)	38,639,094	(5,054)	159,083	38,639,094
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	306,180,982	—	—	—	306,180,982
Consumer Staples	164,160,174	—	—	—	164,160,174
Energy	153,324,416	—	—	—	153,324,416
Financials	426,575,875	—	—	—	426,575,875
Health Care	390,291,824	—	—	—	390,291,824
Industrials	200,355,217	—	—	—	200,355,217
Information Technology	528,792,607	—	—	—	528,792,607
Materials	54,284,936	—	—	—	54,284,936
Real Estate	37,792,444	—	—	—	37,792,444
Telecommunication Services	57,864,355	—	—	—	57,864,355
Utilities	31,571,533	—	—	—	31,571,533
Total Common Stocks	2,351,194,363	—	—	—	2,351,194,363
Money Market Funds	—	—	—	38,639,094	38,639,094
Total Investments	2,351,194,363	—	—	38,639,094	2,389,833,457
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$1,905,870,990
Affiliated issuers, at cost	38,637,444
Total investments, at cost	1,944,508,434
Investments, at value
Unaffiliated issuers, at value	2,351,194,363
Affiliated issuers, at value	38,639,094
Total investments, at value	2,389,833,457
Receivable for:
Investments sold	35,338,126
Capital shares sold	20,049
Dividends	2,403,773
Foreign tax reclaims	34,497
Trustees’ deferred compensation plan	53,042
Total assets	2,427,682,944
Liabilities
Payable for:
Investments purchased	23,796,224
Capital shares purchased	3,505,541
Management services fees	1,356,508
Distribution and/or service fees	19,926
Transfer agent fees	119,341
Compensation of board members	5,240
Compensation of chief compliance officer	262
Other expenses	40,633
Trustees’ deferred compensation plan	53,042
Total liabilities	28,896,717
Net assets applicable to outstanding capital stock	$2,398,786,227
Represented by
Trust capital	$2,398,786,227
Total - representing net assets applicable to outstanding capital stock	$2,398,786,227
Class 1
Net assets	$2,301,623,165
Shares outstanding	114,583,283
Net asset value per share	$20.09
Class 2
Net assets	$97,163,062
Shares outstanding	4,897,765
Net asset value per share	$19.84
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017	9

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$20,997,548
Dividends — affiliated issuers	159,083
Foreign taxes withheld	(28,108)
Total income	21,128,523
Expenses:
Management services fees	8,100,061
Distribution and/or service fees
Class 2	113,567
Transfer agent fees
Class 1	684,225
Class 2	27,256
Compensation of board members	28,801
Custodian fees	15,653
Printing and postage fees	9,806
Audit fees	15,582
Legal fees	30,412
Compensation of chief compliance officer	517
Other	32,007
Total expenses	9,057,887
Net investment income	12,070,636
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	70,204,904
Investments — affiliated issuers	(5,054)
Foreign currency translations	(2,063)
Net realized gain	70,197,787
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	161,034,088
Investments — affiliated issuers	1,650
Foreign currency translations	5,041
Net change in unrealized appreciation (depreciation)	161,040,779
Net realized and unrealized gain	231,238,566
Net increase in net assets resulting from operations	$243,309,202
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$12,070,636	$26,724,648
Net realized gain	70,197,787	93,412,161
Net change in unrealized appreciation (depreciation)	161,040,779	72,716,997
Net increase in net assets resulting from operations	243,309,202	192,853,806
Decrease in net assets from capital stock activity	(143,956,641)	(227,793,079)
Total increase (decrease) in net assets	99,352,561	(34,939,273)
Net assets at beginning of period	2,299,433,666	2,334,372,939
Net assets at end of period	$2,398,786,227	$2,299,433,666
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	11,795	228,234	2,587,340	42,272,030
Redemptions	(7,739,129)	(149,469,438)	(16,949,418)	(290,917,493)
Net decrease	(7,727,334)	(149,241,204)	(14,362,078)	(248,645,463)
Class 2
Subscriptions	393,361	7,504,816	1,418,521	23,974,785
Redemptions	(115,331)	(2,220,253)	(180,799)	(3,122,401)
Net increase	278,030	5,284,563	1,237,722	20,852,384
Total net decrease	(7,449,304)	(143,956,641)	(13,124,356)	(227,793,079)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$18.12	0.10	1.87	1.97
12/31/2016	$16.67	0.20	1.25	1.45
12/31/2015	$16.19	0.54 (e)	(0.06)	0.48
12/31/2014	$14.32	0.13	1.74	1.87
12/31/2013	$10.54	0.13	3.65	3.78
12/31/2012 (f)	$10.00	0.10	0.44	0.54
Class 2
6/30/2017 (c)	$17.92	0.07	1.85	1.92
12/31/2016	$16.53	0.16	1.23	1.39
12/31/2015	$16.09	0.58 (g)	(0.14)	0.44
12/31/2014	$14.26	0.08	1.75	1.83
12/31/2013	$10.53	0.10	3.63	3.73
12/31/2012 (f)	$10.00	0.08	0.45	0.53

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.40 per share.
(f)	Based on operations from April 30, 2012 (fund commencement of operations) through the stated period end.
(g)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.47 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$20.09	10.87%	0.75% (d)	0.75% (d)	1.03% (d)	23%	$2,301,623
$18.12	8.70%	0.76%	0.76%	1.18%	53%	$2,216,643
$16.67	2.97%	0.75%	0.75%	3.29%	67%	$2,278,481
$16.19	13.06%	0.76%	0.76%	0.83%	59%	$2,446,355
$14.32	35.86%	0.81%	0.76%	1.01%	57%	$1,598,115
$10.54	5.40%	0.86% (d)	0.72% (d)	1.45% (d)	48%	$521,933

$19.84	10.72%	1.00% (d)	1.00% (d)	0.78% (d)	23%	$97,163
$17.92	8.41%	1.01%	1.01%	0.94%	53%	$82,790
$16.53	2.73%	1.01%	1.01%	3.52%	67%	$55,892
$16.09	12.83%	1.01%	1.01%	0.54%	59%	$28,390
$14.26	35.42%	1.06%	1.02%	0.73%	57%	$9,470
$10.53	5.30%	1.08% (d)	0.97% (d)	1.20% (d)	48%	$3
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017	15

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Contrarian Core Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
16	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.68% of the Fund’s average daily net assets.
18	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	0.76%	0.77%
Class 2	1.01	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $540,215,789 and $701,341,227, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 99.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so)
20	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017	21

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Contrarian Core Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
22	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the seventieth and twenty-sixth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017	23

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
24	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017	25

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
26	Columbia Variable Portfolio – Contrarian Core Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Contrarian Core Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
C-1544 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Long Government/Credit Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Long Government/Credit Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Long Government/Credit Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Portfolio management
Carl Pappo, CFA
Co-manager
Managed Fund since 2013
Jason Callan
Co-manager
Managed Fund since 2016
Stephen Sheehan, CFA
Co-manager
Managed Fund since December 2016
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	Life
Class 1	04/30/13	6.43	-0.40	2.56
Class 2	04/30/13	6.28	-0.64	2.32
Bloomberg Barclays U.S. Long Government/Credit Bond Index		6.03	-1.07	3.79
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2016 reflects returns achieved by the Investment Manager pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Long Government/Credit Bond Index tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least ten years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Asset-Backed Securities — Agency	1.4
Commercial Mortgage-Backed Securities - Non-Agency	2.2
Corporate Bonds & Notes	62.5
Foreign Government Obligations	3.6
Money Market Funds	0.5
Municipal Bonds	5.7
Preferred Debt	0.1
U.S. Government & Agency Obligations	3.6
U.S. Treasury Obligations	20.4
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2017)
AAA rating	32.8
AA rating	7.8
A rating	18.4
BBB rating	39.8
BB rating	0.9
B rating	0.3
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,064.30	1,022.14	2.88	2.82	0.56
Class 2	1,000.00	1,000.00	1,062.80	1,020.89	4.17	4.08	0.81
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 1.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	6,217,898	6,253,591
Series 2017-20D Class 1
04/01/2037	2.840%	8,259,000	8,273,475
Series 2017-20E Class 1
05/01/2037	2.880%	530,000	532,168
United States Small Business Administration(a)
Series 2017-20F Class 1
06/01/2037	2.810%	4,255,000	4,189,473
Total Asset-Backed Securities — Agency (Cost $19,261,899)			19,248,707

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

American Homes 4 Rent(b)
Series 2015-SFR1 Class A
04/17/2052	3.467%	9,857,167	10,133,119
Commercial Mortgage Trust
Series 2015-CR22 Class A5
03/10/2048	3.309%	1,940,000	1,973,223
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	845,250
Credit Suisse Mortgage Capital Certificates Trust
Series 2016-NXSR Class A4
12/15/2049	3.795%	6,000,000	6,245,268
GS Mortgage Securities Trust
Series 2015-GC34 Class A4
10/10/2048	3.506%	2,550,000	2,611,511
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class A5
12/15/2047	3.405%	5,000,000	5,109,636
Series 2015-LC20 Class A4
04/15/2050	2.925%	3,750,000	3,714,284
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $30,598,391)			30,632,291

Corporate Bonds & Notes 62.0%

Aerospace & Defense 0.7%
Lockheed Martin Corp.
01/15/2026	3.550%	1,035,000	1,072,219
09/01/2036	6.150%	4,387,000	5,692,413
12/15/2042	4.070%	3,505,000	3,595,618
Total			10,360,250
Banking 16.0%
Bank of America Corp.(c)
01/20/2028	3.824%	12,700,000	12,930,187
04/24/2038	4.244%	6,875,000	7,146,796
12/31/2049	8.125%	2,150,000	2,233,672
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of New York Mellon Corp. (The)(c)
Junior Subordinated
12/29/2049	4.500%	3,966,000	3,949,002
12/31/2049	4.625%	955,000	965,632
Citigroup, Inc.(c)
08/14/2017	1.672%	14,005,000	14,010,001
Citigroup, Inc.
Subordinated
07/25/2028	4.125%	9,130,000	9,262,403
05/18/2046	4.750%	7,790,000	8,169,093
Fifth Third Bancorp(c)
Junior Subordinated
12/31/2049	5.100%	2,382,000	2,423,685
First Maryland Capital I(c)
Junior Subordinated
01/15/2027	2.158%	617,000	584,443
HSBC Holdings PLC(c)
Junior Subordinated
12/31/2049	6.000%	4,165,000	4,312,574
12/31/2049	6.375%	2,250,000	2,360,113
12/31/2049	6.375%	1,120,000	1,188,975
Huntington Capital Trust I(c)
Junior Subordinated
02/01/2027	1.870%	333,000	297,596
JPMorgan Chase & Co.(c)
02/01/2028	3.782%	24,035,000	24,584,536
Junior Subordinated
04/29/2049	7.900%	6,883,000	7,155,436
12/29/2049	6.000%	718,000	772,192
12/31/2049	5.300%	3,050,000	3,185,688
12/31/2049	6.100%	4,890,000	5,302,413
JPMorgan Chase & Co.
07/15/2041	5.600%	4,640,000	5,745,461
Subordinated
06/01/2045	4.950%	5,365,000	5,968,439
JPMorgan Chase Capital XXI(c)
Junior Subordinated
02/02/2037	2.120%	953,000	884,253
JPMorgan Chase Capital XXIII(c)
Junior Subordinated
05/15/2047	2.182%	671,000	617,640
KeyCorp Capital I(c)
Junior Subordinated
07/01/2028	2.039%	5,274,000	4,895,195
Lloyds Banking Group PLC
12/01/2045	5.300%	3,700,000	4,216,820
Subordinated
12/10/2025	4.582%	23,515,000	24,372,968

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
M&T Bank Corp.(c)
Junior Subordinated
12/31/2049	5.125%	2,848,000	2,959,041
MBNA Capital B(c)
Junior Subordinated
02/01/2027	1.970%	361,000	341,651
Mellon Capital IV(c)
Junior Subordinated
06/29/2049	4.000%	180,000	160,095
Northern Trust Corp.(c)
Junior Subordinated
12/31/2049	4.600%	2,040,000	2,063,438
NTC Capital II(c)
Junior Subordinated
04/15/2027	1.748%	245,000	229,862
PNC Financial Services Group, Inc. (The)(c)
Junior Subordinated
12/31/2049	4.850%	4,189,000	4,278,666
Royal Bank of Scotland Group PLC(c)
05/15/2023	2.652%	9,861,000	9,929,879
Santander Issuances SAU
Subordinated
11/19/2025	5.179%	3,600,000	3,862,224
Santander UK Group Holdings PLC(b)
Subordinated
09/15/2025	4.750%	3,092,000	3,201,917
09/15/2045	5.625%	4,059,000	4,546,563
SunTrust Capital I(c)
Junior Subordinated
05/15/2027	1.850%	979,000	906,911
SunTrust Capital III(c)
Junior Subordinated
03/15/2028	1.896%	778,000	712,423
Wells Fargo & Co.
10/23/2026	3.000%	19,685,000	19,170,651
Subordinated
11/02/2043	5.375%	5,750,000	6,652,267
Wells Fargo & Co.(c)
Junior Subordinated
03/29/2049	7.980%	5,330,000	5,532,375
12/31/2049	5.900%	1,652,000	1,768,364
Total			223,851,540
Building Materials 0.2%
Owens Corning
07/15/2047	4.300%	3,000,000	2,896,560
Cable and Satellite 1.7%
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	2,240,000	2,695,370
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
11/15/2035	6.500%	2,755,000	3,653,006
03/01/2040	6.400%	3,000,000	4,032,036
Time Warner Cable LLC
06/15/2039	6.750%	9,236,000	11,272,325
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,640,000	2,268,614
Total			23,921,351
Chemicals 0.4%
LyondellBasell Industries NV
02/26/2055	4.625%	5,275,000	5,151,423
Diversified Manufacturing 2.5%
General Electric Co.(c)
Junior Subordinated
12/31/2049	5.000%	32,661,000	34,635,586
Electric 10.0%
Alabama Power Co.
02/15/2033	5.700%	716,000	850,716
01/02/2046	4.300%	3,000,000	3,188,655
Arizona Public Service Co.
11/15/2045	4.350%	2,411,000	2,599,277
05/15/2046	3.750%	63,000	61,797
Baltimore Gas & Electric Co.
06/15/2033	5.200%	2,520,000	2,875,302
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	6,837,000	8,170,694
Commonwealth Edison Co.
03/15/2036	5.900%	8,255,000	10,402,282
Consolidated Edison Co. of New York, Inc.
08/15/2037	6.300%	7,300,000	9,594,521
06/15/2046	3.850%	2,930,000	2,927,635
06/15/2047	3.875%	3,675,000	3,722,819
DTE Electric Co.
07/01/2044	4.300%	4,135,000	4,469,546
DTE Energy Co.
10/01/2026	2.850%	12,455,000	11,842,301
Duke Energy Indiana LLC
10/15/2035	6.120%	4,540,000	5,660,440
E.ON International Finance BV(b)
04/30/2038	6.650%	2,000,000	2,523,148
Enel Finance International NV(b)
05/25/2047	4.750%	3,595,000	3,720,656
Florida Power & Light Co.
1st Mortgage
02/01/2041	5.250%	7,704,000	9,392,147

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,910,000	2,237,223
MidAmerican Energy Co.
05/01/2046	4.250%	5,255,000	5,624,369
Nevada Power Co.
09/15/2040	5.375%	1,535,000	1,802,706
NextEra Energy Capital Holdings, Inc.(c)
Junior Subordinated
09/01/2067	7.300%	1,520,000	1,529,970
Oncor Electric Delivery Co. LLC
04/01/2045	3.750%	4,130,000	4,031,041
Pacific Gas & Electric Co.
03/15/2046	4.250%	6,018,000	6,427,970
PacifiCorp
07/15/2038	6.350%	7,081,000	9,501,548
Progress Energy, Inc.
12/01/2039	6.000%	7,732,000	9,706,892
Southern California Edison Co.
1st Refunding Mortgage
03/15/2043	3.900%	1,252,000	1,275,138
Southern Co. (The)
07/01/2026	3.250%	3,634,000	3,562,665
07/01/2036	4.250%	4,375,000	4,466,123
07/01/2046	4.400%	4,165,000	4,263,111
Toledo Edison Co. (The)
05/15/2037	6.150%	2,605,000	3,235,202
Total			139,665,894
Finance Companies 0.5%
HSBC Finance Corp.
Subordinated
01/15/2021	6.676%	5,680,000	6,408,074
Food and Beverage 1.3%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	10,943,000	12,349,493
Kraft Heinz Foods Co.(b)
08/01/2039	7.125%	4,155,000	5,474,628
Total			17,824,121
Health Care 1.1%
Express Scripts Holding Co.
07/15/2046	4.800%	7,902,000	8,077,163
Medtronic, Inc.
03/15/2045	4.625%	4,030,000	4,536,934
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	3,318,527
Total			15,932,624
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 2.7%
Anadarko Petroleum Corp.
03/15/2029	7.200%	3,108,000	3,617,041
07/15/2044	4.500%	3,865,000	3,662,053
03/15/2046	6.600%	4,525,000	5,547,618
Canadian Natural Resources Ltd.
06/01/2027	3.850%	3,815,000	3,784,705
02/15/2037	6.500%	2,022,000	2,398,221
06/01/2047	4.950%	2,260,000	2,292,316
Hess Corp.
03/15/2033	7.125%	1,660,000	1,882,848
02/15/2041	5.600%	1,490,000	1,461,674
04/01/2047	5.800%	4,966,000	5,013,500
Noble Energy, Inc.
04/01/2027	8.000%	3,511,000	4,388,532
11/15/2044	5.050%	3,629,000	3,721,797
Total			37,770,305
Integrated Energy 0.8%
Cenovus Energy, Inc.(b)
06/15/2037	5.250%	415,000	388,156
Cenovus Energy, Inc.
11/15/2039	6.750%	10,579,000	11,102,989
Total			11,491,145
Life Insurance 3.0%
Brighthouse Financial, Inc.(b)
06/22/2027	3.700%	3,895,000	3,847,948
06/22/2047	4.700%	3,730,000	3,686,807
Guardian Life Insurance Co. of America (The)(b)
09/30/2039	7.375%	4,565,000	6,532,040
Subordinated
06/19/2064	4.875%	1,600,000	1,776,954
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/15/2065	4.500%	4,148,000	4,227,600
MetLife, Inc.(b),(c)
Junior Subordinated
04/08/2068	9.250%	2,922,000	4,356,603
Teachers Insurance & Annuity Association of America(b)
12/16/2039	6.850%	88,000	121,165
Subordinated
09/15/2044	4.900%	4,550,000	5,106,174
05/15/2047	4.270%	4,665,000	4,775,700
Voya Financial, Inc.
07/15/2043	5.700%	5,356,000	6,228,610
06/15/2046	4.800%	1,020,000	1,061,047
Total			41,720,648

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.7%
21st Century Fox America, Inc.
03/15/2033	6.550%	2,340,000	2,949,013
03/01/2037	6.150%	1,010,000	1,260,978
02/15/2041	6.150%	3,185,000	4,017,820
Viacom, Inc.
03/15/2043	4.375%	2,070,000	1,840,040
Total			10,067,851
Metals and Mining 0.5%
BHP Billiton Finance USA Ltd.
09/30/2043	5.000%	5,848,000	6,740,685
Midstream 2.9%
Columbia Pipeline Group, Inc.
06/01/2045	5.800%	5,344,000	6,352,333
El Paso LLC
01/15/2032	7.750%	2,223,000	2,815,281
Enterprise Products Operating LLC(c)
Junior Subordinated
08/01/2066	4.877%	2,104,000	2,112,885
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	570,000	711,705
01/15/2038	6.950%	4,759,000	5,703,443
11/15/2040	7.500%	3,800,000	4,735,666
Kinder Morgan, Inc.
06/01/2045	5.550%	3,690,000	3,911,651
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	685,000	695,853
05/15/2036	6.700%	665,000	735,511
01/15/2037	6.650%	1,461,000	1,649,352
06/01/2042	5.150%	3,262,000	3,129,654
02/15/2045	4.900%	4,179,000	3,880,511
Southern Natural Gas Co. LLC
03/01/2032	8.000%	560,000	758,126
Transcanada Trust(c)
Junior Subordinated
08/15/2076	5.875%	2,697,000	2,924,624
Total			40,116,595
Natural Gas 1.6%
KeySpan Corp.
11/15/2030	8.000%	590,000	794,467
NiSource Finance Corp.
02/15/2044	4.800%	3,351,000	3,639,632
05/15/2047	4.375%	4,494,000	4,620,555
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy
11/15/2025	3.750%	2,550,000	2,626,071
06/15/2027	3.250%	3,145,000	3,099,152
10/15/2039	6.000%	6,025,000	7,616,474
Total			22,396,351
Oil Field Services 0.3%
Noble Holding International Ltd.(c)
03/16/2018	5.750%	4,001,000	4,017,572
Other Industry 0.6%
Massachusetts Institute of Technology
07/01/2114	4.678%	2,335,000	2,544,333
07/01/2116	3.885%	2,315,000	2,116,561
President and Fellows of Harvard College
07/15/2046	3.150%	1,749,000	1,659,122
07/15/2056	3.300%	2,825,000	2,692,332
Total			9,012,348
Pharmaceuticals 2.3%
Amgen, Inc.
05/01/2045	4.400%	1,245,000	1,281,103
06/15/2048	4.563%	8,903,000	9,329,694
Johnson & Johnson
12/05/2033	4.375%	10,574,000	12,045,573
03/03/2037	3.625%	4,400,000	4,605,687
03/01/2046	3.700%	5,345,000	5,487,289
Total			32,749,346
Property & Casualty 1.1%
Loews Corp.
05/15/2043	4.125%	15,270,000	15,165,920
Railroads 1.1%
BNSF Funding Trust I(c)
Junior Subordinated
12/15/2055	6.613%	353,000	404,613
Burlington Northern Santa Fe LLC
06/01/2041	5.400%	3,000,000	3,651,747
CSX Corp.
06/01/2027	3.250%	1,750,000	1,765,697
11/01/2066	4.250%	1,820,000	1,806,687
Kansas City Southern
08/15/2045	4.950%	7,120,000	7,749,323
Total			15,378,067
Retailers 1.4%
CVS Pass-Through Trust(b)
01/10/2036	4.704%	8,554,709	8,962,691
08/11/2036	4.163%	4,309,889	4,338,791

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	3,209,000	2,485,034
Wal-Mart Stores, Inc.
09/01/2035	5.250%	3,765,000	4,603,526
Total			20,390,042
Supermarkets 0.1%
Kroger Co. (The)
04/15/2042	5.000%	1,064,000	1,086,039
02/01/2047	4.450%	731,000	705,326
Total			1,791,365
Technology 3.2%
Apple, Inc.
05/11/2027	3.200%	3,490,000	3,527,863
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2027	3.875%	7,325,000	7,521,053
Dell International LLC/EMC Corp.(b)
06/15/2026	6.020%	5,000,000	5,518,915
Intel Corp.
07/29/2045	4.900%	2,830,000	3,283,539
Microsoft Corp.
08/08/2046	3.700%	9,100,000	8,991,237
02/06/2057	4.500%	4,000,000	4,392,460
Oracle Corp.
07/08/2034	4.300%	3,110,000	3,370,052
07/15/2036	3.850%	2,145,000	2,210,791
07/15/2046	4.000%	3,960,000	4,003,695
05/15/2055	4.375%	2,520,000	2,642,346
Total			45,461,951
Transportation Services 0.9%
ERAC U.S.A. Finance LLC(b)
11/01/2046	4.200%	4,461,000	4,211,710
ERAC USA Finance LLC(b)
10/15/2037	7.000%	2,350,000	3,047,210
03/15/2042	5.625%	1,589,000	1,795,689
FedEx Corp.
11/15/2045	4.750%	3,390,000	3,676,326
Total			12,730,935
Wireless 0.9%
America Movil SAB de CV
07/16/2042	4.375%	7,310,000	7,373,495
American Tower Corp.
07/15/2027	3.550%	5,020,000	4,975,397
Total			12,348,892
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 3.5%
AT&T, Inc.
03/01/2037	5.250%	9,870,000	10,508,421
03/15/2042	5.150%	4,630,000	4,765,844
06/15/2044	4.800%	7,855,000	7,773,764
Deutsche Telekom International Finance BV
06/01/2032	9.250%	625,000	983,938
Orange SA
01/13/2042	5.375%	3,200,000	3,727,536
Telefonica Emisiones SAU
06/20/2036	7.045%	2,960,000	3,898,367
Verizon Communications, Inc.
11/01/2042	3.850%	7,500,000	6,533,970
09/15/2048	4.522%	11,525,000	10,922,346
Total			49,114,186
Total Corporate Bonds & Notes (Cost $850,215,403)			869,111,627

Foreign Government Obligations(d) 3.6%

Colombia 0.4%
Colombia Government International Bond
01/18/2041	6.125%	4,780,000	5,510,551
France 0.2%
Electricite de France SA(b)
10/13/2055	5.250%	2,446,000	2,652,897
Mexico 1.7%
Mexico Government International Bond
03/08/2044	4.750%	5,202,000	5,208,206
01/23/2046	4.600%	5,320,000	5,197,188
Petroleos Mexicanos(b)
03/13/2027	6.500%	1,189,000	1,277,176
Petroleos Mexicanos
06/15/2035	6.625%	11,300,000	11,687,116
Total			23,369,686
Panama 0.1%
Panama Government International Bond
01/26/2036	6.700%	1,470,000	1,891,157
Peru 0.4%
Peruvian Government International Bond
03/14/2037	6.550%	4,440,000	5,836,544
Philippines 0.3%
Philippine Government International Bond
10/23/2034	6.375%	2,530,000	3,394,724

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Foreign Government Obligations(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar 0.3%
Nakilat, Inc.(b)
12/31/2033	6.067%	4,267,000	4,791,461
Uruguay 0.2%
Uruguay Government International Bond
11/20/2045	4.125%	2,775,000	2,552,553
Total Foreign Government Obligations (Cost $48,979,421)			49,999,573

Municipal Bonds 5.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 1.3%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds Series 2010
08/01/2049	6.750%	4,735,000	7,174,046
University of California
Revenue Bonds
General Tax Series 2012AD
05/15/2112	4.858%	9,055,000	9,351,461
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/2025	5.000%	720,000	886,874
Series 2017J
08/15/2026	5.000%	650,000	808,932
Total			18,221,313
Local General Obligation 0.4%
City of Chicago
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/2033	7.375%	550,000	573,661
City of New York
Unlimited General Obligation Bonds
Series 2016B-1
12/01/2041	5.000%	770,000	898,975
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds Series 2009
07/01/2034	5.750%	3,310,000	4,183,311
Total			5,655,947
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 0.6%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th Series 2012
10/01/2062	4.458%	8,175,000	8,906,744
Sales Tax 0.1%
Central Puget Sound Regional Transit Authority
Revenue Bonds
Green Bonds Series 2016S-1
11/01/2046	5.000%	1,145,000	1,501,244
Special Non Property Tax 0.3%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/2035	4.532%	3,315,000	3,654,754
State General Obligation 2.1%
Commonwealth of Massachusetts
Limited Tax General Obligation Bonds
Series 2016F
06/01/2046	3.277%	3,125,000	2,945,437
State of California
Unlimited General Obligation Bonds
Taxable Build America Bonds Series 2009
04/01/2039	7.550%	11,170,000	17,045,197
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund Series 2017
10/01/2033	5.000%	2,855,000	3,436,735
Transportation Commission Mobility Fund Series 2017
10/01/2034	5.000%	5,045,000	6,042,951
Total			29,470,320
Transportation 0.5%
Metropolitan Transportation Authority
Revenue Bonds
Series 2010 (BAM)
11/15/2039	6.648%	5,200,000	7,033,936
Water & Sewer 0.4%
City of Chicago Waterworks
Revenue Bonds
2nd Lien Series 2012
11/01/2042	5.000%	2,320,000	2,447,461

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build America Bonds Series 2010
11/01/2040	6.742%	625,000	796,275
New York City Water & Sewer System
Revenue Bonds
Build America Bonds Series 2010
06/15/2042	5.724%	1,550,000	2,052,060
Total			5,295,796
Total Municipal Bonds (Cost $78,532,778)			79,740,054

Preferred Debt 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
M&T Bank Corp.(c)
12/31/2049	6.375%	270	291,701
State Street Corp.(c)
12/31/2049	5.350%	33,300	913,419
Total			1,205,120
Property & Casualty 0.0%
Allstate Corp. (The)(c)
01/15/2053	5.100%	26,723	748,244
Total Preferred Debt (Cost $1,742,023)			1,953,364

U.S. Government & Agency Obligations 3.6%

Residual Funding Corp.(e)
STRIPS
01/15/2030	0.000%	8,428,000	5,786,968
04/15/2030	0.000%	65,960,000	44,770,416
Total U.S. Government & Agency Obligations (Cost $52,610,873)			50,557,384

U.S. Treasury Obligations 20.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/31/2019	1.250%	1,745,000	1,740,999
06/15/2020	1.500%	19,565,000	19,540,117
05/31/2022	1.750%	8,811,000	8,759,483
05/31/2024	2.000%	3,045,000	3,020,272
05/15/2027	2.375%	12,109,000	12,187,082
02/15/2031	5.375%	11,576,000	15,561,012
05/15/2041	4.375%	24,560,000	31,491,478
02/15/2047	3.000%	121,265,600	125,127,976
U.S. Treasury(e),(f)
STRIPS
11/15/2018	0.000%	19,436,000	19,092,833
U.S. Treasury(e)
STRIPS
11/15/2019	0.000%	11,055,900	10,671,967
02/15/2040	0.000%	38,410,800	20,297,707
11/15/2041	0.000%	13,661,000	6,795,280
05/15/2043	0.000%	19,069,000	9,010,847
Total U.S. Treasury Obligations (Cost $276,089,637)			283,297,053

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(g),(h)	6,319,149	6,319,149
Total Money Market Funds (Cost $6,318,523)		6,319,149
Total Investments (Cost: $1,364,348,948)		1,390,859,202
Other Assets & Liabilities, Net		11,437,476
Net Assets		1,402,296,678

At June 30, 2017, securities and/or cash totaling $9,996,803 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	451	USD	69,313,062	09/2017	749,613	—
U.S. Long Bond	48	USD	7,377,000	09/2017	—	(2,975)
U.S. Ultra Bond	1,567	USD	259,926,125	09/2017	5,318,650	—
U.S. Ultra Bond	29	USD	4,810,375	09/2017	—	(1,873)
Total			341,426,562		6,068,263	(4,848)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(21)	USD	(2,636,156)	09/2017	31,137	—
U.S. Treasury 10-Year Note	(770)	USD	(96,659,062)	09/2017	22,599	—
U.S. Treasury 10-Year Note	(23)	USD	(2,887,219)	09/2017	15,767	—
U.S. Treasury 2-Year Note	(233)	USD	(50,353,485)	09/2017	44,166	—
U.S. Treasury 5-Year Note	(108)	USD	(12,726,281)	09/2017	32,701	—
U.S. Treasury 5-Year Note	(140)	USD	(16,497,031)	09/2017	11,755	—
U.S. Treasury Ultra 10-Year Note	(73)	USD	(9,841,313)	09/2017	—	(1,287)
U.S. Treasury Ultra 10-Year Note	(510)	USD	(68,754,375)	09/2017	—	(88,753)
Total			(260,354,922)		158,125	(90,040)
Credit default swap contracts outstanding at June 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	McDonald’s Corp.	6/20/2022	1.000	USD	1,355,000	(48,561)	(413)	—	(42,058)	—	(6,916)
Citi	Goldman Sachs Group, Inc.	6/20/2022	1.000	USD	2,640,000	(43,897)	(807)	—	(18,302)	—	(26,402)
Total								—	(60,360)	—	(33,318)
Cleared credit default swap contracts outstanding at June 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	100,000,000	—	(335,557)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at June 30, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2024	1.000	0.869	USD	34,045,000	134,414	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2027	1.000	1.064	USD	24,650,000	55,580	—
Total							189,994	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $4,189,473, which represents 0.30% of net assets.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $108,536,771, which represents 7.74% of net assets.
(c)	Variable rate security.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Zero coupon bond.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	522,073	157,062,911	(151,265,835)	6,319,149	(1,321)	34,884	6,319,149
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	15,059,234	4,189,473	—	19,248,707
Commercial Mortgage-Backed Securities - Non-Agency	—	30,632,291	—	—	30,632,291
Corporate Bonds & Notes	—	869,111,627	—	—	869,111,627
Foreign Government Obligations	—	49,999,573	—	—	49,999,573
Municipal Bonds	—	79,740,054	—	—	79,740,054
Preferred Debt	1,953,364	—	—	—	1,953,364
U.S. Government & Agency Obligations	—	50,557,384	—	—	50,557,384
U.S. Treasury Obligations	217,428,419	65,868,634	—	—	283,297,053
Money Market Funds	—	—	—	6,319,149	6,319,149
Total Investments	219,381,783	1,160,968,797	4,189,473	6,319,149	1,390,859,202
Derivatives
Asset
Futures Contracts	6,226,388	—	—	—	6,226,388
Swap Contracts	—	189,994	—	—	189,994
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Futures Contracts	(94,888)	—	—	—	(94,888)
Swap Contracts	—	(368,875)	—	—	(368,875)
Total	225,513,283	1,160,789,916	4,189,473	6,319,149	1,396,811,821
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	15

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$1,358,030,425
Affiliated issuers, at cost	6,318,523
Total investments, at cost	1,364,348,948
Investments, at value
Unaffiliated issuers, at value	1,384,540,053
Affiliated issuers, at value	6,319,149
Total investments, at value	1,390,859,202
Margin deposits	715,296
Receivable for:
Investments sold	29,924,032
Dividends	19,047
Interest	12,724,829
Foreign tax reclaims	5,343
Variation margin for futures contracts	502,094
Variation margin for swap contracts	43,489
Trustees’ deferred compensation plan	38,013
Total assets	1,434,831,345
Liabilities
Unrealized depreciation on swap contracts	33,318
Premiums received on outstanding swap contracts	60,360
Payable for:
Investments purchased	29,295,744
Capital shares purchased	994,619
Variation margin for futures contracts	1,337,260
Variation margin for swap contracts	80,450
Management services fees	570,362
Distribution and/or service fees	3,331
Transfer agent fees	69,496
Compensation of board members	4,694
Compensation of chief compliance officer	194
Other expenses	46,826
Trustees’ deferred compensation plan	38,013
Total liabilities	32,534,667
Net assets applicable to outstanding capital stock	$1,402,296,678
Represented by
Paid in capital	1,344,659,089
Undistributed net investment income	23,376,225
Accumulated net realized gain	1,798,491
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	26,509,628
Investments - affiliated issuers	626
Futures contracts	6,131,500
Swap contracts	(178,881)
Total - representing net assets applicable to outstanding capital stock	$1,402,296,678
Class 1
Net assets	$1,386,308,661
Shares outstanding	136,381,855
Net asset value per share	$10.16
Class 2
Net assets	$15,988,017
Shares outstanding	1,574,964
Net asset value per share	$10.15
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$54,437
Dividends — affiliated issuers	34,884
Interest	27,845,235
Total income	27,934,556
Expenses:
Management services fees	3,469,230
Distribution and/or service fees
Class 2	20,303
Transfer agent fees
Class 1	417,865
Class 2	4,873
Compensation of board members	21,806
Custodian fees	18,661
Printing and postage fees	5,890
Audit fees	21,697
Legal fees	18,235
Compensation of chief compliance officer	330
Other	22,943
Total expenses	4,021,833
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(34,234)
Total net expenses	3,987,599
Net investment income	23,946,957
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,870,580
Investments — affiliated issuers	(1,321)
Futures contracts	3,054,442
Swap contracts	(1,174,520)
Net realized gain	3,749,181
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	52,336,415
Investments — affiliated issuers	626
Futures contracts	7,194,053
Swap contracts	338,928
Net change in unrealized appreciation (depreciation)	59,870,022
Net realized and unrealized gain	63,619,203
Net increase in net assets resulting from operations	$87,566,160
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$23,946,957	$47,450,503
Net realized gain	3,749,181	18,293,946
Net change in unrealized appreciation (depreciation)	59,870,022	(16,686,152)
Net increase in net assets resulting from operations	87,566,160	49,058,297
Distributions to shareholders
Net investment income
Class 1	(46,978,869)	(32,640,695)
Class 2	(505,726)	(306,838)
Net realized gains
Class 1	(5,388,305)	—
Class 2	(62,522)	—
Total distributions to shareholders	(52,935,422)	(32,947,533)
Decrease in net assets from capital stock activity	(114,218,759)	(30,052,494)
Total decrease in net assets	(79,588,021)	(13,941,730)
Net assets at beginning of period	1,481,884,699	1,495,826,429
Net assets at end of period	$1,402,296,678	$1,481,884,699
Undistributed net investment income	$23,376,225	$46,913,863
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,858,199	18,967,026	26,827,054	277,559,172
Distributions reinvested	5,139,075	52,367,174	3,076,409	32,640,695
Redemptions	(18,215,083)	(184,070,562)	(33,457,990)	(344,592,733)
Net decrease	(11,217,809)	(112,736,362)	(3,554,527)	(34,392,866)
Class 2
Subscriptions	126,310	1,281,039	871,789	8,900,456
Distributions reinvested	55,820	568,248	28,947	306,838
Redemptions	(328,640)	(3,331,684)	(470,637)	(4,866,922)
Net increase (decrease)	(146,510)	(1,482,397)	430,099	4,340,372
Total net decrease	(11,364,319)	(114,218,759)	(3,124,428)	(30,052,494)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$9.92	0.17	0.47	0.64	(0.36)	(0.04)
12/31/2016	$9.81	0.30	0.01	0.31	(0.20)	—
12/31/2015	$10.02	0.21	(0.22)	(0.01)	(0.20)	—
12/31/2014	$9.60	0.20	0.34	0.54	(0.12)	—
12/31/2013 (e)	$10.00	0.12	(0.52)	(0.40)	—	—
Class 2
6/30/2017 (c)	$9.90	0.16	0.46	0.62	(0.33)	(0.04)
12/31/2016	$9.79	0.28	0.00 (f)	0.28	(0.17)	—
12/31/2015	$9.99	0.18	(0.20)	(0.02)	(0.18)	—
12/31/2014	$9.59	0.18	0.32	0.50	(0.10)	—
12/31/2013 (e)	$10.00	0.11	(0.52)	(0.41)	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Based on operations from April 30, 2013 (fund commencement of operations) through the stated period end.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.40)	$10.16	6.43%	0.57% (d)	0.56% (d)	3.40% (d)	100%	$1,386,309
(0.20)	$9.92	3.02%	0.57%	0.56%	2.96%	394%	$1,464,843
(0.20)	$9.81	(0.07%)	0.57%	0.56%	2.09%	414%	$1,483,185
(0.12)	$10.02	5.62%	0.56%	0.56%	2.02%	346%	$1,550,651
—	$9.60	(4.00%)	0.57% (d)	0.57% (d)	1.91% (d)	350%	$1,776,191

(0.37)	$10.15	6.28%	0.82% (d)	0.81% (d)	3.15% (d)	100%	$15,988
(0.17)	$9.90	2.78%	0.82%	0.81%	2.73%	394%	$17,042
(0.18)	$9.79	(0.22%)	0.82%	0.81%	1.86%	414%	$12,641
(0.10)	$9.99	5.25%	0.82%	0.81%	1.82%	346%	$7,359
—	$9.59	(4.10%)	0.82% (d)	0.82% (d)	1.69% (d)	350%	$1,431
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	21

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Long Government/Credit Bond Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
22	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
24	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, manage credit risk exposure and hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	189,994*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	6,226,388*
Total		6,416,382

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	368,875*
Credit risk	Premiums received on outstanding swap contracts	60,360
Interest rate risk	Net assets — unrealized depreciation on futures contracts	94,888*
Total		524,123

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(1,174,520)	(1,174,520)
Interest rate risk	3,054,442	—	3,054,442
Total	3,054,442	(1,174,520)	1,879,922

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	338,928	338,928
Interest rate risk	7,194,053	—	7,194,053
Total	7,194,053	338,928	7,532,981
26	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	313,363,312
Futures contracts — short	270,774,692
Credit default swap contracts — buy protection	120,660,000
Credit default swap contracts — sell protection	69,425,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
	Barclays ($)	Citi ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	-	43,489	43,489
Liabilities
Centrally cleared credit default swap contracts (a)	-	-	80,450	80,450
OTC credit default swap contracts (b)	48,974	44,704	-	93,678
Total liabilities	48,974	44,704	80,450	174,128
Total financial and derivative net assets	(48,974)	(44,704)	(36,961)	(130,639)
Total collateral received (pledged) (c)	-	-	(36,961)	(36,961)
Net amount (d)	(48,974)	(44,704)	-	(93,678)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
28	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.49% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	0.59%	0.56%
Class 2	0.84	0.81
The Fund had a voluntary expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement on July 1, 2017 through April 30, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of
30	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,364,349,000	37,669,000	(11,159,000)	26,510,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,393,055,335 and $1,536,223,219, respectively, for the six months ended June 30, 2017, of which $952,792,966 and $917,335,927, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates
32	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	33

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Long Government/Credit Bond Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to voluntarily limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
34	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the seventy-fifth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for both the one- and three-year periods.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	35

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
36	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017	37

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
38	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Long Government/Credit Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
C-1877 AL (8/17)

SemiAnnual Report
June 30, 2017
Variable Portfolio – Lazard International Equity Advantage Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Variable Portfolio – Lazard International Equity Advantage Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Variable Portfolio – Lazard International Equity Advantage Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Lazard Asset Management LLC
Paul Moghtader, CFA
Taras Ivanenko, CFA, PhD
Ciprian Marin
Craig Scholl, CFA
Susanne Willumsen
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	Life
Class 1	04/30/13	14.03	19.14	4.80
Class 2	04/30/13	13.83	18.73	4.54
MSCI EAFE Index (Net)		13.81	20.27	4.55
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2016 reflects returns acheived by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for prior periods, results shown may have been different.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at June 30, 2017)
Roche Holding AG, Genusschein Shares (Switzerland)	3.3
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.6
Unilever NV-CVA (Netherlands)	2.5
CSL Ltd. (Australia)	2.3
Nestlé SA, Registered Shares (Switzerland)	2.0
Continental AG (Germany)	2.0
Banco Santander SA (Spain)	1.8
SAP SE (Germany)	1.8
Asahi Glass Co., Ltd. (Japan)	1.6
KDDI Corp. (Japan)	1.6
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2017)
Consumer Discretionary	13.0
Consumer Staples	10.6
Energy	5.0
Financials	21.1
Health Care	9.9
Industrials	13.5
Information Technology	7.5
Materials	5.9
Real Estate	4.9
Telecommunication Services	4.5
Utilities	4.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2017)
Australia	7.1
Austria	0.3
China	0.8
Denmark	2.2
Finland	0.4
France	10.3
Germany	9.0
Hong Kong	3.1
Ireland	0.2
Italy	1.4
Japan	22.7
Luxembourg	0.2
Netherlands	5.2
Norway	2.6
Portugal	0.4
Singapore	1.1
Spain	6.7
Sweden	2.4
Switzerland	8.0
United Kingdom	13.7
United States(a)	2.2
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,140.30	1,020.54	4.70	4.43	0.88
Class 2	1,000.00	1,000.00	1,138.30	1,019.30	6.02	5.69	1.13
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.8%
Issuer	Shares	Value ($)
Australia 7.2%
Aristocrat Leisure Ltd.	2,143,755	37,166,172
BlueScope Steel Ltd.	429,182	4,345,063
Cochlear Ltd.	182,461	21,792,652
Computershare Ltd.	495,261	5,382,363
CSL Ltd.	572,310	60,739,116
Fortescue Metals Group Ltd.	3,142,165	12,578,385
JB Hi-Fi Ltd.	200,678	3,604,501
Mineral Resources Ltd	265,452	2,212,108
Newcrest Mining Ltd.	413,329	6,414,766
QBE Insurance Group Ltd.	555,468	5,041,695
Resolute Mining Ltd.	1,951,051	1,789,512
South32 Ltd.	5,058,255	10,417,509
Stockland	1,105,808	3,718,727
Whitehaven Coal Ltd.(a)	2,400,126	5,293,247
Woodside Petroleum Ltd.	515,164	11,817,376
Total		192,313,192
Austria 0.3%
Erste Group Bank AG	91,100	3,488,271
Lenzing AG	21,615	3,873,479
Total		7,361,750
China 0.9%
WH Group Ltd.	22,706,000	22,927,876
Denmark 2.3%
DONG Energy A/S(b)	74,404	3,358,857
Nets A/S(a)	79,630	1,583,952
Novo Nordisk A/S, Class B	420,551	18,009,726
Vestas Wind Systems A/S	410,900	37,932,047
Total		60,884,582
Finland 0.4%
Orion Oyj, Class B	153,948	9,828,990
France 10.4%
Air France-KLM(a)	996,140	14,204,696
Airbus Group SE	190,059	15,629,459
AXA SA	978,970	26,779,220
BNP Paribas SA	246,927	17,784,660
Credit Agricole SA	1,165,123	18,743,541
Faurecia	154,626	7,853,670
Common Stocks (continued)
Issuer	Shares	Value ($)
Hermes International	15,275	7,548,157
L’Oreal SA	58,604	12,208,860
LVMH Moet Hennessy Louis Vuitton SE	84,147	20,980,479
Peugeot SA	814,457	16,246,498
Safran SA	37,419	3,429,305
Sanofi	244,474	23,387,961
SEB SA	27,344	4,911,065
Societe Generale SA	701,381	37,738,977
Total SA	544,249	26,906,554
Ubisoft Entertainment SA(a)	71,564	4,060,684
Unibail-Rodamco SE	9,861	2,485,123
Valeo SA	254,545	17,150,073
Total		278,048,982
Germany 9.1%
Allianz SE, Registered Shares	123,943	24,405,195
BASF SE	275,343	25,501,420
Bayer AG, Registered Shares	87,428	11,303,683
Continental AG	245,127	52,900,657
Covestro AG	307,631	22,209,506
Deutsche Lufthansa AG, Registered Shares	815,247	18,552,847
Deutsche Telekom AG, Registered Shares	273,442	4,909,540
Dialog Semiconductor PLC(a)	42,804	1,827,455
Infineon Technologies AG	816,240	17,232,978
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	36,547	7,369,575
SAP SE	457,349	47,769,914
Siltronic AG(a)	62,933	5,331,258
STADA Arzneimittel AG	35,635	2,527,094
United Internet AG	53,408	2,936,842
Total		244,777,964
Hong Kong 3.2%
Cheung Kong Property Holding Ltd.	657,500	5,145,123
CK Hutchison Holdings Ltd.	555,500	6,971,272
Jardine Matheson Holdings Ltd.	390,900	25,094,209
Wharf Holdings Ltd. (The)	4,152,000	34,356,497
Wheelock & Co., Ltd.	1,424,000	10,740,666
Xinyi Glass Holdings Ltd.	2,702,000	2,674,506
Total		84,982,273

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.2%
Ryanair Holdings PLC, ADR(a)	52,545	5,654,368
Italy 1.4%
Assicurazioni Generali SpA	414,226	6,817,487
Enel SpA	871,774	4,673,799
Fiat Chrysler Automobiles NV(a)	165,236	1,741,925
Intesa Sanpaolo SpA	5,123,661	16,245,118
Moncler SpA	218,654	5,119,579
Poste Italiane SpA	385,401	2,638,913
Total		37,236,821
Japan 22.9%
Asahi Glass Co., Ltd.	1,027,500	43,394,241
Central Japan Railway Co.	34,700	5,667,094
Daito Trust Construction Co., Ltd.	158,200	24,646,882
Daiwa House Industry Co., Ltd.	606,000	20,740,701
East Japan Railway Co.	57,200	5,479,544
Fujitsu Ltd.	2,097,000	15,509,972
Haseko Corp.	1,164,900	14,185,441
Hitachi High-Technologies Corp.	173,700	6,764,388
Hitachi Ltd.	3,331,000	20,537,920
Idemitsu Kosan Co., Ltd.	252,000	7,169,072
ITOCHU Techno-Solutions Corp.	256,800	9,005,298
JAC Recruitment Co., Ltd.	215,700	3,260,427
JX Holdings, Inc.	802,800	3,512,661
Kakaku.com, Inc.	249,700	3,589,420
Kaken Pharmaceutical Co., Ltd.	60,100	3,281,601
Kanamoto Co., Ltd.	134,800	4,490,285
Kao Corp.	186,200	11,071,144
KDDI Corp.	1,635,500	43,255,094
Kyushu Electric Power Co., Inc.	432,900	5,261,349
Lion Corp.	106,000	2,198,638
Maruha Nichiro Corp.	260,000	6,872,568
MEIJI Holdings Co., Ltd.	68,600	5,562,702
Mitsubishi Chemical Holdings Corp.	2,473,300	20,606,928
Mitsubishi Electric Corp.	456,000	6,594,947
Mitsubishi UFJ Financial Group, Inc.	10,058,900	67,847,768
Mitsui Chemicals, Inc.	686,000	3,653,206
Mitsui Mining & Smelting Co., Ltd.	1,411,000	5,529,580
Common Stocks (continued)
Issuer	Shares	Value ($)
Morinaga Milk Industry Co., Ltd.	1,219,000	9,267,942
MS&AD Insurance Group Holdings, Inc.	132,200	4,458,934
NH Foods Ltd.	170,000	5,171,417
Nichirei Corp.	411,100	11,527,922
Nippon Light Metal Holdings Co., Ltd.	2,432,000	5,788,917
Nippon Shinyaku Co., Ltd.	68,100	4,359,371
Nippon Telegraph & Telephone Corp.	538,900	25,438,292
Nissan Motor Co., Ltd.	2,746,500	27,423,619
Nitori Co., Ltd.	40,300	5,394,689
Nomura Holdings, Inc.	616,600	3,718,372
Omron Corp.	128,800	5,606,587
ORIX Corp.	2,273,200	35,370,675
Osaka Gas Co., Ltd.	5,132,000	21,014,734
Penta-Ocean Construction Co., Ltd.	617,100	3,516,924
SBI Holdings, Inc.	764,000	10,389,353
Sumitomo Mitsui Trust Holdings, Inc.	255,700	9,184,563
Takeuchi Manufacturing Co., Ltd.	260,800	4,819,248
Teijin Ltd.	869,500	16,778,817
Tokyo Gas Co., Ltd.	4,684,000	24,397,528
Tokyu Fudosan Holdings Corp	939,200	5,569,923
Unitika Ltd(a)	8,490,000	6,268,871
Total		615,155,569
Luxembourg 0.2%
B&M European Value Retail SA	1,429,765	6,307,261
Netherlands 5.3%
Aegon NV	949,521	4,848,778
AerCap Holdings NV(a)	81,422	3,780,423
NN Group NV	584,215	20,765,161
Randstad Holding NV	96,949	5,660,531
STMicroelectronics NV	1,381,903	19,855,518
Unilever NV-CVA	1,196,842	66,052,120
Wolters Kluwer NV	484,223	20,498,989
Total		141,461,520
Norway 2.6%
Aker BP ASA	341,745	5,055,309
Marine Harvest ASA	600,667	10,281,217
SalMar ASA	108,251	2,685,286
Statoil ASA	2,086,988	34,596,693

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Subsea 7 SA	1,311,975	17,647,527
Total		70,266,032
Portugal 0.4%
Galp Energia SGPS SA	310,340	4,698,298
Jeronimo Martins SGPS SA	285,495	5,572,673
Total		10,270,971
Singapore 1.1%
CapitaLand Ltd.	1,756,500	4,463,301
DBS Group Holdings Ltd.	509,300	7,665,361
United Overseas Bank Ltd.	753,100	12,643,526
Venture Corp., Ltd.	523,100	4,578,802
Total		29,350,990
Spain 6.7%
Amadeus IT Group SA, Class A	161,661	9,665,959
Banco Bilbao Vizcaya Argentaria SA	2,005,578	16,641,719
Banco Santander SA	7,318,310	48,413,042
CaixaBank SA	2,451,183	11,702,403
Distribuidora Internacional de Alimentacion SA	1,802,824	11,224,126
Gamesa Corp. Tecnologica SA	676,098	14,436,374
Industria de Diseno Textil SA	189,839	7,287,473
International Consolidated Airlines Group SA	3,147,916	24,984,373
Mapfre SA	2,513,334	8,778,306
Telefonica SA	2,706,886	27,942,504
Total		181,076,279
Sweden 2.4%
Bonava AB, Class B	161,955	2,770,154
Electrolux AB, Class B	613,329	20,100,435
Husqvarna AB, Class B	378,761	3,763,018
Intrum Justitia AB	122,842	4,170,215
Sandvik AB	1,024,099	16,106,582
Svenska Cellulosa AB, Class B	749,176	5,669,041
Volvo AB B Shares	778,616	13,271,601
Total		65,851,046
Switzerland 8.0%
ABB Ltd.	587,632	14,511,551
Logitech International SA	315,235	11,588,313
Nestlé SA, Registered Shares	619,222	53,888,910
Partners Group Holding AG	35,530	22,027,933
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	343,687	87,525,671
Swiss Life Holding AG, Registered Shares	16,061	5,420,106
UBS AG	1,203,546	20,383,342
Total		215,345,826
United Kingdom 13.8%
Admiral Group PLC	1,106,799	28,874,246
Ashtead Group PLC	502,407	10,397,778
Associated British Foods PLC	485,336	18,559,211
Bellway PLC	86,895	3,366,997
BT Group PLC	4,474,984	17,179,331
Carnival PLC	321,992	21,304,421
Carphone Warehouse Group PLC	3,340,016	12,337,175
Centrica PLC	10,421,316	27,173,625
Compass Group PLC	654,510	13,809,954
DS Smith PLC	1,035,311	6,386,214
Electrocomponents PLC	722,805	5,431,977
Fever-Tree Drinks PLC	432,117	9,595,921
G4s PLC	1,597,006	6,789,185
Galiform PLC	1,898,497	10,066,348
GlaxoSmithKline PLC	712,181	15,170,569
Hargreaves Lansdown PLC	366,010	6,206,759
Inchcape PLC	242,320	2,381,274
Informa PLC	340,493	2,966,848
International Consolidated Airlines Group SA	324,287	2,576,442
Land Securities Group PLC	1,409,085	18,591,207
Lloyds Banking Group PLC	45,179,098	38,924,975
Old Mutual PLC	3,665,936	9,234,264
Reckitt Benckiser Group PLC	148,827	15,088,480
Royal Dutch Shell PLC, Class A	569,186	15,104,971
Scottish & Southern Energy PLC	870,994	16,483,207
Severn Trent PLC	257,085	7,306,215
Smith & Nephew PLC	307,057	5,299,023
Taylor Wimpey PLC	5,361,334	12,303,813
Vedanta Resources PLC	370,697	3,099,667
Whitbread PLC	74,235	3,835,587
Wolseley PLC	93,000	5,708,754
Total		371,554,438
Total Common Stocks (Cost $2,443,752,708)		2,650,656,730

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(c),(d)	59,021,383	59,021,383
Total Money Market Funds (Cost $59,015,481)		59,021,383
Total Investments (Cost $2,502,768,189)		2,709,678,113
Other Assets & Liabilities, Net		(26,383,192)
Net Assets		$2,683,294,921
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $3,358,857, which represents 0.13% of net assets.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	20,307,263	1,333,698,571	(1,294,984,451)	59,021,383	(38,494)	155,377	59,021,383
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	192,313,192	—	—	192,313,192
Austria	—	7,361,750	—	—	7,361,750
China	—	22,927,876	—	—	22,927,876
Denmark	—	60,884,582	—	—	60,884,582
Finland	—	9,828,990	—	—	9,828,990
France	—	278,048,982	—	—	278,048,982
Germany	—	244,777,964	—	—	244,777,964
Hong Kong	—	84,982,273	—	—	84,982,273
Ireland	5,654,368	—	—	—	5,654,368
Italy	—	37,236,821	—	—	37,236,821
Japan	—	615,155,569	—	—	615,155,569
Luxembourg	—	6,307,261	—	—	6,307,261
Netherlands	3,780,423	137,681,097	—	—	141,461,520
Norway	—	70,266,032	—	—	70,266,032
Portugal	—	10,270,971	—	—	10,270,971
Singapore	—	29,350,990	—	—	29,350,990
Spain	—	181,076,279	—	—	181,076,279
Sweden	—	65,851,046	—	—	65,851,046
Switzerland	—	215,345,826	—	—	215,345,826
United Kingdom	—	371,554,438	—	—	371,554,438
Total Common Stocks	9,434,791	2,641,221,939	—	—	2,650,656,730
Money Market Funds	—	—	—	59,021,383	59,021,383
Total Investments	9,434,791	2,641,221,939	—	59,021,383	2,709,678,113
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$2,443,752,708
Affiliated issuers, at cost	59,015,481
Total investments, at cost	2,502,768,189
Investments, at value
Unaffiliated issuers, at value	2,650,656,730
Affiliated issuers, at value	59,021,383
Total investments, at value	2,709,678,113
Foreign currency (identified cost $478,620)	477,302
Receivable for:
Investments sold	3,760,764
Dividends	4,198,610
Foreign tax reclaims	5,296,597
Trustees’ deferred compensation plan	31,803
Total assets	2,723,443,189
Liabilities
Due to custodian	85,473
Payable for:
Investments purchased	36,218,978
Capital shares purchased	1,911,192
Management services fees	1,721,274
Distribution and/or service fees	2,338
Transfer agent fees	133,163
Compensation of board members	4,440
Compensation of chief compliance officer	146
Other expenses	39,461
Trustees’ deferred compensation plan	31,803
Total liabilities	40,148,268
Net assets applicable to outstanding capital stock	$2,683,294,921
Represented by
Paid in capital	2,506,980,682
Undistributed net investment income	10,098,158
Accumulated net realized loss	(40,849,230)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	206,904,022
Investments - affiliated issuers	5,902
Foreign currency translations	155,387
Total - representing net assets applicable to outstanding capital stock	$2,683,294,921
Class 1
Net assets	$2,671,601,194
Shares outstanding	241,881,387
Net asset value per share	$11.05
Class 2
Net assets	$11,693,727
Shares outstanding	1,058,324
Net asset value per share	$11.05
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017	11

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$43,228,685
Dividends — affiliated issuers	155,377
Foreign taxes withheld	(4,229,217)
Total income	39,154,845
Expenses:
Management services fees	7,679,440
Distribution and/or service fees
Class 2	10,846
Transfer agent fees
Class 1	576,100
Class 2	2,603
Compensation of board members	21,099
Custodian fees	75,462
Printing and postage fees	5,753
Audit fees	37,222
Legal fees	31,975
Compensation of chief compliance officer	303
Other	20,048
Total expenses	8,460,851
Net investment income	30,693,994
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	33,656,498
Investments — affiliated issuers	(38,494)
Foreign currency translations	(775,838)
Net realized gain	32,842,166
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	177,064,632
Investments — affiliated issuers	5,902
Foreign currency translations	341,652
Net change in unrealized appreciation (depreciation)	177,412,186
Net realized and unrealized gain	210,254,352
Net increase in net assets resulting from operations	$240,948,346
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$30,693,994	$26,775,682
Net realized gain (loss)	32,842,166	(59,721,505)
Net change in unrealized appreciation (depreciation)	177,412,186	85,264,338
Net increase in net assets resulting from operations	240,948,346	52,318,515
Distributions to shareholders
Net investment income
Class 1	(22,779,646)	(26,921,487)
Class 2	(81,821)	(70,854)
Total distributions to shareholders	(22,861,467)	(26,992,341)
Increase in net assets from capital stock activity	1,131,490,653	64,804,875
Total increase in net assets	1,349,577,532	90,131,049
Net assets at beginning of period	1,333,717,389	1,243,586,340
Net assets at end of period	$2,683,294,921	$1,333,717,389
Undistributed net investment income	$10,098,158	$2,265,631
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	107,189,721	1,138,041,991	3,976,683	38,069,425
Distributions reinvested	2,076,163	22,779,646	2,808,550	26,921,487
Redemptions	(3,138,025)	(34,282,234)	(250,766)	(2,429,698)
Net increase	106,127,859	1,126,539,403	6,534,467	62,561,214
Class 2
Subscriptions	499,003	5,277,412	329,607	3,173,878
Distributions reinvested	7,452	81,821	7,390	70,854
Redemptions	(37,447)	(407,983)	(107,151)	(1,001,071)
Net increase	469,008	4,951,250	229,846	2,243,661
Total net increase	106,596,867	1,131,490,653	6,764,313	64,804,875
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017

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Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$9.78	0.17	1.20	1.37	(0.10)	—
12/31/2016	$9.60	0.20	0.18	0.38	(0.20)	—
12/31/2015	$10.24	0.24	(0.58)	(0.34)	(0.30)	—
12/31/2014	$10.52	0.26	(0.26)	0.00 (e)	(0.27)	(0.01)
12/31/2013 (f)	$10.00	0.10	0.50	0.60	(0.08)	—
Class 2
6/30/2017 (c)	$9.78	0.15	1.20	1.35	(0.08)	—
12/31/2016	$9.60	0.16	0.21	0.37	(0.19)	—
12/31/2015	$10.25	0.21	(0.58)	(0.37)	(0.28)	—
12/31/2014	$10.52	0.21	(0.22)	(0.01)	(0.25)	(0.01)
12/31/2013 (f)	$10.00	0.06	0.53	0.59	(0.07)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Rounds to zero.
(f)	Based on operations from April 30, 2013 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.10)	$11.05	14.03%	0.88% (d)	0.88% (d)	3.19% (d)	36%	$2,671,601
(0.20)	$9.78	4.06%	0.91%	0.91%	2.11%	129%	$1,327,954
(0.30)	$9.60	(3.37%)	0.92%	0.92%	2.35%	12%	$1,240,134
(0.28)	$10.24	(0.05%)	0.93%	0.90%	2.43%	8%	$1,246,988
(0.08)	$10.52	6.06%	0.95% (d)	0.95% (d)	1.42% (d)	3%	$922,325

(0.08)	$11.05	13.83%	1.13% (d)	1.13% (d)	2.88% (d)	36%	$11,694
(0.19)	$9.78	3.87%	1.17%	1.17%	1.68%	129%	$5,764
(0.28)	$9.60	(3.71%)	1.17%	1.17%	2.09%	12%	$3,452
(0.26)	$10.25	(0.20%)	1.18%	1.15%	1.99%	8%	$2,251
(0.07)	$10.52	5.88%	1.21% (d)	1.21% (d)	0.87% (d)	3%	$876
Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017	17

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Variable Portfolio – Lazard International Equity Advantage Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
18	Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.80% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Lazard Asset Management LLC (Lazard) to serve as the subadviser to the Fund. The Investment Manager compensates Lazard to manage the investment of the Fund’s assets.
20	Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	0.92%	0.94%
Class 2	1.17	1.19
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,502,768,000	242,417,000	(35,507,000)	206,910,000
The following capital loss carryforwards, determined at December 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	15,816,814	56,556,107	72,372,921
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,822,864,466 and $694,112,616, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other
22	Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 and below, there were no items requiring adjustment of the financial statements or additional disclosure.
Effective May 1, 2018, Variable Portfolio – Lazard International Equity Advantage Fund will be renamed CTIVPSM — Lazard International Equity Advantage Fund.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and
Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Lazard Asset Management LLC (the Subadviser) with respect to Variable Portfolio – Lazard International Equity Advantage Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;
Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017	25

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadviser’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadviser’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager’s and the Subadviser’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that the Board had approved the Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser’s compliance program.
The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager’s rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
26	Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the fifteenth and sixteenth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the fifth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement and the Subadvisory Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about changes in profitability in connection with a change in the Fund’s subadviser, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the
Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017	27

Board Consideration and Approval of Management Agreement and Subadvisory Agreement  (continued)
Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the breakpoints, if any, in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Other benefits to the Investment Manager and Subadviser
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Subadviser by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.
28	Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Variable Portfolio – Lazard International Equity Advantage Fund | Semiannual Report 2017	29

Variable Portfolio – Lazard International Equity Advantage Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6597 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Strategic Income Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Strategic Income Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Strategic Income Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Portfolio management
Gene Tannuzzo, CFA
Co-manager
Managed Fund since 2010
Colin Lundgren, CFA
Co-manager
Managed Fund since 2010
Brian Lavin, CFA
Co-manager
Managed Fund since 2010
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	07/05/94	4.20	7.69	4.41	5.92
Class 2	06/01/00	3.73	7.28	4.12	5.65
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.31	2.21	4.48
BofAML US Cash Pay High Yield Constrained Index		4.92	12.74	6.88	7.55
Citi Non-U.S. World Government Bond (All Maturities) Index - Unhedged		5.91	-5.01	-0.80	3.21
JPMorgan Emerging Markets Bond Index - Global		6.20	5.52	5.20	7.30
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to August 29, 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and nonconvertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
The Bank of America Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.
The Citi Non-U.S. World Government Bond (All Maturities) Index — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities.
The JPMorgan Emerging Markets Bond Index — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Asset-Backed Securities — Non-Agency	4.9
Commercial Mortgage-Backed Securities - Non-Agency	3.1
Common Stocks	0.3
Corporate Bonds & Notes	40.8
Foreign Government Obligations	11.0
Inflation-Indexed Bonds	1.8
Money Market Funds	4.5
Options Purchased Calls	0.0 (a)
Options Purchased Puts	0.0 (a)
Residential Mortgage-Backed Securities - Agency	10.3
Residential Mortgage-Backed Securities - Non-Agency	16.1
Senior Loans	7.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2017)
AAA rating	13.3
AA rating	0.4
A rating	3.5
BBB rating	23.1
BB rating	15.7
B rating	19.5
CCC rating	5.0
CC rating	0.2
Not rated	19.3
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2017)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	337.3	(419.2)	(81.9)
Foreign Currency Derivative Contracts	12.3	(30.4)	(18.1)
Total Notional Market Value of Derivative Contracts	349.6	(449.6)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.

Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,042.00	1,021.44	3.56	3.53	0.70
Class 2	1,000.00	1,000.00	1,037.30	1,020.19	4.83	4.78	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conn Funding II LP(a)
Series 2017-A Class A
05/15/2020	2.730%	365,214	365,708
Series 2017-A Class B
05/15/2020	5.110%	750,000	752,593
Conn’s Receivables Funding LLC(a)
Series 2016-B Class B
03/15/2019	7.340%	1,500,000	1,527,877
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
10/15/2028	8.698%	500,000	511,154
Hertz Vehicle Financing II LP(a)
Subordinated, Series 2015-1A Class B
03/25/2021	3.520%	449,000	449,944
Hertz Vehicle Financing LLC(a)
Series 2016-4A Class A
07/25/2022	2.650%	500,000	489,835
Marlette Funding Trust(a)
Series 2017-1A Class A
03/15/2024	2.827%	1,715,421	1,721,366
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	260,827	263,161
Series 2016-3 Class A
12/26/2025	3.050%	437,005	440,361
SoFi Professional Loan Program LLC(a),(c),(d)
Series 2016-A Class RIO
01/25/2038	0.000%	1	400,000
Series 2016-A Class RPO
01/25/2038	0.000%	1	710,000
SoFi Professional Loan Program LLC(a)
Series 2017-1 Class A
01/26/2026	3.280%	335,628	339,724
Total Asset-Backed Securities — Non-Agency (Cost $7,700,675)			7,971,723

Commercial Mortgage-Backed Securities - Non-Agency 3.2%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
09/15/2026	4.659%	350,805	350,872
BHMS Mortgage Trust(a),(b)
Series 2014-ATLS Class DFX
07/05/2033	4.847%	300,000	303,248
Hilton USA Trust(a),(b)
Series 2016-HHV Class F
11/05/2038	4.333%	1,500,000	1,188,555
Hilton USA Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	500,000	504,274
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Trust(a),(b)
Series 2014-SFR3 Class D
12/17/2031	4.159%	98,147	98,465
Series 2015-SFR3 Class F
08/17/2032	5.909%	1,000,000	1,017,435
JPMCC Re-REMIC Trust(a),(b)
Series 2016-GG10 Class AMB
08/15/2045	5.979%	500,000	502,004
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	1,000,000	1,000,000
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $4,894,430)			4,964,853

Common Stocks 0.4%
Issuer	Shares	Value ($)
Financials 0.1%
Capital Markets 0.1%
RCS Capital Corp.(e)	5,448	88,530
Diversified Financial Services —%
Fairlane Management Corp.(c),(e),(f)	2,000	—
Total Financials		88,530
Utilities 0.3%
Independent Power and Renewable Electricity Producers 0.3%
Samson Resources(e)	8,275	195,842
Templar Energy LLC(e)	24,262	115,851
Vistra Energy Corp	10,180	170,922
Total		482,615
Total Utilities		482,615
Total Common Stocks (Cost $540,568)		571,145

Corporate Bonds & Notes(g) 43.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.6%
Bombardier, Inc.(a)
12/01/2021	8.750%	74,000	82,264
L-3 Communications Corp.
05/28/2024	3.950%	406,000	420,089

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
07/15/2022	6.000%	201,000	206,829
07/15/2024	6.500%	54,000	55,622
05/15/2025	6.500%	150,000	153,211
06/15/2026	6.375%	18,000	18,300
Total			936,315
Automotive 0.1%
Gates Global LLC/Co.(a)
07/15/2022	6.000%	138,000	138,411
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	80,000	80,865
Total			219,276
Banking 1.3%
Agromercantil Senior Trust(a)
04/10/2019	6.250%	108,000	111,745
Ally Financial, Inc.
11/01/2031	8.000%	181,000	221,568
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	200,000	212,965
Banco Mercantil del Norte SA(a),(b)
Subordinated
10/04/2031	5.750%	200,000	199,644
Bank of America Corp.(b)
01/20/2028	3.824%	385,000	391,978
Citigroup, Inc.
05/01/2026	3.400%	360,000	356,260
Industrial Senior Trust(a)
11/01/2022	5.500%	102,000	103,994
Popular, Inc.
07/01/2019	7.000%	95,000	99,337
Wells Fargo & Co.
10/23/2026	3.000%	270,000	262,945
Total			1,960,436
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a),(h)
07/15/2025	6.875%	56,000	56,636
Virtu Financial(a)
06/15/2022	6.750%	25,000	25,751
Total			82,387
Building Materials 0.4%
Allegion PLC
09/15/2023	5.875%	134,000	144,087
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Builders & Contractors Supply Co., Inc.(a)
04/15/2021	5.625%	36,000	37,016
12/15/2023	5.750%	26,000	27,457
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	116,000	124,917
Cemex SAB de CV(a)
04/16/2026	7.750%	200,000	228,935
HD Supply, Inc.(a)
04/15/2024	5.750%	50,000	53,351
US Concrete, Inc.(a)
06/01/2024	6.375%	48,000	50,520
Total			666,283
Cable and Satellite 2.2%
Altice US Finance I Corp.(a)
05/15/2026	5.500%	190,000	199,685
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	16,000	17,114
05/01/2025	5.375%	180,000	191,585
02/15/2026	5.750%	140,000	149,730
05/01/2026	5.500%	5,000	5,296
05/01/2027	5.125%	98,000	100,464
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	97,000	98,904
CSC Holdings LLC(a)
10/15/2025	6.625%	188,000	206,921
10/15/2025	10.875%	214,000	257,164
04/15/2027	5.500%	151,000	159,260
DISH DBS Corp.
11/15/2024	5.875%	236,000	251,227
07/01/2026	7.750%	224,000	265,031
Quebecor Media, Inc.
01/15/2023	5.750%	199,000	210,772
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	37,000	37,173
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	113,000	117,019
07/15/2026	5.375%	19,000	19,716
Sirius XM Radio, Inc.(a),(h)
08/01/2027	5.000%	134,000	135,026
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	266,000	278,769
Videotron Ltd./Ltee(a)
04/15/2027	5.125%	77,000	79,103
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	338,000	351,603

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	265,000	272,378
Total			3,403,940
Chemicals 1.0%
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	112,282
Atotech USA, Inc.(a)
02/01/2025	6.250%	95,000	97,700
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	85,000	88,061
Chemours Co. (The)
05/15/2023	6.625%	137,000	145,081
05/15/2025	7.000%	34,000	37,013
05/15/2027	5.375%	37,000	38,063
Eco Services Operations LLC/Finance Corp.(a)
11/01/2022	8.500%	83,000	87,149
INEOS Group Holdings SA(a)
08/01/2024	5.625%	100,000	103,315
Koppers, Inc.(a)
02/15/2025	6.000%	26,000	27,635
Mexichem SAB de CV(a)
09/17/2044	5.875%	200,000	200,133
Platform Specialty Products Corp.(a)
05/01/2021	10.375%	109,000	120,558
02/01/2022	6.500%	57,000	58,892
PQ Corp.(a)
11/15/2022	6.750%	249,000	268,018
SPCM SA(a)
09/15/2025	4.875%	58,000	59,160
Venator Finance SARL/Materials Corp.(a),(h)
07/15/2025	5.750%	17,000	17,200
Total			1,460,260
Construction Machinery 0.2%
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	24,000	25,158
United Rentals North America, Inc.
09/15/2026	5.875%	214,000	227,689
05/15/2027	5.500%	61,000	62,856
Total			315,703
Consumer Cyclical Services 0.6%
APX Group, Inc.
12/01/2020	8.750%	177,000	182,585
12/01/2022	7.875%	296,000	321,240
Carlson Travel, Inc.(a)
12/15/2023	6.750%	34,000	34,654
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHS Markit Ltd.(a)
11/01/2022	5.000%	123,000	132,838
02/15/2025	4.750%	91,000	97,538
Interval Acquisition Corp.
04/15/2023	5.625%	121,000	125,449
Total			894,304
Consumer Products 0.4%
American Greetings Corp.(a)
02/15/2025	7.875%	11,000	11,885
Prestige Brands, Inc.(a)
03/01/2024	6.375%	92,000	98,115
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	100,000	107,616
12/15/2026	5.250%	17,000	17,744
Spectrum Brands, Inc.
07/15/2025	5.750%	110,000	117,970
Springs Industries, Inc.
06/01/2021	6.250%	163,000	168,413
Tempur Sealy International, Inc.
10/15/2023	5.625%	79,000	81,962
Valvoline, Inc.(a)
07/15/2024	5.500%	16,000	17,015
Total			620,720
Diversified Manufacturing 0.3%
Entegris, Inc.(a)
04/01/2022	6.000%	82,000	85,782
SPX FLOW, Inc.(a)
08/15/2024	5.625%	27,000	28,027
08/15/2026	5.875%	99,000	102,603
WESCO Distribution, Inc.
06/15/2024	5.375%	84,000	87,645
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	82,000	92,124
Total			396,181
Electric 5.6%
AES Corp. (The)
05/15/2026	6.000%	69,000	73,939
Calpine Corp.
01/15/2025	5.750%	133,000	125,088
CMS Energy Corp.
03/01/2024	3.875%	600,000	627,388
02/15/2027	2.950%	165,000	157,975
03/31/2043	4.700%	135,000	142,903

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
06/01/2024	3.500%	340,000	345,548
10/01/2026	2.850%	1,220,000	1,159,985
Duke Energy Corp.
10/15/2023	3.950%	542,000	573,255
04/15/2024	3.750%	748,000	781,007
09/01/2046	3.750%	120,000	114,080
Dynegy, Inc.
11/01/2024	7.625%	78,000	75,660
Emera US Finance LP
06/15/2046	4.750%	515,000	541,777
Indiana Michigan Power Co.
07/01/2047	3.750%	321,000	310,977
NextEra Energy Capital Holdings, Inc.
05/01/2027	3.550%	760,000	770,826
NRG Energy, Inc.
01/15/2027	6.625%	197,000	197,418
NRG Yield Operating LLC
08/15/2024	5.375%	292,000	306,203
09/15/2026	5.000%	46,000	46,699
Pacific Gas & Electric Co.
02/15/2044	4.750%	244,000	277,740
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	172,000	180,868
PPL Capital Funding, Inc.
06/01/2023	3.400%	275,000	282,659
03/15/2024	3.950%	430,000	452,235
Progress Energy, Inc.
04/01/2022	3.150%	382,000	389,241
Southern Co. (The)
07/01/2046	4.400%	655,000	670,429
Total			8,603,900
Finance Companies 0.6%
Aircastle Ltd.
02/15/2022	5.500%	96,000	104,043
iStar, Inc.
04/01/2022	6.000%	61,000	62,397
Navient Corp.
07/26/2021	6.625%	43,000	46,199
06/15/2022	6.500%	85,000	90,182
10/25/2024	5.875%	44,000	44,634
OneMain Financial Holdings LLC(a)
12/15/2019	6.750%	65,000	68,232
12/15/2021	7.250%	137,000	144,323
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	36,000	37,684
02/15/2024	5.500%	36,000	37,621
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	58,000	59,451
Quicken Loans, Inc.(a)
05/01/2025	5.750%	159,000	164,440
Springleaf Finance Corp.
05/15/2022	6.125%	71,000	74,914
Total			934,120
Food and Beverage 2.5%
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	790,000	813,679
B&G Foods, Inc.
04/01/2025	5.250%	52,000	53,054
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	103,000	108,976
ConAgra Foods, Inc.
01/25/2023	3.200%	483,000	486,722
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	72,000	74,218
Kernel Holding SA(a)
01/31/2022	8.750%	200,000	214,392
Kraft Heinz Foods Co.
06/01/2046	4.375%	390,000	381,247
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	33,000	33,921
11/01/2026	4.875%	54,000	55,917
MARB BondCo PLC(a)
03/15/2024	7.000%	200,000	193,287
Molson Coors Brewing Co.
07/15/2026	3.000%	180,000	173,625
05/01/2042	5.000%	306,000	337,487
07/15/2046	4.200%	102,000	100,318
Mondelez International, Inc.(a)
10/28/2019	1.625%	445,000	440,458
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	17,000	18,173
Post Holdings, Inc.(a)
03/01/2025	5.500%	28,000	28,896
08/15/2026	5.000%	169,000	168,491
03/01/2027	5.750%	114,000	117,503
Total			3,800,364
Gaming 1.3%
Boyd Gaming Corp.
04/01/2026	6.375%	129,000	139,787
Eldorado Resorts, Inc.(a)
04/01/2025	6.000%	103,000	109,060

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	77,000	83,889
International Game Technology PLC(a)
02/15/2025	6.500%	223,000	245,920
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	100,000	104,432
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	48,000	52,254
09/01/2026	4.500%	45,000	45,396
MGM Resorts International
09/01/2026	4.625%	363,000	366,663
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	23,000	23,388
Scientific Games International, Inc.(a)
01/01/2022	7.000%	271,000	288,601
Scientific Games International, Inc.
12/01/2022	10.000%	180,000	197,351
Tunica-Biloxi Gaming Authority(a),(i)
11/15/2016	0.000%	923,000	343,817
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	56,000	57,408
Total			2,057,966
Health Care 2.1%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	125,000	133,826
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	136,000	138,957
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	119,000	103,958
03/31/2023	6.250%	240,000	248,215
DaVita, Inc.
05/01/2025	5.000%	194,000	194,281
Envision Healthcare Corp.(a)
12/01/2024	6.250%	77,000	81,982
Express Scripts Holding Co.
07/15/2046	4.800%	165,000	168,658
Fresenius Medical Care US Finance II, Inc.(a)
10/15/2024	4.750%	132,000	140,173
HCA, Inc.
05/01/2023	4.750%	337,000	356,229
02/01/2025	5.375%	155,000	163,262
02/15/2027	4.500%	236,000	242,332
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	49,000	50,005
MEDNAX, Inc.(a)
12/01/2023	5.250%	62,000	63,952
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	139,000	148,190
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	93,000	95,830
10/15/2026	5.000%	45,000	46,393
Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	131,000	134,850
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	71,000	71,926
Team Health Holdings, Inc.(a)
02/01/2025	6.375%	65,000	62,961
Teleflex, Inc.
06/01/2026	4.875%	28,000	28,522
Tenet Healthcare Corp.
04/01/2022	8.125%	17,000	18,082
06/15/2023	6.750%	90,000	89,913
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	50,000	49,613
THC Escrow Corp. III(a)
07/15/2024	4.625%	63,000	63,163
05/01/2025	5.125%	93,000	93,335
08/01/2025	7.000%	72,000	71,822
Universal Health Services, Inc.(a)
06/01/2026	5.000%	160,000	165,311
Total			3,225,741
Healthcare Insurance 0.3%
Centene Corp.
05/15/2022	4.750%	144,000	150,725
01/15/2025	4.750%	181,000	186,575
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	58,000	58,431
WellCare Health Plans, Inc.
04/01/2025	5.250%	116,000	121,831
Total			517,562
Home Construction 0.2%
CalAtlantic Group, Inc.
06/01/2026	5.250%	41,000	42,541
06/15/2027	5.000%	69,000	69,097
Lennar Corp.
04/30/2024	4.500%	99,000	102,325
Meritage Homes Corp.
04/01/2022	7.000%	44,000	50,103
Meritage Homes Corp.(a)
06/06/2027	5.125%	51,000	51,072
Total			315,138

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 2.5%
Anadarko Petroleum Corp.
03/15/2040	6.200%	15,000	17,140
07/15/2044	4.500%	70,000	66,324
Callon Petroleum Co.
10/01/2024	6.125%	45,000	45,517
Callon Petroleum Co.(a)
10/01/2024	6.125%	28,000	28,386
Canadian Natural Resources Ltd.
06/01/2047	4.950%	315,000	319,504
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	129,000	123,958
CrownRock LP/Finance, Inc.(a)
02/15/2023	7.750%	279,000	293,400
Diamondback Energy, Inc.(a)
11/01/2024	4.750%	25,000	24,837
05/31/2025	5.375%	135,000	136,825
Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	235,000	241,309
Halcon Resources Corp.(a)
02/15/2025	6.750%	44,000	39,659
Kosmos Energy Ltd.(a)
08/01/2021	7.875%	200,000	203,532
Laredo Petroleum, Inc.
03/15/2023	6.250%	512,000	505,512
Noble Energy, Inc.
11/15/2043	5.250%	125,000	129,597
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	44,000	46,074
01/15/2025	5.375%	129,000	129,873
08/15/2025	5.250%	98,000	98,051
PDC Energy, Inc.(a)
09/15/2024	6.125%	135,000	137,003
RSP Permian, Inc.(a)
01/15/2025	5.250%	334,000	334,539
SM Energy Co.
06/01/2025	5.625%	32,000	28,712
09/15/2026	6.750%	231,000	220,336
Whiting Petroleum Corp.
03/15/2021	5.750%	41,000	38,638
04/01/2023	6.250%	61,000	56,125
Woodside Finance Ltd.(a)
03/05/2025	3.650%	195,000	194,100
WPX Energy, Inc.
01/15/2022	6.000%	320,000	316,450
Total			3,775,401
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.3%
Cenovus Energy, Inc.
09/15/2042	4.450%	93,000	76,883
09/15/2043	5.200%	390,000	352,898
Total			429,781
Leisure 0.2%
AMC Entertainment Holdings, Inc.(a)
05/15/2027	6.125%	34,000	35,955
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	77,000	81,522
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	54,000	54,768
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	48,000	51,572
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	83,000	88,495
Total			312,312
Life Insurance 2.6%
Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	475,000	469,499
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,189,000	1,278,610
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	224,000	248,774
MetLife, Inc.
03/01/2045	4.050%	495,000	498,347
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,030,000	1,044,510
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	340,000	381,560
Voya Financial, Inc.
06/15/2046	4.800%	70,000	72,817
Total			3,994,117
Lodging 0.3%
Grupo Posadas SAB de CV(a)
06/30/2022	7.875%	150,000	155,188
Hilton Domestic Operating Co., Inc.(a)
09/01/2024	4.250%	83,000	84,042
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/2024	6.125%	35,000	38,129

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Playa Resorts Holding BV(a)
08/15/2020	8.000%	163,000	170,869
Total			448,228
Media and Entertainment 1.8%
21st Century Fox America, Inc.
09/15/2044	4.750%	465,000	493,466
AMC Networks, Inc.
04/01/2024	5.000%	53,000	54,293
Match Group, Inc.
06/01/2024	6.375%	117,000	127,612
MDC Partners, Inc.(a)
05/01/2024	6.500%	199,000	198,154
Netflix, Inc.
02/15/2025	5.875%	279,000	308,728
Netflix, Inc.(a)
11/15/2026	4.375%	184,000	184,170
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	135,000	139,003
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	290,000	304,446
Scripps Networks Interactive, Inc.
11/15/2024	3.900%	360,000	372,962
06/15/2025	3.950%	322,000	330,262
Thomson Reuters Corp.
05/23/2043	4.500%	162,000	162,027
Univision Communications, Inc.(a)
02/15/2025	5.125%	108,000	106,966
Total			2,782,089
Metals and Mining 0.9%
Constellium NV(a)
05/15/2024	5.750%	181,000	167,152
03/01/2025	6.625%	61,000	58,327
Freeport-McMoRan, Inc.
03/01/2022	3.550%	42,000	39,419
03/15/2023	3.875%	93,000	86,923
11/14/2024	4.550%	198,000	186,950
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/2023	7.375%	55,000	59,558
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	23,000	23,764
01/15/2025	7.625%	68,000	71,393
Novelis Corp.(a)
08/15/2024	6.250%	48,000	50,382
09/30/2026	5.875%	210,000	216,536
Teck Resources Ltd.(a)
06/01/2024	8.500%	34,000	39,283
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.
07/15/2041	6.250%	289,000	301,043
Total			1,300,730
Midstream 3.2%
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	83,000	85,243
Delek Logistics Partners LP(a)
05/15/2025	6.750%	71,000	71,678
Energy Transfer Equity LP
06/01/2027	5.500%	345,000	357,212
Enterprise Products Operating LLC
02/15/2045	5.100%	365,000	398,770
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	1,105,000	1,076,323
NuStar Logistics LP
04/28/2027	5.625%	79,000	83,030
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	1,026,000	933,682
Targa Resources Partners LP/Finance Corp.
03/15/2024	6.750%	92,000	99,218
Targa Resources Partners LP/Finance Corp.(a)
02/01/2027	5.375%	356,000	368,093
Tesoro Logistics LP/Finance Corp.
10/15/2022	6.250%	120,000	127,694
05/01/2024	6.375%	47,000	50,817
01/15/2025	5.250%	167,000	175,801
Williams Companies, Inc. (The)
01/15/2023	3.700%	48,000	47,319
06/24/2024	4.550%	391,000	401,043
Williams Partners LP
09/15/2045	5.100%	526,000	544,945
Total			4,820,868
Natural Gas 1.1%
NiSource Finance Corp.
05/15/2047	4.375%	500,000	514,080
Sempra Energy
12/01/2023	4.050%	291,000	307,608
06/15/2024	3.550%	425,000	435,294
06/15/2027	3.250%	450,000	443,440
Total			1,700,422
Oil Field Services 0.1%
Precision Drilling Corp.(a)
12/15/2023	7.750%	8,000	8,073
Trinidad Drilling Ltd.(a)
02/15/2025	6.625%	23,000	21,759

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd.
06/15/2021	7.750%	82,000	82,308
06/15/2023	8.250%	95,000	95,177
Total			207,317
Other Financial Institutions 0.0%
Alpine Finance Merger Sub LLC(a),(h)
08/01/2025	6.875%	29,000	29,593
Other Industry 0.7%
Booz Allen Hamilton, Inc.(a)
05/01/2025	5.125%	13,000	12,747
CB Richard Ellis Services, Inc.
03/15/2025	5.250%	839,000	914,168
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	61,000	62,217
Total			989,132
Other REIT 0.1%
CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	31,000	31,939
03/15/2027	5.375%	140,000	145,753
Total			177,692
Packaging 0.7%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2024	7.250%	202,000	221,101
02/15/2025	6.000%	107,000	112,390
Berry Plastics Corp.
10/15/2022	6.000%	145,000	154,577
07/15/2023	5.125%	120,000	124,953
Novolex (a)
01/15/2025	6.875%	29,000	30,132
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	27,000	29,843
08/15/2025	6.375%	100,000	112,250
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	120,000	124,480
07/15/2024	7.000%	160,000	171,326
Total			1,081,052
Pharmaceuticals 0.8%
Allergan Funding SCS
03/15/2045	4.750%	71,000	76,592
Amgen Inc.
06/15/2051	4.663%	200,000	212,049
Eagle Holding Co., II LLC PIK(a)
05/15/2022	7.625%	19,000	19,525
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endo Dac/Finance LLC/Finco, Inc.(a),(b)
02/01/2025	6.000%	78,000	63,990
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	161,000	169,602
Mallinckrodt International Finance SA/CB LLC(a)
04/15/2025	5.500%	56,000	48,817
Valeant Pharmaceuticals International, Inc.(a)
03/15/2022	6.500%	30,000	31,466
03/15/2024	7.000%	135,000	142,415
04/15/2025	6.125%	590,000	500,218
Total			1,264,674
Property & Casualty 1.2%
HUB International Ltd.(a)
10/01/2021	7.875%	321,000	334,668
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	885,000	943,475
08/01/2044	4.850%	10,000	10,733
Loews Corp.
04/01/2026	3.750%	585,000	606,928
Total			1,895,804
Railroads 0.5%
CSX Corp.
11/01/2046	3.800%	545,000	533,141
Union Pacific Corp.
04/15/2047	4.000%	200,000	205,622
Total			738,763
Restaurants 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.(a)
05/15/2024	4.250%	103,000	102,346
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	151,000	158,736
06/01/2027	4.750%	11,000	11,216
McDonald’s Corp.
12/09/2045	4.875%	340,000	377,992
Total			650,290
Retailers 0.4%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	114,000	116,043
Cencosud SA(a)
02/12/2045	6.625%	200,000	218,134
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	81,000	81,152
L Brands, Inc.
11/01/2035	6.875%	68,000	65,768

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Automotive Group, Inc.
12/01/2024	5.375%	78,000	78,475
05/15/2026	5.500%	17,000	16,953
PetSmart, Inc.(a)
06/01/2025	5.875%	47,000	45,345
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	46,000	46,303
Total			668,173
Technology 1.4%
Camelot Finance SA(a)
10/15/2024	7.875%	58,000	62,372
CDK Global, Inc.(a)
06/01/2027	4.875%	40,000	41,100
Equinix, Inc.
01/15/2026	5.875%	258,000	280,979
05/15/2027	5.375%	60,000	64,147
First Data Corp.(a)
12/01/2023	7.000%	335,000	357,579
01/15/2024	5.750%	114,000	118,615
Gartner, Inc.(a)
04/01/2025	5.125%	156,000	163,713
Informatica LLC(a)
07/15/2023	7.125%	52,000	52,955
MSCI, Inc.(a)
08/01/2026	4.750%	36,000	36,993
PTC, Inc.
05/15/2024	6.000%	128,000	139,716
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	236,000	246,580
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	106,000	121,689
Symantec Corp.(a)
04/15/2025	5.000%	169,000	176,793
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	45,000	46,028
VeriSign, Inc.
04/01/2025	5.250%	233,000	249,026
VeriSign, Inc.(a),(h)
07/15/2027	4.750%	30,000	30,317
Total			2,188,602
Transportation Services 1.0%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	151,000	142,802
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Concesionaria Mexiquense SA de CV(a)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	4,693,154	249,845
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%		220,000	211,978
ERAC USA Finance LLC(a)
02/15/2045	4.500%		670,000	657,255
Hertz Corp. (The)(a)
06/01/2022	7.625%		125,000	124,704
10/15/2024	5.500%		110,000	90,194
Total				1,476,778
Wireless 1.5%
Comcel Trust(a)
02/06/2024	6.875%		202,000	215,738
SBA Communications Corp.(a)
09/01/2024	4.875%		420,000	426,838
SFR Group SA(a)
05/15/2022	6.000%		120,000	125,391
05/15/2024	6.250%		214,000	226,387
05/01/2026	7.375%		141,000	152,915
Sprint Capital Corp.
11/15/2028	6.875%		35,000	38,893
Sprint Communications, Inc.(a)
03/01/2020	7.000%		60,000	65,860
Sprint Corp.
09/15/2023	7.875%		227,000	260,797
02/15/2025	7.625%		321,000	369,265
T-Mobile USA, Inc.
01/15/2026	6.500%		291,000	321,104
Wind Acquisition Finance SA(a)
04/23/2021	7.375%		41,000	42,616
Total				2,245,804
Wirelines 1.7%
AT&T, Inc.
06/15/2045	4.350%		900,000	834,821
CenturyLink, Inc.
04/01/2024	7.500%		96,000	105,277
04/01/2025	5.625%		130,000	130,026
Frontier Communications Corp.
09/15/2025	11.000%		379,000	350,320
Level 3 Communications, Inc.
12/01/2022	5.750%		135,000	140,211
Level 3 Financing, Inc.
01/15/2024	5.375%		49,000	51,195
03/15/2026	5.250%		103,000	106,801

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Telecom Italia SpA(a)
05/30/2024	5.303%		123,000	132,536
Verizon Communications, Inc.
11/01/2042	3.850%		462,000	402,493
Zayo Group LLC/Capital, Inc.
04/01/2023	6.000%		8,000	8,422
05/15/2025	6.375%		77,000	83,211
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		173,000	181,262
Total				2,526,575
Total Corporate Bonds & Notes (Cost $63,763,132)				66,114,793

Foreign Government Obligations(g),(j) 11.7%

Argentina 0.7%
Argentine Republic Government International Bond
07/06/2028	6.625%		400,000	401,706
12/31/2033	8.280%		91,132	99,096
City of Buenos Aires Argentina(a)
06/01/2027	7.500%		250,000	269,830
Provincia de Cordoba(a)
06/10/2021	7.125%		150,000	157,906
Provincia de Cordoba(a),(h)
08/01/2027	7.125%		200,000	199,395
Total				1,127,933
Belarus 0.2%
Republic of Belarus International Bond(a)
06/29/2027	7.625%		300,000	306,084
Brazil 1.3%
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	4,000,000	1,180,899
Brazilian Government International Bond
01/07/2041	5.625%		150,000	143,989
Petrobras Global Finance BV
05/23/2021	8.375%		200,000	224,238
05/23/2026	8.750%		380,000	437,569
Total				1,986,695
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%		42,000	41,782
05/01/2025	5.000%		113,000	112,293
06/01/2027	5.250%		44,000	43,822
Total				197,897
Foreign Government Obligations(g),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.9%
Colombia Government International Bond
06/28/2027	9.850%	COP	1,500,000,000	629,453
Ecopetrol SA
09/18/2043	7.375%		630,000	680,410
Total				1,309,863
Costa Rica 0.2%
Costa Rica Government International Bond(a)
03/12/2045	7.158%		357,000	374,689
Croatia 0.3%
Croatia Government International Bond(a)
01/26/2024	6.000%		425,000	476,042
Dominican Republic 0.7%
Banco de Reservas de la Republica Dominicana(a)
Subordinated
02/01/2023	7.000%		208,000	216,748
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	5,392,000	125,437
02/10/2023	14.500%	DOP	3,600,000	86,790
04/20/2027	8.625%		218,000	259,046
04/30/2044	7.450%		281,000	320,705
Total				1,008,726
Ecuador 0.1%
Ecuador Government International Bond(a)
03/24/2020	10.500%		200,000	209,985
Egypt 0.3%
Egypt Government International Bond(a)
01/31/2022	6.125%		200,000	204,285
01/31/2027	7.500%		300,000	318,466
Total				522,751
El Salvador 0.1%
El Salvador Government International Bond(a)
01/18/2027	6.375%		65,000	58,733
06/15/2035	7.650%		80,000	75,160
Total				133,893
Gabon 0.1%
Gabon Government International Bond(a)
12/12/2024	6.375%		200,000	194,537
Honduras 0.2%
Honduras Government International Bond(a)
03/15/2024	7.500%		200,000	221,266
01/19/2027	6.250%		150,000	154,784
Total				376,050

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Foreign Government Obligations(g),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hungary 0.5%
Hungary Government Bond
10/27/2027	3.000%	HUF	200,000,000	732,922
Indonesia 0.9%
Indonesia Government International Bond(a)
04/25/2022	3.750%		200,000	205,208
01/17/2038	7.750%		100,000	138,339
01/15/2045	5.125%		200,000	213,919
Majapahit Holding BV(a)
06/29/2037	7.875%		138,000	180,080
PT Pertamina Persero(a)
05/30/2044	6.450%		500,000	568,396
Total				1,305,942
Israel 0.6%
Israel Government International Bond
03/31/2027	2.000%	ILS	3,051,000	871,827
Ivory Coast 0.3%
Ivory Coast Government International Bond(a),(b)
12/31/2032	5.750%		302,820	290,735
Ivory Coast Government International Bond(a)
06/15/2033	6.125%		200,000	192,353
Total				483,088
Kazakhstan 0.2%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		200,000	237,110
Malaysia 0.1%
Petronas Capital Ltd.(a)
08/12/2019	5.250%		75,000	79,775
Mexico 1.2%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,743
06/09/2022	6.500%	MXN	10,550,100	578,031
Pemex Finance Ltd.
11/15/2018	9.150%		116,250	121,892
Pemex Finance Ltd. (NPFGC)
08/15/2017	10.610%		13,438	13,591
Petroleos Mexicanos(a)
09/12/2024	7.190%	MXN	260,000	12,841
03/13/2027	6.500%		100,000	107,416
Petroleos Mexicanos
01/23/2026	4.500%		102,000	99,059
08/04/2026	6.875%		350,000	387,412
11/12/2026	7.470%	MXN	4,700,000	228,915
06/15/2035	6.625%		100,000	103,426
Foreign Government Obligations(g),(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
01/23/2045	6.375%		200,000	195,055
Total				1,850,381
Namibia 0.1%
Namibia International Bonds(a)
11/03/2021	5.500%		200,000	215,387
Pakistan 0.2%
Pakistan Government International Bond(a)
03/31/2036	7.875%		260,000	270,247
Paraguay 0.3%
Paraguay Government International Bond(a)
03/27/2027	4.700%		200,000	205,195
08/11/2044	6.100%		212,000	235,690
Total				440,885
Peru 0.3%
Peruvian Government International Bond(a)
08/12/2028	6.350%	PEN	1,375,000	448,892
Russian Federation 0.5%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.375%		426,000	433,523
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		225,000	226,283
Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	10,000,000	161,518
Total				821,324
Senegal 0.1%
Senegal Government International Bond(a)
07/30/2024	6.250%		200,000	210,936
Serbia 0.1%
Serbia International Bond(a)
12/03/2018	5.875%		200,000	209,479
Trinidad and Tobago 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%		398,000	410,910
Turkey 0.3%
Turkey Government International Bond
03/25/2027	6.000%		360,000	382,760
Ukraine 0.1%
Ukraine Government International Bond(a)
09/01/2024	7.750%		100,000	97,947

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Foreign Government Obligations(g),(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands 0.4%
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	575,000	573,696
Total Foreign Government Obligations (Cost $17,391,666)			17,868,653

Inflation-Indexed Bonds 1.9%

United States 1.9%
U.S. Treasury Inflation-Indexed Bond
02/15/2046	1.000%	2,848,292	2,848,568
Total Inflation-Indexed Bonds (Cost $3,063,138)			2,848,568

Residential Mortgage-Backed Securities - Agency 10.9%

Federal Home Loan Mortgage Corp.
10/01/2026	8.000%	36,380	37,925
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 2957 Class SW
04/15/2035	4.841%	1,512,810	214,135
CMO Series 318 Class S1
11/15/2043	4.791%	3,914,332	751,217
CMO Series 326 Class S2
03/15/2044	4.791%	713,491	142,986
CMO Series 3761 Class KS
06/15/2040	4.841%	1,807,407	129,403
CMO Series 4620 Class AS
11/15/2042	1.694%	2,998,503	140,605
Federal Home Loan Mortgage Corp.(k)
CMO Series 4120 Class AI
11/15/2039	3.500%	3,596,254	379,964
Federal National Mortgage Association(h)
07/18/2032	3.000%	1,000,000	1,026,328
07/13/2047	3.500%	7,500,000	7,703,027
Federal National Mortgage Association
05/01/2041	4.000%	204,560	213,765
Federal National Mortgage Association(b),(k)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	4,885,151	1
CMO Series 2010-135 Class MS
12/25/2040	4.734%	1,115,676	159,273
CMO Series 2013-107 Class SB
02/25/2043	4.734%	160,278	35,867
CMO Series 2014-93 Class ES
01/25/2045	4.934%	696,131	138,317
CMO Series 2016-31 Class H5
06/25/2046	4.784%	1,275,031	284,472
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
06/25/2046	4.784%	1,778,519	351,679
CMO Series 2016-42 Class SB
07/25/2046	4.784%	2,694,112	609,927
CMO Series 2017-8 Class SB
02/25/2047	4.884%	928,061	166,210
Federal National Mortgage Association(k)
CMO Series 2012-133 Class EI
07/25/2031	3.500%	2,102,079	235,732
CMO Series 2012-139 Class IL
04/25/2040	3.500%	3,241,277	433,057
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,331,427	462,856
Government National Mortgage Association(h)
07/20/2047	3.000%	2,000,000	2,020,156
Government National Mortgage Association(k)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	2,092,729	261,682
Government National Mortgage Association(b),(k)
CMO Series 2015-144 Class SA
10/20/2045	4.988%	875,442	207,114
CMO Series 2016-108 Class SN
08/20/2046	4.868%	962,428	232,729
CMO Series 2016-146 Class NS
10/20/2046	4.888%	483,083	114,366
CMO Series 2016-91 Class NS
07/20/2046	4.868%	958,693	236,201
Total Residential Mortgage-Backed Securities - Agency (Cost $16,679,512)			16,688,994

Residential Mortgage-Backed Securities - Non-Agency 17.0%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	733,820	733,070
Banc of America Funding Trust(a),(b),(c)
Series 2016-R1 Class M2
03/25/2040	3.500%	507,334	484,707
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2016-RN3 Class A1
09/29/2031	3.598%	809,622	810,176
Bayview Opportunity Master Fund IIIb Trust(a),(b)
CMO Series 2017-RN2 Class A1
04/28/2032	0.000%	942,604	941,570
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/2032	3.598%	1,053,855	1,051,616

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVB Trust(a)
CMO Series 2016-RN4 Class A1
10/28/2031	3.475%	764,598	769,869
Bayview Opportunity Master Fund Trust(a)
CMO Series 2016-LT1 Class A1
10/28/2031	3.475%	22,890	22,798
BCAP LLC Trust(a)
CMO Series 2012-RR11 Class 9A2
07/26/2037	4.000%	743,395	742,747
CAM Mortgage Trust(a)
CMO Series 2016-2 Class A1
06/15/2057	3.250%	2,233,356	2,235,285
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2013-2 Class 1A1
11/25/2037	3.139%	545,441	547,216
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	132,867	133,578
COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	540,681	546,008
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 7A5
05/27/2037	4.000%	476,879	475,716
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-RPL4 Class A1
08/25/2062	3.625%	189,642	193,532
Series 2008-4R Class 3A4
01/26/2038	3.487%	2,632,575	2,563,220
CTS Corp.(a)
Series 2015-6R Class 3A2
02/27/2036	3.750%	733,290	737,995
Deephaven Residential Mortgage Trust(a)
Series 2016-1A Class A1
07/25/2046	4.000%	499,056	499,410
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	321,406	324,623
GCAT (a)
Series 2017-1 Class A2
03/25/2047	3.375%	1,194,910	1,192,338
GCAT LLC(a)
CMO Series 20 17-2 Class A1
04/25/2047	3.500%	906,093	908,111
CMO Series 2017-3 Class A1
04/25/2047	3.352%	689,001	689,788
CMO Series 2017-4 Class A1
05/25/2022	3.228%	991,207	991,582
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GMAC Mortgage Home Equity Loan Trust
CMO Series 2004-HE5 Class A5 (FGIC)
09/25/2034	5.865%	74,148	75,362
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	992,156	989,656
Oaktown Re Ltd.(a),(b)
04/25/2027	3.466%	899,536	899,536
PennyMac Mortgage Investment Trust(a),(b)
Series 2017-GT1 Class A
02/25/2050	5.966%	2,000,000	1,999,012
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	395,390	396,014
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2016-NPL6 Class A1
10/27/2031	3.500%	876,837	877,606
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	597,844	593,804
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/16/2047	3.500%	810,000	811,897
Vericrest Opportunity Loan Transferee LVIII LLC(a)
CMO Series 2017-NPL5 Class A1
05/28/2047	3.375%	821,932	821,623
Vericrest Opportunity Loan Transferee LX LLC(a)
CMO Series 2017-NPL7 Class A1
04/25/2059	3.250%	1,000,000	1,000,517
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $25,935,404)			26,059,982

Senior Loans 7.6%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.4%
Aretec Group, Inc.(b),(l)
1st Lien Term Loan
11/23/2020	8.000%	180,780	183,492
2nd Lien Term Loan PIK
05/23/2021	2.000%	447,145	440,438
Total			623,930
Cable and Satellite 0.3%
Encompass Digital Media, Inc.(b),(l)
Tranche B 1st Lien Term Loan
06/06/2021	5.800%	428,914	407,468

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Chemicals 0.9%
ColourOz Investment 1 GmbH(b),(l)
Tranche C 1st Lien Term Loan
09/07/2021	4.153%	70,388	69,420
ColourOz Investment 2 LLC(b),(l)
Tranche B2 1st Lien Term Loan
09/07/2021	4.153%	425,786	419,931
HII Holding Corp.(b),(l)
2nd Lien Term Loan
12/21/2020	9.796%	500,000	509,375
Kraton Polymers LLC(b),(l)
Term Loan
01/06/2022	5.226%	346,635	349,499
Total			1,348,225
Consumer Products 0.1%
Serta Simmons Holdings, LLC(b),(l)
2nd Lien Term Loan
11/08/2024	9.179%	131,944	131,339
Varsity Brands Holding Co.(b),(l)
1st Lien Term Loan
12/10/2021	4.552%	97,750	98,190
Total			229,529
Electric 0.3%
Astoria Energy LLC(b),(l)
Tranche B Term Loan
12/24/2021	5.230%	496,342	495,414
Environmental 0.2%
STI Infrastructure SARL(b),(l)
Term Loan
08/22/2020	6.546%	339,230	318,876
Gaming 1.0%
Affinity Gaming(b),(l)
2nd Lien Term Loan
01/31/2025	9.476%	1,000,000	1,006,670
Amaya Holdings BV(b),(l)
Tranche B3 1st Lien Term Loan
08/01/2021	4.796%	488,769	489,214
Total			1,495,884
Independent Energy 0.1%
Chesapeake Energy Corp.(b),(l)
Tranche A Term Loan
08/23/2021	8.686%	104,420	110,320
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Leisure 0.1%
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(b),(l)
2nd Lien Term Loan
05/06/2022	8.476%	100,000	101,125
Media and Entertainment 0.0%
UFC Holdings LLC(b),(l)
2nd Lien Term Loan
08/18/2024	8.716%	9,000	9,157
Oil Field Services 0.6%
EagleClaw Midstream Ventures(b),(l),(m)
Term Loan
06/06/2024	0.000%	69,220	68,355
Fieldwood Energy LLC(b),(l)
1st Lien Term Loan
09/30/2020	8.421%	372,536	293,372
2nd Lien Term Loan
09/30/2020	8.421%	627,464	346,674
Term Loan
08/31/2020	8.296%	275,952	257,325
Total			965,726
Other Industry 1.0%
Uber Technologies, Inc.(b),(l)
Term Loan
07/13/2023	5.216%	1,496,241	1,495,777
Other REIT 0.6%
Lightstone Holdco LLC(b),(l)
Tranche B Term Loan
01/30/2024	5.726%	937,319	911,542
Tranche C Term Loan
01/30/2024	5.726%	57,971	56,377
Total			967,919
Packaging 1.0%
Exopack Holdings SA(b),(l)
Term Loan
05/08/2019	0.000%	497,429	494,320
ProAmpac PG Borrower LLC(b),(l)
1st Lien Term Loan
11/20/2023	5.193%	997,500	1,006,857
Total			1,501,177
Retailers 0.3%
Academy Ltd.(b),(l)
Term Loan
07/01/2022	5.197%	566,897	438,212

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Sports Authority, Inc. (The)(i),(l)
Tranche B Term Loan
11/16/2017	0.000%	619,565	24,590
Total			462,802
Technology 0.7%
Ancestry.com Operations, Inc.(b),(l)
2nd Lien Term Loan
10/19/2024	9.460%	27,339	27,909
Ascend Learning LLC(b),(l),(m)
Term Loan
06/28/2024	4.545%	14,000	14,000
Greeneden US Holdings I LLC(b),(l)
Tranche B1 Term Loan
12/01/2023	5.296%	29,927	29,994
Hyland Software, Inc.(b),(l),(m)
Tranche 3 Term Loan
07/01/2022	0.000%	1,000,000	1,005,500
Kronos, Inc.(b),(l)
2nd Lien Term Loan
11/01/2024	9.420%	44,000	45,632
Misys Ltd.(b),(l)
2nd Lien Term Loan
06/13/2025	8.459%	17,400	17,698
Total			1,140,733
Total Senior Loans (Cost $12,449,499)			11,674,062
Options Purchased Calls 0.1%
Issuer	Notional ($)/Contracts	Exercise Price/Rate	Expiration Date	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA
	3,500,000	2.40	05/15/2018	80,662
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA
	5,000,000	2.00	09/07/2017	8,730
Total Options Purchased Calls (Cost $123,800)				89,392

Options Purchased Puts 0.0%

5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate
	7,500,000	2.30	05/01/2018	62,197
Total Options Purchased Puts (Cost $84,750)				62,197

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(n),(o)	7,266,775	7,266,775
Total Money Market Funds (Cost $7,266,142)		7,266,775
Total Investments (Cost: $159,892,716)		162,181,137
Other Assets & Liabilities, Net		(9,043,432)
Net Assets		153,137,705

At June 30, 2017, securities and/or cash totaling $1,776,398 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at June 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	8/2/2017	201,000,000 HUF	728,184 USD	—	(16,053)
BNP Paribas	8/2/2017	3,000,000 ILS	851,342 USD	—	(9,643)
BNP Paribas	8/4/2017	690,000 EUR	772,665 USD	—	(16,750)
Citi	7/3/2017	5,300,000 CNH	773,423 USD	—	(8,270)
Citi	7/3/2017	778,839 USD	5,300,000 CNH	2,855	—
Credit Suisse	8/2/2017	73,000 EUR	81,540 USD	—	(1,969)
Credit Suisse	8/4/2017	630,000 EUR	708,119 USD	—	(12,651)
Credit Suisse	8/4/2017	1,529,417 USD	13,249,000 SEK	46,100	—
HSBC	8/2/2017	1,841,896,000 COP	619,437 USD	17,708	—
Standard Chartered	8/2/2017	3,915,000 BRL	1,172,753 USD	—	(1,403)
Total				66,663	(66,739)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	19

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	53	USD	11,453,797	09/2017	—	(17,499)
U.S. Treasury 5-Year Note	79	USD	9,309,039	09/2017	—	(21,084)
Total			20,762,836		—	(38,583)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Euro-Buxl 30-Year	(13)	EUR	(2,427,936)	09/2017	59,854	—
Euro-Schatz	(132)	EUR	(16,862,926)	09/2017	45,020	—
Long Gilt	(82)	GBP	(13,410,985)	09/2017	236,441	—
U.S. Treasury 10-Year Note	(223)	USD	(27,993,469)	09/2017	64,601	—
U.S. Ultra Bond	(71)	USD	(11,777,125)	09/2017	—	(63,186)
Total			(72,472,441)		405,916	(63,186)

Cleared interest rate swaps contracts outstanding at June 30, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Fixed rate of 1.377%	3-Month USD LIBOR-BBA	11/1/2021	USD	7,500,000	—	(157,473)
Morgan Stanley	Fixed rate of 1.335%	3-Month USD LIBOR-BBA	11/9/2021	USD	7,000,000	—	(161,631)
Morgan Stanley	Fixed rate of 1.728%	3-Month USD LIBOR-BBA	11/17/2021	USD	7,400,000	—	(46,359)
Morgan Stanley	Fixed rate of 6.450%	28-Day MXN TIIE-Banxico	10/24/2025	MXN	17,000,000	—	(43,540)
Morgan Stanley	Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	1/21/2026	MXN	8,000,000	—	(32,448)
Morgan Stanley	Fixed rate of 6.044%	28-Day MXN TIIE-Banxico	2/2/2026	MXN	20,000,000	—	(84,042)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.783%	2/4/2026	USD	900,000	25,963	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.980%	10/21/2046	USD	1,486,880	183,723	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.086%	11/9/2046	USD	1,413,376	142,947	—
Total						352,633	(525,493)
Credit default swap contracts outstanding at June 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 27	6/20/2022	1.000	USD	650,000	29,839	(198)	32,956	—	—	(3,315)
Cleared credit default swap contracts outstanding at June 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	4,150,000	6,383	—
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	2,900,000	—	(29,739)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	6/20/2022	5.000	EUR	2,000,000	—	(67,141)
Total						6,383	(96,880)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Credit default swap contracts outstanding at June 30, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	250,000	(29,160)	125	—	(31,593)	2,558	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.722	USD	500,000	(44,635)	251	—	(45,031)	647	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	250,000	(29,157)	125	—	(30,040)	1,008	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	250,000	(29,157)	125	—	(26,104)	—	(2,928)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	250,000	(29,157)	125	—	(22,259)	—	(6,773)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	100,000	(11,663)	50	—	(9,719)	—	(1,894)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.716	USD	550,000	(64,146)	275	—	(33,211)	—	(30,660)
Total									—	(197,957)	4,213	(42,255)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $75,910,990, which represents 49.57% of net assets.
(b)	Variable rate security.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2017, the value of these securities amounted to $1,594,707, which represents 1.04% of net assets.
(d)	Zero coupon bond.
(e)	Non-income producing investment.
(f)	Negligible market value.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2017, the value of these securities amounted to $368,407, which represents 0.24% of net assets.
(j)	Principal and interest may not be guaranteed by the government.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(m)	Represents a security purchased on a forward commitment basis.
(n)	The rate shown is the seven-day current annualized yield at June 30, 2017.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	21

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	9,664,515	30,264,196	(32,661,937)	7,266,775	(680)	28,672	7,266,775
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment In Kind
Currency Legend
BRL	Brazilian Real
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	New Israeli Sheqel
MXN	Mexican Peso
PEN	Peruvian New Sol
RUB	Russia Ruble
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	6,861,723	1,110,000	—	7,971,723
Commercial Mortgage-Backed Securities - Non-Agency	—	4,964,853	—	—	4,964,853
Common Stocks
Financials	—	—	88,530	—	88,530
Utilities	170,922	195,842	115,851	—	482,615
Total Common Stocks	170,922	195,842	204,381	—	571,145
Corporate Bonds & Notes	—	66,114,793	—	—	66,114,793
Foreign Government Obligations	—	17,868,653	—	—	17,868,653
Inflation-Indexed Bonds	—	2,848,568	—	—	2,848,568
Residential Mortgage-Backed Securities - Agency	—	16,688,994	—	—	16,688,994
Residential Mortgage-Backed Securities - Non-Agency	—	21,938,732	4,121,250	—	26,059,982
Senior Loans	—	11,164,687	509,375	—	11,674,062
Options Purchased Calls	—	89,392	—	—	89,392
Options Purchased Puts	—	62,197	—	—	62,197
Money Market Funds	—	—	—	7,266,775	7,266,775
Total Investments	170,922	148,798,434	5,945,006	7,266,775	162,181,137
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	66,663	—	—	66,663
Futures Contracts	405,916	—	—	—	405,916
Swap Contracts	—	363,229	—	—	363,229
Liability
Forward Foreign Currency Exchange Contracts	—	(66,739)	—	—	(66,739)
Futures Contracts	(101,769)	—	—	—	(101,769)
Swap Contracts	—	(667,943)	—	—	(667,943)
Total	475,069	148,493,644	5,945,006	7,266,775	162,180,494
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	23

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2017 ($)
Asset-Backed Securities — Agency	711,874	—	—	(22,374)	420,500	—	—	—	1,110,000
Common Stocks	78,996	—	—	(56,581)	—	—	181,966	—	204,381
Foreign Government Obligations	128,504	—	—	—	—	—	—	(128,504)	—
Residential Mortgage-Backed Securities — Non-Agency	2,371,286	321	442	13,898	3,001,398	(159,390)	—	(1,106,705)	4,121,250
Senior Loans	1,152,736	—	977	11,631	—	(97,729)	—	(558,240)	509,375
Total	4,443,396	321	1,419	(53,426)	3,421,898	(257,119)	181,966	(1,793,449)	5,945,006
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2017 was $(53,426), which is comprised of Asset-Backed Securities — Agency of $(22,374), Common Stocks of $(56,581), Residential Mortgage-Backed Securities — Non-Agency of $13,898 and Senior Loans of $11,631.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, foreign government obligations, and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$152,418,024
Affiliated issuers, at cost	7,266,142
Options purchased, at cost	208,550
Total investments, at cost	159,892,716
Investments, at value
Unaffiliated issuers, at value	154,762,773
Affiliated issuers, at value	7,266,775
Options purchased, at value	151,589
Total investments, at value	162,181,137
Cash	434,166
Foreign currency (identified cost $80,584)	80,779
Cash collateral held at broker	237,000
Margin deposits	1,539,398
Unrealized appreciation on forward foreign currency exchange contracts	66,663
Unrealized appreciation on swap contracts	4,213
Premiums paid on outstanding swap contracts	32,956
Receivable for:
Investments sold	392,498
Investments sold on a delayed delivery basis	16,600
Capital shares sold	34,253
Dividends	3,447
Interest	1,379,084
Foreign tax reclaims	77,786
Variation margin for futures contracts	138,659
Variation margin for swap contracts	21,982
Expense reimbursement due from Investment Manager	6,878
Trustees’ deferred compensation plan	59,925
Total assets	166,707,424
Liabilities
Due to custodian	424,885
Unrealized depreciation on forward foreign currency exchange contracts	66,739
Unrealized depreciation on swap contracts	45,570
Premiums received on outstanding swap contracts	197,957
Payable for:
Investments purchased	166,470
Investments purchased on a delayed delivery basis	12,398,949
Capital shares purchased	3,578
Variation margin for futures contracts	18,547
Variation margin for swap contracts	50,293
Management services fees	75,104
Distribution and/or service fees	11,079
Transfer agent fees	7,510
Compensation of board members	3,003
Compensation of chief compliance officer	16
Other expenses	40,094
Trustees’ deferred compensation plan	59,925
Total liabilities	13,569,719
Net assets applicable to outstanding capital stock	$153,137,705
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	25

Statement of Assets and Liabilities  (continued)
June 30, 2017 (Unaudited)
Represented by
Paid in capital	$146,259,574
Undistributed net investment income	7,244,887
Accumulated net realized loss	(2,654,660)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	2,344,749
Investments - affiliated issuers	633
Foreign currency translations	126
Forward foreign currency exchange contracts	(76)
Futures contracts	304,147
Options purchased	(56,961)
Swap contracts	(304,714)
Total - representing net assets applicable to outstanding capital stock	$153,137,705
Class 1
Net assets	$98,576,844
Shares outstanding	23,376,846
Net asset value per share	$4.22
Class 2
Net assets	$54,560,861
Shares outstanding	13,080,341
Net asset value per share	$4.17
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$28,672
Interest	3,733,179
Foreign taxes withheld	(1,595)
Total income	3,760,256
Expenses:
Management services fees	442,978
Distribution and/or service fees
Class 2	63,217
Transfer agent fees
Class 1	29,125
Class 2	15,172
Compensation of board members	10,496
Custodian fees	20,769
Printing and postage fees	8,153
Audit fees	24,622
Legal fees	1,878
Compensation of chief compliance officer	32
Other	5,437
Total expenses	621,879
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(41,326)
Total net expenses	580,553
Net investment income	3,179,703
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	295,842
Investments — affiliated issuers	(680)
Foreign currency translations	79,050
Forward foreign currency exchange contracts	(430,974)
Futures contracts	(101,556)
Options contracts written	134,245
Swap contracts	(307,176)
Net realized loss	(331,249)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,458,718
Investments — affiliated issuers	633
Foreign currency translations	30,024
Forward foreign currency exchange contracts	(7,521)
Futures contracts	373,988
Options purchased	(56,961)
Options contracts written	2,232
Swap contracts	94,228
Net change in unrealized appreciation (depreciation)	2,895,341
Net realized and unrealized gain	2,564,092
Net increase in net assets resulting from operations	$5,743,795
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	27

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$3,179,703	$5,950,082
Net realized loss	(331,249)	(3,615,586)
Net change in unrealized appreciation (depreciation)	2,895,341	9,427,228
Net increase in net assets resulting from operations	5,743,795	11,761,724
Distributions to shareholders
Net investment income
Class 1	—	(10,459,721)
Class 2	—	(4,622,202)
Net realized gains
Class 1	—	(5,358,926)
Class 2	—	(2,453,454)
Total distributions to shareholders	—	(22,894,303)
Increase in net assets from capital stock activity	4,746,605	27,927,209
Total increase in net assets	10,490,400	16,794,630
Net assets at beginning of period	142,647,305	125,852,675
Net assets at end of period	$153,137,705	$142,647,305
Undistributed net investment income	$7,244,887	$4,065,184
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	79,932	329,982	221,599	953,192
Distributions reinvested	—	—	3,964,573	15,818,647
Redemptions	(374,697)	(1,547,741)	(741,151)	(3,222,705)
Net increase (decrease)	(294,765)	(1,217,759)	3,445,021	13,549,134
Class 2
Subscriptions	2,206,017	9,043,539	3,363,809	14,418,843
Distributions reinvested	—	—	1,786,782	7,075,656
Redemptions	(749,857)	(3,079,175)	(1,663,055)	(7,116,424)
Net increase	1,456,160	5,964,364	3,487,536	14,378,075
Total net increase	1,161,395	4,746,605	6,932,557	27,927,209
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	29

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$4.05	0.09	0.08	0.17	—	—
12/31/2016	$4.45	0.19	0.21	0.40	(0.53)	(0.27)
12/31/2015	$8.71	0.34	(0.32) (e)	0.02	(3.20)	(1.08)
12/31/2014	$8.77	0.39	(0.05)	0.34	(0.30)	(0.10)
12/31/2013	$9.37	0.40	(0.37)	0.03	(0.40)	(0.23)
12/31/2012	$8.73	0.42	0.63	1.05	(0.41)	—
Class 2
6/30/2017 (c)	$4.02	0.08	0.07	0.15	—	—
12/31/2016	$4.41	0.18	0.21	0.39	(0.51)	(0.27)
12/31/2015	$8.66	0.26	(0.25) (e)	0.01	(3.18)	(1.08)
12/31/2014	$8.73	0.37	(0.07)	0.30	(0.27)	(0.10)
12/31/2013	$9.33	0.37	(0.37)	0.00 (f)	(0.37)	(0.23)
12/31/2012	$8.69	0.40	0.62	1.02	(0.38)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$4.22	4.20%	0.76% (d)	0.70% (d)	4.39% (d)	72%	$98,577
(0.80)	$4.05	9.15%	0.73%	0.66%	4.50%	179%	$95,971
(4.28)	$4.45	(1.77%)	0.69%	0.68%	4.23%	192%	$89,998
(0.40)	$8.71	3.77%	0.67%	0.67%	4.39%	130%	$900,978
(0.63)	$8.77	0.37%	0.67%	0.67%	4.37%	116%	$1,147,222
(0.41)	$9.37	12.25%	0.67%	0.65%	4.63%	112%	$1,011,055

—	$4.17	3.73%	1.01% (d)	0.95% (d)	4.15% (d)	72%	$54,561
(0.78)	$4.02	9.05%	0.98%	0.90%	4.24%	179%	$46,676
(4.26)	$4.41	(1.93%)	0.98%	0.94%	4.23%	192%	$35,854
(0.37)	$8.66	3.41%	0.92%	0.92%	4.14%	130%	$33,769
(0.60)	$8.73	0.12%	0.92%	0.92%	4.11%	116%	$35,218
(0.38)	$9.33	11.96%	0.93%	0.90%	4.36%	112%	$37,516
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	31

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Strategic Income Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
32	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
34	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage duration and yield curve exposure. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	35

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Contracts and premiums associated with options contracts written for the six months ended June 30, 2017 are as follows:
	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at December 31, 2016	—	—	(5,000,000)	(28,000)
Opened	(14,500,000)	(87,000)	(9,000,000)	(77,400)
Closed	14,500,000	87,000	14,000,000	105,400
Balance at June 30, 2017	—	—	—	—
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a single issuer of debt securities. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
36	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to produce incremental earnings, to manage long or short exposure to an inflation index and to manage duration and yield curve exposure. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	37

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	10,596*
Credit risk	Premiums paid on outstanding swap contracts	32,956
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	66,663
Interest rate risk	Net assets — unrealized appreciation on futures contracts	405,916*
Interest rate risk	Investments, at value — Options purchased	151,589
Interest rate risk	Net assets — unrealized appreciation on swap contracts	352,633*
Total		1,020,353

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	142,450*
Credit risk	Premiums received on outstanding swap contracts	197,957
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	66,739
Interest rate risk	Net assets — unrealized depreciation on futures contracts	101,769*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	525,493*
Total		1,034,408

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(294,920)	(294,920)
Equity risk	—	(133)	—	—	(133)
Foreign exchange risk	(430,974)	—	—	—	(430,974)
Interest rate risk	—	(101,423)	134,245	(12,256)	20,566
Total	(430,974)	(101,556)	134,245	(307,176)	(705,461)

38	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(59,110)	(59,110)
Foreign exchange risk	(7,521)	—	—	—	—	(7,521)
Interest rate risk	—	373,988	2,232	(56,961)	153,338	472,597
Total	(7,521)	373,988	2,232	(56,961)	94,228	405,966
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	33,651,047
Futures contracts — short	55,712,582
Credit default swap contracts — buy protection	9,500,000
Credit default swap contracts — sell protection	2,275,000

Derivative instrument	Average market value ($)**
Options contracts — purchased	48,001
Options contracts — written	(31,767)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	59,435	(129,033)
Interest rate swap contracts	525,649	(689,143)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2017.
Investments in senior loans
The Fund may invest in senior loan participations and assignments of all or a portion of a loan. When the Fund purchases a senior loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other parties positioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the senior loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan participations and assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid when purchased, may become illiquid.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	39

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Fund may enter into senior loan participations and assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
40	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
	Barclays ($)	BNP Paribas ($)	Citi ($)	Credit Suisse ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Standard Chartered($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-		8,665	-	8,665
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-		13,317	-	13,317
Forward foreign currency exchange contracts	-	-	2,855	46,100	-	17,708	-	-	-	66,663
Options purchased calls	-	-	80,662	-	-	-	8,730		-	89,392
Options purchased puts	-	-	62,197	-	-	-	-	-	-	62,197
OTC credit default swap contracts (c)	29,641	-	-	-	-	-	-	-	-	29,641
Total assets	29,641	-	145,714	46,100	-	17,708	8,730	21,982	-	269,875
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-		19,697	-	19,697
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-		30,596	-	30,596
Forward foreign currency exchange contracts	16,053	26,393	8,270	14,620	-	-	-	-	1,403	66,739
OTC credit default swap contracts (c)	-	-	-	73,419	87,096	-	75,484		-	235,999
Total liabilities	16,053	26,393	8,270	88,039	87,096	-	75,484	50,293	1,403	353,031
Total financial and derivative net assets	13,588	(26,393)	137,444	(41,939)	(87,096)	17,708	(66,754)	(28,311)	(1,403)	(83,156)
Total collateral received (pledged) (e)	13,588	-	-	-	-	-	(66,754)	(28,311)	-	(81,477)
Net amount (d)	-	(26,393)	137,444	(41,939)	(87,096)	17,708	-	(0)	(1,403)	(1,679)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	41

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
42	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.600% of the Fund’s average daily net assets.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	43

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	0.72%	0.69%
Class 2	0.97	0.94
The Fund had a voluntary expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement on July 1, 2017 through April 30, 2018.
44	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
159,893,000	5,471,000	(3,183,000)	2,288,000
The following capital loss carryforwards, determined at December 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	—	2,292,742	2,292,742
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $111,449,385 and $106,297,300, respectively, for the six months ended June 30, 2017, of which $58,284,414 and $63,298,157, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	45

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively
46	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2017, one unaffiliated shareholder of record owned 14.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 81.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	47

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
48	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Strategic Income Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to voluntarily limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	49

Board Consideration and Approval of Management
Agreement  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the twenty-seventh, thirty-first and fiftieth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
50	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	51

Board Consideration and Approval of Management
Agreement  (continued)
fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
52	Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Strategic Income Fund | Semiannual Report 2017	53

Columbia Variable Portfolio – Strategic Income Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
C-1525 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Asset Allocation Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Asset Allocation Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Asset Allocation Fund (the Fund) seeks total return, consisting of current income and long-term capital appreciation.
Portfolio management
Jeffrey Knight, CFA
Lead manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2009
Joshua Kutin, CFA
Co-manager
Managed Fund since January 2017
Dan Boncarosky
Co-manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	01/01/89	6.96	10.40	9.62	5.56
Class 2	06/01/00	6.88	10.14	9.35	5.33
Blended Benchmark		6.48	10.33	9.64	6.40
S&P 500 Index		9.34	17.90	14.63	7.18
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.31	2.21	4.48
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark, a weighted custom composite established by the Investment Manager, consists of a 60% weighting in the S&P 500 Index and a 40% weighting in the Bloomberg Barclays U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2017)
Alternative Strategies Funds	6.3
Equity Funds	53.8
Exchange-Traded Funds	1.0
Fixed-Income Funds	24.7
Money Market Funds	14.2
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,069.60	1,023.59	1.39	1.36	0.27	4.13	4.04	0.80
Class 2	1,000.00	1,000.00	1,068.80	1,022.34	2.68	2.62	0.52	5.42	5.29	1.05
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
4	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 6.3%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	310,512	1,661,240
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	126,666	1,212,189
Columbia Multi-Asset Income Fund, Class Y Shares(a)	170,661	1,667,359
Total Alternative Strategies Funds (Cost $4,571,148)		4,540,788

Equity Funds 53.7%

U.S. Large Cap 53.7%
Columbia Contrarian Core Fund, Class Y Shares(a)	727,493	18,441,947
Columbia Disciplined Core Fund, Class Y Shares(a)	1,821,902	20,441,737
Total		38,883,684
Total Equity Funds (Cost $25,146,800)		38,883,684

Exchange-Traded Funds 1.0%

iShares iBoxx $ Investment Grade Corporate Bond ETF	6,127	738,365
Total Exchange-Traded Funds (Cost $731,012)		738,365

Fixed-Income Funds 24.6%
	Shares	Value ($)
Investment Grade 24.6%
Columbia Corporate Income Fund, Class Y Shares(a)	349,808	3,564,541
Columbia Total Return Bond Fund, Class Y Shares(a)	449,307	4,075,213
Columbia U.S. Government Mortgage Fund, Class Y Shares(a)	587,501	3,184,254
Columbia U.S. Treasury Index Fund, Class Y Shares(a)	631,451	7,040,684
Total		17,864,692
Total Fixed-Income Funds (Cost $17,518,907)		17,864,692

Money Market Funds 14.1%

Columbia Short-Term Cash Fund, 1.033%(a),(c)	10,212,656	10,212,656
Total Money Market Funds (Cost $10,212,479)		10,212,656
Total Investments (Cost: $58,180,346)		72,240,185
Other Assets & Liabilities, Net		209,365
Net Assets		72,449,550

At June 30, 2017, securities and/or cash totaling $270,611 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Euro-Bund	20	EUR	3,697,595	09/2017	—	(73,044)
Mini MSCI Emerging Markets Index	30	USD	1,512,450	09/2017	13,356	—
S&P 500 E-mini	15	USD	1,815,675	09/2017	—	(5,662)
TOPIX Index	8	JPY	1,146,210	09/2017	15,199	—
U.S. Ultra Bond	17	USD	2,819,875	09/2017	57,701	—
Total			10,991,805		86,256	(78,706)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(29)	USD	(3,640,406)	09/2017	23,504	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	624,585	—	(624,585)*	—	—	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	623,158*	(312,646)	310,512	(126,701)	—	1,661,240
Columbia Contrarian Core Fund, Class I Shares	836,536	195,169	(1,031,705)*	—	270,378	—	—
Columbia Contrarian Core Fund, Class Y Shares	—	748,945*	(21,452)	727,493	60,156	—	18,441,947
Columbia Corporate Income Fund, Class I Shares	524,933	7,899	(532,832)*	—	(23,609)	26,084	—
Columbia Corporate Income Fund, Class Y Shares	—	373,435*	(23,627)	349,808	(1,662)	28,215	3,564,541
Columbia Disciplined Core Fund, Class I Shares	2,032,240	9,556	(2,041,796)*	—	371,265	—	—
Columbia Disciplined Core Fund, Class Y Shares	—	1,876,843*	(54,941)	1,821,902	89,451	—	20,441,737
Columbia Diversified Absolute Return Fund, Class I Shares	156,385	2,295	(158,680)*	—	(530)	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	146,057*	(19,391)	126,666	1,144	—	1,212,189
Columbia Multi-Asset Income Fund, Class I Shares	166,014	2,167	(168,181)*	—	—	20,963	—
Columbia Multi-Asset Income Fund, Class Y Shares	—	170,661*	—	170,661	—	21,196	1,667,359
Columbia Short-Term Cash Fund, 1.033%	1,993,475	8,968,434	(749,253)	10,212,656	(24)	29,963	10,212,656
Columbia Total Return Bond Fund, Class I Shares	649,723	8,985	(658,708)*	—	416	28,791	—
Columbia Total Return Bond Fund, Class Y Shares	—	475,722*	(26,415)	449,307	1,449	30,766	4,075,213
Columbia U.S. Government Mortgage Fund, Class I Shares	902,090	16,914	(919,004)*	—	(10,618)	19,479	—
Columbia U.S. Government Mortgage Fund, Class Y Shares	—	619,270*	(31,769)	587,501	1,699	23,745	3,184,254
Columbia U.S. Treasury Index Fund, Class I Shares	692,816	12,907	(705,723)*	—	(7,416)	25,022	—
Columbia U.S. Treasury Index Fund, Class Y Shares	—	667,140*	(35,689)	631,451	783	29,120	7,040,684
Total	8,578,797	14,925,557	(8,116,397)	15,387,957	626,181	283,344	71,501,820

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2017.
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	4,540,788	—	—	—	4,540,788
Equity Funds	38,883,684	—	—	—	38,883,684
Exchange-Traded Funds	738,365	—	—	—	738,365
Fixed-Income Funds	17,864,692	—	—	—	17,864,692
Money Market Funds	—	—	—	10,212,656	10,212,656
Total Investments	62,027,529	—	—	10,212,656	72,240,185
Derivatives
Asset
Futures Contracts	109,760	—	—	—	109,760
Liability
Futures Contracts	(78,706)	—	—	—	(78,706)
Total	62,058,583	—	—	10,212,656	72,271,239
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017	7

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$731,012
Affiliated issuers, at cost	57,449,334
Total investments, at cost	58,180,346
Investments, at value
Unaffiliated issuers, at value	738,365
Affiliated issuers, at value	71,501,820
Total investments, at value	72,240,185
Margin deposits	270,611
Receivable for:
Investments sold	9,667
Capital shares sold	21,439
Dividends	41,767
Variation margin for futures contracts	17,831
Trustees’ deferred compensation plan	47,910
Total assets	72,649,410
Liabilities
Payable for:
Investments purchased	57,143
Capital shares purchased	12,774
Variation margin for futures contracts	27,076
Management services fees	208
Distribution and/or service fees	85
Transfer agent fees	119
Compensation of board members	29,475
Compensation of chief compliance officer	9
Audit fees	10,030
Other expenses	15,031
Trustees’ deferred compensation plan	47,910
Total liabilities	199,860
Net assets applicable to outstanding capital stock	$72,449,550
Represented by
Paid in capital	55,678,320
Undistributed net investment income	1,257,717
Accumulated net realized gain	1,420,056
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	7,353
Investments - affiliated issuers	14,052,486
Foreign currency translations	2,564
Futures contracts	31,054
Total - representing net assets applicable to outstanding capital stock	$72,449,550
Class 1
Net assets	$60,033,349
Shares outstanding	3,944,773
Net asset value per share	$15.22
Class 2
Net assets	$12,416,201
Shares outstanding	824,569
Net asset value per share	$15.06
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$10,264
Dividends — affiliated issuers	283,344
Total income	293,608
Expenses:
Management services fees	30,859
Distribution and/or service fees
Class 2	15,455
Transfer agent fees
Class 1	18,131
Class 2	3,709
Compensation of board members	11,671
Custodian fees	10,152
Printing and postage fees	9,215
Audit fees	7,801
Legal fees	941
Compensation of chief compliance officer	16
Other	4,054
Total expenses	112,004
Net investment income	181,604
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	28,700
Investments — affiliated issuers	626,181
Foreign currency translations	450
Futures contracts	701,329
Net realized gain	1,356,660
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	20,403
Investments — affiliated issuers	3,250,327
Foreign currency translations	2,303
Futures contracts	113,209
Net change in unrealized appreciation (depreciation)	3,386,242
Net realized and unrealized gain	4,742,902
Net increase in net assets resulting from operations	$4,924,506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017	9

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$181,604	$1,047,781
Net realized gain	1,356,660	294,836
Net change in unrealized appreciation (depreciation)	3,386,242	2,533,244
Net increase in net assets resulting from operations	4,924,506	3,875,861
Distributions to shareholders
Net investment income
Class 1	—	(1,426,725)
Class 2	—	(253,284)
Net realized gains
Class 1	—	(719,431)
Class 2	—	(144,737)
Total distributions to shareholders	—	(2,544,177)
Decrease in net assets from capital stock activity	(5,198,843)	(8,362,931)
Total decrease in net assets	(274,337)	(7,031,247)
Net assets at beginning of period	72,723,887	79,755,134
Net assets at end of period	$72,449,550	$72,723,887
Undistributed net investment income	$1,257,717	$1,076,113
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	28,364	418,939	104,655	1,470,397
Distributions reinvested	—	—	152,102	2,146,156
Redemptions	(338,517)	(5,013,770)	(717,801)	(10,068,708)
Net decrease	(310,153)	(4,594,831)	(461,044)	(6,452,155)
Class 2
Subscriptions	27,052	396,421	24,581	341,808
Distributions reinvested	—	—	28,450	398,021
Redemptions	(67,975)	(1,000,433)	(190,646)	(2,650,605)
Net decrease	(40,923)	(604,012)	(137,615)	(1,910,776)
Total net decrease	(351,076)	(5,198,843)	(598,659)	(8,362,931)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class 1
6/30/2017 (c)	$14.23	0.04	0.95	0.99	—	—
12/31/2016	$13.97	0.20	0.54	0.74	(0.32)	(0.16)
12/31/2015	$15.79	0.27	(0.07)	0.20	(0.33)	(1.69)
12/31/2014	$15.05	0.23	1.25	1.48	(0.39)	(0.35)
12/31/2013	$13.05	0.24	2.11	2.35	(0.35)	—
12/31/2012	$11.81	0.25	1.27	1.52	(0.28)	—
Class 2
6/30/2017 (c)	$14.09	0.02	0.95	0.97	—	—
12/31/2016	$13.84	0.16	0.54	0.70	(0.29)	(0.16)
12/31/2015	$15.67	0.24	(0.09)	0.15	(0.29)	(1.69)
12/31/2014	$14.94	0.19	1.25	1.44	(0.36)	(0.35)
12/31/2013	$12.96	0.20	2.09	2.29	(0.31)	—
12/31/2012	$11.73	0.22	1.26	1.48	(0.25)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$15.22	6.96%	0.27% (d)	0.27% (d)	0.54% (d)	5%	$60,033
(0.48)	$14.23	5.36%	0.23%	0.23%	1.42%	39%	$60,527
(2.02)	$13.97	1.07%	0.23%	0.22%	1.82%	19%	$65,872
(0.74)	$15.79	10.05%	0.20%	0.15%	1.51%	41%	$75,415
(0.35)	$15.05	18.17%	0.19%	0.15%	1.67%	15%	$78,390
(0.28)	$13.05	13.03%	0.24%	0.16%	1.99%	51%	$77,976

—	$15.06	6.88%	0.52% (d)	0.52% (d)	0.29% (d)	5%	$12,416
(0.45)	$14.09	5.06%	0.48%	0.48%	1.16%	39%	$12,197
(1.98)	$13.84	0.76%	0.48%	0.47%	1.57%	19%	$13,883
(0.71)	$15.67	9.80%	0.45%	0.40%	1.26%	41%	$16,557
(0.31)	$14.94	17.88%	0.44%	0.40%	1.42%	15%	$17,832
(0.25)	$12.96	12.76%	0.49%	0.41%	1.72%	51%	$17,976
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017	13

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Asset Allocation Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website, www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
14	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017	15

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
16	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	28,555*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	81,205*
Total		109,760

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	5,662*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	73,044*
Total		78,706

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	680,687
Interest rate risk	20,642
Total	701,329

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	105,048
Interest rate risk	8,161
Total	113,209
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	9,967,280
Futures contracts — short	1,820,203

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
18	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in underlying funds that pay a management services fee to the Investment Manager, (ii) 0.12% on assets invested in non-exchange traded, third-party advised mutual funds and (iii) 0.57% on assets invested in securities (other than third-party advised mutual funds and funds that pay a management services fee to the Investment Manager), including other Columbia funds that do not pay a management services fee, exchange-traded funds, derivatives and individual securities. The annualized effective management fee rate, net of any waivers, for the six months ended June 30, 2017 was 0.08% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2017 through April 30, 2018	Prior to May 1, 2017
Class 1	0.21%	0.20%
Class 2	0.46	0.45
The Fund had a voluntary expense reimbursement arrangement from May 1, 2017 to June 30, 2017. The annual limitation rates were the same under the voluntary expense reimbursement arrangement, which changed to a contractual arrangement on July 1, 2017 through April 30, 2018.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. The Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
20	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
58,180,000	14,097,000	(37,000)	14,060,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,588,150 and $16,007,147, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 8. Significant risks
Shareholder concentration risk
At June 30, 2017, two unaffiliated shareholders of record owned 81.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Asset Allocation Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to voluntarily limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017	23

Board Consideration and Approval of Management
Agreement  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the seventy-second, sixteenth and seventeenth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
24	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the second and fourth quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017	25

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
26	Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Asset Allocation Fund | Semiannual Report 2017	27

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Columbia Variable Portfolio – Asset Allocation Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
C-1475 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio - U.S. Flexible Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio - U.S. Flexible Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio - U.S. Flexible Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Jeffrey Knight, CFA
Lead manager
Managed Fund since November 2016
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since November 2016
David Weiss, CFA
Co-manager
Managed Fund since November 2016
Brian Virginia
Co-manager
Managed Fund since November 2016
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	Life
Class 2	11/02/16	8.12	11.90
Blended Benchmark		6.83	10.90
S&P 500 Index		9.34	17.17
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.11
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 65% S&P 500 Index and 35% Bloomberg Barclays U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2017)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	58.3
U.S. Large Cap	58.3
Underlying Funds: Fixed-Income Funds	12.7
High Yield	0.7
Investment Grade	12.0
Allocations to Tactical Assets
Exchange-Traded Funds	7.2
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	20.8
Options Purchased Puts	0.9
Residential Mortgage-Backed Securities - Agency	0.1
Total	100.0

(a)	Includes investments in an Affiliated Money Market Fund (amounting to $145.7 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of it’s tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,081.20	1,022.29	2.75	2.67	0.53	5.14	4.99	0.99
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
4	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 57.7%
	Shares	Value ($)
U.S. Large Cap 57.7%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,062,345	45,340,892
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	4,868,071	90,692,168
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	2,084,439	45,419,922
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,752,621	45,287,731
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	4,912,850	90,642,072
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,898,820	45,305,851
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,170,299	45,380,943
Total		408,069,579
Total Equity Funds (Cost $384,823,042)		408,069,579

Exchange-Traded Funds 7.1%

iShares Core U.S. Aggregate Bond ETF	224,000	24,530,240
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,000	723,060
SPDR S&P 500 ETF Trust	14,500	3,506,100
Vanguard Total Bond Market ETF	261,000	21,357,630
Total Exchange-Traded Funds (Cost $49,765,721)		50,117,030

Fixed-Income Funds 12.6%

High Yield 0.7%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	708,258	5,255,274
Investment Grade 11.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	1,735,180	17,768,243
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	553,488	5,191,718
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	417,054	4,241,442
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	505,949	5,191,037
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	1,570,030	17,160,428
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	1,420,564	15,342,091
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	1,574,914	16,520,844
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	237,666	2,386,173
Total		83,801,976
Total Fixed-Income Funds (Cost $89,963,305)		89,057,250

Residential Mortgage-Backed Securities - Agency 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
07/13/2047	3.500%	1,000,000	1,027,070
Total Residential Mortgage-Backed Securities - Agency (Cost $1,030,469)			1,027,070

Options Purchased Puts 0.9%
Issuer	Notional ($)/Contracts	Exercise Price/Rate	Expiration Date	Value ($)
S&P 500 Index
	141	1,800.00	12/21/2018	528,045
	990	1,850.00	12/21/2018	4,242,150
	260	1,950.00	12/21/2018	1,448,200
Total Options Purchased Puts (Cost $8,288,033)				6,218,395

Money Market Funds 20.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(a),(d)	145,650,029	145,650,029
Total Money Market Funds (Cost $145,648,161)		145,650,029
Total Investments (Cost: $679,518,731)		700,139,353
Other Assets & Liabilities, Net		7,355,157
Net Assets		707,494,510

At June 30, 2017, securities and/or cash totaling $7,311,567 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	1,540	USD	186,409,300	09/2017	—	(746,019)
S&P 500 Index	21	USD	12,709,725	09/2017	—	(39,716)
U.S. Long Bond	10	USD	1,536,875	09/2017	16,621	—
U.S. Treasury 10-Year Note	16	USD	2,008,500	09/2017	—	(527)
U.S. Treasury 2-Year Note	50	USD	10,805,469	09/2017	—	(8,696)
U.S. Treasury 5-Year Note	50	USD	5,891,797	09/2017	—	(4,783)
U.S. Ultra Bond	10	USD	1,658,750	09/2017	33,942	—
Total			221,020,416		50,563	(799,741)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	43,436,635	172,606,770	(70,393,376)	145,650,029	—	(1,532)	481,092	145,650,029
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	272,624	789,725	(4)	1,062,345	—	(1)	—	45,340,892
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	160,655	547,620	(17)	708,258	—	—	318,340	5,255,274
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	400,562	1,334,618	—	1,735,180	148,562	—	490,581	17,768,243
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares	1,249,982	3,618,089	—	4,868,071	—	—	—	90,692,168
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	128,252	425,236	—	553,488	—	—	120,048	5,191,718
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	100,067	316,987	—	417,054	16,302	—	142,128	4,241,442
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	518,597	1,565,842	—	2,084,439	—	—	—	45,419,922
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	117,689	388,260	—	505,949	3,451	—	146,667	5,191,037
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	366,882	1,203,148	—	1,570,030	104,369	—	395,259	17,160,428
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	485,756	1,266,865	—	1,752,621	—	—	—	45,287,731
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	1,253,707	3,659,198	(55)	4,912,850	—	(2)	—	90,642,072
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	520,114	1,378,706	—	1,898,820	—	—	—	45,305,851
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	332,434	1,088,130	—	1,420,564	12,190	—	352,822	15,342,091
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	543,443	1,626,924	(68)	2,170,299	—	(11)	—	45,380,943
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	369,964	1,204,950	—	1,574,914	57,089	—	271,941	16,520,844
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	55,611	182,055	—	237,666	134	—	23,490	2,386,173
Total	50,312,974	193,203,123	(70,393,520)	173,122,577	342,097	(1,546)	2,742,368	642,776,858

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2017.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Equity Funds	—	—	—	408,069,579	408,069,579
Exchange-Traded Funds	50,117,030	—	—	—	50,117,030
Fixed-Income Funds	—	—	—	89,057,250	89,057,250
Residential Mortgage-Backed Securities - Agency	—	1,027,070	—	—	1,027,070
Options Purchased Puts	6,218,395	—	—	—	6,218,395
Money Market Funds	—	—	—	145,650,029	145,650,029
Total Investments	56,335,425	1,027,070	—	642,776,858	700,139,353
Derivatives
Asset
Futures Contracts	50,563	—	—	—	50,563
Liability
Futures Contracts	(799,741)	—	—	—	(799,741)
Total	55,586,247	1,027,070	—	642,776,858	699,390,175
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$50,796,190
Affiliated issuers, at cost	620,434,508
Options purchased, at cost	8,288,033
Total investments, at cost	679,518,731
Investments, at value
Unaffiliated issuers, at value	51,144,100
Affiliated issuers, at value	642,776,858
Options purchased, at value	6,218,395
Total investments, at value	700,139,353
Margin deposits	7,311,567
Receivable for:
Capital shares sold	3,183,716
Dividends	131,362
Interest	1,167
Variation margin for futures contracts	74,025
Trustees’ deferred compensation plan	1,887
Total assets	710,843,077
Liabilities
Payable for:
Investments purchased	2,226,821
Investments purchased on a delayed delivery basis	1,031,635
Capital shares purchased	2,544
Variation margin for futures contracts	30,281
Management services fees	4,442
Distribution and/or service fees	4,815
Transfer agent fees	348
Compensation of board members	3,819
Compensation of chief compliance officer	41
Other expenses	41,934
Trustees’ deferred compensation plan	1,887
Total liabilities	3,348,567
Net assets applicable to outstanding capital stock	$707,494,510
Represented by
Trust capital	$707,494,510
Total - representing net assets applicable to outstanding capital stock	$707,494,510
Class 2
Net assets	$707,494,510
Shares outstanding	63,243,533
Net asset value per share	$11.19
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017	9

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$218,047
Dividends — affiliated issuers	2,742,368
Total income	2,960,415
Expenses:
Management services fees	551,435
Distribution and/or service fees
Class 2	601,203
Transfer agent fees
Class 2	43,143
Compensation of board members	12,246
Custodian fees	19,926
Printing and postage fees	7,419
Audit fees	12,686
Legal fees	7,989
Compensation of chief compliance officer	74
Other	7,736
Total expenses	1,263,857
Net investment income	1,696,558
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	27,539
Investments — affiliated issuers	(1,546)
Capital gain distributions from underlying affiliated funds	342,097
Futures contracts	9,848,323
Net realized gain	10,216,413
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	363,686
Investments — affiliated issuers	22,014,262
Futures contracts	(792,715)
Options purchased	(2,069,638)
Net change in unrealized appreciation (depreciation)	19,515,595
Net realized and unrealized gain	29,732,008
Net increase in net assets resulting from operations	$31,428,566
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016 (a)
Operations
Net investment income (loss)	$1,696,558	$(52,369)
Net realized gain	10,216,413	27,543
Net change in unrealized appreciation (depreciation)	19,515,595	355,849
Net increase in net assets resulting from operations	31,428,566	331,023
Increase in net assets from capital stock activity	509,434,309	156,300,612
Total increase in net assets	540,862,875	156,631,635
Net assets at beginning of period	166,631,635	10,000,000
Net assets at end of period	$707,494,510	$166,631,635

(a)	Based on operations from November 2, 2016 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	47,192,763	510,034,205	16,106,336	166,734,675
Redemptions	(55,174)	(599,896)	(1,000,392)	(10,434,063)
Net increase	47,137,589	509,434,309	15,105,944	156,300,612
Total net increase	47,137,589	509,434,309	15,105,944	156,300,612

(a)	Based on operations from November 2, 2016 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016 (a)
Per share data
Net asset value, beginning of period	$10.35	$10.00
Income from investment operations:
Net investment income (loss)	0.04	(0.01)
Net realized and unrealized gain	0.80	0.36
Total from investment operations	0.84	0.35
Net asset value, end of period	$11.19	$10.35
Total return	8.12%	3.50%
Ratios to average net assets
Total gross expenses(b)	0.53% (c)	0.63% (c)
Total net expenses(b),(d)	0.53% (c)	0.63% (c)
Net investment income (loss)	0.71% (c)	(0.26%) (c)
Supplemental data
Net assets, end of period (in thousands)	$707,495	$166,632
Portfolio turnover	2%	12%

Notes to Financial Highlights
(a)	Based on operations from November 2, 2016 (fund commencement of operations) through the stated period end.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017	13

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio - U.S. Flexible Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website, www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
14	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017	15

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings, to facilitate buying and selling of securities for investments, to decrease the Fund’s exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
16	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Options Purchased	6,218,395
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	50,563*
Total		6,268,958

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	785,735*
Interest rate risk	Component of trust capital - unrealized depreciation on futures	14,006*
Total		799,741

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	9,713,721
Interest rate risk	134,602
Total	9,848,323

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	(829,272)	(2,069,638)	(2,898,910)
Interest rate risk	36,557	—	36,557
Total	(792,715)	(2,069,638)	(2,862,353)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	207,234,444

Derivative instrument	Average market value ($)*
Options contracts — purchased	5,962,873

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
18	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
Deutsche Bank ($)
Assets
Options purchased puts	6,218,395
Total financial and derivative net assets	6,218,395
Total collateral received (pledged) (a)	-
Net amount (b)	6,218,395

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
20	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.23% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Other expenses
Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include printing costs and as applicable, miscellaneous and legal fees. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund’s average daily net assets on assets invested in securities (other than Underlying
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Funds that paid a transfer agency fee to the Transfer Agent), including other funds that did not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
For the six months ended June 30, 2017, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 shares was 0.02%.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 2	1.10%
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $414,006,756 and $8,164,111, respectively, for the six months ended June 30, 2017, of which $3,077,418 and $2,058,122, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
22	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017	23

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – U.S. Flexible Growth Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
24	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
Because the Fund had less than one year of performance history, the Committee and the Board considered the since-inception returns of the Fund. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Management Agreement, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the Investment Manager, and a benchmark. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are both ranked in the second quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided,
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017	25

Board Consideration and Approval of Management
Agreement  (continued)
differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research
26	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017	27

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
28	Columbia Variable Portfolio - U.S. Flexible Growth Fund | Semiannual Report 2017

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Columbia Variable Portfolio - U.S. Flexible Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-2016 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Jeffrey Knight, CFA
Lead manager
Managed Fund since November 2016
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since November 2016
David Weiss, CFA
Co-manager
Managed Fund since November 2016
Brian Virginia
Co-manager
Managed Fund since November 2016
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	Life
Class 2	11/02/16	6.86	9.10
Blended Benchmark		5.77	8.29
S&P 500 Index		9.34	17.17
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.11
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 50% S&P 500 Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2017)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	44.5
U.S. Large Cap	44.5
Underlying Funds: Fixed-Income Funds	26.1
High Yield	1.5
Investment Grade	24.6
Allocations to Tactical Assets
Exchange-Traded Funds	8.7
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	19.7
Options Purchased Puts	0.7
Residential Mortgage-Backed Securities - Agency	0.3
Total	100.0

(a)	Includes investments in an Affiliated Money Market Fund (amounting to $90.1 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of it’s tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,068.60	1,022.24	2.78	2.72	0.54	5.05	4.94	0.98
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
4	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 44.3%
	Shares	Value ($)
U.S. Large Cap 44.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	527,936	22,532,314
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	2,423,156	45,143,402
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	1,037,090	22,598,182
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	868,833	22,450,648
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	2,445,450	45,118,551
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	941,969	22,475,367
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	1,080,261	22,588,266
Total		202,906,730
Total Equity Funds (Cost $192,128,595)		202,906,730

Exchange-Traded Funds 8.6%

iShares Core U.S. Aggregate Bond ETF	167,900	18,386,729
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,313	1,122,310
SPDR S&P 500 ETF Trust	7,600	1,837,680
Vanguard Total Bond Market ETF	222,310	18,191,627
Total Exchange-Traded Funds (Cost $39,206,369)		39,538,346

Fixed-Income Funds 26.0%

High Yield 1.6%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	948,665	7,039,098
Investment Grade 24.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	2,321,584	23,773,017
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	741,089	6,951,417
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	560,724	5,702,565
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	678,105	6,957,355
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	2,097,859	22,929,602
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	1,897,286	20,490,691
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,104,201	22,073,065
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	314,196	3,154,525
Total		112,032,237
Total Fixed-Income Funds (Cost $120,447,573)		119,071,335

Residential Mortgage-Backed Securities - Agency 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
07/13/2047	3.500%	1,000,000	1,027,070
07/13/2047	4.000%	450,000	473,045
Total Residential Mortgage-Backed Securities - Agency (Cost $1,504,885)			1,500,115

Options Purchased Puts 0.7%
Issuer	Notional ($)/Contracts	Exercise Price/Rate	Expiration Date	Value ($)
S&P 500 Index
	101	1,800.00	12/21/2018	378,245
	440	1,850.00	12/21/2018	1,885,400
	138	1,950.00	12/21/2018	768,660
Total Options Purchased Puts (Cost $3,968,666)				3,032,305

Money Market Funds 19.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(a),(d)	90,072,347	90,072,347
Total Money Market Funds (Cost $90,070,840)		90,072,347
Total Investments (Cost: $447,326,928)		456,121,178
Other Assets & Liabilities, Net		2,522,433
Net Assets		458,643,611

At June 30, 2017, securities and/or cash totaling $3,654,060 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	758	USD	91,752,110	09/2017	—	(331,152)
S&P 500 Index	10	USD	6,052,250	09/2017	—	(18,913)
U.S. Long Bond	15	USD	2,305,312	09/2017	24,933	—
U.S. Long Bond	2	USD	307,375	09/2017	622	—
U.S. Treasury 10-Year Note	21	USD	2,636,156	09/2017	—	(692)
U.S. Treasury 10-Year Note	2	USD	251,063	09/2017	—	(1,316)
U.S. Treasury 2-Year Note	55	USD	11,886,016	09/2017	—	(10,501)
U.S. Treasury 5-Year Note	5	USD	589,180	09/2017	—	(2,117)
U.S. Treasury 5-Year Note	50	USD	5,891,797	09/2017	—	(4,783)
U.S. Ultra Bond	14	USD	2,322,250	09/2017	43,789	—
Total			123,993,509		69,344	(369,474)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	21,195,848	108,179,705	(39,303,206)	90,072,347	—	(804)	267,716	90,072,347
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	113,137	414,804	(5)	527,936	—	(1)	—	22,532,314
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	178,421	770,284	(40)	948,665	—	—	424,025	7,039,098
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	445,785	1,875,799	—	2,321,584	198,302	—	654,830	23,773,017
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares	519,100	1,904,056	—	2,423,156	—	—	—	45,143,402
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	143,101	597,988	—	741,089	—	—	160,653	6,951,417
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	111,830	448,894	—	560,724	21,852	—	190,521	5,702,565
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	215,213	821,877	—	1,037,090	—	—	—	22,598,182
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	131,315	546,790	—	678,105	4,619	—	196,279	6,957,355
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	408,119	1,689,740	—	2,097,859	139,253	—	527,366	22,929,602
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	201,584	667,249	—	868,833	—	—	—	22,450,648
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	521,303	1,924,198	(51)	2,445,450	—	(1)	—	45,118,551
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	215,843	726,126	—	941,969	—	—	—	22,475,367
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	369,914	1,527,372	—	1,897,286	16,269	—	470,897	20,490,691
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	225,524	854,797	(60)	1,080,261	—	(7)	—	22,588,266
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	411,987	1,692,214	—	2,104,201	76,251	—	363,222	22,073,065
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	61,280	252,916	—	314,196	177	—	31,045	3,154,525
Total	25,469,304	124,894,809	(39,303,362)	111,060,751	456,723	(813)	3,286,554	412,050,412

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2017.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Equity Funds	—	—	—	202,906,730	202,906,730
Exchange-Traded Funds	39,538,346	—	—	—	39,538,346
Fixed-Income Funds	—	—	—	119,071,335	119,071,335
Residential Mortgage-Backed Securities - Agency	—	1,500,115	—	—	1,500,115
Options Purchased Puts	3,032,305	—	—	—	3,032,305
Money Market Funds	—	—	—	90,072,347	90,072,347
Total Investments	42,570,651	1,500,115	—	412,050,412	456,121,178
Derivatives
Asset
Futures Contracts	69,344	—	—	—	69,344
Liability
Futures Contracts	(369,474)	—	—	—	(369,474)
Total	42,270,521	1,500,115	—	412,050,412	455,821,048
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$40,711,254
Affiliated issuers, at cost	402,647,008
Options purchased, at cost	3,968,666
Total investments, at cost	447,326,928
Investments, at value
Unaffiliated issuers, at value	41,038,461
Affiliated issuers, at value	412,050,412
Options purchased, at value	3,032,305
Total investments, at value	456,121,178
Margin deposits	3,654,060
Receivable for:
Capital shares sold	1,170,177
Dividends	78,932
Interest	1,767
Variation margin for futures contracts	36,360
Trustees’ deferred compensation plan	1,665
Total assets	461,064,139
Liabilities
Payable for:
Investments purchased	817,922
Investments purchased on a delayed delivery basis	1,506,651
Capital shares purchased	1,717
Variation margin for futures contracts	40,266
Management services fees	2,921
Distribution and/or service fees	3,123
Transfer agent fees	229
Compensation of board members	3,341
Compensation of chief compliance officer	22
Other expenses	42,671
Trustees’ deferred compensation plan	1,665
Total liabilities	2,420,528
Net assets applicable to outstanding capital stock	$458,643,611
Represented by
Trust capital	$458,643,611
Total - representing net assets applicable to outstanding capital stock	$458,643,611
Class 2
Net assets	$458,643,611
Shares outstanding	42,034,152
Net asset value per share	$10.91
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017	9

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$191,002
Dividends — affiliated issuers	3,286,554
Interest	6,760
Total income	3,484,316
Expenses:
Management services fees	331,445
Distribution and/or service fees
Class 2	361,431
Transfer agent fees
Class 2	25,931
Compensation of board members	10,963
Custodian fees	19,198
Printing and postage fees	6,418
Audit fees	14,069
Legal fees	4,870
Compensation of chief compliance officer	42
Other	6,844
Total expenses	781,211
Net investment income	2,703,105
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	15,633
Investments — affiliated issuers	(813)
Capital gain distributions from underlying affiliated funds	456,723
Futures contracts	4,767,386
Net realized gain	5,238,929
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	345,860
Investments — affiliated issuers	9,106,804
Futures contracts	(325,435)
Options purchased	(936,361)
Net change in unrealized appreciation (depreciation)	8,190,868
Net realized and unrealized gain	13,429,797
Net increase in net assets resulting from operations	$16,132,902
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016 (a)
Operations
Net investment income (loss)	$2,703,105	$(38,512)
Net realized gain (loss)	5,238,929	(42,938)
Net change in unrealized appreciation (depreciation)	8,190,868	303,252
Net increase in net assets resulting from operations	16,132,902	221,802
Increase in net assets from capital stock activity	352,726,899	79,562,008
Total increase in net assets	368,859,801	79,783,810
Net assets at beginning of period	89,783,810	10,000,000
Net assets at end of period	$458,643,611	$89,783,810

(a)	Based on operations from November 2, 2016 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	33,251,398	352,838,034	8,793,452	89,825,752
Redemptions	(10,331)	(111,135)	(1,000,367)	(10,263,744)
Net increase	33,241,067	352,726,899	7,793,085	79,562,008
Total net increase	33,241,067	352,726,899	7,793,085	79,562,008

(a)	Based on operations from November 2, 2016 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016 (a)
Per share data
Net asset value, beginning of period	$10.21	$10.00
Income from investment operations:
Net investment income (loss)	0.10	(0.01)
Net realized and unrealized gain	0.60	0.22
Total from investment operations	0.70	0.21
Net asset value, end of period	$10.91	$10.21
Total return	6.86%	2.10%
Ratios to average net assets
Total gross expenses(b)	0.54% (c)	0.75% (c)
Total net expenses(b),(d)	0.54% (c)	0.64% (c)
Net investment income (loss)	1.87% (c)	(0.16%) (c)
Supplemental data
Net assets, end of period (in thousands)	$458,644	$89,784
Portfolio turnover	3%	16%

Notes to Financial Highlights
(a)	Based on operations from November 2, 2016 (fund commencement of operations) through the stated period end.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017	13

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website, www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
14	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017	15

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
16	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Options Purchased	3,032,305
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	69,344*
Total		3,101,649

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	350,065*
Interest rate risk	Component of trust capital - unrealized depreciation on futures	19,409*
Total		369,474

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,590,397
Interest rate risk	176,989
Total	4,767,386

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	(372,960)	(936,361)	(1,309,321)
Interest rate risk	47,525	—	47,525
Total	(325,435)	(936,361)	(1,261,796)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	114,037,571

Derivative instrument	Average market value ($)*
Options contracts — purchased	2,784,453

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
18	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
Deutsche Bank ($)
Assets
Options purchased puts	3,032,305
Total financial and derivative net assets	3,032,305
Total collateral received (pledged) (a)	-
Net amount (b)	3,032,305

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
20	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.23% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Other expenses
Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include printing costs and as applicable, miscellaneous and legal fees. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund’s average daily net assets on assets invested in securities (other than Underlying
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Funds that paid a transfer agency fee to the Transfer Agent), including other funds that did not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
For the six months ended June 30, 2017, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 shares was 0.02%.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 2	1.10%
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $291,339,762 and $5,714,152, respectively, for the six months ended June 30, 2017, of which $5,912,135 and $4,897,813, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
22	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017	23

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
24	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
Because the Fund had less than one year of performance history, the Committee and the Board considered the since-inception returns of the Fund. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Management Agreement, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the Investment Manager, and a benchmark. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are both ranked in the second quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided,
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017	25

Board Consideration and Approval of Management
Agreement  (continued)
differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research
26	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017	27

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
28	Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund | Semiannual Report 2017

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Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-2021 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Jeffrey Knight, CFA
Lead manager
Managed Fund since November 2016
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since November 2016
David Weiss, CFA
Co-manager
Managed Fund since November 2016
Brian Virginia
Co-manager
Managed Fund since November 2016
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	Life
Class 2	11/02/16	5.56	6.30
Blended Benchmark		4.71	5.72
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.11
S&P 500 Index		9.34	17.17
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index and 35% S&P 500 Index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2017)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	30.4
U.S. Large Cap	30.4
Underlying Funds: Fixed-Income Funds	39.1
High Yield	2.3
Investment Grade	36.8
Allocations to Tactical Assets
Exchange-Traded Funds	8.8
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	19.4
Options Purchased Puts	0.5
Residential Mortgage-Backed Securities - Agency	1.8
Total	100.0

(a)	Includes investments in an Affiliated Money Market Fund (amounting to $10.4 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of it’s tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,055.60	1,021.54	3.48	3.43	0.68	5.64	5.54	1.10
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds 30.8%
	Shares	Value ($)
U.S. Large Cap 30.8%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	42,388	1,809,107
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	194,252	3,618,918
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	83,715	1,824,157
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	69,667	1,800,189
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	196,472	3,624,898
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	75,630	1,804,526
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	87,002	1,819,209
Total		16,301,004
Total Equity Funds (Cost $15,238,184)		16,301,004

Exchange-Traded Funds 8.9%

iShares Core U.S. Aggregate Bond ETF	19,610	2,147,491
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,277	394,911
SPDR S&P 500 ETF Trust	1,950	471,510
Vanguard Total Bond Market ETF	21,060	1,723,340
Total Exchange-Traded Funds (Cost $4,690,830)		4,737,252

Fixed-Income Funds 39.6%

High Yield 2.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	168,390	1,249,453
Investment Grade 37.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	409,224	4,190,456
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	130,133	1,220,647
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	98,796	1,004,757
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	119,386	1,224,901
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	368,643	4,029,269
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	333,094	3,597,419
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	369,523	3,876,295
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	54,909	551,290
Total		19,695,034
Total Fixed-Income Funds (Cost $21,209,409)		20,944,487

Residential Mortgage-Backed Securities - Agency 1.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
07/13/2047	3.500%	400,000	410,828
07/13/2047	4.000%	500,000	525,605
Total Residential Mortgage-Backed Securities - Agency (Cost $939,316)			936,433

Options Purchased Puts 0.5%
Issuer	Notional ($)/Contracts	Exercise Price/Rate	Expiration Date	Value ($)
S&P 500 Index
	13	1,800.00	12/21/2018	48,685
	30	1,850.00	12/21/2018	128,550
	12	1,950.00	12/21/2018	66,840
Total Options Purchased Puts (Cost $310,767)				244,075

Money Market Funds 19.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(a),(d)	10,388,683	10,388,683
Total Money Market Funds (Cost $10,388,518)		10,388,683
Total Investments (Cost: $52,777,024)		53,551,934
Other Assets & Liabilities, Net		(657,951)
Net Assets		52,893,983

At June 30, 2017, securities and/or cash totaling $326,884 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments in derivatives
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	70	USD	8,473,150	09/2017	—	(29,819)
U.S. Long Bond	5	USD	768,437	09/2017	8,311	—
U.S. Long Bond	1	USD	153,688	09/2017	311	—
U.S. Treasury 10-Year Note	5	USD	627,656	09/2017	—	(165)
U.S. Treasury 2-Year Note	5	USD	1,080,547	09/2017	—	(870)
U.S. Treasury 5-Year Note	5	USD	589,180	09/2017	—	(478)
U.S. Ultra Bond	2	USD	331,750	09/2017	—	(3)
Total			12,024,408		8,622	(31,335)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	3,844,399	13,444,645	(6,900,361)	10,388,683	—	(66)	28,706	10,388,683
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	16,317	34,513	(8,442)	42,388	—	8,922	—	1,809,107
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	55,590	142,792	(29,992)	168,390	—	1,107	73,784	1,249,453
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	138,984	347,992	(77,752)	409,224	34,526	(10,407)	114,011	4,190,456
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares	74,739	158,440	(38,927)	194,252	—	16,264	—	3,618,918
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	44,652	109,762	(24,281)	130,133	—	(105)	27,997	1,220,647
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	34,781	84,177	(20,162)	98,796	3,794	(8,349)	33,076	1,004,757
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	31,039	68,772	(16,096)	83,715	—	7,854	—	1,824,157
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	40,974	101,041	(22,629)	119,386	805	(2,937)	34,202	1,224,901
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	127,341	311,537	(70,235)	368,643	24,219	(11,103)	91,720	4,029,269
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	29,074	55,498	(14,905)	69,667	—	8,059	—	1,800,189
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	74,850	159,715	(38,093)	196,472	—	15,073	—	3,624,898
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	31,130	60,695	(16,195)	75,630	—	5,460	—	1,804,526
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	115,324	281,521	(63,751)	333,094	2,832	(13,408)	81,976	3,597,419
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	32,527	71,263	(16,788)	87,002	—	7,843	—	1,819,209
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	128,596	312,348	(71,421)	369,523	13,291	(13,251)	63,314	3,876,295
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	19,173	46,098	(10,362)	54,909	31	(573)	5,424	551,290
Total	4,839,490	15,790,809	(7,440,392)	13,189,907	79,498	10,383	554,210	47,634,174

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2017.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Equity Funds	—	—	—	16,301,004	16,301,004
Exchange-Traded Funds	4,737,252	—	—	—	4,737,252
Fixed-Income Funds	—	—	—	20,944,487	20,944,487
Residential Mortgage-Backed Securities - Agency	—	936,433	—	—	936,433
Options Purchased Puts	244,075	—	—	—	244,075
Money Market Funds	—	—	—	10,388,683	10,388,683
Total Investments	4,981,327	936,433	—	47,634,174	53,551,934
Derivatives
Asset
Futures Contracts	8,622	—	—	—	8,622
Liability
Futures Contracts	(31,335)	—	—	—	(31,335)
Total	4,958,614	936,433	—	47,634,174	53,529,221
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$5,630,146
Affiliated issuers, at cost	46,836,111
Options purchased, at cost	310,767
Total investments, at cost	52,777,024
Investments, at value
Unaffiliated issuers, at value	5,673,685
Affiliated issuers, at value	47,634,174
Options purchased, at value	244,075
Total investments, at value	53,551,934
Margin deposits	326,884
Receivable for:
Investments sold	20,973
Dividends	10,203
Interest	1,133
Variation margin for futures contracts	3,150
Trustees’ deferred compensation plan	1,387
Total assets	53,915,664
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	940,450
Capital shares purchased	29,961
Variation margin for futures contracts	7,484
Management services fees	337
Distribution and/or service fees	359
Transfer agent fees	26
Compensation of board members	2,751
Compensation of chief compliance officer	2
Other expenses	38,924
Trustees’ deferred compensation plan	1,387
Total liabilities	1,021,681
Net assets applicable to outstanding capital stock	$52,893,983
Represented by
Trust capital	$52,893,983
Total - representing net assets applicable to outstanding capital stock	$52,893,983
Class 2
Net assets	$52,893,983
Shares outstanding	4,975,365
Net asset value per share	$10.63
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017	9

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$26,673
Dividends — affiliated issuers	554,210
Total income	580,883
Expenses:
Management services fees	37,352
Distribution and/or service fees
Class 2	41,263
Transfer agent fees
Class 2	2,919
Compensation of board members	9,472
Custodian fees	20,306
Printing and postage fees	3,113
Audit fees	11,657
Legal fees	525
Compensation of chief compliance officer	5
Other	5,681
Total expenses	132,293
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(19,397)
Total net expenses	112,896
Net investment income	467,987
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9)
Investments — affiliated issuers	10,383
Capital gain distributions from underlying affiliated funds	79,498
Futures contracts	488,275
Net realized gain	578,147
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	66,806
Investments — affiliated issuers	684,552
Futures contracts	(37,300)
Options purchased	(66,692)
Net change in unrealized appreciation (depreciation)	647,366
Net realized and unrealized gain	1,225,513
Net increase in net assets resulting from operations	$1,693,500
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016 (a)
Operations
Net investment income (loss)	$467,987	$(29,550)
Net realized gain (loss)	578,147	(1,560)
Net change in unrealized appreciation (depreciation)	647,366	104,831
Net increase in net assets resulting from operations	1,693,500	73,721
Increase in net assets from capital stock activity	32,927,992	8,198,770
Total increase in net assets	34,621,492	8,272,491
Net assets at beginning of period	18,272,491	10,000,000
Net assets at end of period	$52,893,983	$18,272,491

(a)	Based on operations from November 2, 2016 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	4,195,573	43,677,860	814,190	8,198,864
Redemptions	(1,034,389)	(10,749,868)	(9)	(94)
Net increase	3,161,184	32,927,992	814,181	8,198,770
Total net increase	3,161,184	32,927,992	814,181	8,198,770

(a)	Based on operations from November 2, 2016 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016 (a)
Per share data
Net asset value, beginning of period	$10.07	$10.00
Income from investment operations:
Net investment income (loss)	0.15	(0.02)
Net realized and unrealized gain	0.41	0.09
Total from investment operations	0.56	0.07
Net asset value, end of period	$10.63	$10.07
Total return	5.56%	0.70%
Ratios to average net assets
Total gross expenses(b)	0.80% (c)	1.08% (c)
Total net expenses(b),(d)	0.68% (c)	0.66% (c)
Net investment income (loss)	2.84% (c)	(0.28%) (c)
Supplemental data
Net assets, end of period (in thousands)	$52,894	$18,272
Portfolio turnover	43%	10%

Notes to Financial Highlights
(a)	Based on operations from November 2, 2016 (fund commencement of operations) through the stated period end.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017	13

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website, www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
14	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017	15

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
16	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Options Purchased	244,075
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	8,622*
Total		252,697

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	29,819*
Interest rate risk	Component of trust capital - unrealized depreciation on futures	1,516*
Total		31,335

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017	17

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	457,973
Interest rate risk	30,302
Total	488,275

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	(44,830)	(66,692)	(111,522)
Interest rate risk	7,530	—	7,530
Total	(37,300)	(66,692)	(103,992)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	10,308,229

Derivative instrument	Average market value ($)*
Options contracts — purchased	208,513

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
18	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
Deutsche Bank ($)
Assets
Options purchased puts	244,075
Total financial and derivative net assets	244,075
Total collateral received (pledged) (a)	-
Net amount (b)	244,075

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
20	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.23% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Other expenses
Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include printing costs and as applicable, miscellaneous and legal fees. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund’s average daily net assets on assets invested in securities (other than Underlying
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Funds that paid a transfer agency fee to the Transfer Agent), including other funds that did not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
For the six months ended June 30, 2017, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 shares was 0.02%.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 2	1.10%
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $39,022,583 and $11,556,441, respectively, for the six months ended June 30, 2017, of which $4,380,316 and $3,978,125, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
22	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017	23

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
24	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
Because the Fund had less than one year of performance history, the Committee and the Board considered the since-inception returns of the Fund. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Management Agreement, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the Investment Manager, and a benchmark. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are both ranked in the second quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided,
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017	25

Board Consideration and Approval of Management
Agreement  (continued)
differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research
26	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017	27

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
28	Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund | Semiannual Report 2017

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Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-2026 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Diversified Absolute Return Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Diversified Absolute Return Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Diversified Absolute Return Fund (the Fund) seeks to provide shareholders with absolute (positive) returns.
Portfolio management
Jeffrey Knight, CFA
Lead manager
Managed Fund since 2013
Brian Virginia
Co-manager
Managed Fund since 2015
Joshua Kutin, CFA
Co-manager
Managed Fund since 2015
Alexander Wilkinson
Co-manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/12	1.92	0.00	-0.64	-0.91
Class 2	04/30/12	1.73	-0.32	-0.89	-1.15
Citi One-Month U.S. Treasury Bill Index		0.30	0.42	0.12	0.12
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to June 2015 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The Citi One-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of one-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown — long positions (%) (at June 30, 2017)
Common Stocks	34.0
Corporate Bonds & Notes	12.4
Exchange-Traded Funds	5.7
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	67.5
Total	119.6

(a)	Includes investments in Money Market Funds (amounting to $167.2 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.
Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.
Portfolio breakdown — short positions (%) (at June 30, 2017)
Common Stocks	(19.6)
Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2017)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	171.5	(82.4)	89.1
Equity Derivative Contracts	89.2	(87.6)	1.6
Foreign Currency Derivative Contracts	268.0	(258.7)	9.3
Total Notional Market Value of Derivative Contracts	528.7	(428.7)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income, equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments, and Note 2 to the Notes to Consolidated Financial Statements.

Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,019.20	1,016.16	8.86	8.85	1.76
Class 2	1,000.00	1,000.00	1,017.30	1,014.91	10.11	10.10	2.01
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 31.0%
Issuer	Shares	Value ($)
Consumer Discretionary 4.4%
Automobiles 0.1%
General Motors Co.(a)	7,475	261,102
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.(a)	8,535	771,905
International Game Technology PLC(a)	23,951	438,303
Norwegian Cruise Line Holdings Ltd.(a),(b)	7,541	409,401
Starbucks Corp.(a)	9,718	566,657
Yum China Holdings, Inc.(a),(b)	7,016	276,641
Total		2,462,907
Household Durables 0.3%
Mohawk Industries, Inc.(a),(b)	1,953	472,020
Newell Brands, Inc.(a)	8,324	446,333
Total		918,353
Internet & Direct Marketing Retail 1.0%
Amazon.com, Inc.(a),(b)	1,351	1,307,768
Ctrip.com International Ltd., ADR(a),(b)	9,082	489,157
Expedia, Inc.(a)	3,479	518,197
Liberty Interactive Corp., Class A(a),(b)	20,761	509,475
Total		2,824,597
Media 0.9%
21st Century Fox, Inc., Class A(a)	14,899	422,237
Comcast Corp., Class A	27,000	1,050,840
DISH Network Corp., Class A(a),(b)	10,117	634,943
Liberty Global PLC, Class A(a),(b)	8,924	286,639
Total		2,394,659
Multiline Retail 0.2%
Kohl’s Corp.(a)	11,179	432,292
Specialty Retail 0.9%
Burlington Stores, Inc.(a),(b)	3,654	336,131
Foot Locker, Inc.(a)	6,700	330,176
Home Depot, Inc. (The)(a)	7,023	1,077,328
Ross Stores, Inc.(a)	4,100	236,693
TJX Companies, Inc. (The)(a)	4,387	316,610
Total		2,296,938
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp.(a)	2,314	264,953
Sequential Brands Group, Inc.(b)	21,826	87,086
Total		352,039
Total Consumer Discretionary		11,942,887
Consumer Staples 2.8%
Beverages 0.5%
Coca-Cola European Partners PLC(a)	4,467	181,673
Molson Coors Brewing Co., Class B(a)	3,550	306,507
PepsiCo, Inc.(a)	8,254	953,255
Total		1,441,435
Food & Staples Retailing 0.3%
CVS Health Corp.(a)	1,900	152,874
SYSCO Corp.(a)	7,403	372,593
Wal-Mart Stores, Inc.(a)	2,796	211,601
Total		737,068
Food Products 0.9%
Hershey Co. (The)(a)	4,851	520,852
Lamb Weston Holdings, Inc.(a)	6,441	283,662
Mondelez International, Inc., Class A(a)	9,424	407,022
Pilgrim’s Pride Corp.(a)	28,237	618,955
Tyson Foods, Inc., Class A(a)	9,386	587,845
Total		2,418,336
Household Products 0.3%
Energizer Holdings, Inc.(a)	4,560	218,971
Procter & Gamble Co. (The)	5,376	468,519
Total		687,490
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A(a)	5,421	520,307
Nu Skin Enterprises, Inc., Class A(a)	2,358	148,177
Total		668,484
Tobacco 0.6%
Altria Group, Inc.(a)	9,435	702,624
Philip Morris International, Inc.(a)	8,948	1,050,943
Total		1,753,567
Total Consumer Staples		7,706,380

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	5

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.7%
Energy Equipment & Services 0.4%
Baker Hughes, Inc.	8,600	468,786
Halliburton Co.(a)	4,932	210,646
Oceaneering International, Inc.(a)	3,703	84,577
Schlumberger Ltd.(a)	4,992	328,673
Superior Energy Services, Inc.(a),(b)	6,644	69,297
Total		1,161,979
Oil, Gas & Consumable Fuels 1.3%
BP PLC, ADR(a)	10,621	368,017
Cabot Oil & Gas Corp.(a)	5,959	149,452
Canadian Natural Resources Ltd.	8,580	247,447
Cimarex Energy Co.(a)	1,330	125,033
Continental Resources, Inc.(a),(b)	3,152	101,904
Devon Energy Corp.(a)	7,109	227,275
EOG Resources, Inc.(a)	2,236	202,403
Exxon Mobil Corp.(a)	2,879	232,422
Hess Corp.(a)	4,821	211,497
Marathon Petroleum Corp.(a)	2,554	133,651
Noble Energy, Inc.(a)	9,731	275,387
Phillips 66(a)	515	42,585
RSP Permian, Inc.(a),(b)	4,744	153,089
Suncor Energy, Inc.(a)	14,404	420,597
Valero Energy Corp.(a)	2,430	163,928
World Fuel Services Corp.(a)	12,251	471,051
WPX Energy, Inc.(a),(b)	3,559	34,380
Total		3,560,118
Total Energy		4,722,097
Financials 3.9%
Banks 1.4%
Bank of America Corp.(a)	33,529	813,413
BB&T Corp.(a)	7,578	344,117
Citigroup, Inc.(a)	12,270	820,618
Citizens Financial Group, Inc.(a)	11,141	397,511
Fifth Third Bancorp(a)	15,587	404,638
PacWest Bancorp(a)	7,344	342,965
Wells Fargo & Co.(a)	12,325	682,928
Total		3,806,190
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.0%
Bank of New York Mellon Corp. (The)(a)	9,056	462,037
Goldman Sachs Group, Inc. (The)(a)	1,633	362,363
Intercontinental Exchange, Inc.(a)	5,804	382,600
Invesco Ltd.(a)	8,941	314,634
Lazard Ltd., Class A	4,800	222,384
Morgan Stanley(a)	7,113	316,955
S&P Global, Inc.(a)	5,188	757,396
Total		2,818,369
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc., Class B(a),(b)	2,648	448,492
Insurance 1.2%
Aflac, Inc.	5,753	446,893
American International Group, Inc.(a)	7,136	446,143
Hanover Insurance Group, Inc. (The)(a)	5,749	509,534
MetLife, Inc.(a)	5,467	300,357
Prudential Financial, Inc.(a)	7,212	779,906
Reinsurance Group of America, Inc.(a)	5,042	647,342
Total		3,130,175
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp.(a),(b)	17,887	200,334
Radian Group, Inc.	12,363	202,135
Total		402,469
Total Financials		10,605,695
Health Care 4.4%
Biotechnology 1.1%
AbbVie, Inc.(a)	4,991	361,897
ACADIA Pharmaceuticals, Inc.(a),(b)	2,353	65,625
Alexion Pharmaceuticals, Inc.(a),(b)	4,870	592,533
Biogen, Inc.(a),(b)	744	201,892
BioMarin Pharmaceutical, Inc.(a),(b)	2,158	195,990
Celgene Corp.(a),(b)	3,236	420,259
Puma Biotechnology, Inc.(a),(b)	3,624	316,738
Spark Therapeutics, Inc.(a),(b)	1,321	78,917
TESARO, Inc.(a),(b)	1,258	175,944
Vertex Pharmaceuticals, Inc.(a),(b)	4,628	596,410
Total		3,006,205

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 0.6%
Edwards Lifesciences Corp.(a),(b)	1,551	183,390
Medtronic PLC(a)	5,814	515,993
Quotient Ltd.(a),(b)	12,525	92,184
Zimmer Biomet Holdings, Inc.(a)	6,545	840,378
Total		1,631,945
Health Care Providers & Services 1.1%
Aetna, Inc.(a)	2,171	329,623
Centene Corp.(a),(b)	8,100	647,028
CIGNA Corp.(a)	3,697	618,841
Express Scripts Holding Co.(a),(b)	2,000	127,680
Humana, Inc.(a)	1,596	384,029
WellCare Health Plans, Inc.(a),(b)	4,854	871,584
Total		2,978,785
Life Sciences Tools & Services 0.3%
Illumina, Inc.(a),(b)	1,152	199,895
Thermo Fisher Scientific, Inc.(a)	2,916	508,754
Total		708,649
Pharmaceuticals 1.3%
Allergan PLC(a)	2,240	544,522
Eli Lilly & Co.(a)	7,968	655,766
Jazz Pharmaceuticals PLC(a),(b)	1,480	230,140
Mallinckrodt PLC(a),(b)	14,775	662,068
Merck & Co., Inc.(a)	12,650	810,739
Pfizer, Inc.	23,343	784,091
Total		3,687,326
Total Health Care		12,012,910
Industrials 3.4%
Aerospace & Defense 0.4%
Boeing Co. (The)(a)	3,173	627,461
L-3 Communications Corp.(a)	3,071	513,102
Total		1,140,563
Airlines 0.4%
Southwest Airlines Co.(a)	7,312	454,368
United Continental Holdings, Inc.(a),(b)	7,557	568,664
Total		1,023,032
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.(a)	5,300	288,267
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.3%
Carlisle Companies, Inc.(a)	4,902	467,651
Honeywell International, Inc.(a)	1,900	253,251
Total		720,902
Machinery 1.3%
Crane Co.(a)	7,851	623,212
Cummins, Inc.(a)	3,742	607,027
Gardner Denver Holdings, Inc.(a),(b)	11,700	252,837
Ingersoll-Rand PLC(a)	6,849	625,930
Oshkosh Corp.(a)	8,117	559,099
REV Group, Inc.(a)	13,378	370,303
Xylem, Inc.(a)	8,590	476,144
Total		3,514,552
Professional Services 0.3%
ManpowerGroup, Inc.(a)	7,641	853,118
Road & Rail 0.2%
Norfolk Southern Corp.(a)	5,712	695,150
Trading Companies & Distributors 0.4%
HD Supply Holdings, Inc.(a),(b)	11,485	351,786
WW Grainger, Inc.(a)	3,500	631,855
Total		983,641
Total Industrials		9,219,225
Information Technology 6.9%
Communications Equipment 0.5%
Cisco Systems, Inc.(a)	23,470	734,611
F5 Networks, Inc.(a),(b)	5,500	698,830
Total		1,433,441
Electronic Equipment, Instruments & Components 0.3%
Zebra Technologies Corp., Class A(a),(b)	6,542	657,602
Internet Software & Services 1.2%
Akamai Technologies, Inc.(a),(b)	6,598	328,646
Alphabet, Inc., Class A(a),(b)	1,784	1,658,549
Facebook, Inc., Class A(a),(b)	4,061	613,130
VeriSign, Inc.(a),(b)	8,036	747,027
Total		3,347,352

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	7

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 1.1%
Booz Allen Hamilton Holdings Corp.(a)	12,637	411,208
Leidos Holdings, Inc.	7,731	399,615
MasterCard, Inc., Class A(a)	5,593	679,270
Total System Services, Inc.(a)	7,670	446,778
Visa, Inc., Class A(a)	11,999	1,125,266
Total		3,062,137
Semiconductors & Semiconductor Equipment 1.1%
Broadcom Ltd.(a)	3,971	925,442
Micron Technology, Inc.(a),(b)	33,984	1,014,762
ON Semiconductor Corp.(a),(b)	38,980	547,279
Skyworks Solutions, Inc.(a)	4,753	456,050
Total		2,943,533
Software 1.6%
Activision Blizzard, Inc.(a)	8,127	467,871
Adobe Systems, Inc.(a),(b)	4,200	594,048
Electronic Arts, Inc.(a),(b)	7,032	743,423
Fortinet, Inc.(a),(b)	2,600	97,344
Microsoft Corp.(a)	17,794	1,226,540
Salesforce.com, Inc.(a),(b)	9,141	791,611
Workday, Inc., Class A(a),(b)	4,720	457,840
Total		4,378,677
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.(a)	15,322	2,206,675
Electronics for Imaging, Inc.(a),(b)	13,753	651,617
Total		2,858,292
Total Information Technology		18,681,034
Materials 1.4%
Chemicals 0.8%
Albemarle Corp.(a)	425	44,855
Cabot Corp.(a)	12,122	647,678
Dow Chemical Co. (The)(a)	6,126	386,367
Eastman Chemical Co.(a)	2,785	233,912
EI du Pont de Nemours & Co.(a)	2,736	220,823
LyondellBasell Industries NV, Class A(a)	2,269	191,481
Monsanto Co.(a)	1,406	166,414
PPG Industries, Inc.(a)	2,820	310,087
Total		2,201,617
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
International Paper Co.(a)	4,960	280,785
Packaging Corp. of America(a)	2,117	235,813
Sealed Air Corp.(a)	4,142	185,396
Total		701,994
Metals & Mining 0.1%
Newmont Mining Corp.(a)	2,341	75,825
Steel Dynamics, Inc.(a)	5,329	190,832
Total		266,657
Paper & Forest Products 0.2%
Domtar Corp.(a)	17,482	671,658
Total Materials		3,841,926
Real Estate 0.6%
Equity Real Estate Investment Trusts (REITS) 0.6%
Care Capital Properties, Inc.(a)	23,101	616,797
Equinix, Inc.(a)	1,474	632,582
Equity LifeStyle Properties, Inc.(a)	301	25,988
Hospitality Properties Trust(a)	10,991	320,388
Total		1,595,755
Total Real Estate		1,595,755
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
AT&T, Inc.	6,100	230,153
Total Telecommunication Services		230,153
Utilities 1.4%
Electric Utilities 0.5%
American Electric Power Co., Inc.(a)	4,886	339,430
Edison International(a)	4,442	347,320
Entergy Corp.(a)	4,041	310,228
PG&E Corp.(a)	3,089	205,017
Total		1,201,995
Gas Utilities 0.1%
Atmos Energy Corp.(a)	1,793	148,729
National Fuel Gas Co.(a)	4,156	232,071
Total		380,800
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)(a)	44,897	498,806

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.6%
Ameren Corp.(a)	4,499	245,960
CenterPoint Energy, Inc.(a)	24,608	673,767
DTE Energy Co.(a)	2,618	276,958
NiSource, Inc.(a)	10,683	270,921
SCANA Corp.(a)	4,100	274,741
Total		1,742,347
Total Utilities		3,823,948
Total Common Stocks (Cost $75,803,155)		84,382,010

Corporate Bonds & Notes 11.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 7.6%
Bank of America Corp.(c)
12/31/2049	8.125%	1,285,000	1,335,008
Junior Subordinated
12/31/2049	8.000%	1,285,000	1,320,326
BankBoston Capital Trust IV(c)
Junior Subordinated
06/08/2028	1.819%	1,445,000	1,362,241
Citigroup, Inc.(c)
Junior Subordinated
12/31/2049	5.800%	1,904,999	1,988,416
First Maryland Capital I(c)
Junior Subordinated
01/15/2027	2.158%	118,000	111,774
Huntington Capital Trust I(c)
Junior Subordinated
02/01/2027	1.870%	114,000	101,880
JPMorgan Chase & Co.(c)
Junior Subordinated
04/29/2049	7.900%	1,300,000	1,351,455
12/31/2049	5.300%	1,310,000	1,368,279
JPMorgan Chase Capital XXI(c)
Junior Subordinated
02/02/2037	2.120%	1,098,000	1,018,794
JPMorgan Chase Capital XXIII(c)
Junior Subordinated
05/15/2047	2.182%	923,000	849,600
KeyCorp Capital I(c)
Junior Subordinated
07/01/2028	2.039%	1,545,000	1,434,030
MBNA Capital B(c)
Junior Subordinated
02/01/2027	1.970%	8,000	7,571
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mellon Capital IV(c)
Junior Subordinated
06/29/2049	4.000%	386,000	343,314
NB Capital Trust III(c)
Junior Subordinated
01/15/2027	1.708%	607,000	573,512
NTC Capital I(c)
Junior Subordinated
01/15/2027	1.678%	481,000	450,358
NTC Capital II(c)
Junior Subordinated
04/15/2027	1.748%	360,000	337,757
Royal Bank of Scotland Group PLC(c)
05/15/2023	2.652%	1,195,000	1,203,347
State Street Corp.(c)
06/15/2037	2.246%	1,485,000	1,368,269
SunTrust Capital I(c)
Junior Subordinated
05/15/2027	1.850%	814,000	754,061
SunTrust Capital III(c)
Junior Subordinated
03/15/2028	1.896%	757,000	693,193
Wachovia Capital Trust II(c)
Junior Subordinated
01/15/2027	1.658%	1,440,000	1,360,148
Wells Fargo & Co.(c)
Junior Subordinated
03/29/2049	7.980%	1,290,000	1,338,980
Total			20,672,313
Cable and Satellite 0.6%
NBCUniversal Enterprise Inc.(d)
Junior Subordinated
12/31/2049	5.250%	1,645,000	1,747,631
Diversified Manufacturing 0.5%
General Electric Co.(c)
Junior Subordinated
12/31/2049	5.000%	1,370,000	1,452,826
Electric 0.5%
NextEra Energy Capital Holdings, Inc.(c)
Junior Subordinated
09/01/2067	7.300%	1,325,000	1,333,691
Life Insurance 0.5%
Genworth Holdings, Inc.
05/22/2018	6.515%	1,335,000	1,339,608

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	9

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.5%
Enterprise Products Operating LLC(c)
Junior Subordinated
08/01/2066	4.877%	1,355,000	1,360,722
Oil Field Services 0.3%
Noble Holding International Ltd.(c)
03/16/2018	5.750%	765,000	768,169
Property & Casualty 0.4%
Chubb Corp. (The)(c)
Junior Subordinated
04/15/2037	3.408%	1,030,000	1,026,560
Transportation Services 0.4%
Hertz Corp. (The)(d)
06/01/2022	7.625%	990,000	987,657
Total Corporate Bonds & Notes (Cost $30,762,469)			30,689,177

Exchange-Traded Funds 5.2%
	Shares	Value ($)
iPath Bloomberg Commodity Index Total Return ETN	81,321	1,843,547
iShares iBoxx $ High Yield Corporate Bond ETF	27,739	2,451,850
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,799	1,542,407
iShares JPMorgan USD Emerging Markets Bond ETF	10,647	1,217,591
iShares TIPS Bond ETF	42,904	4,866,601
Vanguard Mortgage-Backed Securities ETF	17,411	916,863
Vanguard REIT ETF	14,930	1,242,624
Total Exchange-Traded Funds (Cost $13,948,929)		14,081,483

Money Market Funds 61.5%

Columbia Short-Term Cash Fund, 1.033%(e),(f)	167,214,010	167,214,010
Total Money Market Funds (Cost $167,213,577)		167,214,010
Total Investments (Cost $287,728,130)		296,366,680

Investments Sold Short (17.8)

Common Stocks (17.8)%
Issuer	Shares	Value ($)
Consumer Discretionary (2.2)%
Auto Components (0.1)%
Autoliv, Inc.	(1,888)	(207,303)
Automobiles (0.1)%
Tesla Motors, Inc.(b)	(692)	(250,234)
Distributors (0.0)%
Pool Corp.	(1,553)	(182,586)
Hotels, Restaurants & Leisure (0.4)%
Dunkin’ Brands Group, Inc.	(3,239)	(178,534)
Las Vegas Sands Corp.	(4,341)	(277,347)
Marriott International, Inc., Class A	(1,811)	(181,661)
McDonald’s Corp.	(1,844)	(282,427)
Wyndham Worldwide Corp.	(2,369)	(237,871)
Total		(1,157,840)
Internet & Direct Marketing Retail (0.1)%
Netflix, Inc.(b)	(2,254)	(336,770)
Leisure Products (0.1)%
Hasbro, Inc.	(2,658)	(296,394)
Media (0.3)%
Discovery Communications, Inc., Class A(b)	(4,713)	(121,737)
New York Times Co. (The)	(9,599)	(169,902)
Omnicom Group, Inc.	(2,249)	(186,442)
Pearson PLC	(19,212)	(172,332)
Walt Disney Co. (The)	(973)	(103,381)
Total		(753,794)
Multiline Retail (0.1)%
Target Corp.	(3,658)	(191,277)
Specialty Retail (0.4)%
Best Buy Co., Inc.	(3,255)	(186,609)
CarMax, Inc.(b)	(7,209)	(454,600)
DSW, Inc., Class A	(6,275)	(111,067)
Tiffany & Co.	(1,756)	(164,836)
Tractor Supply Co.	(3,707)	(200,956)
Total		(1,118,068)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods (0.6)%
Carter’s, Inc.	(2,569)	(228,513)
Columbia Sportswear Co.	(3,227)	(187,360)
Hanesbrands, Inc.	(7,947)	(184,052)
Michael Kors Holdings Ltd.(b)	(3,734)	(135,357)
Nike, Inc., Class B	(4,045)	(238,655)
Ralph Lauren Corp.	(2,432)	(179,482)
Under Armour, Inc., Class A(b)	(10,607)	(230,808)
VF Corp.	(4,192)	(241,459)
Total		(1,625,686)
Total Consumer Discretionary		(6,119,952)
Consumer Staples (1.5)%
Beverages (0.5)%
Brown-Forman Corp., Class B	(6,405)	(311,283)
Coca-Cola Co. (The)	(13,260)	(594,711)
Monster Beverage Corp.(b)	(7,851)	(390,038)
Total		(1,296,032)
Food Products (0.4)%
B&G Foods, Inc.	(3,289)	(117,088)
Campbell Soup Co.	(3,695)	(192,694)
ConAgra Foods, Inc.	(6,402)	(228,936)
McCormick & Co., Inc.	(2,232)	(217,642)
TreeHouse Foods, Inc.(b)	(3,808)	(311,076)
Total		(1,067,436)
Household Products (0.4)%
Church & Dwight Co., Inc.	(6,216)	(322,486)
Clorox Co. (The)	(2,333)	(310,849)
Kimberly-Clark Corp.	(3,173)	(409,666)
Total		(1,043,001)
Personal Products (0.1)%
Coty, Inc., Class A	(15,083)	(282,957)
Edgewell Personal Care Co.(b)	(2,308)	(175,454)
Total		(458,411)
Tobacco (0.1)%
Reynolds American, Inc.	(4,926)	(320,387)
Total Consumer Staples		(4,185,267)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Energy (1.0)%
Energy Equipment & Services (0.1)%
Core Laboratories NV	(603)	(61,066)
Ensco PLC, Class A	(6,403)	(33,039)
National Oilwell Varco, Inc.	(3,813)	(125,600)
Noble Corp. PLC	(6,308)	(22,835)
Rowan Companies PLC, Class A(b)	(4,380)	(44,851)
SEACOR Holdings, Inc.(b)	(1,252)	(42,944)
SEACOR Marine Holdings, Inc.(b)	(1,258)	(25,613)
Total		(355,948)
Oil, Gas & Consumable Fuels (0.9)%
Apache Corp.	(1,971)	(94,470)
Cenovus Energy, Inc.(b)	(10,023)	(73,870)
Cheniere Energy, Inc.(b)	(9,943)	(484,324)
Chevron Corp.	(2,307)	(240,689)
ConocoPhillips	(2,269)	(99,745)
Enbridge, Inc.	(1,348)	(53,664)
Gulfport Energy Corp.(b)	(6,600)	(97,350)
Marathon Oil Corp.	(5,710)	(67,664)
Murphy Oil Corp.	(2,480)	(63,562)
Occidental Petroleum Corp.	(2,334)	(139,737)
ONEOK, Inc.	(2,006)	(104,633)
Royal Dutch Shell PLC, ADR, Class A	(7,553)	(401,744)
Southwestern Energy Co.(b)	(9,000)	(54,720)
Total SA, ADR	(8,129)	(403,117)
Williams Companies, Inc. (The)	(3,437)	(104,072)
Total		(2,483,361)
Total Energy		(2,839,309)
Financials (1.7)%
Banks (0.4)%
Bank of Montreal	(3,255)	(239,047)
Cullen/Frost Bankers, Inc.	(2,115)	(198,620)
First Horizon National Corp.	(13,874)	(241,685)
People’s United Financial, Inc.	(10,383)	(183,364)
Synovus Financial Corp.(b)	(6,270)	(277,385)
Total		(1,140,101)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	11

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets (0.7)%
Affiliated Managers Group, Inc.(b)	(1,800)	(298,548)
CBOE Holdings, Inc.	(3,407)	(311,400)
Factset Research Systems, Inc.	(692)	(114,996)
Franklin Resources, Inc.	(3,845)	(172,217)
Janus Henderson Group PLC(b)	(7,046)	(233,307)
Legg Mason, Inc.	(4,104)	(156,609)
Northern Trust Corp.	(3,222)	(313,211)
Thomson Reuters Corp.	(3,776)	(174,791)
Total		(1,775,079)
Insurance (0.5)%
Everest Re Group Ltd.	(707)	(179,995)
Markel Corp.(b)	(312)	(304,468)
Principal Financial Group, Inc.	(2,551)	(163,443)
Travelers Companies, Inc. (The)	(1,925)	(243,570)
Unum Group	(4,165)	(194,214)
WR Berkley Corp.	(4,212)	(291,344)
Total		(1,377,034)
Thrifts & Mortgage Finance (0.1)%
New York Community Bancorp, Inc.	(7,111)	(93,367)
TFS Financial Corp.	(19,083)	(295,214)
Total		(388,581)
Total Financials		(4,680,795)
Health Care (2.4)%
Biotechnology (0.3)%
Amgen, Inc.	(1,152)	(198,409)
Incyte Corp., Ltd.(b)	(1,273)	(160,284)
Ionis Pharmaceuticals, Inc.(b)	(4,546)	(231,255)
United Therapeutics Corp.(b)	(1,243)	(161,254)
Total		(751,202)
Health Care Equipment & Supplies (0.6)%
ABIOMED, Inc.(b)	(2,666)	(382,038)
Baxter International, Inc.	(3,954)	(239,375)
Becton Dickinson and Co.	(589)	(114,920)
Hill-Rom Holdings, Inc.	(2,259)	(179,839)
Intuitive Surgical, Inc.(b)	(262)	(245,067)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Stryker Corp.	(1,699)	(235,787)
Varian Medical Systems, Inc.(b)	(3,167)	(326,802)
Total		(1,723,828)
Health Care Providers & Services (0.4)%
DaVita, Inc.(b)	(1,595)	(103,292)
Envision Healthcare Corp(b)	(4,522)	(283,394)
Lifepoint Hospitals, Inc.(b)	(3,142)	(210,985)
McKesson Corp.	(1,400)	(230,356)
Quest Diagnostics, Inc.	(2,241)	(249,110)
Total		(1,077,137)
Health Care Technology (0.2)%
Cerner Corp.(b)	(3,682)	(244,742)
Inovalon Holdings, Inc.(b)	(24,077)	(316,613)
Total		(561,355)
Life Sciences Tools & Services (0.3)%
Bruker Corp.	(4,053)	(116,889)
PerkinElmer, Inc.(b)	(3,444)	(234,674)
QIAGEN NV(b)	(4,966)	(166,501)
Quintiles IMS Holdings, Inc.(b)	(1,924)	(172,198)
Waters Corp.(b)	(606)	(111,407)
Total		(801,669)
Pharmaceuticals (0.6)%
Astrazeneca PLC, ADR	(6,697)	(228,301)
Endo International PLC(b)	(7,816)	(87,305)
Glaxosmithkline PLC, ADR	(2,563)	(110,516)
Mylan NV(b)	(4,751)	(184,434)
Novartis AG, ADR	(1,940)	(161,932)
Novo Nordisk A/S, ADR	(3,992)	(171,217)
Perrigo Co. PLC	(2,317)	(174,980)
Roche Holding AG, ADR	(9,490)	(301,782)
Sanofi, ADR	(5,230)	(250,569)
Total		(1,671,036)
Total Health Care		(6,586,227)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials (2.5)%
Aerospace & Defense (0.1)%
Huntington Ingalls Industries, Inc.	(650)	(121,004)
Wesco Aircraft Holdings, Inc.(b)	(12,524)	(135,885)
Total		(256,889)
Air Freight & Logistics (0.2)%
C.H. Robinson Worldwide, Inc.	(3,863)	(265,311)
Fedex Corp.	(1,000)	(217,330)
Total		(482,641)
Airlines (0.2)%
Copa Holdings SA, Class A	(1,621)	(189,657)
Spirit Airlines, Inc.(b)	(5,371)	(277,412)
Total		(467,069)
Building Products (0.3)%
Armstrong World Industries, Inc.(b)	(10,158)	(467,268)
Johnson Controls International PLC	(6,964)	(301,959)
Total		(769,227)
Commercial Services & Supplies (0.1)%
Clean Harbors, Inc.(b)	(5,277)	(294,615)
Construction & Engineering (0.3)%
Fluor Corp.	(3,813)	(174,559)
KBR, Inc.	(21,100)	(321,142)
Quanta Services, Inc.(b)	(9,500)	(312,740)
Total		(808,441)
Electrical Equipment (0.1)%
Emerson Electric Co.	(6,359)	(379,124)
Industrial Conglomerates (0.4)%
3M Co.	(1,996)	(415,547)
General Electric Co.	(10,730)	(289,817)
Roper Technologies, Inc.	(1,854)	(429,257)
Total		(1,134,621)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery (0.5)%
Flowserve Corp.	(9,632)	(447,214)
Kennametal, Inc.	(3,288)	(123,037)
Parker-Hannifin Corp.	(2,174)	(347,449)
Wabtec Corp.(b)	(4,191)	(383,476)
Total		(1,301,176)
Professional Services (0.1)%
IHS Markit Ltd.(b)	(4,886)	(215,179)
Road & Rail (0.0)%
Avis Budget Group, Inc.(b)	(4,705)	(128,305)
Trading Companies & Distributors (0.2)%
Air Lease Corp.	(12,799)	(478,171)
Total Industrials		(6,715,458)
Information Technology (4.2)%
Communications Equipment (0.3)%
EchoStar Corp., Class A(b)	(7,229)	(438,800)
Juniper Networks, Inc.	(15,798)	(440,448)
Total		(879,248)
Electronic Equipment, Instruments & Components (0.7)%
Avnet, Inc.	(7,211)	(280,364)
Dolby Laboratories, Inc., Class A	(6,789)	(332,389)
IPG Photonics Corp.(b)	(1,972)	(286,137)
Trimble, Inc.(b)	(10,359)	(369,506)
VeriFone Systems, Inc.(b)	(20,673)	(374,181)
Vishay Intertechnology, Inc.	(15,856)	(263,210)
Total		(1,905,787)
Internet Software & Services (0.2)%
eBay, Inc.(b)	(8,546)	(298,426)
Zillow Group, Inc., Class A(b)	(6,666)	(325,568)
Total		(623,994)
IT Services (1.4)%
Accenture PLC, Class A	(4,280)	(529,350)
Automatic Data Processing, Inc.	(2,764)	(283,200)
Conduent, Inc.(b)	(25,431)	(405,370)
DXC Technology Co.(b)	(1,674)	(128,429)
Global Payments, Inc.(b)	(9,425)	(851,266)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	13

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
International Business Machines Corp.	(3,782)	(581,785)
Paychex, Inc.	(5,572)	(317,270)
Teradata Corp.(b)	(11,796)	(347,864)
Wex, Inc.(b)	(2,900)	(302,383)
Total		(3,746,917)
Semiconductors & Semiconductor Equipment (0.5)%
Advanced Micro Devices, Inc.(b)	(9,735)	(121,493)
ASML Holding NV	(1,139)	(148,423)
Intel Corp.	(20,386)	(687,824)
QUALCOMM, Inc.	(2,853)	(157,543)
Teradyne, Inc.	(9,481)	(284,714)
Total		(1,399,997)
Software (0.8)%
Autodesk, Inc.(b)	(3,356)	(338,352)
CA, Inc.	(15,342)	(528,838)
Intuit, Inc.	(2,948)	(391,524)
Oracle Corp.	(15,786)	(791,510)
Total		(2,050,224)
Technology Hardware, Storage & Peripherals (0.3)%
Hewlett Packard Enterprise Co.	(19,620)	(325,496)
Xerox Corp.	(15,640)	(449,337)
Total		(774,833)
Total Information Technology		(11,381,000)
Materials (1.0)%
Chemicals (0.4)%
Agrium, Inc.(b)	(1,671)	(151,209)
Axalta Coating Systems Ltd.(b)	(5,462)	(175,003)
Ecolab, Inc.	(1,868)	(247,977)
International Flavors & Fragrances, Inc.	(1,658)	(223,830)
WR Grace & Co.	(4,129)	(297,329)
Total		(1,095,348)
Construction Materials (0.1)%
Vulcan Materials Co.	(2,255)	(285,663)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging (0.3)%
AptarGroup, Inc.	(2,882)	(250,331)
Ball Corp.	(7,300)	(308,133)
Sonoco Products Co.	(4,496)	(231,184)
Total		(789,648)
Metals & Mining (0.2)%
Alcoa Corp.	(7,600)	(248,140)
ArcelorMittal, Registered Shares(b)	(4,552)	(103,467)
BHP Billiton Ltd., ADR	(3,510)	(124,921)
Total		(476,528)
Total Materials		(2,647,187)
Real Estate (0.1)%
Equity Real Estate Investment Trusts (REITS) (0.1)%
Life Storage, Inc.	(2,973)	(220,299)
Total Real Estate		(220,299)
Telecommunication Services (0.2)%
Diversified Telecommunication Services (0.1)%
Telefonica SA, ADR	(14,676)	(152,484)
Verizon Communications, Inc.(b)	(2,440)	(108,970)
Total		(261,454)
Wireless Telecommunication Services (0.1)%
Rogers Communications, Inc.	(5,403)	(255,076)
Total Telecommunication Services		(516,530)
Utilities (1.0)%
Electric Utilities (0.2)%
PPL Corp.	(3,438)	(132,913)
Southern Co. (The)	(6,872)	(329,031)
Total		(461,944)
Independent Power and Renewable Electricity Producers (0.3)%
Calpine Corp.(b)	(30,655)	(414,762)
NRG Energy, Inc.	(22,530)	(387,967)
Total		(802,729)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities (0.4)%
Consolidated Edison, Inc.	(5,034)	(406,848)
Dominion Energy, Inc.	(4,092)	(313,570)
Sempra Energy	(3,562)	(401,615)
Total		(1,122,033)
Water Utilities (0.1)%
Aqua America, Inc.	(7,479)	(249,051)
Total Utilities		(2,635,757)
Total Common Stocks (Proceeds $45,253,918)		(48,527,781)
Total Investments Sold Short (Proceeds $45,253,918)		(48,527,781)
Total Investments, Net of Investments Sold Short		247,838,899
Other Assets & Liabilities, Net		24,018,227
Net Assets		271,857,126
At June 30, 2017, securities and/or cash totaling $101,091,145 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at June 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	7/19/2017	19,256,000 EUR	21,611,683 USD	—	(398,894)
Barclays	7/19/2017	6,877,000 GBP	8,774,767 USD	—	(186,545)
Barclays	7/19/2017	21,611,653 USD	17,049,000 GBP	604,633	—
Barclays	7/21/2017	400,000 CHF	411,799 USD	—	(5,804)
Barclays	7/21/2017	900,000 GBP	1,159,739 USD	—	(13,118)
Barclays	7/21/2017	1,924,059 USD	2,600,000 CAD	81,536	—
Barclays	7/21/2017	2,080,133 USD	2,000,000 CHF	7,880	—
Barclays	7/21/2017	1,920,439 USD	1,700,000 EUR	22,965	—
Barclays	7/21/2017	991,731 USD	109,381,000 JPY	—	(18,524)
Barclays	7/21/2017	1,427,076 USD	2,000,000 NZD	38,076	—
Barclays	7/21/2017	2,317,027 USD	3,200,000 SGD	7,918	—
BNP Paribas	7/19/2017	7,702,000 EUR	8,648,768 USD	—	(155,005)
BNP Paribas	7/19/2017	73,076,000 NOK	8,643,502 USD	—	(112,176)
BNP Paribas	7/19/2017	8,617,152 USD	7,702,000 EUR	186,622	—
BNP Paribas	7/19/2017	8,649,890 USD	73,076,000 NOK	105,789	—
BNP Paribas	7/21/2017	200,000 CAD	148,207 USD	—	(6,070)
BNP Paribas	7/21/2017	5,500,000 NOK	656,974 USD	—	(2,044)
BNP Paribas	7/21/2017	200,000 NZD	140,018 USD	—	(6,497)
BNP Paribas	7/21/2017	2,855,157 SEK	329,046 USD	—	(10,188)
BNP Paribas	7/21/2017	373,870 USD	500,000 AUD	10,339	—
BNP Paribas	7/21/2017	411,913 USD	400,000 CHF	5,689	—
BNP Paribas	7/21/2017	1,248,233 USD	1,111,857 EUR	22,819	—
BNP Paribas	7/21/2017	130,007 USD	100,000 GBP	310	—
BNP Paribas	7/21/2017	3,052,334 USD	340,030,284 JPY	—	(26,948)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	15

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at June 30, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
BNP Paribas	7/21/2017	1,261,612 USD	1,753,123 SGD	12,112	—
Citi	7/19/2017	113,092,000 SEK	12,964,806 USD	—	(470,527)
Citi	7/19/2017	4,358,598 USD	37,924,000 SEK	146,774	—
Citi	7/21/2017	5,200,000 SGD	3,742,892 USD	—	(35,144)
Credit Suisse	7/21/2017	1,100,000 AUD	822,338 USD	—	(22,922)
Credit Suisse	7/21/2017	2,500,000 CAD	1,852,360 USD	—	(76,097)
Credit Suisse	7/21/2017	3,900,000 CHF	4,015,196 USD	—	(56,430)
Credit Suisse	7/21/2017	2,086,868 EUR	2,342,374 USD	—	(43,290)
Credit Suisse	7/21/2017	700,000 GBP	909,913 USD	—	(2,310)
Credit Suisse	7/21/2017	276,600,000 JPY	2,482,387 USD	21,366	—
Credit Suisse	7/21/2017	29,200,000 SEK	3,365,021 USD	—	(104,363)
Credit Suisse	7/21/2017	1,753,123 SGD	1,261,371 USD	—	(12,352)
Credit Suisse	7/21/2017	517,551 USD	4,332,504 NOK	1,576	—
Credit Suisse	7/21/2017	70,024 USD	100,000 NZD	3,234	—
Deutsche Bank	7/19/2017	17,178,000 AUD	13,048,546 USD	—	(151,737)
Deutsche Bank	7/19/2017	17,145,000 CAD	12,971,086 USD	—	(253,728)
Deutsche Bank	7/19/2017	12,942,077 USD	17,178,000 AUD	258,206	—
Deutsche Bank	7/19/2017	10,593 USD	14,000 CAD	206	—
Deutsche Bank	7/21/2017	1,600,000 CAD	1,185,660 USD	—	(48,553)
Deutsche Bank	7/21/2017	1,424,989 EUR	1,599,393 USD	—	(29,624)
Deutsche Bank	7/21/2017	2,000,000 GBP	2,599,900 USD	—	(6,450)
Deutsche Bank	7/21/2017	212,030,284 JPY	1,903,751 USD	17,232	—
Deutsche Bank	7/21/2017	13,203,329 NOK	1,577,302 USD	—	(4,740)
Deutsche Bank	7/21/2017	2,100,000 NZD	1,470,273 USD	—	(68,137)
Deutsche Bank	7/21/2017	199,382 USD	266,653 AUD	5,519	—
Deutsche Bank	7/21/2017	514,920 USD	500,000 CHF	7,084	—
Deutsche Bank	7/21/2017	4,397,225 USD	38,155,157 SEK	136,162	—
Deutsche Bank	7/21/2017	4,678,278 USD	6,500,000 SGD	44,266	—
HSBC	7/19/2017	8,636,893 USD	11,822,000 NZD	23,952	—
HSBC	7/21/2017	966,653 AUD	722,882 USD	—	(19,912)
HSBC	7/21/2017	500,000 CAD	370,590 USD	—	(15,101)
HSBC	7/21/2017	800,000 JPY	7,183 USD	65	—
HSBC	7/21/2017	11,129,175 NOK	1,330,243 USD	—	(3,270)
HSBC	7/21/2017	300,000 NZD	210,060 USD	—	(9,713)
HSBC	7/21/2017	205,980 USD	200,000 CHF	2,822	—
HSBC	7/21/2017	449,040 USD	400,000 EUR	8,232	—
HSBC	7/21/2017	1,950,150 USD	1,500,000 GBP	4,613	—
HSBC	7/21/2017	968,646 USD	8,400,000 SEK	29,396	—
HSBC	7/21/2017	1,727,389 USD	2,400,000 SGD	16,320	—
Morgan Stanley	7/19/2017	21,006,000 CHF	21,719,953 USD	—	(207,444)
Morgan Stanley	7/19/2017	21,685,916 USD	21,006,000 CHF	241,480	—
State Street	7/21/2017	600,000 CAD	444,644 USD	—	(18,186)
State Street	7/21/2017	523,586 USD	700,000 AUD	14,307	—
State Street	7/21/2017	3,398,842 USD	3,300,000 CHF	46,380	—
State Street	7/21/2017	898,334 USD	800,000 EUR	16,209	—
State Street	7/21/2017	650,233 USD	500,000 GBP	1,355	—
State Street	7/21/2017	3,474,392 USD	386,900,000 JPY	—	(31,988)
State Street	7/21/2017	286,725 USD	2,400,000 NOK	846	—
State Street	7/21/2017	1,541,080 USD	2,200,000 NZD	70,587	—
State Street	7/21/2017	414,960 USD	3,600,000 SEK	12,772	—
State Street	7/21/2017	2,375,054 USD	3,300,000 SGD	22,545	—
UBS	7/19/2017	12,001,000 NZD	8,688,298 USD	—	(103,683)
UBS	7/19/2017	21,634,652 USD	2,406,456,000 JPY	—	(225,412)
UBS	7/19/2017	8,630,229 USD	12,001,000 NZD	161,752	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at June 30, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
UBS	7/21/2017	100,000 CHF	102,998 USD	—	(1,402)
UBS	7/21/2017	346,881,000 JPY	3,114,141 USD	27,801	—
UBS	7/21/2017	18,100,000 SEK	2,085,326 USD	—	(65,218)
UBS	7/21/2017	7,000,000 SGD	5,037,203 USD	—	(48,615)
UBS	7/21/2017	448,639 USD	600,000 AUD	12,412	—
UBS	7/21/2017	2,074,895 USD	2,800,000 CAD	84,977	—
UBS	7/21/2017	1,347,300 USD	1,200,000 EUR	24,515	—
UBS	7/21/2017	780,103 USD	600,000 GBP	1,803	—
UBS	7/21/2017	2,759,267 USD	23,100,000 NOK	8,609	—
UBS	7/21/2017	210,101 USD	300,000 NZD	9,672	—
Total				2,591,735	(3,078,161)

Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
10-Year Mini JGB	139	JPY	18,565,877	09/2017	—	(62,736)
3-Month Euro Euribor	38	EUR	10,881,346	12/2017	—	(153)
90-Day Sterling	66	GBP	10,691,484	12/2017	—	(8,680)
Australian 10-Year Bond	54	AUD	5,364,848	09/2017	—	(106,922)
Banker’s Acceptance	58	CAD	11,030,980	12/2017	—	(45,818)
CAC40 Index	15	EUR	876,571	07/2017	—	(18,904)
Canadian Government 10-Year Bond	59	CAD	6,394,548	09/2017	—	(185,463)
DAX Index	2	EUR	703,564	09/2017	—	(20,753)
EURO STOXX 50	37	EUR	1,449,925	09/2017	—	(45,719)
Euro-Bund	191	EUR	35,312,035	09/2017	—	(581,385)
FTSE 100 Index	18	GBP	1,697,939	09/2017	—	(49,550)
FTSE/MIB Index	4	EUR	468,259	09/2017	—	(9,284)
Hang Seng Index	6	HKD	983,099	07/2017	—	(5,976)
IBEX 35 Index	5	EUR	594,255	07/2017	—	(20,208)
Long Gilt	38	GBP	6,214,847	09/2017	—	(91,514)
Mini MSCI Emerging Markets Index	47	USD	2,369,505	09/2017	7,383	—
Mini MSCI Emerging Markets Index	16	USD	806,640	09/2017	7,123	—
MSCI Singapore IX ETS	49	SGD	1,275,762	07/2017	—	(48)
OMXS30 Index	75	SEK	1,426,831	07/2017	—	(35,567)
S&P 500 E-mini	14	USD	1,694,630	09/2017	—	(5,390)
S&P 500 E-mini	30	USD	3,631,350	09/2017	—	(11,324)
SPI 200 Index	9	AUD	976,910	09/2017	4,610	—
TOPIX Index	16	JPY	2,292,421	09/2017	22,565	—
U.S. Treasury 10-Year Note	51	USD	6,402,094	09/2017	—	(1,680)
U.S. Treasury 10-Year Note	19	USD	2,385,094	09/2017	—	(14,585)
U.S. Treasury 5-Year Note	108	USD	12,726,281	09/2017	—	(27,127)
Total			147,217,095		41,681	(1,348,786)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
10-Year Mini JGB	(51)	JPY	(6,811,940)	09/2017	8,445	—
3-Month Euroyen	(48)	JPY	(10,665,303)	12/2017	—	(141)
Canadian Government 10-Year Bond	(138)	CAD	(14,956,740)	09/2017	242,528	—
Euro CHF 3-Month ICE	(41)	CHF	(10,763,088)	12/2017	5,259	—
EURO STOXX 50	(54)	EUR	(2,116,106)	09/2017	59,532	—
FTSE 100 Index	(16)	GBP	(1,509,279)	09/2017	9,515	—
S&P 500 E-mini	(247)	USD	(29,898,115)	09/2017	168,287	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	17

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Short futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P/TSE 60 Index	(8)	CAD	(1,097,101)	09/2017	21,087	—
U.S. Treasury 10-Year Note	(186)	USD	(23,348,812)	09/2017	88,381	—
Total			(101,166,484)		603,034	(141)
Credit default swap contracts outstanding at June 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Goldman Sachs Group, Inc.	6/20/2022	1.000	USD	2,324,455	(38,651)	(710)	—	(31,545)	—	(7,816)
Citi	Time Warner, Inc.	6/20/2022	1.000	USD	996,000	(30,846)	(304)	—	(29,325)	—	(1,825)
Goldman Sachs International	General Mills, Inc.	6/20/2022	1.000	USD	465,000	(14,133)	—	—	(14,133)	—	—
Goldman Sachs International	Morgan Stanley	6/20/2022	1.000	USD	2,325,000	(43,133)	(710)	—	(34,835)	—	(9,008)
JPMorgan	Time Warner, Inc.	6/20/2022	1.000	USD	664,000	(20,563)	—	—	(19,212)	—	(1,351)
JPMorgan	Valero Energy Corp.	6/20/2022	1.000	USD	1,550,000	(19,544)	(473)	—	(15,196)	—	(4,821)
JPMorgan	Weyerhaeuser Co.	6/20/2022	1.000	USD	1,655,000	(46,229)	—	—	(47,081)	852	—
Total								—	(191,327)	852	(24,821)
Cleared credit default swap contracts outstanding at June 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	14,715,000	55,405	—
Credit default swap contracts outstanding at June 30, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Frontier Communications Corp.	6/20/2019	5.000	3.415	USD	1,550,000	46,486	2,368	49,530	—	—	(676)
Barclays	Frontier Communications Corp.	6/20/2019	5.000	3.415	USD	1,550,000	46,486	2,368	62,020	—	—	(13,166)
Barclays	iStar, Inc.	6/20/2020	5.000	1.360	USD	385,000	40,224	588	42,652	—	—	(1,840)
Barclays	Navient Corp.	6/20/2020	5.000	1.794	USD	580,000	53,116	886	55,693	—	—	(1,691)
Barclays	Valeant Pharmaceuticals International, Inc.	6/20/2019	5.000	3.944	USD	1,550,000	30,710	2,369	19,797	—	13,282	—
Barclays	Verizon Communications, Inc.	12/20/2017	1.000	0.221	USD	1,190,000	4,430	361	3,920	—	871	—
Barclays	Weatherford International Ltd.	6/20/2020	1.000	4.057	USD	385,000	(32,474)	118	—	(13,870)	—	(18,486)
Barclays	Whiting Petroleum Corp.	6/20/2020	5.000	4.930	USD	1,160,000	2,108	1,772	63,192	—	—	(59,312)
Barclays	Whiting Petroleum Corp.	6/20/2020	5.000	4.930	USD	1,160,000	2,108	1,772	67,835	—	—	(63,955)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	Calpine Corp.	6/20/2020	5.000	2.004	USD	195,000	16,626	298	19,023	—	—	(2,099)
Citi	Freeport-McMoRan, Inc.	6/20/2020	1.000	1.697	USD	775,000	(15,455)	236	—	(13,332)	—	(1,887)
Citi	Glencore PLC	6/20/2019	5.000	0.647	USD	385,000	32,755	589	33,108	—	236	—
Citi	Verizon Communications, Inc.	6/20/2022	1.000	0.725	USD	1,550,000	20,197	474	16,629	—	4,042	—
Credit Suisse	DISH DBS Corp.	6/20/2020	5.000	0.998	USD	775,000	89,752	1,184	87,563	—	3,373	—
Goldman Sachs International	Anadarko Petroleum Corp.	6/20/2020	1.000	0.753	USD	1,550,000	11,165	473	20,214	—	—	(8,576)
Goldman Sachs International	Canadian Natural Resources Ltd.	6/20/2020	1.000	0.545	USD	775,000	10,296	237	11,244	—	—	(711)
Goldman Sachs International	DISH DBS Corp.	6/20/2020	5.000	0.998	USD	385,000	44,586	589	44,761	—	414	—
Goldman Sachs International	DISH DBS Corp.	6/20/2022	5.000	2.225	USD	1,550,000	196,383	2,368	156,814	—	41,937	—
Goldman Sachs International	Freeport-McMoRan, Inc.	6/20/2020	1.000	1.697	USD	385,000	(7,678)	119	—	(8,011)	452	—
Goldman Sachs International	Freeport-McMoRan, Inc.	6/20/2020	1.000	1.697	USD	385,000	(7,678)	118	—	(8,004)	444	—
Goldman Sachs International	Glencore PLC	6/20/2019	5.000	0.647	USD	385,000	32,755	589	33,108	—	236	—
Goldman Sachs International	iStar, Inc.	6/20/2020	5.000	1.360	USD	115,000	12,015	175	11,924	—	266	—
Goldman Sachs International	NRG Energy, Inc.	6/20/2020	5.000	1.577	USD	385,000	37,856	588	40,368	—	—	(1,924)
Goldman Sachs International	Rite Aid Corp.	6/20/2020	5.000	2.573	USD	1,160,000	79,817	1,773	105,998	—	—	(24,408)
Goldman Sachs International	Sprint Communications, Inc.	6/20/2020	5.000	1.365	USD	385,000	40,392	588	40,368	—	612	—
Goldman Sachs International	Targa Resources Partners LP/Finance Corp.	6/20/2020	1.000	1.442	USD	1,160,000	(14,544)	353	13,391	—	—	(27,582)
Goldman Sachs International	United Rentals North America, Inc.	6/20/2020	5.000	0.903	USD	385,000	45,850	588	47,824	—	—	(1,386)
Goldman Sachs International	Verizon Communications, Inc.	6/20/2019	1.000	0.356	USD	775,000	9,783	237	9,378	—	642	—
Goldman Sachs International	Weatherford International Ltd.	6/20/2020	1.000	4.057	USD	385,000	(32,474)	118	—	(15,934)	—	(16,422)
Goldman Sachs International	Kroger Co. (The)	6/20/2022	1.000	1.048	USD	465,000	(646)	—	—	(646)	—	—
JPMorgan	Ally Financial, Inc.	6/20/2020	5.000	1.147	USD	385,000	42,817	588	41,387	—	2,018	—
JPMorgan	AT&T, Inc.	6/20/2022	1.000	0.580	USD	665,000	8,085	—	8,085	—	—	—
JPMorgan	Avis Budget Car Rental LLC/Finance, Inc.	6/20/2020	5.000	2.623	USD	1,160,000	78,049	1,772	64,247	—	15,574	—
JPMorgan	Avis Budget Car Rental LLC/Finance, Inc.	6/20/2020	5.000	2.623	USD	1,160,000	78,049	1,773	72,863	—	6,959	—
JPMorgan	Calpine Corp.	6/20/2020	5.000	2.004	USD	385,000	32,826	588	36,373	—	—	(2,959)
JPMorgan	Calpine Corp.	6/20/2020	5.000	2.004	USD	385,000	32,826	588	37,987	—	—	(4,573)
JPMorgan	CenturyLink, Inc.	6/20/2020	1.000	1.334	USD	385,000	(3,712)	118	—	—	—	(3,594)
JPMorgan	CenturyLink, Inc.	6/20/2020	1.000	1.334	USD	385,000	(3,712)	118	552	—	—	(4,146)
JPMorgan	CSC Holdings LLC	6/20/2020	5.000	0.766	USD	385,000	47,395	588	47,777	—	206	—
JPMorgan	Hertz Corp. (The)	6/20/2019	5.000	5.263	USD	1,550,000	(7,585)	2,369	—	(28,909)	23,693	—
JPMorgan	Hess Corp.	6/20/2022	1.000	1.875	USD	1,550,000	(62,766)	474	—	(64,926)	2,634	—
JPMorgan	International Paper Co.	6/20/2022	1.000	0.407	USD	1,655,000	47,032	—	47,081	—	—	(49)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	19

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	Navient Corp.	6/20/2020	5.000	1.794	USD	1,160,000	106,232	1,772	110,893	—	—	(2,889)
JPMorgan	Pactiv Corp.	6/20/2020	5.000	1.088	USD	385,000	43,507	588	47,777	—	—	(3,682)
JPMorgan	Rite Aid Corp.	6/20/2020	5.000	2.573	USD	1,160,000	79,817	1,772	110,964	—	—	(29,375)
JPMorgan	Simon Property Group L.P.	6/20/2022	1.000	0.853	USD	1,550,000	10,811	473	717	—	10,567	—
JPMorgan	United Rentals North America, Inc.	6/20/2020	5.000	0.903	USD	385,000	45,850	588	47,531	—	—	(1,093)
Morgan Stanley	Canadian Natural Resources Ltd.	6/20/2022	1.000	1.260	USD	1,550,000	(18,940)	474	—	(10,683)	—	(7,783)
Total									1,730,588	(164,315)	128,458	(304,264)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Consolidated Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	Variable rate security.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $2,735,288, which represents 1.01% of net assets.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2017.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	168,540,026	91,551,057	(92,877,073)	167,214,010	(452)	710,210	167,214,010
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	11,942,887	—	—	—	11,942,887
Consumer Staples	7,706,380	—	—	—	7,706,380
Energy	4,722,097	—	—	—	4,722,097
Financials	10,605,695	—	—	—	10,605,695
Health Care	12,012,910	—	—	—	12,012,910
Industrials	9,219,225	—	—	—	9,219,225
Information Technology	18,681,034	—	—	—	18,681,034
Materials	3,841,926	—	—	—	3,841,926
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	21

Consolidated Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	1,595,755	—	—	—	1,595,755
Telecommunication Services	230,153	—	—	—	230,153
Utilities	3,823,948	—	—	—	3,823,948
Total Common Stocks	84,382,010	—	—	—	84,382,010
Corporate Bonds & Notes	—	30,689,177	—	—	30,689,177
Exchange-Traded Funds	14,081,483	—	—	—	14,081,483
Money Market Funds	—	—	—	167,214,010	167,214,010
Total Investments	98,463,493	30,689,177	—	167,214,010	296,366,680
Investments Sold Short
Common Stocks
Consumer Discretionary	(6,119,952)	—	—	—	(6,119,952)
Consumer Staples	(4,185,267)	—	—	—	(4,185,267)
Energy	(2,839,309)	—	—	—	(2,839,309)
Financials	(4,680,795)	—	—	—	(4,680,795)
Health Care	(6,586,227)	—	—	—	(6,586,227)
Industrials	(6,715,458)	—	—	—	(6,715,458)
Information Technology	(11,381,000)	—	—	—	(11,381,000)
Materials	(2,647,187)	—	—	—	(2,647,187)
Real Estate	(220,299)	—	—	—	(220,299)
Telecommunication Services	(516,530)	—	—	—	(516,530)
Utilities	(2,635,757)	—	—	—	(2,635,757)
Total Common Stocks	(48,527,781)	—	—	—	(48,527,781)
Total Investments Sold Short	(48,527,781)	—	—	—	(48,527,781)
Total Investments, Net of Investments Sold Short	49,935,712	30,689,177	—	167,214,010	247,838,899
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,591,735	—	—	2,591,735
Futures Contracts	644,715	—	—	—	644,715
Swap Contracts	—	184,715	—	—	184,715
Liability
Forward Foreign Currency Exchange Contracts	—	(3,078,161)	—	—	(3,078,161)
Futures Contracts	(1,348,927)	—	—	—	(1,348,927)
Swap Contracts	—	(329,085)	—	—	(329,085)
Total	49,231,500	30,058,381	—	167,214,010	246,503,891
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$120,514,553
Affiliated issuers, at cost	167,213,577
Total investments, at cost	287,728,130
Investments, at value
Unaffiliated issuers, at value	129,152,670
Affiliated issuers, at value	167,214,010
Total investments, at value	296,366,680
Cash	32,928
Foreign currency (identified cost $464,141)	484,319
Cash collateral held at broker	17,999,365
Margin deposits	4,471,333
Unrealized appreciation on forward foreign currency exchange contracts	2,591,735
Unrealized appreciation on swap contracts	129,310
Premiums paid on outstanding swap contracts	1,730,588
Receivable for:
Investments sold	393,273
Dividends	194,092
Interest	250,358
Foreign tax reclaims	5,168
Variation margin for futures contracts	202,505
Trustees’ deferred compensation plan	21,310
Total assets	324,872,964
Liabilities
Securities sold short, at value (proceeds $45,253,918)	48,527,781
Unrealized depreciation on forward foreign currency exchange contracts	3,078,161
Unrealized depreciation on swap contracts	329,085
Premiums received on outstanding swap contracts	355,642
Payable for:
Investments purchased	130,360
Capital shares purchased	5,710
Dividends and interest on securities sold short	101,243
Variation margin for futures contracts	353,208
Variation margin for swap contracts	41,113
Management services fees	8,200
Distribution and/or service fees	27
Transfer agent fees	447
Compensation of board members	3,130
Compensation of chief compliance officer	30
Other expenses	60,391
Trustees’ deferred compensation plan	21,310
Total liabilities	53,015,838
Net assets applicable to outstanding capital stock	$271,857,126
Represented by
Trust capital	$271,857,126
Total - representing net assets applicable to outstanding capital stock	$271,857,126
Class 1
Net assets	$267,901,512
Shares outstanding	28,096,241
Net asset value per share	$9.54
Class 2
Net assets	$3,955,614
Shares outstanding	419,974
Net asset value per share	$9.42
The accompanying Notes to Consolidated Portfolio of Investments are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	23

Consolidated Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$993,871
Dividends — affiliated issuers	710,210
Interest	138,010
Foreign taxes withheld	(1,522)
Total income	1,840,569
Expenses:
Management services fees	1,490,124
Distribution and/or service fees
Class 2	5,180
Transfer agent fees
Class 1	80,036
Class 2	1,243
Compensation of board members	11,537
Custodian fees	38,140
Printing and postage fees	5,651
Audit fees	23,147
Legal fees	3,503
Dividends and interest on securities sold short	720,973
Compensation of chief compliance officer	60
Other	11,295
Total expenses	2,390,889
Net investment loss	(550,320)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,308,357
Investments — affiliated issuers	(452)
Foreign currency translations	(9,104)
Forward foreign currency exchange contracts	265,836
Futures contracts	2,931,967
Securities sold short	(2,003,096)
Swap contracts	4,946
Net realized gain	3,498,454
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	5,127,985
Investments — affiliated issuers	519
Foreign currency translations	187,412
Forward foreign currency exchange contracts	(387,258)
Futures contracts	(861,492)
Securities sold short	(1,967,520)
Swap contracts	(144,368)
Net change in unrealized appreciation (depreciation)	1,955,278
Net realized and unrealized gain	5,453,732
Net increase in net assets resulting from operations	$4,903,412
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Consolidated Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment loss	$(550,320)	$(1,311,166)
Net realized gain (loss)	3,498,454	(7,324,387)
Net change in unrealized appreciation (depreciation)	1,955,278	2,162,676
Net increase (decrease) in net assets resulting from operations	4,903,412	(6,472,877)
Increase (decrease) in net assets from capital stock activity	(362,895)	5,509,149
Total increase (decrease) in net assets	4,540,517	(963,728)
Net assets at beginning of period	267,316,609	268,280,337
Net assets at end of period	$271,857,126	$267,316,609
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	25

Consolidated Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	22,506	213,882	1,100,243	10,268,682
Redemptions	(16,981)	(162,331)	(424,133)	(3,958,290)
Net increase	5,525	51,551	676,110	6,310,392
Class 2
Subscriptions	36,743	345,650	90,097	845,302
Redemptions	(80,724)	(760,096)	(175,599)	(1,646,545)
Net decrease	(43,981)	(414,446)	(85,502)	(801,243)
Total net increase (decrease)	(38,456)	(362,895)	590,608	5,509,149
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	27

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
6/30/2017 (c)	$9.36	(0.02)	0.20	0.18
12/31/2016	$9.60	(0.05)	(0.19)	(0.24)
12/31/2015	$9.65	(0.05) (f)	0.00 (g)	(0.05)
12/31/2014	$9.82	(0.03)	(0.14)	(0.17)
12/31/2013	$10.04	0.14	(0.36)	(0.22)
12/31/2012 (h)	$10.00	0.17	(0.13)	0.04
Class 2
6/30/2017 (c)	$9.26	(0.03)	0.19	0.16
12/31/2016	$9.51	(0.07)	(0.18)	(0.25)
12/31/2015	$9.59	(0.08) (i)	0.00 (g)	(0.08)
12/31/2014	$9.78	(0.06)	(0.13)	(0.19)
12/31/2013	$10.03	0.07	(0.32)	(0.25)
12/31/2012 (h)	$10.00	0.15	(0.12)	0.03

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended June 30, 2017 (unaudited).
(d)	Annualized.
(e)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	06/30/2017	12/31/2016	12/31/2015	12/31/2014	12/31/2013	12/31/2012
Class 1	0.53%	0.62%	0.24%	—%	0.01%	0.01%
Class 2	0.53%	0.62%	0.28%	—%	less than 0.01%	0.01%

(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.01 per share.
(g)	Rounds to zero.
(h)	Based on operations from April 30, 2012 (fund commencement of operations) through the stated period end.
(i)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.02 per share.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

$9.54	1.92%	1.76% (d),(e)	1.76% (d),(e)	(0.40%) (d)	56%	$267,902
$9.36	(2.50%)	1.86% (e)	1.86% (e)	(0.49%)	165%	$263,020
$9.60	(0.52%)	1.45% (e)	1.45% (e)	(0.54%)	221%	$263,053
$9.65	(1.73%)	1.19%	1.16%	(0.37%)	100%	$330,550
$9.82	(2.19%)	1.25% (e)	1.18% (e)	1.41%	213%	$336,391
$10.04	0.40%	1.28% (d),(e)	1.28% (d),(e)	2.49% (d)	57%	$337,841

$9.42	1.73%	2.01% (d),(e)	2.01% (d),(e)	(0.66%) (d)	56%	$3,956
$9.26	(2.63%)	2.11% (e)	2.10% (e)	(0.75%)	165%	$4,296
$9.51	(0.83%)	1.75% (e)	1.74% (e)	(0.81%)	221%	$5,227
$9.59	(1.94%)	1.44%	1.41%	(0.62%)	100%	$4,155
$9.78	(2.49%)	1.50% (e)	1.38% (e)	0.74%	213%	$4,287
$10.03	0.30%	1.48% (d),(e)	1.48% (d),(e)	2.22% (d)	57%	$3
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	29

Notes to Consolidated Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Diversified Absolute Return Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CVPDAR1 Offshore Fund, Ltd., CVPDAR2 Offshore Fund, Ltd. and CVPDAR3 Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At June 30, 2017, each Subsidiary’s financial statement information is as follows:
	CVPDAR1 Offshore Fund, Ltd.	CVPDAR2 Offshore Fund, Ltd.	CVPDAR3 Offshore Fund, Ltd.
% of consolidated fund net assets	0.02%	2.41%	2.59%
Net assets	$64,892	$6,538,978	$7,046,468
Net investment income	(2,723)	(33,193)	(26,234)
Net realized gain	—	143,309	(1)
Net change in unrealized appreciation (depreciation)	—	(537,703)	—
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
30	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	31

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
32	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts primarily for the purpose of gaining market exposure to various foreign currencies. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage exposure to movements in interest rates, to manage exposure to the securities market and to manage exposure to commodities markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	33

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer to reduce overall credit exposure. Additionally, credit default swap contracts were used to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
34	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	184,715*
Credit risk	Premiums paid on outstanding swap contracts	1,730,588
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	300,102*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,591,735
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	344,613*
Total		5,151,753

	Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital - unrealized depreciation on swap contracts	329,085
Credit risk	Premiums received on outstanding swap contracts	355,642
Equity risk	Component of trust capital - unrealized depreciation on futures	222,723*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	3,078,161
Interest rate risk	Component of trust capital - unrealized depreciation on futures	1,126,204*
Total		5,111,815

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	35

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	4,946	4,946
Equity risk	—	1,476,132	—	1,476,132
Foreign exchange risk	265,836	12	—	265,848
Interest rate risk	—	1,455,823	—	1,455,823
Total	265,836	2,931,967	4,946	3,202,749

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(144,368)	(144,368)
Equity risk	—	96,635	—	96,635
Foreign exchange risk	(387,258)	—	—	(387,258)
Interest rate risk	—	(958,127)	—	(958,127)
Total	(387,258)	(861,492)	(144,368)	(1,393,118)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	131,743,930
Futures contracts — short	85,240,939
Credit default swap contracts — buy protection	12,347,228
Credit default swap contracts — sell protection	20,030,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,966,046	(1,998,114)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
36	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Short Sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments. In addition, collateral is recorded as cash collateral held at broker in the Consolidated Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in "Dividends and interest on securities sold short" in the Consolidated Statement of Operations and a short position is reported as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	37

Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
	Barclays ($)	BNP Paribas ($)	Citi ($)	Credit Suisse ($)	Deutsche Bank ($)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)(a)	JPMorgan ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	State Street ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	763,008	343,680	146,774	26,176	468,675	-	85,400	-	-	241,480	-	185,001	331,541	2,591,735
OTC credit default swap contracts (b)	238,152	-	70,939	90,936	-	529,103	-	664,386	-	-	-	-	-	1,593,516
Total assets	1,001,160	343,680	217,713	117,112	468,675	529,103	85,400	664,386	-	241,480	-	185,001	331,541	4,185,251
Liabilities
Centrally cleared credit default swap contracts (c)	-	-	-	-	-	-	-	-	-	-	41,113	-	-	41,113
Forward foreign currency exchange contracts	622,885	318,928	505,671	317,764	562,969	-	47,996	-	-	207,444	-	50,174	444,330	3,078,161
OTC credit default swap contracts (b)	71,717	-	46,369	-	-	120,288	-	161,506	-	18,466	-	-	-	418,346
Securities borrowed	-	-	-	-	-	-	-	-	48,527,781	-	-	-	-	48,527,781
Total liabilities	694,602	318,928	552,040	317,764	562,969	120,288	47,996	161,506	48,527,781	225,910	41,113	50,174	444,330	52,065,401
Total financial and derivative net assets	306,558	24,752	(334,327)	(200,652)	(94,294)	408,815	37,404	502,880	(48,527,781)	15,570	(41,113)	134,827	(112,789)	(47,880,150)
Total collateral received (pledged) (d)	-	-	-	-	-	-	-	-	(48,527,781)	-	(41,113)	-	-	(48,568,894)
Net amount (e)	306,558	24,752	(334,327)	(200,652)	(94,294)	408,815	37,404	502,880	-	15,570	-	134,827	(112,789)	688,744

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.
(c)	Centrally cleared swaps are included within payable/receivable for variation margin on the Consolidated Statement of Assets and Liabilities.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
38	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Consolidated Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	39

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.95% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2017 was 1.10% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
40	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.06% of the Fund’s average daily net assets attributable to each share class. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 1	1.30%
Class 2	1.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $99,341,210 and $98,750,733, respectively, for the six months ended June 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	41

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
42	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Notes to Consolidated Financial Statements  (continued)
June 30, 2017 (Unaudited)
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Short Selling Risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	43

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Diversified Absolute Return Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to voluntarily limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
44	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the ninety-fourth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for both the one- and three-year periods.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	45

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
46	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017	47

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
48	Columbia Variable Portfolio – Diversified Absolute Return Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Diversified Absolute Return Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
C-1474 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts or life insurance policies offered by the separate accounts of affiliated insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Jeffrey Knight, CFA
Lead manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2015
David Weiss, CFA
Co-manager
Managed Fund since 2016
Brian Virginia
Co-manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	Life
Class 2	04/12/13	5.60	6.07	3.79
Blended Benchmark		5.09	6.17	5.00
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.31	2.04
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index and 11% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2017)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	29.8
International	7.9
U.S. Large Cap	17.7
U.S. Mid Cap	2.0
U.S. Small Cap	2.2
Underlying Funds: Fixed-Income Funds	38.1
Investment Grade	38.1
Allocations to Tactical Assets
Corporate Bonds & Notes	0.9
Exchange-Traded Funds	7.3
Foreign Government Obligations	0.0 (a)
Money Market Fund Shares Held to Cover Open Derivatives Instruments(b)	18.1
Options Purchased Puts	0.3
Residential Mortgage-Backed Securities - Agency	5.5
U.S. Treasury Obligations	0.0 (a)
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in an Affiliated Money Market Fund (amounting to $257.2 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of it’s tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,056.00	1,022.39	2.61	2.57	0.51	5.13	5.04	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
4	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 0.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems Holdings, Inc.(b)
10/07/2024	3.800%		60,000	62,549
L-3 Communications Corp.
05/28/2024	3.950%		82,000	84,846
Lockheed Martin Corp.
11/23/2018	1.850%		38,000	38,075
09/15/2021	3.350%		90,000	93,562
01/15/2023	3.100%		5,000	5,116
Northrop Grumman Corp.
06/01/2018	1.750%		145,000	145,156
Total				429,304
Banking 0.1%
Bank of America Corp.(c)
01/20/2028	3.824%		155,000	157,809
Bank of Nova Scotia (The)
06/11/2018	1.700%		80,000	80,100
Citigroup, Inc.
05/01/2026	3.400%		70,000	69,273
10/21/2026	3.200%		80,000	77,820
Goldman Sachs Group, Inc. (The)
02/25/2026	3.750%		104,000	105,815
01/26/2027	3.850%		45,000	45,808
JPMorgan Chase & Co.
03/01/2018	1.700%		50,000	50,024
03/22/2019	1.850%		50,000	49,955
10/01/2026	2.950%		31,000	29,918
Morgan Stanley
07/27/2026	3.125%		35,000	33,981
01/20/2027	3.625%		90,000	90,710
Wells Fargo & Co.
10/23/2026	3.000%		95,000	92,518
Total				883,731
Cable and Satellite 0.0%
Comcast Corp.
02/15/2018	5.875%		65,000	66,712
Sky PLC(b)
11/24/2023	1.875%	EUR	145,000	173,624
Total				240,336
Chemicals 0.0%
LYB International Finance BV
03/15/2044	4.875%		35,000	37,158
Diversified Manufacturing 0.1%
General Electric Co.
05/26/2023	1.250%	EUR	135,000	159,325
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Honeywell International, Inc.
10/30/2019	1.400%		90,000	89,261
02/22/2023	1.300%	EUR	105,000	123,483
United Technologies Corp.
05/04/2020	1.900%		65,000	65,104
11/01/2046	3.750%		45,000	44,060
Total				481,233
Electric 0.3%
Appalachian Power Co.
05/15/2044	4.400%		40,000	42,439
Arizona Public Service Co.
05/15/2046	3.750%		35,000	34,332
Berkshire Hathaway Energy Co.
11/15/2023	3.750%		55,000	57,809
02/01/2045	4.500%		73,000	79,179
CMS Energy Corp.
03/01/2024	3.875%		55,000	57,511
11/15/2025	3.600%		165,000	167,909
02/15/2027	2.950%		40,000	38,297
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%		25,000	24,980
Dominion Energy, Inc.
06/15/2018	1.900%		105,000	105,225
DTE Energy Co.
06/01/2024	3.500%		90,000	91,468
10/01/2026	2.850%		300,000	285,242
Duke Energy Corp.
10/15/2023	3.950%		337,000	356,433
Duke Energy Florida LLC
01/15/2027	3.200%		35,000	35,462
Duke Energy Progress LLC
10/15/2046	3.700%		30,000	29,500
Emera US Finance LP
06/15/2046	4.750%		90,000	94,680
Eversource Energy
01/15/2018	1.600%		27,000	26,962
05/01/2018	1.450%		180,000	179,676
03/15/2022	2.750%		15,000	15,081
FirstEnergy Corp.
07/15/2047	4.850%		25,000	25,358
Indiana Michigan Power Co.
03/15/2023	3.200%		105,000	107,016
07/01/2047	3.750%		55,000	53,283
innogy Finance II BV(b)
02/14/2033	5.750%	EUR	40,000	67,362
NextEra Energy Capital Holdings, Inc.
04/01/2019	2.300%		15,000	15,069
05/01/2027	3.550%		140,000	141,994

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Oncor Electric Delivery Co. LLC
09/30/2017	5.000%		180,000	181,365
Pacific Gas & Electric Co.
02/15/2024	3.750%		70,000	73,529
03/15/2027	3.300%		5,000	5,058
02/15/2044	4.750%		70,000	79,679
Public Service Electric & Gas Co.
05/15/2027	3.000%		95,000	95,241
Public Service Enterprise Group, Inc.
11/15/2019	1.600%		35,000	34,531
Sierra Pacific Power Co.
05/01/2026	2.600%		15,000	14,463
Southern California Edison Co.
02/01/2045	3.600%		10,000	9,711
Southern Co. (The)
07/01/2046	4.400%		125,000	127,944
Virginia Electric & Power Co.
11/15/2046	4.000%		10,000	10,270
WEC Energy Group, Inc.
06/15/2018	1.650%		45,000	45,008
06/15/2025	3.550%		84,000	86,620
Western Power Distribution PLC(b)
11/06/2023	3.625%	GBP	155,000	218,054
Xcel Energy, Inc.
05/15/2020	4.700%		91,000	96,362
12/01/2026	3.350%		115,000	116,051
Total				3,326,153
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%		265,000	272,943
Anheuser-Busch InBev Worldwide, Inc.
07/15/2017	1.375%		140,000	140,011
ConAgra Foods, Inc.
01/25/2023	3.200%		189,000	190,456
General Mills, Inc.
10/20/2017	1.400%		52,000	51,976
11/16/2020	2.100%	EUR	106,000	127,585
JM Smucker Co. (The)
03/15/2020	2.500%		3,000	3,026
Kellogg Co.
12/01/2023	2.650%		5,000	4,923
Kraft Heinz Foods Co.
06/01/2046	4.375%		50,000	48,878
Molson Coors Brewing Co.(b)
03/15/2019	1.900%		40,000	39,954
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	105,000	119,358
07/15/2046	4.200%		50,000	49,176
PepsiCo, Inc.
02/22/2019	1.500%		105,000	104,761
05/02/2019	1.550%		35,000	34,988
05/02/2047	4.000%		35,000	35,699
Sysco Corp.
07/15/2021	2.500%		20,000	20,056
07/15/2027	3.250%		65,000	64,159
Tyson Foods, Inc.
08/15/2019	2.650%		65,000	65,819
06/02/2047	4.550%		10,000	10,509
Wm. Wrigley Jr., Co.(b)
10/21/2018	2.400%		17,000	17,110
10/21/2019	2.900%		145,000	147,474
Total				1,548,861
Health Care 0.0%
Becton Dickinson and Co.
06/06/2027	3.700%		80,000	80,267
12/15/2044	4.685%		35,000	36,314
Cardinal Health, Inc.
06/15/2027	3.410%		55,000	55,068
Express Scripts Holding Co.
07/15/2046	4.800%		45,000	45,997
Medtronic Global Holdings SCA
03/28/2019	1.700%		110,000	110,062
Total				327,708
Healthcare Insurance 0.0%
UnitedHealth Group, Inc.
12/15/2017	1.400%		85,000	84,978
04/15/2047	4.250%		30,000	32,002
Total				116,980
Independent Energy 0.0%
Anadarko Petroleum Corp.
03/15/2040	6.200%		5,000	5,713
07/15/2044	4.500%		35,000	33,162
Apache Corp.
01/15/2044	4.250%		10,000	9,383
Canadian Natural Resources Ltd.
06/01/2047	4.950%		45,000	45,644
Hess Corp.
04/01/2047	5.800%		35,000	35,335
Noble Energy, Inc.
11/15/2043	5.250%		25,000	25,919

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Woodside Finance Ltd.(b)
03/05/2025	3.650%	36,000	35,834
Total			190,990
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/2042	4.450%	84,000	69,443
09/15/2043	5.200%	70,000	63,341
Total			132,784
Life Insurance 0.1%
American International Group, Inc.
07/10/2025	3.750%	30,000	30,604
Brighthouse Financial, Inc.(b)
06/22/2047	4.700%	90,000	88,958
Five Corners Funding Trust(b)
11/15/2023	4.419%	150,000	161,305
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	85,000	94,401
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/01/2077	4.900%	50,000	53,528
MetLife, Inc.
12/15/2017	1.756%	15,000	15,018
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
03/30/2040	6.063%	30,000	39,016
Nuveen Finance LLC(b)
11/01/2019	2.950%	40,000	40,580
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	100,000	101,409
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	115,000	129,057
05/15/2047	4.270%	46,000	47,091
Voya Financial, Inc.
06/15/2046	4.800%	45,000	46,811
Total			847,778
Media and Entertainment 0.0%
21st Century Fox America, Inc.
09/15/2044	4.750%	45,000	47,755
Scripps Networks Interactive, Inc.
11/15/2024	3.900%	32,000	33,152
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thomson Reuters Corp.
10/15/2019	4.700%	35,000	36,816
05/23/2043	4.500%	12,000	12,002
Total			129,725
Midstream 0.0%
Enterprise Products Operating LLC
05/07/2018	1.650%	42,000	41,966
02/15/2045	5.100%	25,000	27,313
05/15/2046	4.900%	29,000	31,258
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	122,000	118,834
Kinder Morgan, Inc.
02/15/2046	5.050%	30,000	30,112
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	5,000	4,875
06/15/2044	4.700%	73,000	66,432
Southern Natural Gas Co. LLC(b)
03/15/2047	4.800%	45,000	47,563
Williams Partners LP
09/15/2045	5.100%	75,000	77,701
Total			446,054
Natural Gas 0.1%
NiSource Finance Corp.
02/15/2043	5.250%	35,000	40,045
05/15/2047	4.375%	120,000	123,379
Sempra Energy
06/15/2024	3.550%	230,000	235,571
06/15/2027	3.250%	115,000	113,323
Total			512,318
Pharmaceuticals 0.0%
Allergan Funding SCS
03/15/2045	4.750%	14,000	15,103
Amgen Inc.
06/15/2051	4.663%	42,000	44,530
Gilead Sciences, Inc.
03/01/2047	4.150%	25,000	25,101
Pfizer, Inc.
06/01/2018	1.200%	150,000	149,724
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	90,000	89,585
Total			324,043
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
05/15/2042	4.400%	29,000	31,389

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CNA Financial Corp.
05/15/2024	3.950%		56,000	58,073
Liberty Mutual Group, Inc.(b)
05/04/2026	2.750%	EUR	105,000	128,267
Total				217,729
Railroads 0.0%
CSX Corp.
11/01/2046	3.800%		30,000	29,347
Restaurants 0.0%
McDonald’s Corp.
03/01/2018	5.350%		125,000	128,045
12/09/2045	4.875%		20,000	22,235
Total				150,280
Retailers 0.0%
CVS Health Corp.
06/01/2021	2.125%		75,000	74,163
07/20/2022	3.500%		30,000	31,151
Target Corp.
01/15/2018	6.000%		100,000	102,378
04/15/2046	3.625%		15,000	13,986
Wal-Mart Stores, Inc.
04/11/2018	1.125%		35,000	34,930
Total				256,608
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%		15,000	14,473
Technology 0.1%
Apple, Inc.
02/23/2018	1.300%		83,000	82,977
02/09/2045	3.450%		39,000	36,658
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2027	3.875%		70,000	71,873
Cisco Systems, Inc.
09/20/2019	1.400%		80,000	79,392
International Business Machine Corp.
11/19/2019	1.375%	EUR	112,000	131,805
Microsoft Corp.
11/03/2018	1.300%		30,000	29,939
08/08/2046	3.700%		35,000	34,582
02/06/2047	4.250%		15,000	16,198
Oracle Corp.
01/10/2021	2.250%	EUR	100,000	122,102
09/15/2021	1.900%		50,000	49,567
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
QUALCOMM, Inc.
05/20/2047	4.300%		15,000	15,308
Total				670,401
Transportation Services 0.0%
ERAC U.S.A. Finance LLC(b)
11/01/2023	2.700%		85,000	82,860
11/15/2024	3.850%		30,000	30,796
12/01/2026	3.300%		165,000	158,983
11/01/2046	4.200%		5,000	4,721
FedEx Corp.
04/01/2046	4.550%		40,000	41,968
Heathrow Funding Ltd.(b)
02/15/2023	5.225%	GBP	56,000	85,860
Total				405,188
Wireless 0.0%
Rogers Communications, Inc.
03/15/2023	3.000%		91,000	91,560
Wirelines 0.0%
AT&T, Inc.
06/15/2045	4.350%		112,000	103,889
03/01/2047	5.450%		15,000	16,152
Verizon Communications, Inc.
11/01/2042	3.850%		89,000	77,536
03/15/2055	4.672%		18,000	16,893
Total				214,470
Total Corporate Bonds & Notes (Cost $11,895,916)				12,025,212

Equity Funds 31.4%
	Shares	Value ($)
International 8.3%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(d)	2,286,818	23,256,942
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(d)	2,829,812	31,269,416
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(d)	2,062,781	23,144,403
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(d)	3,101,544	34,582,219
Total		112,252,980

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 18.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	1,099,734	22,093,656
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	1,610,996	68,757,304
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(d),(e)	983,925	22,876,265
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	1,335,230	20,442,371
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(d),(e)	587,561	12,802,955
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(d),(e)	679,243	17,551,643
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(d),(e)	740,321	17,501,179
Variable Portfolio – MFS Value Fund, Class 1 Shares(d),(e)	575,086	13,307,503
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(d),(e)	1,359,207	25,077,373
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(d),(e)	763,708	18,222,064
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	620,328	12,971,049
Total		251,603,362
U.S. Mid Cap 2.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(d),(e)	248,662	5,831,115
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(d),(e)	276,734	5,836,328
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(d),(e)	416,508	8,842,465
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	348,451	8,327,980
Total		28,837,888
U.S. Small Cap 2.4%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(d),(e)	503,080	10,796,104
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	514,084	10,322,798
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	401,272	10,545,425
Total		31,664,327
Total Equity Funds (Cost $353,203,051)		424,358,557

Exchange-Traded Funds 7.7%
	Shares	Value ($)
iShares MSCI EAFE ETF	678,987	44,269,952
SPDR S&P 500 ETF Trust	248,625	60,117,525
Total Exchange-Traded Funds (Cost $89,864,009)		104,387,477

Fixed-Income Funds 40.2%

Investment Grade 40.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	10,287,146	105,340,376
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	3,367,752	31,589,520
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	5,576,152	56,709,467
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	3,067,941	31,477,075
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(d)	9,364,204	102,350,752
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(d)	9,105,582	98,340,286
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(d)	10,127,766	106,240,264
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(d)	1,010,228	10,142,686
Total		542,190,426
Total Fixed-Income Funds (Cost $547,208,261)		542,190,426

Foreign Government Obligations(a),(f) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.0%
Enexis Holding NV(b)
10/20/2023	1.500%	EUR	110,000	131,567
Total Foreign Government Obligations (Cost $124,941)				131,567

Residential Mortgage-Backed Securities - Agency 5.8%

Federal National Mortgage Association(g)
07/18/2032	2.500%		12,750,000	12,816,240
07/18/2032	3.000%		1,750,000	1,796,074
07/18/2032- 07/13/2047	3.500%		54,675,000	56,396,242
07/13/2047	4.000%		6,750,000	7,095,674
Total Residential Mortgage-Backed Securities - Agency (Cost $78,349,570)				78,104,230

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
U.S. Treasury Obligations 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/2045	3.000%	25,000	25,773
Total U.S. Treasury Obligations (Cost $24,484)			25,773

Options Purchased Puts 0.3%
Issuer	Notional ($)/Contracts	Exercise Price/Rate	Expiration Date	Value ($)
S&P 500 Index
	125	1,700.00	06/15/2018	183,750
	300	1,800.00	06/15/2018	606,000
	335	1,850.00	06/15/2018	800,650
	382	1,800.00	12/21/2018	1,430,590
	320	1,850.00	12/21/2018	1,371,200
Total Options Purchased Puts (Cost $13,820,865)				4,392,190
Money Market Funds 19.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(d),(h)	257,221,706	257,221,706
Total Money Market Funds (Cost $257,220,038)		257,221,706
Total Investments (Cost: $1,351,711,135)		1,422,837,138
Other Assets & Liabilities, Net		(73,129,243)
Net Assets		1,349,707,895

At June 30, 2017, securities and/or cash totaling $5,209,450 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at June 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Standard Chartered	8/2/2017	241,000 GBP	307,690 USD	—	(6,507)
Standard Chartered	8/2/2017	3,884 USD	3,000 GBP	28	—
UBS	8/2/2017	1,193,000 EUR	1,332,223 USD	—	(32,510)
UBS	8/2/2017	13,681 USD	12,000 EUR	46	—
Total				74	(39,017)
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
10-Year Mini JGB	1	JPY	133,567	09/2017	—	(509)
BP Currency	67	USD	5,462,594	09/2017	105,700	—
Canadian Government 10-Year Bond	2	CAD	216,764	09/2017	—	(6,251)
Euro FX	10	USD	1,433,375	09/2017	25,026	—
Euro-Bobl	2	EUR	300,842	09/2017	—	(3,385)
Euro-Bund	4	EUR	739,519	09/2017	—	(13,504)
Euro-Schatz	1	EUR	127,749	09/2017	—	(344)
FTSE 100 Index	3	GBP	282,990	09/2017	—	(8,111)
JPY Currency	75	USD	8,353,125	09/2017	—	(222,449)
Long Gilt	3	GBP	490,646	09/2017	—	(7,195)
S&P 500 E-mini	667	USD	80,737,015	09/2017	—	(263,727)
S&P 500 Index	8	USD	4,841,800	09/2017	—	(15,130)
SPI 200 Index	32	AUD	3,473,457	09/2017	21,250	—
TOPIX Index	79	JPY	11,318,826	09/2017	40,514	—
U.S. Long Bond	65	USD	9,989,688	09/2017	108,037	—
U.S. Long Bond	5	USD	768,438	09/2017	—	(479)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Long futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	343	USD	43,057,219	09/2017	—	(25,677)
U.S. Treasury 2-Year Note	20	USD	4,322,188	09/2017	—	(7,223)
U.S. Treasury 2-Year Note	329	USD	71,099,985	09/2017	—	(57,221)
U.S. Treasury 5-Year Note	10	USD	1,178,359	09/2017	—	(2,669)
U.S. Treasury 5-Year Note	382	USD	45,013,328	09/2017	—	(44,003)
U.S. Ultra Bond	28	USD	4,644,500	09/2017	90,636	—
U.S. Ultra Bond	5	USD	829,375	09/2017	4,052	—
Total			298,815,349		395,215	(677,877)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
EURO STOXX 50	(26)	EUR	(1,018,866)	09/2017	28,893	—
Russell 2000 Mini	(40)	USD	(2,828,600)	09/2017	—	(19,020)
S&P/TSE 60 Index	(22)	CAD	(3,017,027)	09/2017	57,971	—
U.S. Long Bond	(15)	USD	(2,305,312)	09/2017	—	(13,865)
U.S. Treasury 2-Year Note	(145)	USD	(31,335,860)	09/2017	24,646	—
U.S. Treasury Ultra 10-Year Note	(7)	USD	(943,687)	09/2017	3,976	—
Total			(41,449,352)		115,486	(32,885)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $2,259,796, which represents 0.17% of net assets.
(c)	Variable rate security.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	287,582,585	58,642,170	(89,003,049)	257,221,706	—	(821)	1,021,439	257,221,706
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	1,223,665	969	(124,900)	1,099,734	—	192,804	—	22,093,656
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	1,776,809	1,588	(167,401)	1,610,996	—	619,239	—	68,757,304
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	1,060,246	1,056	(77,377)	983,925	—	90,985	—	22,876,265
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	10,014,207	410,916	(137,977)	10,287,146	888,650	(96,475)	2,934,490	105,340,376
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	1,557,802	839	(223,411)	1,335,230	—	294,291	—	20,442,371
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	3,330,307	92,757	(55,312)	3,367,752	—	(49,112)	733,639	31,589,520
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	5,480,137	250,984	(154,969)	5,576,152	220,309	(48,136)	1,920,805	56,709,467
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares	278,217	259	(29,814)	248,662	—	59,946	—	5,831,115
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares	298,508	526	(22,300)	276,734	—	56,586	—	5,836,328
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	584,843	55,701	(52,983)	587,561	—	187,137	—	12,802,955
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	633,729	5,847	(136,496)	503,080	—	428,959	—	10,796,104
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3,012,090	100,048	(44,197)	3,067,941	21,065	(15,103)	895,213	31,477,075
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	9,193,897	308,970	(138,663)	9,364,204	626,717	(18,118)	2,373,448	102,350,752
Variable Portfolio – DFA International Value Fund, Class 1 Shares	3,608,400	54,982	(1,376,564)	2,286,818	—	(1,030,296)	389,649	23,256,942
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	467,414	283	(51,189)	416,508	—	83,662	—	8,842,465
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	1,381,080	1,578,743	(130,011)	2,829,812	—	(22,129)	264,134	31,269,416
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	1,435,470	35,686	(791,913)	679,243	—	2,199,997	—	17,551,643
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	612,951	187,217	(59,847)	740,321	—	59,027	—	17,501,179
Variable Portfolio – MFS Value Fund, Class 1 Shares	584,863	50,221	(59,998)	575,086	—	86,907	—	13,307,503
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	1,484,785	1,395	(126,973)	1,359,207	—	186,895	—	25,077,373
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	484,189	366,961	(87,442)	763,708	—	106,214	—	18,222,064
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	3,379,035	208,353	(1,524,607)	2,062,781	2,035,990	(1,952,382)	111,550	23,144,403
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	8,896,045	263,629	(54,092)	9,105,582	78,519	(12,581)	2,272,676	98,340,286
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	605,396	2,211	(93,523)	514,084	—	119,457	—	10,322,798
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	458,436	6,006	(63,170)	401,272	—	285,502	—	10,545,425
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	3,603,956	46,534	(548,946)	3,101,544	—	(783,593)	512,834	34,582,219
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	610,173	56,579	(46,424)	620,328	—	86,311	—	12,971,049
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	9,967,954	249,903	(90,091)	10,127,766	368,600	(12,620)	1,755,813	106,240,264
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	375,955	2,830	(30,334)	348,451	—	101,142	—	8,327,980
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	1,005,863	16,080	(11,715)	1,010,228	570	(1,595)	99,901	10,142,686
Total	364,989,007	63,000,243	(95,515,688)	332,473,562	4,240,420	1,202,100	15,285,591	1,223,770,689

(e)	Non-income producing investment.
(f)	Principal and interest may not be guaranteed by the government.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at June 30, 2017.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	12,025,212	—	—	12,025,212
Equity Funds	—	—	—	424,358,557	424,358,557
Exchange-Traded Funds	104,387,477	—	—	—	104,387,477
Fixed-Income Funds	—	—	—	542,190,426	542,190,426
Foreign Government Obligations	—	131,567	—	—	131,567
Residential Mortgage-Backed Securities - Agency	—	78,104,230	—	—	78,104,230
U.S. Treasury Obligations	25,773	—	—	—	25,773
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Options Purchased Puts	4,392,190	—	—	—	4,392,190
Money Market Funds	—	—	—	257,221,706	257,221,706
Total Investments	108,805,440	90,261,009	—	1,223,770,689	1,422,837,138
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	74	—	—	74
Futures Contracts	510,701	—	—	—	510,701
Liability
Forward Foreign Currency Exchange Contracts	—	(39,017)	—	—	(39,017)
Futures Contracts	(710,762)	—	—	—	(710,762)
Total	108,605,379	90,222,066	—	1,223,770,689	1,422,598,134
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017	15

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$180,258,920
Affiliated issuers, at cost	1,157,631,350
Options purchased, at cost	13,820,865
Total investments, at cost	1,351,711,135
Investments, at value
Unaffiliated issuers, at value	194,674,259
Affiliated issuers, at value	1,223,770,689
Options purchased, at value	4,392,190
Total investments, at value	1,422,837,138
Foreign currency (identified cost $88,027)	89,643
Margin deposits	5,209,450
Unrealized appreciation on forward foreign currency exchange contracts	74
Receivable for:
Investments sold	729,295
Dividends	500,977
Interest	200,580
Foreign tax reclaims	93
Variation margin for futures contracts	95,636
Trustees’ deferred compensation plan	25,185
Total assets	1,429,688,071
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	39,017
Payable for:
Investments purchased	10,624
Investments purchased on a delayed delivery basis	78,448,639
Capital shares purchased	917,393
Variation margin for futures contracts	469,104
Management services fees	8,442
Distribution and/or service fees	9,258
Transfer agent fees	660
Compensation of board members	4,226
Compensation of chief compliance officer	146
Other expenses	47,482
Trustees’ deferred compensation plan	25,185
Total liabilities	79,980,176
Net assets applicable to outstanding capital stock	$1,349,707,895
Represented by
Trust capital	$1,349,707,895
Total - representing net assets applicable to outstanding capital stock	$1,349,707,895
Class 2
Net assets	$1,349,707,895
Shares outstanding	115,383,453
Net asset value per share	$11.70
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,271,909
Dividends — affiliated issuers	15,285,591
Interest	192,130
Total income	16,749,630
Expenses:
Management services fees	1,483,752
Distribution and/or service fees
Class 2	1,687,544
Transfer agent fees
Class 2	115,607
Compensation of board members	20,592
Custodian fees	18,103
Printing and postage fees	36,357
Audit fees	12,011
Legal fees	17,531
Compensation of chief compliance officer	305
Other	17,134
Total expenses	3,408,936
Net investment income	13,340,694
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,777,860
Investments — affiliated issuers	1,202,100
Capital gain distributions from underlying affiliated funds	4,240,420
Foreign currency translations	(32,331)
Forward foreign currency exchange contracts	(53,320)
Futures contracts	12,561,775
Net realized gain	19,696,504
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	9,036,478
Investments — affiliated issuers	39,163,116
Foreign currency translations	75,197
Forward foreign currency exchange contracts	(53,292)
Futures contracts	(672,120)
Options purchased	(7,721,209)
Net change in unrealized appreciation (depreciation)	39,828,170
Net realized and unrealized gain	59,524,674
Net increase in net assets resulting from operations	$72,865,368
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$13,340,694	$7,554,478
Net realized gain (loss)	19,696,504	(10,522,156)
Net change in unrealized appreciation (depreciation)	39,828,170	37,983,037
Net increase in net assets resulting from operations	72,865,368	35,015,359
Increase (decrease) in net assets from capital stock activity	(82,121,790)	387,407,865
Total increase (decrease) in net assets	(9,256,422)	422,423,224
Net assets at beginning of period	1,358,964,317	936,541,093
Net assets at end of period	$1,349,707,895	$1,358,964,317
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	1,491,115	17,125,694	39,216,296	429,179,666
Redemptions	(8,709,239)	(99,247,484)	(3,795,946)	(41,771,801)
Net increase (decrease)	(7,218,124)	(82,121,790)	35,420,350	387,407,865
Total net increase (decrease)	(7,218,124)	(82,121,790)	35,420,350	387,407,865
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013 (a)
Per share data
Net asset value, beginning of period	$11.08	$10.74	$10.94	$10.45	$10.00
Income from investment operations:
Net investment income	0.11	0.07	0.09	0.05	0.05
Net realized and unrealized gain (loss)	0.51	0.27	(0.29)	0.44	0.40
Total from investment operations	0.62	0.34	(0.20)	0.49	0.45
Net asset value, end of period	$11.70	$11.08	$10.74	$10.94	$10.45
Total return	5.60%	3.17%	(1.83%)	4.69%	4.50%
Ratios to average net assets
Total gross expenses(b)	0.51% (c)	0.51%	0.52%	0.52%	0.65% (c)
Total net expenses(b),(d)	0.51% (c)	0.51%	0.52%	0.52%	0.61% (c)
Net investment income	1.98% (c)	0.64%	0.83%	0.51%	0.71% (c)
Supplemental data
Net assets, end of period (in thousands)	$1,349,708	$1,358,964	$936,541	$703,842	$257,285
Portfolio turnover	49%	108%	118%	122%	60%

Notes to Financial Highlights
(a)	Class 2 shares commenced operations on April 12, 2013. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website, www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments, to produce incremental earnings and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	148,628*
Equity risk	Investments, at value — Options Purchased	4,392,190
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	74
Foreign exchange risk	Component of trust capital — unrealized appreciation on futures contracts	130,726*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	231,347*
Total		4,902,965

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	305,988*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	39,017
Foreign exchange risk	Component of trust capital - unrealized depreciation on futures	222,449*
Interest rate risk	Component of trust capital - unrealized depreciation on futures	182,325*
Total		749,779

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	10,939,905	10,939,905
Foreign exchange risk	(53,320)	616,508	563,188
Interest rate risk	—	1,005,362	1,005,362
Total	(53,320)	12,561,775	12,508,455

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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	(1,601,446)	(7,721,209)	(9,322,656)
Foreign exchange risk	(53,292)	251,662	—	198,370
Interest rate risk	—	677,664	—	677,664
Total	(53,292)	(672,120)	(7,721,209)	(8,446,622)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	312,703,380
Futures contracts — short	41,209,342

Derivative instrument	Average market value ($)*
Options contracts — purchased	5,347,010

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,879	21,980

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
	Deutsche Bank ($)	Standard Chartered ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	28	46	74
Options purchased puts	4,392,190	-	-	4,392,190
Total Assets	4,392,190	28	46	4,392,264
Liabilities
Forward foreign currency exchange contracts	-	6,507	32,510	39,017
Total Liabilities	-	6,507	32,510	39,017
Total Financial and Derivative Net Assets	4,392,190	(6,479)	(32,464)	4,353,247
Total collateral received (pledged) (a)	-	-	-	-
Net Amount (b)	4,392,190	(6,479)	(32,464)	4,353,247

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.22% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund’s average daily net assets on assets invested in securities (other than Underlying Funds that paid a transfer agency fee to the Transfer Agent), including other funds that did not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
For the six months ended June 30, 2017, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 shares was 0.02%.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 2	1.10%
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $570,017,292 and $590,612,355, respectively, for the six months ended June 30, 2017, of which $467,544,538 and $468,247,017, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is
30	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017	31

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
32	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the ninetieth and eighty-sixth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017	33

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are both ranked in the second quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
34	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017	35

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
36	Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund | Semiannual Report 2017

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Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6619 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Managed Volatility Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts or life insurance policies offered by the separate accounts of affiliated insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Managed Volatility Growth Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Managed Volatility Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio Management
Jeffrey Knight, CFA
Lead manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2015
David Weiss, CFA
Co-manager
Managed Fund since 2016
Brian Virginia
Co-manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	Life
Class 2	04/12/13	8.14	11.09	5.67
Blended Benchmark		7.48	11.98	7.58
Russell 3000 Index		8.93	18.51	12.66
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 46% Russell 3000 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net).
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2017)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	60.4
International	16.6
U.S. Large Cap	36.3
U.S. Mid Cap	3.5
U.S. Small Cap	4.0
Underlying Funds: Fixed-Income Funds	10.1
Investment Grade	10.1
Allocations to Tactical Assets
Corporate Bonds & Notes	0.6
Exchange-Traded Funds	8.0
Foreign Government Obligations	0.0 (a)
Money Market Fund Shares Held to Cover Open Derivatives Instruments(b)	15.6
Options Purchased Puts	0.6
Residential Mortgage-Backed Securities - Agency	4.7
U.S. Treasury Obligations	0.0 (a)
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in an Affiliated Money Market Fund (amounting to $1,470.1 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of it’s tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,081.40	1,022.64	2.39	2.32	0.46	5.45	5.29	1.05
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
4	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 0.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems Holdings, Inc.(b)
10/07/2024	3.800%		260,000	271,045
L-3 Communications Corp.
05/28/2024	3.950%		341,000	352,833
Lockheed Martin Corp.
11/23/2018	1.850%		154,000	154,303
09/15/2021	3.350%		365,000	379,446
01/15/2023	3.100%		15,000	15,348
Northrop Grumman Corp.
06/01/2018	1.750%		600,000	600,647
Total				1,773,622
Apartment REIT 0.0%
Grand City Properties SA(b)
04/17/2025	1.500%	EUR	200,000	228,640
Banking 0.1%
Bank of America Corp.(c)
01/20/2028	3.824%		645,000	656,691
Bank of Nova Scotia (The)
06/11/2018	1.700%		330,000	330,411
Citigroup, Inc.
05/01/2026	3.400%		295,000	291,936
10/21/2026	3.200%		315,000	306,418
Goldman Sachs Group, Inc. (The)
02/25/2026	3.750%		418,000	425,295
01/26/2027	3.850%		180,000	183,232
JPMorgan Chase & Co.
03/01/2018	1.700%		215,000	215,104
03/22/2019	1.850%		200,000	199,818
10/01/2026	2.950%		145,000	139,939
Morgan Stanley
07/27/2026	3.125%		155,000	150,489
01/20/2027	3.625%		390,000	393,077
Wells Fargo & Co.
10/23/2026	3.000%		405,000	394,418
Total				3,686,828
Cable and Satellite 0.0%
Comcast Corp.
02/15/2018	5.875%		270,000	277,112
07/15/2046	3.400%		25,000	22,736
Sky PLC(b)
11/24/2023	1.875%	EUR	640,000	766,339
09/16/2024	3.750%		15,000	15,421
Total				1,081,608
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chemicals 0.0%
LYB International Finance BV
03/15/2044	4.875%		125,000	132,706
LyondellBasell Industries NV
04/15/2019	5.000%		145,000	151,582
Total				284,288
Consumer Cyclical Services 0.0%
Motability Operations Group PLC(b)
07/16/2026	3.750%	GBP	225,000	335,715
Consumer Products 0.0%
Reckitt Benckiser Treasury Services PLC(b)
06/26/2024	2.750%		235,000	232,956
Diversified Manufacturing 0.0%
General Electric Co.
05/26/2023	1.250%	EUR	585,000	690,410
Honeywell International, Inc.
10/30/2019	1.400%		375,000	371,922
02/22/2023	1.300%	EUR	440,000	517,451
United Technologies Corp.
05/04/2020	1.900%		270,000	270,432
05/22/2023	1.250%	EUR	270,000	317,874
11/01/2046	3.750%		75,000	73,433
Total				2,241,522
Electric 0.2%
Appalachian Power Co.
05/15/2044	4.400%		170,000	180,364
Arizona Public Service Co.
05/15/2046	3.750%		140,000	137,326
Berkshire Hathaway Energy Co.
11/15/2023	3.750%		220,000	231,238
02/01/2045	4.500%		291,000	315,632
CMS Energy Corp.
03/01/2024	3.875%		210,000	219,586
11/15/2025	3.600%		725,000	737,781
02/15/2027	2.950%		140,000	134,040
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%		100,000	99,919
Dominion Energy, Inc.
06/15/2018	1.900%		435,000	435,931
DTE Energy Co.
06/01/2024	3.500%		345,000	350,629
10/01/2026	2.850%		1,260,000	1,198,017
Duke Energy Corp.
10/15/2023	3.950%		1,433,000	1,515,634
09/01/2046	3.750%		10,000	9,507

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Duke Energy Florida LLC
01/15/2027	3.200%		125,000	126,650
Duke Energy Progress LLC
10/15/2046	3.700%		120,000	117,999
Emera US Finance LP
06/15/2046	4.750%		369,000	388,186
Eversource Energy
01/15/2018	1.600%		108,000	107,849
05/01/2018	1.450%		754,000	752,642
03/15/2022	2.750%		55,000	55,296
FirstEnergy Corp.
07/15/2047	4.850%		105,000	106,504
Indiana Michigan Power Co.
03/15/2023	3.200%		455,000	463,736
07/01/2047	3.750%		210,000	203,443
innogy Finance II BV(b)
02/14/2033	5.750%	EUR	160,000	269,450
MidAmerican Energy Co.
08/01/2047	3.950%		75,000	76,994
NextEra Energy Capital Holdings, Inc.
04/01/2019	2.300%		65,000	65,300
05/01/2027	3.550%		580,000	588,262
Oncor Electric Delivery Co. LLC
09/30/2017	5.000%		766,000	771,809
Pacific Gas & Electric Co.
02/15/2024	3.750%		325,000	341,386
03/15/2027	3.300%		25,000	25,288
02/15/2044	4.750%		280,000	318,718
Public Service Electric & Gas Co.
05/15/2027	3.000%		390,000	390,988
Public Service Enterprise Group, Inc.
11/15/2019	1.600%		145,000	143,055
Sierra Pacific Power Co.
05/01/2026	2.600%		35,000	33,748
Southern California Edison Co.
02/01/2045	3.600%		35,000	33,988
Southern Co. (The)
07/01/2046	4.400%		520,000	532,249
Virginia Electric & Power Co.
11/15/2046	4.000%		30,000	30,811
WEC Energy Group, Inc.
06/15/2018	1.650%		180,000	180,031
06/15/2025	3.550%		338,000	348,542
Western Power Distribution PLC(b)
11/06/2023	3.625%	GBP	630,000	886,284
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Xcel Energy, Inc.
05/15/2020	4.700%		379,000	401,334
12/01/2026	3.350%		475,000	479,342
Total				13,805,488
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%		1,120,000	1,153,570
Anheuser-Busch InBev Worldwide, Inc.
07/15/2017	1.375%		595,000	595,049
ConAgra Foods, Inc.
01/25/2023	3.200%		801,000	807,172
Diageo Capital PLC
07/15/2020	4.828%		200,000	215,779
General Mills, Inc.
10/20/2017	1.400%		207,000	206,904
11/16/2020	2.100%	EUR	440,000	529,600
Kellogg Co.
12/01/2023	2.650%		10,000	9,847
Kraft Heinz Co. (The)(b)
07/01/2027	4.125%	GBP	260,000	373,834
Kraft Heinz Foods Co.
06/01/2046	4.375%		10,000	9,775
Molson Coors Brewing Co.(b)
03/15/2019	1.900%		170,000	169,806
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	490,000	557,005
07/15/2046	4.200%		160,000	157,362
Mondelez International, Inc.(b)
10/28/2019	1.625%		340,000	336,530
PepsiCo, Inc.
02/22/2019	1.500%		445,000	443,986
05/02/2019	1.550%		145,000	144,949
05/02/2047	4.000%		130,000	132,597
Sysco Corp.
07/15/2021	2.500%		80,000	80,222
07/15/2027	3.250%		270,000	266,509
Tyson Foods, Inc.
08/15/2019	2.650%		265,000	268,337
06/02/2047	4.550%		45,000	47,289
Wm. Wrigley Jr., Co.(b)
10/21/2018	2.400%		68,000	68,439
10/21/2019	2.900%		605,000	615,321
Total				7,189,882
Health Care 0.0%
Becton Dickinson and Co.
06/06/2027	3.700%		345,000	346,152
12/15/2044	4.685%		135,000	140,067

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Health, Inc.
06/15/2027	3.410%	240,000	240,295
Express Scripts Holding Co.
07/15/2046	4.800%	180,000	183,990
Medtronic Global Holdings SCA
03/28/2019	1.700%	440,000	440,247
Total			1,350,751
Healthcare Insurance 0.0%
UnitedHealth Group, Inc.
12/15/2017	1.400%	352,000	351,909
04/15/2047	4.250%	130,000	138,676
Total			490,585
Independent Energy 0.0%
Anadarko Petroleum Corp.
03/15/2040	6.200%	30,000	34,279
07/15/2044	4.500%	145,000	137,386
Apache Corp.
01/15/2044	4.250%	40,000	37,532
Canadian Natural Resources Ltd.
06/01/2047	4.950%	200,000	202,860
Hess Corp.
04/01/2047	5.800%	150,000	151,435
Noble Energy, Inc.
11/15/2043	5.250%	119,000	123,376
Woodside Finance Ltd.(b)
03/05/2025	3.650%	143,000	142,340
Total			829,208
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/2042	4.450%	372,000	307,533
09/15/2043	5.200%	260,000	235,265
Total			542,798
Life Insurance 0.1%
American International Group, Inc.
07/10/2025	3.750%	125,000	127,517
Brighthouse Financial, Inc.(b)
06/22/2047	4.700%	365,000	360,773
Five Corners Funding Trust(b)
11/15/2023	4.419%	735,000	790,394
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	355,000	394,262
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/01/2077	4.900%	200,000	214,111
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
MetLife, Inc.
12/15/2017	1.756%		55,000	55,066
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
03/30/2040	6.063%		145,000	188,579
Nuveen Finance LLC(b)
11/01/2019	2.950%		180,000	182,612
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%		636,000	644,959
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%		485,000	544,285
05/15/2047	4.270%		168,000	171,987
Voya Financial, Inc.
06/15/2046	4.800%		130,000	135,231
Total				3,809,776
Media and Entertainment 0.0%
21st Century Fox America, Inc.
09/15/2044	4.750%		210,000	222,856
Scripps Networks Interactive, Inc.
11/15/2024	3.900%		138,000	142,969
Thomson Reuters Corp.
10/15/2019	4.700%		140,000	147,265
05/23/2043	4.500%		58,000	58,010
Time Warner, Inc.
09/15/2023	1.950%	EUR	120,000	142,909
Total				714,009
Midstream 0.0%
Enterprise Products Operating LLC
05/07/2018	1.650%		170,000	169,864
02/15/2045	5.100%		164,000	179,173
05/15/2046	4.900%		75,000	80,839
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		459,000	447,088
Kinder Morgan, Inc.
02/15/2046	5.050%		175,000	175,651
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%		35,000	34,127
06/15/2044	4.700%		318,000	289,387
Southern Natural Gas Co. LLC(b)
03/15/2047	4.800%		185,000	195,537
Williams Partners LP
09/15/2045	5.100%		321,000	332,562
Total				1,904,228

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Natural Gas 0.0%
NiSource Finance Corp.
02/15/2043	5.250%		135,000	154,458
05/15/2047	4.375%		520,000	534,644
Sempra Energy
12/01/2023	4.050%		15,000	15,856
06/15/2024	3.550%		940,000	962,768
06/15/2027	3.250%		480,000	473,002
Total				2,140,728
Pharmaceuticals 0.0%
Allergan Funding SCS
03/15/2045	4.750%		59,000	63,647
Amgen Inc.
06/15/2051	4.663%		169,000	179,182
Gilead Sciences, Inc.
03/01/2047	4.150%		105,000	105,424
Pfizer, Inc.
06/01/2018	1.200%		630,000	628,840
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%		375,000	373,272
Total				1,350,365
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
05/15/2042	4.400%		15,000	16,236
Berkshire Hathaway, Inc.
03/16/2035	1.625%	EUR	140,000	147,302
CNA Financial Corp.
05/15/2024	3.950%		242,000	250,960
Liberty Mutual Group, Inc.(b)
05/04/2026	2.750%	EUR	445,000	543,608
Total				958,106
Railroads 0.0%
CSX Corp.
11/01/2046	3.800%		115,000	112,498
Restaurants 0.0%
McDonald’s Corp.
03/01/2018	5.350%		505,000	517,301
12/09/2045	4.875%		70,000	77,822
Total				595,123
Retailers 0.0%
CVS Health Corp.
06/01/2021	2.125%		305,000	301,598
07/20/2022	3.500%		125,000	129,795
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Target Corp.
04/15/2046	3.625%		70,000	65,269
Wal-Mart Stores, Inc.
04/11/2018	1.125%		150,000	149,702
Total				646,364
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%		65,000	62,717
Technology 0.1%
Apple, Inc.
02/23/2018	1.300%		342,000	341,904
01/17/2024	1.375%	EUR	140,000	166,197
02/09/2045	3.450%		113,000	106,214
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2027	3.875%		285,000	292,628
Cisco Systems, Inc.
09/20/2019	1.400%		330,000	327,491
International Business Machine Corp.
11/19/2019	1.375%	EUR	466,000	548,402
Microsoft Corp.
11/03/2018	1.300%		115,000	114,768
08/08/2046	3.700%		130,000	128,446
02/06/2047	4.250%		65,000	70,190
Oracle Corp.
01/10/2021	2.250%	EUR	349,000	426,137
09/15/2021	1.900%		205,000	203,224
QUALCOMM, Inc.
05/20/2047	4.300%		55,000	56,129
Total				2,781,730
Transportation Services 0.0%
ERAC U.S.A. Finance LLC(b)
11/01/2023	2.700%		360,000	350,936
11/15/2024	3.850%		140,000	143,714
12/01/2026	3.300%		700,000	674,475
11/01/2046	4.200%		10,000	9,441
FedEx Corp.
04/01/2046	4.550%		165,000	173,118
Heathrow Funding Ltd.(b)
02/15/2023	5.225%	GBP	233,000	357,239
Total				1,708,923
Wireless 0.0%
Rogers Communications, Inc.
08/15/2018	6.800%		65,000	68,573
03/15/2023	3.000%		365,000	367,245
Total				435,818

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.0%
AT&T, Inc.
06/15/2045	4.350%	473,000	438,745
03/01/2047	5.450%	65,000	69,991
Verizon Communications, Inc.
11/01/2042	3.850%	385,000	335,411
03/15/2055	4.672%	69,000	64,757
Total			908,904
Total Corporate Bonds & Notes (Cost $51,652,163)			52,203,180

Equity Funds 63.0%
	Shares	Value ($)
International 17.3%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(d)	31,217,486	317,481,836
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(d)	41,981,884	463,899,816
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(d)	28,164,877	316,009,915
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(d)	41,728,875	465,276,959
Total		1,562,668,526
U.S. Large Cap 37.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	14,907,868	299,499,076
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	20,576,221	878,193,125
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(d),(e)	13,089,067	304,320,797
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	18,106,810	277,215,266
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(d),(e)	9,279,101	202,191,615
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(d),(e)	9,495,537	245,364,685
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(d),(e)	10,587,895	250,297,826
Variable Portfolio – MFS Value Fund, Class 1 Shares(d),(e)	8,505,338	196,813,511
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(d),(e)	18,264,486	336,979,768
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(d),(e)	10,152,598	242,240,982
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	9,132,211	190,954,541
Total		3,424,071,192
U.S. Mid Cap 3.7%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(d),(e)	2,897,650	67,949,895
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(d),(e)	3,208,482	67,666,888
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(d),(e)	4,735,301	100,530,437
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	4,110,181	98,233,316
Total		334,380,536
U.S. Small Cap 4.2%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(d),(e)	5,941,847	127,512,031
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	6,285,554	126,213,933
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	4,785,684	125,767,762
Total		379,493,726
Total Equity Funds (Cost $4,874,079,427)		5,700,613,980

Exchange-Traded Funds 8.3%

iShares MSCI EAFE ETF	5,135,000	334,802,000
SPDR S&P 500 ETF Trust	1,738,300	420,320,940
Total Exchange-Traded Funds (Cost $642,442,078)		755,122,940

Fixed-Income Funds 10.6%

Investment Grade 10.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	16,271,508	166,620,242
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	5,266,779	49,402,389
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	8,960,030	91,123,510
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	4,776,697	49,008,917
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(d)	15,260,626	166,798,641
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(d)	22,016,391	237,777,019

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(d)	17,010,913	178,444,476
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(d)	1,605,626	16,120,483
Total		955,295,677
Total Fixed-Income Funds (Cost $961,949,460)		955,295,677

Foreign Government Obligations(a),(f) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.0%
Enexis Holding NV(b)
10/20/2023	1.500%	EUR	415,000	496,368
04/28/2026	0.875%	EUR	300,000	335,600
Total				831,968
Norway 0.0%
Avinor AS(b)
04/29/2025	1.000%	EUR	200,000	229,043
Total Foreign Government Obligations (Cost $995,030)				1,061,011

Residential Mortgage-Backed Securities - Agency 4.9%

Federal National Mortgage Association(g)
07/18/2032	2.500%		55,000,000	55,285,741
07/18/2032	3.000%		25,000,000	25,658,203
07/18/2032- 07/13/2047	3.500%		311,275,000	321,108,150
07/13/2047	4.000%		43,000,000	45,202,069
Total Residential Mortgage-Backed Securities - Agency (Cost $448,652,988)				447,254,163

U.S. Treasury Obligations 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/2045	3.000%	100,000	103,092
Total U.S. Treasury Obligations (Cost $97,934)			103,092

Options Purchased Puts 0.6%
Issuer	Notional ($)/Contracts	Exercise Price/Rate	Expiration Date	Value ($)
S&P 500 Index
	1,000	1,700.00	06/15/2018	1,470,000
	3,000	1,800.00	06/15/2018	6,060,000
	4,050	1,850.00	06/15/2018	9,679,500
	4,887	1,800.00	12/21/2018	18,301,815
	4,200	1,850.00	12/21/2018	17,997,000
Total Options Purchased Puts (Cost $161,449,513)				53,508,315

Money Market Funds 16.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(d),(h)	1,470,066,709	1,470,066,709
Total Money Market Funds (Cost $1,470,050,627)		1,470,066,709
Total Investments (Cost: $8,611,369,220)		9,435,229,067
Other Assets & Liabilities, Net		(389,460,381)
Net Assets		9,045,768,686

At June 30, 2017, securities and/or cash totaling $59,377,150 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at June 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Standard Chartered	8/2/2017	1,541,000 GBP	1,967,425 USD	—	(41,606)
Standard Chartered	8/2/2017	5,178 USD	4,000 GBP	37	—
UBS	8/2/2017	6,264,000 EUR	6,995,009 USD	—	(170,700)
UBS	8/2/2017	38,763 USD	34,000 EUR	131	—
Total				168	(212,306)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
10-Year Mini JGB	3	JPY	400,702	09/2017	—	(1,526)
AUD/USD Currency	200	USD	15,350,000	09/2017	198,480	—
BP Currency	930	USD	75,824,062	09/2017	1,467,180	—
Canadian Government 10-Year Bond	9	CAD	975,440	09/2017	—	(29,760)
DAX Index	10	EUR	3,517,821	09/2017	—	(103,763)
Euro FX	50	USD	7,166,875	09/2017	125,128	—
Euro-Bobl	7	EUR	1,052,948	09/2017	—	(11,848)
Euro-Bund	6	EUR	1,109,279	09/2017	—	(20,256)
Euro-Buxl 30-Year	1	EUR	186,764	09/2017	—	(4,607)
Euro-Schatz	4	EUR	510,998	09/2017	—	(1,377)
FTSE 100 Index	50	GBP	4,716,496	09/2017	—	(135,184)
FTSE/MIB Index	28	EUR	3,277,810	09/2017	—	(64,986)
JPY Currency	900	USD	100,237,500	09/2017	—	(2,669,385)
Long Gilt	8	GBP	1,308,389	09/2017	—	(19,187)
S&P 500 E-mini	6,080	USD	735,953,600	09/2017	—	(2,451,801)
S&P 500 Index	190	USD	114,992,750	09/2017	—	(359,338)
SPI 200 Index	343	AUD	37,231,115	09/2017	227,770	—
TOPIX Index	934	JPY	133,820,049	09/2017	478,986	—
U.S. Long Bond	129	USD	19,825,688	09/2017	214,412	—
U.S. Long Bond	80	USD	12,295,000	09/2017	—	(7,664)
U.S. Treasury 10-Year Note	2,192	USD	275,164,500	09/2017	—	(611,420)
U.S. Treasury 2-Year Note	1,337	USD	288,938,236	09/2017	—	(232,536)
U.S. Treasury 2-Year Note	750	USD	162,082,032	09/2017	—	(270,881)
U.S. Treasury 5-Year Note	20	USD	2,356,719	09/2017	—	(5,338)
U.S. Treasury 5-Year Note	1,973	USD	232,490,306	09/2017	—	(468,656)
U.S. Ultra Bond	387	USD	64,193,625	09/2017	1,291,539	—
U.S. Ultra Bond	15	USD	2,488,125	09/2017	12,156	—
Total			2,297,466,829		4,015,651	(7,469,513)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
EURO STOXX 50	(711)	EUR	(27,862,067)	09/2017	790,115	—
Russell 2000 Mini	(675)	USD	(47,732,625)	09/2017	—	(320,963)
S&P/TSE 60 Index	(300)	CAD	(41,141,271)	09/2017	790,515	—
U.S. Long Bond	(57)	USD	(8,760,188)	09/2017	—	(55,460)
U.S. Treasury 10-Year Note	(2)	USD	(251,063)	09/2017	1,434	—
U.S. Treasury 2-Year Note	(2,460)	USD	(531,629,065)	09/2017	418,136	—
U.S. Treasury 2-Year Note	(4)	USD	(864,438)	09/2017	1,242	—
U.S. Treasury Ultra 10-Year Note	(33)	USD	(4,448,813)	09/2017	10,853	—
Total			(662,689,530)		2,012,295	(376,423)
Cleared credit default swap contracts outstanding at June 30, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	0.604	USD	300,000,000	1,198,910	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $11,832,671, which represents 0.13% of net assets.
(c)	Variable rate security.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	1,335,260,139	673,050,195	(538,243,625)	1,470,066,709	—	(1,679)	5,370,242	1,470,066,709
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	15,117,568	—	(209,700)	14,907,868	—	482,380	—	299,499,076
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	20,379,407	197,687	(873)	20,576,221	—	129	—	878,193,125
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	13,211,095	—	(122,028)	13,089,067	—	281,579	—	304,320,797
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	14,942,020	1,329,488	—	16,271,508	1,404,196	—	4,636,920	166,620,242
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	18,300,452	—	(193,642)	18,106,810	—	306,702	—	277,215,266
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	4,919,529	347,250	—	5,266,779	—	—	1,146,546	49,402,389
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	8,200,534	759,496	—	8,960,030	353,571	—	3,082,674	91,123,510
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares	2,735,949	161,701	—	2,897,650	—	—	—	67,949,895
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares	3,038,380	170,102	—	3,208,482	—	—	—	67,666,888
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	8,061,819	1,457,195	(239,913)	9,279,101	—	897,603	—	202,191,615
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	8,226,251	16,770	(2,301,174)	5,941,847	—	6,277,600	—	127,512,031
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4,396,993	379,704	—	4,776,697	32,776	—	1,392,893	49,008,917
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	14,031,057	1,229,569	—	15,260,626	1,020,434	—	3,864,498	166,798,641
Variable Portfolio – DFA International Value Fund, Class 1 Shares	43,017,670	606,002	(12,406,186)	31,217,486	—	(18,947,963)	5,262,712	317,481,836
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	4,446,796	288,505	—	4,735,301	—	—	—	100,530,437
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	14,149,927	27,831,957	—	41,981,884	—	—	3,802,136	463,899,816
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	16,404,263	98,356	(7,007,082)	9,495,537	—	25,300,598	—	245,364,685
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	7,125,983	3,509,616	(47,704)	10,587,895	—	7,479	—	250,297,826
Variable Portfolio – MFS Value Fund, Class 1 Shares	7,199,592	1,399,477	(93,731)	8,505,338	—	289,904	—	196,813,511
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	18,409,232	—	(144,746)	18,264,486	—	279,398	—	336,979,768
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	5,862,199	4,334,989	(44,590)	10,152,598	—	82,167	—	242,240,982
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	37,969,141	3,329,296	(13,133,560)	28,164,877	27,734,643	(21,901,652)	1,485,345	316,009,915
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	20,327,506	1,688,885	—	22,016,391	189,680	—	5,490,190	237,777,019
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	7,918,728	50,588	(1,683,762)	6,285,554	—	2,256,271	—	126,213,933
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	6,020,276	10,263	(1,244,855)	4,785,684	—	5,694,063	—	125,767,762
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	40,495,247	1,516,114	(282,486)	41,728,875	—	(716,831)	6,775,954	465,276,959
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	7,691,441	1,564,255	(123,485)	9,132,211	—	313,123	—	190,954,541
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	15,494,165	1,516,748	—	17,010,913	618,573	—	2,946,556	178,444,476
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	3,849,949	260,232	—	4,110,181	—	—	—	98,233,316
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	1,484,177	121,449	—	1,605,626	906	—	158,632	16,120,483
Total	1,728,687,485	727,225,889	(577,523,142)	1,878,390,232	31,354,779	900,871	45,415,298	8,125,976,366

(e)	Non-income producing investment.
(f)	Principal and interest may not be guaranteed by the government.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at June 30, 2017.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	52,203,180	—	—	52,203,180
Equity Funds	—	—	—	5,700,613,980	5,700,613,980
Exchange-Traded Funds	755,122,940	—	—	—	755,122,940
Fixed-Income Funds	—	—	—	955,295,677	955,295,677
Foreign Government Obligations	—	1,061,011	—	—	1,061,011
Residential Mortgage-Backed Securities - Agency	—	447,254,163	—	—	447,254,163
U.S. Treasury Obligations	103,092	—	—	—	103,092
Options Purchased Puts	53,508,315	—	—	—	53,508,315
Money Market Funds	—	—	—	1,470,066,709	1,470,066,709
Total Investments	808,734,347	500,518,354	—	8,125,976,366	9,435,229,067
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	168	—	—	168
Futures Contracts	6,027,946	—	—	—	6,027,946
Swap Contracts	—	1,198,910	—	—	1,198,910
Liability
Forward Foreign Currency Exchange Contracts	—	(212,306)	—	—	(212,306)
Futures Contracts	(7,845,936)	—	—	—	(7,845,936)
Total	806,916,357	501,505,126	—	8,125,976,366	9,434,397,849
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$1,143,840,193
Affiliated issuers, at cost	7,306,079,514
Options purchased, at cost	161,449,513
Total investments, at cost	8,611,369,220
Investments, at value
Unaffiliated issuers, at value	1,255,744,386
Affiliated issuers, at value	8,125,976,366
Options purchased, at value	53,508,315
Total investments, at value	9,435,229,067
Foreign currency (identified cost $302,025)	307,999
Cash collateral held at broker	710,000
Margin deposits	58,667,150
Unrealized appreciation on forward foreign currency exchange contracts	168
Receivable for:
Investments sold	4,057,310
Dividends	3,221,649
Interest	1,018,362
Foreign tax reclaims	388
Variation margin for futures contracts	1,276,038
Variation margin for swap contracts	205,891
Prepaid expenses	1
Trustees’ deferred compensation plan	108,503
Total assets	9,504,802,526
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	212,306
Payable for:
Investments purchased	47,810
Investments purchased on a delayed delivery basis	449,224,865
Capital shares purchased	5,268,691
Variation margin for futures contracts	3,968,361
Management services fees	46,082
Distribution and/or service fees	61,979
Transfer agent fees	4,038
Compensation of board members	11,257
Compensation of chief compliance officer	909
Other expenses	79,039
Trustees’ deferred compensation plan	108,503
Total liabilities	459,033,840
Net assets applicable to outstanding capital stock	$9,045,768,686
Represented by
Trust capital	$9,045,768,686
Total - representing net assets applicable to outstanding capital stock	$9,045,768,686
Class 2
Net assets	$9,045,768,686
Shares outstanding	716,557,083
Net asset value per share	$12.62
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	17

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,304,440
Dividends — affiliated issuers	45,415,298
Interest	885,576
Total income	55,605,314
Expenses:
Management services fees	7,953,232
Distribution and/or service fees
Class 2	10,809,459
Transfer agent fees
Class 2	691,694
Compensation of board members	78,825
Custodian fees	24,155
Printing and postage fees	42,236
Audit fees	13,039
Legal fees	109,434
Compensation of chief compliance officer	1,850
Other	97,910
Total expenses	19,821,834
Net investment income	35,783,480
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	14,869,051
Investments — affiliated issuers	900,871
Capital gain distributions from underlying affiliated funds	31,354,779
Foreign currency translations	(213,188)
Forward foreign currency exchange contracts	(285,220)
Futures contracts	126,317,848
Swap contracts	2,817,554
Net realized gain	175,761,695
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	65,112,298
Investments — affiliated issuers	502,078,829
Foreign currency translations	728,214
Forward foreign currency exchange contracts	(294,461)
Futures contracts	(11,569,869)
Options purchased	(89,438,656)
Swap contracts	326,809
Net change in unrealized appreciation (depreciation)	466,943,164
Net realized and unrealized gain	642,704,859
Net increase in net assets resulting from operations	$678,488,339
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$35,783,480	$28,812,569
Net realized gain (loss)	175,761,695	(185,806,111)
Net change in unrealized appreciation (depreciation)	466,943,164	428,943,086
Net increase in net assets resulting from operations	678,488,339	271,949,544
Increase in net assets from capital stock activity	134,433,969	519,362,729
Total increase in net assets	812,922,308	791,312,273
Net assets at beginning of period	8,232,846,378	7,441,534,105
Net assets at end of period	$9,045,768,686	$8,232,846,378
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	19

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	17,746,124	218,885,950	55,380,621	621,499,142
Redemptions	(6,924,994)	(84,451,981)	(8,865,923)	(102,136,413)
Net increase	10,821,130	134,433,969	46,514,698	519,362,729
Total net increase	10,821,130	134,433,969	46,514,698	519,362,729
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013 (a)
Per share data
Net asset value, beginning of period	$11.67	$11.29	$11.68	$11.14	$10.00
Income from investment operations:
Net investment income	0.05	0.04	0.03	0.03	0.02
Net realized and unrealized gain (loss)	0.90	0.34	(0.42)	0.51	1.12
Total from investment operations	0.95	0.38	(0.39)	0.54	1.14
Net asset value, end of period	$12.62	$11.67	$11.29	$11.68	$11.14
Total return	8.14%	3.37%	(3.34%)	4.85%	11.40%
Ratios to average net assets
Total gross expenses(b)	0.46% (c)	0.47%	0.48%	0.49%	0.53% (c)
Total net expenses(b),(d)	0.46% (c)	0.47%	0.48%	0.49%	0.51% (c)
Net investment income	0.83% (c)	0.37%	0.29%	0.26%	0.27% (c)
Supplemental data
Net assets, end of period (in thousands)	$9,045,769	$8,232,846	$7,441,534	$6,005,482	$1,992,053
Portfolio turnover	47%	91%	74%	47%	36%

Notes to Financial Highlights
(a)	Class 2 shares commenced operations on April 12, 2013. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	21

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Managed Volatility Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website, www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
22	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
24	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings, to facilitate buying and selling of securities for investments, to decrease the Fund’s exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer to reduce overall credit exposure and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be
26	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	1,198,910*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	2,287,386*
Equity risk	Investments, at value — Options Purchased	53,508,315
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	168
Foreign exchange risk	Component of trust capital — unrealized appreciation on futures contracts	1,790,788*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	1,949,772*
Total		60,735,339

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	3,436,035*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	212,306
Foreign exchange risk	Component of trust capital - unrealized depreciation on futures	2,669,385*
Interest rate risk	Component of trust capital - unrealized depreciation on futures	1,740,516*
Total		8,058,242

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	2,817,554	2,817,554
Equity risk	(285,220)	114,118,701	—	113,833,481
Foreign exchange risk	—	8,394,877	—	8,394,877
Interest rate risk	—	3,804,270	—	3,804,270
Total	(285,220)	126,317,848	2,817,554	128,850,182

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	326,809	326,809
Equity risk	—	(17,479,856)	(89,438,656)	—	(106,918,512)
Foreign exchange risk	(294,461)	3,839,152	—	—	3,544,691
Interest rate risk	—	2,070,835	—	—	2,070,835
Total	(294,461)	(11,569,869)	(89,438,656)	326,809	(100,976,177)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,296,024,044
Futures contracts — short	645,167,633
Credit default swap contracts — sell protection	300,000,000

Derivative instrument	Average market value ($)*
Options contracts — purchased	64,874,410

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	7,652	(127,557)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
28	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
	Deutsche Bank ($)	Morgan Stanley ($)	Standard Chartered ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	205,891	-	-	205,891
Forward foreign currency exchange contracts	-	-	37	131	168
Options purchased puts	53,508,315	-	-	-	53,508,315
Total assets	53,508,315	205,891	37	131	53,714,374
Liabilities
Forward foreign currency exchange contracts	-	-	41,606	170,700	212,306
Total liabilities	-	-	41,606	170,700	212,306
Total financial and derivative net assets	53,508,315	205,891	(41,569)	(170,569)	53,502,068
Total collateral received (pledged) (b)	-	-	-	-	-
Net amount (c)	53,508,315	205,891	(41,569)	(170,569)	53,502,068

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
30	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.18% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund’s average daily net assets on assets invested in securities (other than Underlying Funds that paid a transfer agency fee to the Transfer Agent), including other funds that did not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
For the six months ended June 30, 2017, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 shares was 0.02%.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 2	1.10%
32	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,730,977,225 and $3,545,175,357, respectively, for the six months ended June 30, 2017, of which $2,677,733,280 and $2,681,768,824, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
34	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Managed Volatility Growth Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	35

Board Consideration and Approval of Management
Agreement  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the eighty-sixth and eighty-ninth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
36	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are ranked in the second and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	37

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
38	Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Managed Volatility Growth Fund | Semiannual Report 2017	39

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Columbia Variable Portfolio – Managed Volatility Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6599 AL (8/17)

SemiAnnual Report
June 30, 2017
Columbia Variable Portfolio – Managed Volatility Conservative Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts or life insurance policies offered by the separate accounts of affiliated insurance companies and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. Please contact your financial advisor or insurance representative for more information.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Variable Portfolio – Managed Volatility Conservative Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Variable Portfolio – Managed Volatility Conservative Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Jeffrey Knight, CFA
Lead manager
Managed Fund since 2013
Anwiti Bahuguna, Ph.D.
Co-manager
Managed Fund since 2015
David Weiss, CFA
Co-manager
Managed Fund since 2016
Brian Virginia
Co-manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2017)
	Inception	6 Months cumulative	1 Year	Life
Class 2	04/12/13	4.17	3.50	2.79
Blended Benchmark		3.86	3.35	3.76
Bloomberg Barclays U.S. Aggregate Bond Index		2.27	-0.31	2.04
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Blended Benchmark consists of 80% Bloomberg Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index and 6% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2017)
Allocations to Underlying Funds
Underlying Funds: Equity Funds	15.0
International	3.8
U.S. Large Cap	8.7
U.S. Mid Cap	1.0
U.S. Small Cap	1.5
Underlying Funds: Fixed-Income Funds	51.7
Investment Grade	51.7
Allocations to Tactical Assets
Corporate Bonds & Notes	1.2
Exchange-Traded Funds	6.8
Foreign Government Obligations	0.0 (a)
Money Market Fund Shares Held to Cover Open Derivatives Instruments(b)	19.4
Options Purchased Puts	0.2
Residential Mortgage-Backed Securities - Agency	5.7
U.S. Treasury Obligations	0.0 (a)
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in an Affiliated Money Market Fund (amounting to $84.1 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of it’s tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in Class 2 shares of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2017 — June 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,041.70	1,022.29	2.70	2.67	0.53	4.94	4.89	0.97
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
4	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Portfolio of Investments
June 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 1.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems Holdings, Inc.(b)
10/07/2024	3.800%		25,000	26,062
L-3 Communications Corp.
05/28/2024	3.950%		33,000	34,145
Lockheed Martin Corp.
11/23/2018	1.850%		17,000	17,034
09/15/2021	3.350%		40,000	41,583
01/15/2023	3.100%		5,000	5,116
Northrop Grumman Corp.
06/01/2018	1.750%		65,000	65,070
Total				189,010
Banking 0.1%
Bank of America Corp.(c)
01/20/2028	3.824%		65,000	66,178
Bank of Nova Scotia (The)
06/11/2018	1.700%		35,000	35,044
Citigroup, Inc.
05/01/2026	3.400%		30,000	29,688
10/21/2026	3.200%		35,000	34,046
Goldman Sachs Group, Inc. (The)
02/25/2026	3.750%		39,000	39,681
01/26/2027	3.850%		20,000	20,359
JPMorgan Chase & Co.
03/01/2018	1.700%		20,000	20,010
03/22/2019	1.850%		20,000	19,982
10/01/2026	2.950%		14,000	13,511
Morgan Stanley
07/27/2026	3.125%		15,000	14,563
01/20/2027	3.625%		40,000	40,316
Wells Fargo & Co.
10/23/2026	3.000%		40,000	38,955
Total				372,333
Cable and Satellite 0.0%
Comcast Corp.
02/15/2018	5.875%		30,000	30,790
Sky PLC(b)
11/24/2023	1.875%	EUR	100,000	119,741
Total				150,531
Chemicals 0.0%
LYB International Finance BV
03/15/2044	4.875%		15,000	15,925
Diversified Manufacturing 0.1%
General Electric Co.
10/09/2042	4.125%		15,000	15,784
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Honeywell International, Inc.
10/30/2019	1.400%		40,000	39,672
02/22/2023	1.300%	EUR	100,000	117,602
United Technologies Corp.
05/04/2020	1.900%		30,000	30,048
11/01/2046	3.750%		20,000	19,582
Total				222,688
Electric 0.4%
Appalachian Power Co.
05/15/2044	4.400%		10,000	10,610
Arizona Public Service Co.
05/15/2046	3.750%		15,000	14,714
Berkshire Hathaway Energy Co.
11/15/2023	3.750%		25,000	26,277
02/01/2045	4.500%		29,000	31,455
CMS Energy Corp.
03/01/2024	3.875%		40,000	41,826
11/15/2025	3.600%		45,000	45,793
02/15/2027	2.950%		25,000	23,936
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%		10,000	9,992
Dominion Energy, Inc.
06/15/2018	1.900%		45,000	45,096
DTE Energy Co.
06/01/2024	3.500%		35,000	35,571
10/01/2026	2.850%		130,000	123,605
Duke Energy Corp.
10/15/2023	3.950%		129,000	136,439
09/01/2046	3.750%		5,000	4,753
Duke Energy Florida LLC
01/15/2027	3.200%		15,000	15,198
Duke Energy Progress LLC
10/15/2046	3.700%		10,000	9,833
Emera US Finance LP
06/15/2046	4.750%		40,000	42,080
Eversource Energy
01/15/2018	1.600%		11,000	10,985
05/01/2018	1.450%		78,000	77,860
03/15/2022	2.750%		5,000	5,027
FirstEnergy Corp.
07/15/2047	4.850%		10,000	10,143
Indiana Michigan Power Co.
03/15/2023	3.200%		50,000	50,960
07/01/2047	3.750%		30,000	29,063
innogy Finance II BV(b)
02/14/2033	5.750%	EUR	15,000	25,261

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
04/01/2019	2.300%		5,000	5,023
05/01/2027	3.550%		60,000	60,855
Oncor Electric Delivery Co. LLC
09/30/2017	5.000%		76,000	76,576
Pacific Gas & Electric Co.
02/15/2024	3.750%		30,000	31,513
02/15/2044	4.750%		30,000	34,148
Public Service Electric & Gas Co.
05/15/2027	3.000%		40,000	40,101
Public Service Enterprise Group, Inc.
11/15/2019	1.600%		15,000	14,799
Sierra Pacific Power Co.
05/01/2026	2.600%		10,000	9,642
Southern California Edison Co.
02/01/2045	3.600%		5,000	4,855
Southern Co. (The)
07/01/2046	4.400%		50,000	51,178
Virginia Electric & Power Co.
11/15/2046	4.000%		5,000	5,135
WEC Energy Group, Inc.
06/15/2018	1.650%		20,000	20,003
06/15/2025	3.550%		35,000	36,092
Western Power Distribution PLC(b)
11/06/2023	3.625%	GBP	100,000	140,680
Xcel Energy, Inc.
05/15/2020	4.700%		38,000	40,239
12/01/2026	3.350%		50,000	50,457
Total				1,447,773
Food and Beverage 0.2%
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%		110,000	113,297
Anheuser-Busch InBev Worldwide, Inc.
07/15/2017	1.375%		60,000	60,005
ConAgra Foods, Inc.
01/25/2023	3.200%		80,000	80,616
General Mills, Inc.
10/20/2017	1.400%		20,000	19,991
Kraft Heinz Foods Co.
06/01/2046	4.375%		20,000	19,551
Molson Coors Brewing Co.(b)
03/15/2019	1.900%		15,000	14,983
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	100,000	113,674
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc.
02/22/2019	1.500%	45,000	44,897
05/02/2019	1.550%	15,000	14,995
05/02/2047	4.000%	15,000	15,300
Sysco Corp.
07/15/2021	2.500%	10,000	10,028
07/15/2027	3.250%	25,000	24,677
Tyson Foods, Inc.
08/15/2019	2.650%	25,000	25,315
06/02/2047	4.550%	5,000	5,254
Wm. Wrigley Jr., Co.(b)
10/21/2018	2.400%	8,000	8,052
10/21/2019	2.900%	60,000	61,023
Total			631,658
Health Care 0.0%
Becton Dickinson and Co.
06/06/2027	3.700%	50,000	50,167
12/15/2044	4.685%	10,000	10,375
Cardinal Health, Inc.
06/15/2027	3.410%	25,000	25,031
Express Scripts Holding Co.
07/15/2046	4.800%	20,000	20,444
Medtronic Global Holdings SCA
03/28/2019	1.700%	45,000	45,025
Total			151,042
Healthcare Insurance 0.0%
UnitedHealth Group, Inc.
12/15/2017	1.400%	43,000	42,989
04/15/2047	4.250%	10,000	10,667
Total			53,656
Independent Energy 0.0%
Anadarko Petroleum Corp.
03/15/2040	6.200%	5,000	5,713
07/15/2044	4.500%	10,000	9,475
Apache Corp.
01/15/2044	4.250%	5,000	4,691
Canadian Natural Resources Ltd.
06/01/2047	4.950%	25,000	25,358
Hess Corp.
04/01/2047	5.800%	20,000	20,191
Noble Energy, Inc.
11/15/2043	5.250%	11,000	11,405
Woodside Finance Ltd.(b)
03/05/2025	3.650%	15,000	14,931
Total			91,764

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/2042	4.450%	37,000	30,588
09/15/2043	5.200%	25,000	22,622
Total			53,210
Life Insurance 0.1%
American International Group, Inc.
07/10/2025	3.750%	15,000	15,302
Brighthouse Financial, Inc.(b)
06/22/2047	4.700%	35,000	34,595
Five Corners Funding Trust(b)
11/15/2023	4.419%	105,000	112,913
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	35,000	38,871
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/01/2077	4.900%	20,000	21,411
MetLife, Inc.
12/15/2017	1.756%	5,000	5,006
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
03/30/2040	6.063%	15,000	19,508
Nuveen Finance LLC(b)
11/01/2019	2.950%	15,000	15,218
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	100,000	101,409
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	50,000	56,112
05/15/2047	4.270%	18,000	18,427
Total			438,772
Media and Entertainment 0.0%
21st Century Fox America, Inc.
09/15/2044	4.750%	20,000	21,224
Scripps Networks Interactive, Inc.
11/15/2024	3.900%	12,000	12,432
Thomson Reuters Corp.
10/15/2019	4.700%	15,000	15,779
05/23/2043	4.500%	5,000	5,001
Total			54,436
Midstream 0.1%
Enterprise Products Operating LLC
05/07/2018	1.650%	17,000	16,986
02/15/2045	5.100%	13,000	14,203
05/15/2046	4.900%	7,000	7,545
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	50,000	48,702
Kinder Morgan, Inc.
02/15/2046	5.050%	15,000	15,056
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	5,000	4,875
06/15/2044	4.700%	31,000	28,211
Southern Natural Gas Co. LLC(b)
03/15/2047	4.800%	22,000	23,253
Williams Partners LP
09/15/2045	5.100%	31,000	32,117
Total			190,948
Natural Gas 0.1%
NiSource Finance Corp.
02/15/2043	5.250%	25,000	28,603
05/15/2047	4.375%	40,000	41,127
Sempra Energy
06/15/2024	3.550%	100,000	102,422
06/15/2027	3.250%	40,000	39,417
Total			211,569
Pharmaceuticals 0.0%
Allergan Funding SCS
03/15/2045	4.750%	6,000	6,473
Amgen Inc.
06/15/2051	4.663%	13,000	13,783
Gilead Sciences, Inc.
03/01/2047	4.150%	10,000	10,040
Pfizer, Inc.
06/01/2018	1.200%	65,000	64,880
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	40,000	39,816
Total			134,992
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
05/15/2042	4.400%	18,000	19,483
CNA Financial Corp.
05/15/2024	3.950%	26,000	26,962
Liberty Mutual Group, Inc.(b)
06/15/2023	4.250%	52,000	55,436
Total			101,881
Railroads 0.0%
CSX Corp.
11/01/2046	3.800%	10,000	9,782

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Restaurants 0.0%
McDonald’s Corp.
03/01/2018	5.350%		50,000	51,218
12/09/2045	4.875%		10,000	11,117
Total				62,335
Retailers 0.0%
CVS Health Corp.
06/01/2021	2.125%		30,000	29,665
07/20/2022	3.500%		10,000	10,384
Target Corp.
04/15/2046	3.625%		5,000	4,662
Wal-Mart Stores, Inc.
04/11/2018	1.125%		15,000	14,970
Total				59,681
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%		5,000	4,824
Technology 0.1%
Apple, Inc.
02/23/2018	1.300%		35,000	34,990
02/09/2045	3.450%		18,000	16,919
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2027	3.875%		30,000	30,803
Cisco Systems, Inc.
09/20/2019	1.400%		35,000	34,734
International Business Machine Corp.
11/19/2019	1.375%	EUR	100,000	117,683
Microsoft Corp.
11/03/2018	1.300%		10,000	9,980
08/08/2046	3.700%		15,000	14,821
02/06/2047	4.250%		5,000	5,399
Oracle Corp.
09/15/2021	1.900%		20,000	19,827
QUALCOMM, Inc.
05/20/2047	4.300%		5,000	5,102
Total				290,258
Transportation Services 0.1%
ERAC U.S.A. Finance LLC(b)
11/01/2023	2.700%		35,000	34,119
11/15/2024	3.850%		10,000	10,265
12/01/2026	3.300%		75,000	72,265
FedEx Corp.
04/01/2046	4.550%		15,000	15,738
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Heathrow Funding Ltd.(b)
02/15/2023	5.225%	GBP	50,000	76,661
Total				209,048
Wireless 0.0%
Rogers Communications, Inc.
03/15/2023	3.000%		36,000	36,221
Wirelines 0.0%
AT&T, Inc.
06/15/2045	4.350%		48,000	44,524
03/01/2047	5.450%		5,000	5,384
Verizon Communications, Inc.
11/01/2042	3.850%		35,000	30,492
03/15/2055	4.672%		9,000	8,446
Total				88,846
Total Corporate Bonds & Notes (Cost $5,223,567)				5,273,183

Equity Funds 15.8%
	Shares	Value ($)
International 4.0%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(d)	323,055	3,285,475
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(d)	442,435	4,888,903
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(d)	290,624	3,260,799
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(d)	438,151	4,885,381
Total		16,320,558
U.S. Large Cap 9.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	167,709	3,369,275
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	244,498	10,435,178
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(d),(e)	152,918	3,555,354
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	200,090	3,063,371
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(d),(e)	84,894	1,849,835
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(d),(e)	104,265	2,694,218
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(d),(e)	113,795	2,690,112

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – MFS Value Fund, Class 1 Shares(d),(e)	80,054	1,852,449
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(d),(e)	207,735	3,832,706
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(d),(e)	112,777	2,690,859
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	88,493	1,850,390
Total		37,883,747
U.S. Mid Cap 1.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(d),(e)	40,508	949,923
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(d),(e)	45,156	952,345
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(d),(e)	61,144	1,298,087
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	54,520	1,303,019
Total		4,503,374
U.S. Small Cap 1.5%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(d),(e)	101,207	2,171,903
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	101,637	2,040,884
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	79,217	2,081,818
Total		6,294,605
Total Equity Funds (Cost $53,102,669)		65,002,284

Exchange-Traded Funds 7.2%

iShares MSCI EAFE ETF	182,532	11,901,086
SPDR S&P 500 ETF Trust	73,425	17,754,165
Total Exchange-Traded Funds (Cost $25,542,183)		29,655,251

Fixed-Income Funds 54.7%
	Shares	Value ($)
Investment Grade 54.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	4,389,194	44,945,342
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	1,443,207	13,537,281
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	2,238,540	22,765,956
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	1,309,044	13,430,793
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(d)	4,127,118	45,109,395
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(d)	3,179,993	34,343,924
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(d)	4,269,914	44,791,403
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(d)	556,625	5,588,513
Total		224,512,607
Total Fixed-Income Funds (Cost $225,396,605)		224,512,607

Foreign Government Obligations(a),(f) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.0%
Enexis Holding NV(b)
10/20/2023	1.500%	EUR	100,000	119,607
Total Foreign Government Obligations (Cost $113,583)				119,607

Residential Mortgage-Backed Securities - Agency 6.0%

Federal National Mortgage Association(g)
07/18/2032	2.500%		8,592,000	8,636,638
07/18/2032	3.000%		592,000	607,586
07/18/2032- 07/13/2047	3.500%		14,340,000	14,788,481
07/13/2047	4.000%		592,000	622,317
Total Residential Mortgage-Backed Securities - Agency (Cost $24,730,670)				24,655,022

U.S. Treasury Obligations 0.0%

U.S. Treasury
05/15/2045	3.000%		40,000	41,237
Total U.S. Treasury Obligations (Cost $39,173)				41,237

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Options Purchased Puts 0.2%
Issuer	Notional ($)/Contracts	Exercise Price/Rate	Expiration Date	Value ($)
S&P 500 Index
	25	1,700.00	06/15/2018	36,750
	65	1,800.00	06/15/2018	131,300
	70	1,850.00	06/15/2018	167,300
	62	1,800.00	12/21/2018	232,190
	43	1,850.00	12/21/2018	184,255
Total Options Purchased Puts (Cost $2,528,324)				751,795
Money Market Funds 20.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.033%(d),(h)	84,117,730	84,117,730
Total Money Market Funds (Cost $84,117,381)		84,117,730
Total Investments (Cost: $420,794,155)		434,128,716
Other Assets & Liabilities, Net		(23,475,654)
Net Assets		410,653,062

At June 30, 2017, securities and/or cash totaling $1,306,840 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at June 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Standard Chartered	8/2/2017	174,000 GBP	222,149 USD	—	(4,698)
Standard Chartered	8/2/2017	1,295 USD	1,000 GBP	10	—
UBS	8/2/2017	543,000 EUR	606,368 USD	—	(14,797)
UBS	8/2/2017	5,700 USD	5,000 EUR	19	—
Total				29	(19,495)
Futures contracts outstanding at June 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
BP Currency	10	USD	815,312	09/2017	15,776	—
Canadian Government 10-Year Bond	1	CAD	108,382	09/2017	—	(3,125)
Euro FX	3	USD	430,012	09/2017	7,508	—
EURO STOXX 50	14	EUR	548,620	09/2017	—	(15,763)
Euro-Bobl	1	EUR	150,421	09/2017	—	(1,693)
Euro-Bund	1	EUR	184,880	09/2017	—	(3,376)
FTSE 100 Index	4	GBP	377,320	09/2017	—	(10,815)
JPY Currency	13	USD	1,447,875	09/2017	—	(38,558)
Long Gilt	1	GBP	163,549	09/2017	—	(2,398)
S&P 500 E-mini	150	USD	18,156,750	09/2017	—	(59,731)
S&P 500 Index	1	USD	605,225	09/2017	—	(1,891)
SPI 200 Index	6	AUD	651,273	09/2017	3,984	—
TOPIX Index	14	JPY	2,005,868	09/2017	7,180	—
U.S. Long Bond	32	USD	4,918,000	09/2017	53,188	—
U.S. Treasury 10-Year Note	142	USD	17,825,437	09/2017	—	(4,677)
U.S. Treasury 2-Year Note	107	USD	23,123,703	09/2017	—	(18,610)
U.S. Treasury 5-Year Note	6	USD	707,016	09/2017	—	(1,601)
U.S. Treasury 5-Year Note	134	USD	15,790,016	09/2017	—	(12,817)
U.S. Ultra Bond	4	USD	663,500	09/2017	10,056	—
Total			88,673,159		97,692	(175,055)

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	(9)	USD	(636,435)	09/2017	—	(4,280)
S&P/TSE 60 Index	(3)	CAD	(411,413)	09/2017	7,905	—
U.S. Long Bond	(8)	USD	(1,229,500)	09/2017	—	(9,243)
U.S. Treasury 10-Year Note	(1)	USD	(125,531)	09/2017	717	—
U.S. Treasury 2-Year Note	(17)	USD	(3,673,859)	09/2017	2,889	—
U.S. Treasury 2-Year Note	(1)	USD	(216,109)	09/2017	310	—
U.S. Treasury Ultra 10-Year Note	(5)	USD	(674,063)	09/2017	2,162	—
U.S. Ultra Bond	(1)	USD	(165,875)	09/2017	—	(3,401)
Total			(7,132,785)		13,983	(16,924)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $1,251,606, which represents 0.30% of net assets.
(c)	Variable rate security.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.033%	96,565,730	15,531,896	(27,979,896)	84,117,730	—	(315)	339,485	84,117,730
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	200,106	4,546	(36,943)	167,709	—	68,775	—	3,369,275
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	286,601	7,538	(49,641)	244,498	—	165,067	—	10,435,178
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	174,860	4,767	(26,709)	152,918	—	40,983	—	3,555,354
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	4,695,723	258,770	(565,299)	4,389,194	379,634	(68,231)	1,253,622	44,945,342
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	252,029	7,656	(59,595)	200,090	—	60,719	—	3,063,371
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	1,543,856	71,959	(172,608)	1,443,207	—	(126,059)	315,513	13,537,281
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2,498,706	165,963	(426,129)	2,238,540	88,368	(182,934)	770,450	22,765,956
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares	48,196	1,821	(9,509)	40,508	—	17,884	—	949,923
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares	50,749	1,925	(7,518)	45,156	—	17,346	—	952,345
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	96,788	3,974	(15,868)	84,894	—	45,685	—	1,849,835
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	127,273	8,382	(34,448)	101,207	—	90,823	—	2,171,903
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	1,409,488	68,751	(169,195)	1,309,044	8,997	(41,601)	382,361	13,430,793
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	4,460,230	215,094	(548,206)	4,127,118	276,437	(96,788)	1,046,897	45,109,395
Variable Portfolio – DFA International Value Fund, Class 1 Shares	548,273	42,316	(267,534)	323,055	—	101,262	55,532	3,285,475
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	72,614	2,369	(13,839)	61,144	—	22,002	—	1,298,087
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	210,675	302,138	(70,378)	442,435	—	13,279	41,611	4,888,903
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	232,960	14,016	(142,711)	104,265	—	345,368	—	2,694,218
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	97,884	47,382	(31,471)	113,795	—	21,317	—	2,690,112
Variable Portfolio – MFS Value Fund, Class 1 Shares	93,916	2,624	(16,486)	80,054	—	35,732	—	1,852,449
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	243,090	7,163	(42,518)	207,735	—	65,940	—	3,832,706
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	80,287	58,535	(26,045)	112,777	—	25,757	—	2,690,859
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	497,407	42,282	(249,065)	290,624	286,280	(7,970)	15,542	3,260,799
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	3,439,791	139,687	(399,485)	3,179,993	27,441	(97,749)	794,253	34,343,924
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	104,754	14,586	(17,703)	101,637	—	19,078	—	2,040,884
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	80,773	11,064	(12,620)	79,217	—	39,740	—	2,081,818
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	524,738	28,508	(115,095)	438,151	—	(56,913)	72,674	4,885,381
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	101,303	3,407	(16,217)	88,493	—	31,198	—	1,850,390
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	4,633,153	184,337	(547,576)	4,269,914	155,662	(94,801)	741,496	44,791,403
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	61,162	2,999	(9,641)	54,520	—	23,362	—	1,303,019
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	600,150	21,870	(65,395)	556,625	316	(6,942)	55,362	5,588,513
Total	124,033,265	17,278,325	(32,145,343)	109,166,247	1,223,135	471,014	5,884,798	373,632,621

(e)	Non-income producing investment.
(f)	Principal and interest may not be guaranteed by the government.
(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at June 30, 2017.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
June 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	5,273,183	—	—	5,273,183
Equity Funds	—	—	—	65,002,284	65,002,284
Exchange-Traded Funds	29,655,251	—	—	—	29,655,251
Fixed-Income Funds	—	—	—	224,512,607	224,512,607
Foreign Government Obligations	—	119,607	—	—	119,607
Residential Mortgage-Backed Securities - Agency	—	24,655,022	—	—	24,655,022
U.S. Treasury Obligations	41,237	—	—	—	41,237
Options Purchased Puts	751,795	—	—	—	751,795
Money Market Funds	—	—	—	84,117,730	84,117,730
Total Investments	30,448,283	30,047,812	—	373,632,621	434,128,716
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	29	—	—	29
Futures Contracts	111,675	—	—	—	111,675
Liability
Forward Foreign Currency Exchange Contracts	—	(19,495)	—	—	(19,495)
Futures Contracts	(191,979)	—	—	—	(191,979)
Total	30,367,979	30,028,346	—	373,632,621	434,028,946
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Statement of Assets and Liabilities
June 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$55,649,176
Affiliated issuers, at cost	362,616,655
Options purchased, at cost	2,528,324
Total investments, at cost	420,794,155
Investments, at value
Unaffiliated issuers, at value	59,744,300
Affiliated issuers, at value	373,632,621
Options purchased, at value	751,795
Total investments, at value	434,128,716
Cash	10
Foreign currency (identified cost $13,970)	14,190
Cash collateral held at broker	30,000
Margin deposits	1,276,840
Unrealized appreciation on forward foreign currency exchange contracts	29
Receivable for:
Investments sold	319,445
Dividends	154,638
Interest	76,601
Foreign tax reclaims	41
Variation margin for futures contracts	21,179
Trustees’ deferred compensation plan	15,779
Total assets	436,037,468
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	19,495
Payable for:
Investments purchased	5,312
Investments purchased on a delayed delivery basis	24,761,359
Capital shares purchased	398,150
Variation margin for futures contracts	141,016
Management services fees	2,684
Distribution and/or service fees	2,823
Transfer agent fees	211
Compensation of board members	3,317
Compensation of chief compliance officer	48
Other expenses	34,212
Trustees’ deferred compensation plan	15,779
Total liabilities	25,384,406
Net assets applicable to outstanding capital stock	$410,653,062
Represented by
Trust capital	$410,653,062
Total - representing net assets applicable to outstanding capital stock	$410,653,062
Class 2
Net assets	$410,653,062
Shares outstanding	36,564,888
Net asset value per share	$11.23
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017	15

Statement of Operations
Six Months Ended June 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$356,526
Dividends — affiliated issuers	5,884,798
Interest	81,427
Total income	6,322,751
Expenses:
Management services fees	475,650
Distribution and/or service fees
Class 2	524,358
Transfer agent fees
Class 2	37,174
Compensation of board members	12,973
Custodian fees	17,060
Printing and postage fees	18,488
Audit fees	12,010
Legal fees	5,564
Compensation of chief compliance officer	100
Other	8,676
Total expenses	1,112,053
Net investment income	5,210,698
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	608,321
Investments — affiliated issuers	471,014
Capital gain distributions from underlying affiliated funds	1,223,135
Foreign currency translations	(2,989)
Forward foreign currency exchange contracts	(24,709)
Futures contracts	2,874,990
Net realized gain	5,149,762
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,671,944
Investments — affiliated issuers	5,851,539
Foreign currency translations	14,119
Forward foreign currency exchange contracts	(26,585)
Futures contracts	(94,442)
Options purchased	(1,407,210)
Net change in unrealized appreciation (depreciation)	7,009,365
Net realized and unrealized gain	12,159,127
Net increase in net assets resulting from operations	$17,369,825
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Operations
Net investment income	$5,210,698	$3,264,856
Net realized gain (loss)	5,149,762	(1,466,697)
Net change in unrealized appreciation (depreciation)	7,009,365	7,295,533
Net increase in net assets resulting from operations	17,369,825	9,093,692
Increase (decrease) in net assets from capital stock activity	(51,508,473)	193,722,808
Total increase (decrease) in net assets	(34,138,648)	202,816,500
Net assets at beginning of period	444,791,710	241,975,210
Net assets at end of period	$410,653,062	$444,791,710
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	June 30, 2017 (Unaudited)		December 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2
Subscriptions	1,727,834	19,125,784	22,185,260	237,339,879
Redemptions	(6,433,239)	(70,634,257)	(4,055,487)	(43,617,071)
Net increase (decrease)	(4,705,405)	(51,508,473)	18,129,773	193,722,808
Total net increase (decrease)	(4,705,405)	(51,508,473)	18,129,773	193,722,808
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Class 2	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31,
		2016	2015	2014	2013 (a)
Per share data
Net asset value, beginning of period	$10.78	$10.46	$10.58	$10.13	$10.00
Income from investment operations:
Net investment income	0.14	0.09	0.10	0.06	0.10
Net realized and unrealized gain (loss)	0.31	0.23	(0.22)	0.39	0.03
Total from investment operations	0.45	0.32	(0.12)	0.45	0.13
Net asset value, end of period	$11.23	$10.78	$10.46	$10.58	$10.13
Total return	4.17%	3.06%	(1.13%)	4.44%	1.30%
Ratios to average net assets
Total gross expenses(b)	0.53% (c)	0.53%	0.56%	0.61%	0.91% (c)
Total net expenses(b),(d)	0.53% (c)	0.53%	0.56%	0.60%	0.67% (c)
Net investment income	2.48% (c)	0.86%	0.98%	0.54%	1.34% (c)
Supplemental data
Net assets, end of period (in thousands)	$410,653	$444,792	$241,975	$142,420	$62,186
Portfolio turnover	49%	106%	142%	184%	109%

Notes to Financial Highlights
(a)	Based on operations from April 12, 2013 (fund commencement of operations) through the stated period end.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017	19

Notes to Financial Statements
June 30, 2017 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Managed Volatility Conservative Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds).
For information on the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website, www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies as well as other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
20	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	19,069*
Equity risk	Investments, at value — Options Purchased	751,795
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	29
Foreign exchange risk	Component of trust capital — unrealized appreciation on futures contracts	23,284*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	69,322*
Total		863,499

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures	92,480*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	19,495
Foreign exchange risk	Component of trust capital - unrealized depreciation on futures	38,558*
Interest rate risk	Component of trust capital - unrealized depreciation on futures	60,941*
Total		211,474

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	2,392,191	2,392,191
Foreign exchange risk	(24,709)	92,233	67,524
Interest rate risk	—	390,566	390,566
Total	(24,709)	2,874,990	2,850,281

24	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	(373,005)	(1,407,210)	(1,780,215)
Foreign exchange risk	(26,585)	34,073	—	7,488
Interest rate risk	—	244,490	—	244,490
Total	(26,585)	(94,442)	(1,407,210)	(1,528,237)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	93,654,169
Futures contracts — short	6,671,700

Derivative instrument	Average market value ($)*
Options contracts — purchased	922,298

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,253	(11,461)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2017.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2017:
	Deutsche Bank ($)	Standard Chartered ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	10	19	29
Options purchased puts	751,795	-	-	751,795
Total assets	751,795	10	19	751,824
Liabilities
Forward foreign currency exchange contracts	-	4,698	14,797	19,495
Total liabilities	-	4,698	14,797	19,495
Total financial and derivative net assets	751,795	(4,688)	(14,778)	732,329
Total collateral received (pledged) (a)	-	-	-	-
Net amount (b)	751,795	(4,688)	(14,778)	732,329

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
26	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
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Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund entered into a Management Agreement with the Investment Manager. Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2017 was 0.23% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Service fees
Effective July 1, 2017, the Fund has a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund bears a service fee paid to Participating Insurance Companies and other financial intermediaries up to a cap approved by the Board of Trustees from time to time.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Transfer agency fees
Prior to July 1, 2017, the Fund had a Transfer and Dividend Disbursing Agent Agreement with the Transfer Agent. The annual fee rate under this agreement was 0.00% on assets invested in Underlying Funds that pay a transfer agency fee to the Transfer Agent and 0.06% of the Fund’s average daily net assets on assets invested in securities (other than Underlying Funds that paid a transfer agency fee to the Transfer Agent), including other funds that did not pay a transfer agency fee to the Transfer Agent, exchange-traded funds, derivatives and individual securities. Effective July 1, 2017, the Fund no longer pays a transfer agency fee.
28	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
For the six months ended June 30, 2017, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets of Class 2 shares was 0.02%.
Distribution fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board of Trustees has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through April 30, 2018
Class 2	1.10%
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $175,853,755 and $205,574,487, respectively, for the six months ended June 30, 2017, of which $147,513,250 and $147,726,822, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
June 30, 2017 (Unaudited)
charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended June 30, 2017.
Note 7. Significant risks
Shareholder concentration risk
At June 30, 2017, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement
On June 14, 2017, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Variable Insurance Trust (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Variable Portfolio – Managed Volatility Conservative Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 27, 2017, April 26, 2017 and June 13, 2017 and at Board meetings held on March 28, 2017 and June 14, 2017. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 13, 2017, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 14, 2017, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through April 30, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017	31

Board Consideration and Approval of Management
Agreement  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2016, the Fund’s performance was in the eighty-second and seventy-sixth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.
32	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Board Consideration and Approval of Management
Agreement  (continued)
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2016, the Fund’s actual management fee and net total expense ratio are both ranked in the second quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, warranted the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2016 to profitability levels realized in 2015. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017	33

Board Consideration and Approval of Management
Agreement  (continued)
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board also considered the tax benefits provided to affiliates of the Investment Manager as a result of the election by certain Funds to be taxed as partnerships. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
34	Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Variable Portfolio – Managed Volatility Conservative Fund | Semiannual Report 2017	35

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Columbia Variable Portfolio – Managed Volatility Conservative Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
S-6627 AL (8/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 18, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 18, 2017